Registration No. 002-35570

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 134
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 134

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(Registrant Exact Name as Specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
(515) 247-5419
(Registrant's Telephone Number, including Area Code)

Laura B. Latham
The Principal Financial Group
Des Moines, Iowa 50392
(Name and Address of Agent for Service)

Approximate date of proposed public offering:
As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐    immediately upon filing pursuant to paragraph (b)
☒    on May 1, 2026 pursuant to paragraph (b)
☐    60 days after filing pursuant to paragraph (a)
☐    on (date) pursuant to paragraph (a)
☐    75 days after filing pursuant to paragraph (a)(2)
☐    on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered:
Class 1 and Class 2 shares
EXPLANATORY NOTE

Principal Variable Contracts Funds, Inc. (the "Registrant") is filing this Amendment as an annual update to the Registrant’s Registration Statement for all series. The Amendment includes the following: (1) facing page; (2) Part A (Prospectus for Class 1 and Class 2 shares); (3) Part B (Statement of Additional Information); (4) Part C; and (5) signature pages.

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

(“PVC” or the “Registrant”)

Class 1 Shares
Class 2 Shares

The date of this Prospectus is May 1, 2026.

ACCOUNTS OF THE REGISTRANT
(each, a "Fund" and, together, the "Funds")

Equity Accounts	Asset Allocation Accounts
Blue Chip Account (Class 2)	Diversified Balanced Account (Class 1 & Class 2)
Diversified International Account (Class 1)	Diversified Balanced Adaptive Allocation Account (Class 2 )
Equity Income Account (Class 1 & Class 2)	Diversified Growth Account (Class 2)
Global Emerging Markets Account (Class 1)	Diversified Growth Adaptive Allocation Account (Class 2)
LargeCap Growth Account I (Class 1)	Diversified Income Account (Class 2)
LargeCap S&P 500 Index Account (Class 1 & Class 2)	Principal LifeTime Accounts
MidCap Account (Class 1 & Class 2)	Strategic Income Account (Class 1)
Principal Capital Appreciation Account (Class 1 & Class 2)	2020 Account (Class 1)
Real Estate Securities Account (Class 1 & Class 2)	2030 Account (Class 1)
SmallCap Account (Class 1 & Class 2)	2040 Account (Class 1)
U.S. LargeCap S&P 500 Index Buffer January Account (Class 2)	2050 Account (Class 1)
U.S. LargeCap S&P 500 Index Buffer April Account (Class 2)	2060 Account (Class 1)
U.S. LargeCap S&P 500 Index Buffer July Account (Class 2)	Strategic Asset Management Portfolios (the "SAM Portfolios")
U.S. LargeCap S&P 500 Index Buffer October Account (Class 2)	SAM Balanced Portfolio (Class 1 & Class 2)
SAM Conservative Balanced Portfolio (Class 1 & Class 2)
Fixed-Income Accounts	SAM Conservative Growth Portfolio (Class 1 & Class 2)
Bond Market Index Account (Class 1)	SAM Flexible Income Portfolio (Class 1 & Class 2)
Core Plus Bond Account (Class 1)	SAM Strategic Growth Portfolio (Class 1 & Class 2)
Government & High Quality Bond Account (Class 1)
Short-Term Income Account (Class 1)

This Prospectus describes a mutual fund organized by Principal Financial Group, Inc. and its affiliates. The Registrant provides a choice of investment objectives through the Funds listed above.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLUE CHIP ACCOUNT
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 2
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.93%
Expense Reimbursement (1)	(0.03)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class 2 shares. It is expected the expense limit will continue through the period ending April 30, 2027; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Blue Chip Account - Class 2	$92	$293	$512	$1,140
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the S&P 500® Index (as of March 31, 2026, this was between approximately $5.3 billion and $4.2 trillion). In PGI’s view, “blue chip” companies typically display some or all of the following characteristics: (1) large, well-established, and financially sound companies; and (2) considered market leaders or among the top three companies in their sector. The Fund tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above-average earnings. In selecting securities in which to invest, PGI uses a bottom-up, fundamental process, focusing on a fundamental analysis of individual companies. The Fund also invests in securities of foreign companies.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Using the historical performance of the Fund's Class 3 shares, adjusted as described below, the bar chart shows changes in the performance of the Fund's Class 2 shares from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
For periods prior to the inception date of Class 2 shares (April 30, 2025), the performance shown in the table for Class 2 shares is that of the Fund's Class 3 shares, adjusted to reflect the fees and expenses of the Class 2 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 3 shares, which were first sold on December 9, 2020, and liquidated on May 1, 2025.
Life of Fund returns are measured from the date the Fund’s shares were first sold (December 9, 2020).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	17.47%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(20.36)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Year	Life of Fund
Blue Chip Account - Class 2	9.32%	9.56%	10.17%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	13.19%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	15.43%
The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•K. William Nolin (since 2020), Portfolio Manager
•Tom Rozycki (since 2020), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

BOND MARKET INDEX ACCOUNT
Objective
The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.14%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.15%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Bond Market Index Account - Class 1	$15	$48	$85	$192
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund uses a passive investment approach known as “sampling” to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg US Aggregate Index (the “Index”). The Index is composed of investment-grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). As of March 31, 2026, the Index was composed of 14,087 issues. The Index is rebalanced monthly to reflect securities that have dropped out of or entered the Index in the preceding month. Generally, the Fund makes corresponding changes to its portfolio shortly after Index changes are made public. Because of the practical difficulties and expense of purchasing all of the securities in the Index, the Fund does not purchase all of the securities in the Index. Instead, the Fund uses a sampling methodology to purchase securities with generally the same risk and return characteristics of the Index. Under normal circumstances, the Fund maintains an average portfolio duration that is in line with the duration of the Index, which as of March 31, 2026 was 5.78 years.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2026, the Index was not concentrated in any industry.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	6.70%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(5.86)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Bond Market Index Account - Class 1	7.16%	(0.52)%	1.80%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Scott Brustkern (since 2026), Portfolio Manager
•Jeff Callahan (since 2020), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

CORE PLUS BOND ACCOUNT
Objective
The Fund seeks to provide current income and, as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.47%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.50%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Core Plus Bond Account - Class 1	$51	$160	$280	$628
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund also invests in other debt securities, including foreign securities and emerging market securities. The Fund invests in investment-grade securities and, with respect to up to 25% of its assets, in below-investment-grade securities (sometimes called “high yield” or “junk”), which are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg US Aggregate Index, which as of March 31, 2026 was 6.03 years. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund enters into dollar roll transactions, which may involve leverage. The Fund invests in derivatives, including Treasury futures, credit index futures, and interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund’s net asset value, or diminish the Fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	7.36%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(6.01)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Core Plus Bond Account - Class 1	7.46%	(0.48)%	2.36%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Bryan C. Davis (since 2022), Portfolio Manager
•John R. Friedl (since 2025), Portfolio Manager
•Michael Goosay (since 2023), Portfolio Manager
•Tina Paris (since 2025), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

DIVERSIFIED BALANCED ACCOUNT
Objective
The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	0.24%	0.49%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Balanced Account - Class 1	$25	$77	$135	$306
Diversified Balanced Account - Class 2	50	157	274	616
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.0% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund generally allocates approximately 50% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 50% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Fund is rebalanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s Class 2 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
For periods prior to the inception date of Class 1 shares (May 1, 2017), the performance shown in the table for Class 1 shares is that of the Fund’s Class 2 shares, adjusted to reflect the fees and expenses of the Class 1 shares. However, where the adjustment for fees and expenses results in performance for Class 1 shares that is higher than the historical performance of the Class 2 shares, the historical performance of Class 2 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	11.21%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(10.31)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Diversified Balanced Account - Class 1	12.46%	5.93%	7.51%
Diversified Balanced Account - Class 2	12.09%	5.66%	7.27%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Diversified Balanced Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	12.63%	6.19%	7.76%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	7.50%	9.12%	10.72%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	6.02%	7.31%	9.81%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Diversified Balanced Custom Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the custom index is also shown. The weightings of the Diversified Balanced Custom Index are as follows: 50% Bloomberg US Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2023), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

DIVERSIFIED BALANCED ADAPTIVE ALLOCATION ACCOUNT
Objective
The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 2
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	0.53%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Balanced Adaptive Allocation Account - Class 2	$54	$170	$296	$665
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Fund uses a systematic approach to identify volatility signals in the market and determine whether equity market volatility is below or above average. During periods of lower equity market volatility, the Fund generally allocates approximately 50% of its assets to equity index Underlying Funds and long positions in ETFs and exchange-traded futures to gain broad market capitalization exposure to both U.S. and non-U.S. equity investments, including investments in smaller companies, and approximately 50% to fixed-income Underlying Funds for intermediate duration fixed-income exposure.
During periods of higher equity market volatility, the Fund implements a volatility control strategy to hedge its equity exposure. Specifically, the Fund invests in cash and/or cash equivalents, such as high-quality, short-term money market investments, and/or takes short positions in exchange-traded futures.

The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and strategy allocations and/or substitute or remove Underlying Funds when it deems appropriate. For example, during periods of higher equity market volatility, the allocations to the equity Underlying Funds might be reduced. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.

Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Life of Fund returns are measured from the date the Fund’s shares were first sold (March 30, 2017).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	9.18%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.01)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	Life of Fund
Diversified Balanced Adaptive Allocation Account - Class 2	7.00%	4.50%	5.74%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	1.24%
Diversified Balanced Adaptive Allocation Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	12.63%	6.19%	6.98%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	1.24%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.40%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	5.70%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	7.50%	9.12%	9.72%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	6.02%	7.31%	8.51%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Diversified Balanced Adaptive Allocation Custom Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the custom index is also shown. The weightings of the Diversified Balanced Adaptive Allocation Custom Index are as follows: 50% Bloomberg US Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2023), Portfolio Manager
•Tyler O'Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2018), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

DIVERSIFIED GROWTH ACCOUNT
Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.49%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Growth Account - Class 2	$50	$157	$274	$616
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.8% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund generally allocates approximately 65% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 35% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Fund is rebalanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	13.81%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(13.22)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Diversified Growth Account - Class 2	13.86%	7.60%	8.90%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Diversified Growth Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	14.38%	8.14%	9.40%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	7.50%	9.12%	10.72%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	6.02%	7.31%	9.81%
The S&P 500 Index is the Fund's primary broad-based securities market index. The Diversified Growth Custom Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the custom index is also shown. The weightings of the Diversified Growth Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg US Aggregate Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2023), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

DIVERSIFIED GROWTH ADAPTIVE ALLOCATION ACCOUNT
Objective
The Fund seeks to provide long-term capital appreciation, while seeking to control volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 2
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses	0.53%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Growth Adaptive Allocation Account - Class 2	$54	$170	$296	$665
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Fund uses a systematic approach to identify volatility signals in the market and determine whether equity market volatility is below or above average. During periods of lower equity market volatility, the Fund generally allocates approximately 65% of its assets to equity index Underlying Funds and long positions in ETFs and exchange-traded futures to gain broad market capitalization exposure to both U.S. and non-U.S. equity investments, including investments in smaller companies, and approximately 35% to fixed-income Underlying Funds for intermediate duration fixed-income exposure.
During periods of higher equity market volatility, the Fund implements a volatility control strategy to hedge its equity exposure. Specifically, the Fund invests in cash and/or cash equivalents, such as high-quality, short-term money market investments, and/or takes short positions in exchange-traded futures.

The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and strategy allocations and/or substitute or remove Underlying Funds when it deems appropriate. For example, during periods of higher equity market volatility, the allocations to the equity Underlying Funds might be reduced. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.

Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Life of Fund returns are measured from the date the Fund’s shares were first sold (March 30, 2017).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	9.81%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.91)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	Life of Fund
Diversified Growth Adaptive Allocation Account - Class 2	7.31%	6.13%	6.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.40%
Diversified Growth Adaptive Allocation Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	14.38%	8.14%	8.59%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.40%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	1.24%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	5.70%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	7.50%	9.12%	9.72%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	6.02%	7.31%	8.51%
The S&P 500 Index is the Fund's primary broad-based securities market index. The Diversified Growth Adaptive Allocation Custom Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the custom index is also shown. The weightings of the Diversified Growth Adaptive Allocation Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg US Aggregate Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2023), Portfolio Manager
•Tyler O'Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2018), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

DIVERSIFIED INCOME ACCOUNT
Objective
The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.48%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Income Account - Class 2	$49	$154	$269	$604
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Fund generally allocates approximately 35% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments, including investments in smaller companies, and approximately 65% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund’s assets are allocated among Underlying Funds in accordance with the Fund’s investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Fund is rebalanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.67%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.70)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Diversified Income Account - Class 2	10.38%	3.74%	5.61%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Diversified Income Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	10.89%	4.25%	6.10%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	7.50%	9.12%	10.72%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	6.02%	7.31%	9.81%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Diversified Income Custom Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the custom index is also shown. The weightings of the Diversified Income Custom Index are as follows: 65% Bloomberg US Aggregate Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P MidCap 400 Index, and 3% S&P SmallCap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2023), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

DIVERSIFIED INTERNATIONAL ACCOUNT
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.81%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.86%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified International Account - Class 1	$88	$274	$477	$1,061
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.7% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia, Hong Kong, and Singapore); however, the Fund also invests in emerging market securities. The Fund invests in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value).
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.11%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(23.04)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Diversified International Account - Class 1	32.36%	7.40%	8.08%
MSCI ACWI Ex USA Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	32.39%	7.91%	8.41%
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Paul H. Blankenhagen (since 2003), Portfolio Manager
•George P. Maris (since 2023), Portfolio Manager
•Matthew Peron (since 2025), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY INCOME ACCOUNT
Objective
The Fund seeks to provide current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.48%	0.73%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Equity Income Account - Class 1	$49	$154	$269	$604
Equity Income Account - Class 2	75	233	406	906
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s Class 1 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	15.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(25.51)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Equity Income Account - Class 1	15.50%	10.21%	11.51%
Equity Income Account - Class 2	15.25%	9.94%	11.24%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.59%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.91%	11.33%	10.53%
The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Daniel R. Coleman (since 2010), Portfolio Manager
•Sarah E. Radecki (since 2021), Portfolio Manager
•Nedret Vidinli (since 2017), Associate Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

GLOBAL EMERGING MARKETS ACCOUNT
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	1.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.12%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Global Emerging Markets Account - Class 1	$114	$356	$617	$1,363
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. The Fund considers “emerging market” to mean any country that is not in the MSCI World Index. Generally, emerging markets include all countries except the United States, Canada, Japan, Australia, Singapore, New Zealand, and most nations located in Western Europe. The Fund also includes Mainland China and its administrative and other districts such as Hong Kong and Macau in its definition of “emerging market.” The Fund considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iii) the issuer or guarantor of the security derives a majority of its revenue from emerging markets; or (iv) the currency of settlement of the security is the currency of an emerging market.
The Fund invests in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value).
The Fund may invest in and have direct access to China A shares listed on the Shanghai Stock Stock Connect program (“SSE”) via the Shanghai-Hong Kong Stock Connect and Shenzhen Hong Kong Stock Connect Schemes.
On or about July 1, 2026, subject to shareholder approval, add the following:
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China and its administrative and other districts such as Hong Kong and Macau. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
On or about July 1, 2026, subject to shareholder approval, add Non-Diversification Risk.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
During 2016, the Fund experienced a significant one-time gain of approximately $0.07 per share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.63%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(24.46)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Global Emerging Markets Account - Class 1	37.27%	5.06%	8.12%	(1)
MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	33.57%	4.20%	8.42%
(1) During 2016, the Fund experienced a significant one-time gain of approximately $0.07 per share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Daniel Graña (since 2025), Portfolio Manager
•John Paul Lech (since 2025), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Objective
The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.48%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.50%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Government & High Quality Bond Account - Class 1	$51	$160	$280	$628
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 240.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated AAA by S&P Global Ratings (“S&P Global”) or Aaa by Moody’s Investors Service, Inc. (“Moody’s”). Bonds include, but are not limited to, asset-backed securities (“ABS”), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (“MBS”) (also referred to as securitized products). The Fund also invests in ABS and MBS that are rated lower than AAA by S&P Global or Aaa by Moody’s (or of comparable quality), including collateralized mortgage obligations, and in other obligations that are secured by mortgages or MBS. The MBS in which the Fund invests include MBS trading in the to-be-announced (“TBA”) markets. If a security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg US Agency Fixed Rate MBS Index, which as of March 31, 2026 was 5.52 years. The Fund is not managed to a particular maturity. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund invests in derivatives, including Treasury futures and securities delivered in TBA transactions, to manage the fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk). With respect to securities that are delivered in TBA transactions, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	7.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 2022	(5.32)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Government & High Quality Bond Account - Class 1	7.91%	(0.23)%	1.26%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Bloomberg US Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses, or taxes)	8.58%	0.15%	1.59%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Bryan C. Davis (since 2019), Portfolio Manager
•Zach Gassmann (since 2019), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP GROWTH ACCOUNT I
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.68%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver (1)	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver	0.67%
(1) Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending April 30, 2027. The fee waiver will reduce the Fund's management fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
LargeCap Growth Account I - Class 1	$68	$219	$382	$857
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth equity securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index (as of March 31, 2026, this was between approximately $907.9 million and $4.3 trillion), and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 1000® Growth Index.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	27.91%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(21.64)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
LargeCap Growth Account I - Class 1	11.39%	9.44%	15.00%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.59%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	18.13%
The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2009), Portfolio Manager
•Michael Messina (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Sub-Advisors
Los Angeles Capital Management LLC
T. Rowe Price Associates, Inc.
Westfield Capital Management Company, L.P.
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP S&P 500 INDEX ACCOUNT
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.20%	0.45%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
LargeCap S&P 500 Index Account - Class 1	$20	$64	$113	$255
LargeCap S&P 500 Index Account - Class 2	46	144	252	567
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (the “Index”). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of March 31, 2026, the market capitalization range of the companies comprising the Index was between approximately $5.3 billion and $4.2 trillion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2026, the Index was not concentrated in any industry. The Fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (“1940 Act”), to the approximate extent the Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the share price of a non-diversified fund than would occur in a more diversified fund.

Note:    “Standard & Poor’s 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Non-Diversification Risk. From time to time, the Fund may operate as a non-diversified fund under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s Index. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s Class 1 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.47%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.66)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
LargeCap S&P 500 Index Account - Class 1	17.62%	14.14%	14.52%
LargeCap S&P 500 Index Account - Class 2	17.31%	13.85%	14.22%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Tyler O'Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2018), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

MIDCAP ACCOUNT
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.53%	0.78%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
MidCap Account - Class 1	$54	$170	$296	$665
MidCap Account - Class 2	80	249	433	966
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (MidCap). For this Fund, companies with medium market capitalizations (MidCap) are those with market capitalizations within the range of companies comprising the Russell MidCap® Index (as of March 31, 2026, this was between approximately $907.9 million and $116.5 billion). The Fund also invests in foreign securities.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s Class 1 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	24.91%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(23.86)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
MidCap Account - Class 1	1.78%	8.33%	12.58%
MidCap Account - Class 2	1.52%	8.06%	12.30%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)	10.60%	8.67%	11.01%
The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•K. William Nolin (since 2000), Portfolio Manager
•Tom Rozycki (since 2013), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.63%	0.88%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Capital Appreciation Account - Class 1	$64	$202	$351	$786
Principal Capital Appreciation Account - Class 2	90	281	488	1,084
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.0% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Although there is no restriction on the size of the companies in which the Fund invests, most of the Fund's investments typically include companies with a market capitalization over $10 billion at the time of purchase. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
On or about July 1, 2026, subject to shareholder approval, add the following:
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
On or about July 1, 2026, subject to shareholder approval, add Non-Diversification Risk.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s Class 1 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.79%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.40)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Principal Capital Appreciation Account - Class 1	13.52%	13.82%	14.35%
Principal Capital Appreciation Account - Class 2	13.22%	13.53%	14.07%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.59%
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Daniel R. Coleman (since 2010), Portfolio Manager
•Theodore Jayne (since 2015), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Objective
The Fund seeks current income, and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.00%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.45%
Total Annual Fund Operating Expenses	0.48%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal LifeTime Strategic Income Account – Class 1	$49	$154	$269	$604
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund’s asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Principal LifeTime Portfolios

Target allocations over time

Fixed income 52.15% 66.00%
Real assets/other 2.50% 2.50%
U.S. equity 31.75% 22.05%
Non-U.S. equity 13.60% 9.45%
100%
0%
% of total assets
Real assets/other
Fixed income
U.S. equity
Non-U.S. equity
Target date
(assumed retirement)
0
10
Years to retirement
Years after retirement

As of October 31, 2025.
Shareholders receive exposure to real assets/other category through certain underlying funds.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.

Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.47%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.43)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Principal LifeTime Strategic Income Account - Class 1	10.45%	3.48%	4.98%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	11.66%	4.15%	5.32%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2020 ACCOUNT
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses	0.47%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal LifeTime 2020 Account - Class 1	$48	$151	$263	$591
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.1% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.

The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	12.53%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(11.58)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Principal LifeTime 2020 Account - Class 1	11.33%	4.65%	6.77%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	12.72%	5.35%	6.81%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2030 ACCOUNT
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	0.50%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal LifeTime 2030 Account - Class 1	$51	$160	$280	$628
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.1% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.73%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.70)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Principal LifeTime 2030 Account - Class 1	13.21%	5.91%	8.07%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	15.13%	7.07%	8.41%
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2040 ACCOUNT
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	0.54%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal LifeTime 2040 Account - Class 1	$55	$173	$302	$677
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.7% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.06%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(18.74)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Principal LifeTime 2040 Account - Class 1	15.57%	7.56%	9.35%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	18.20%	9.18%	10.06%
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2050 ACCOUNT
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	0.58%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal LifeTime 2050 Account - Class 1	$59	$186	$324	$726
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.68%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.78)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Principal LifeTime 2050 Account - Class 1	17.50%	8.77%	10.22%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	19.56%	10.13%	10.79%
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2060 ACCOUNT
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.57%
Total Annual Fund Operating Expenses	0.61%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal LifeTime 2060 Account - Class 1	$62	$195	$340	$762
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds ("PETF"), Principal Funds, Inc. (“PFI”), and Principal Variable Contracts Funds, Inc. (“PVC”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.23%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.87)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Principal LifeTime 2060 Account - Class 1	17.68%	8.97%	10.35%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)	19.94%	10.26%	10.98%
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2013), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

REAL ESTATE SECURITIES ACCOUNT
Objective
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.78%	1.03%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Real Estate Securities Account - Class 1	$80	$249	$433	$966
Real Estate Securities Account - Class 2	105	328	569	1,259
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry. A real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies.
REITs are pooled investment vehicles that invest in income-producing real estate, real estate-related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund invests in equity securities regardless of market capitalization (small, medium, or large). The Fund invests in growth and value equity securities. The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s Class 1 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 2019	17.53%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.98)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Real Estate Securities Account - Class 1	1.24%	4.88%	5.94%
Real Estate Securities Account - Class 2	0.92%	4.61%	5.67%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
FTSE NAREIT All Equity REIT Index (reflects no deduction for fees, expenses, or taxes)	2.27%	4.85%	5.77%
The Russell 3000 Index is the Fund's primary broad-based securities market index. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Principal Real Estate Investors, LLC
•Keith Bokota (since 2013), Portfolio Manager
•Anthony Kenkel (since 2012), Portfolio Manager
•Kelly D. Rush (since 2000), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Objective
The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	0.68%	0.93%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
SAM Balanced Portfolio - Class 1	$69	$218	$379	$847
SAM Balanced Portfolio - Class 2	95	296	515	1,143
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.2% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.

The Fund generally invests:
•between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as corporate bonds;
•between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund's Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s Class 1 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	13.19%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.32)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
SAM Balanced Portfolio - Class 1	14.00%	7.27%	8.29%
SAM Balanced Portfolio - Class 2	13.65%	6.99%	8.01%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
SAM Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	16.22%	6.57%	7.96%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	15.26%	7.15%	8.61%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Balanced Blended Index to the following because such weightings more closely align with the Fund's investment approach: 60% MSCI ACWI Index NTR and 40% Bloomberg US Aggregate Index. Prior to March 1, 2026, the components and weightings of the SAM Balanced Blended Index were as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2022), Portfolio Manager
•Todd A. Jablonski (since 2010), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Objective
The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses	0.67%	0.92%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
SAM Conservative Balanced Portfolio - Class 1	$68	$214	$373	$835
SAM Conservative Balanced Portfolio - Class 2	94	293	509	1,131
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.4% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.

The Fund generally invests:
•between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products and corporate bonds;
•between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund's Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.

The bar chart shows changes in the Fund’s Class 1 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	10.38%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(11.48)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
SAM Conservative Balanced Portfolio - Class 1	11.69%	5.04%	6.39%
SAM Conservative Balanced Portfolio - Class 2	11.28%	4.78%	6.12%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Conservative Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	13.21%	4.26%	6.02%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	12.59%	4.64%	6.45%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The SAM Conservative Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Conservative Balanced Blended Index to the following because such weightings more closely align with the Fund's investment approach: 60% Bloomberg US Aggregate Index and 40% MSCI ACWI Index NTR. Prior to March 1, 2026, the components and weightings of the SAM Conservative Balanced Blended Index were as follows: 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2022), Portfolio Manager
•Todd A. Jablonski (since 2010), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	0.72%	0.97%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
SAM Conservative Growth Portfolio – Class 1	$74	$230	$401	$894
SAM Conservative Growth Portfolio - Class 2	99	309	536	1,190
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.2% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.

The Fund generally invests:
•between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as corporate bonds;
•between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund's Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s Class 1 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	16.04%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.01)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
SAM Conservative Growth Portfolio - Class 1	15.56%	9.00%	9.94%
SAM Conservative Growth Portfolio - Class 2	15.31%	8.74%	9.67%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
SAM Conservative Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	19.26%	8.88%	9.87%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	17.95%	9.66%	10.73%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Conservative Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Conservative Growth Blended Index to the following because such weightings more closely align with the Fund's investment approach: 80% MSCI ACWI Index NTR and 20% Bloomberg US Aggregate Index. Prior to March 1, 2026, the components and weightings of the SAM Conservative Growth Blended Index were as follows: 60% Russell 3000 Index, 20% Bloomberg US Aggregate Index, and 20% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2022), Portfolio Manager
•Todd A. Jablonski (since 2010), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Objective
The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.02%
Acquired Fund Fees and Expenses	0.40%	0.40%
Total Annual Fund Operating Expenses	0.64%	0.90%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
SAM Flexible Income Portfolio - Class 1	$65	$205	$357	$798
SAM Flexible Income Portfolio - Class 2	92	287	498	1,108
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.7% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.

The Fund generally invests:
•between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products, corporate bonds, and U.S. government securities;
•between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s Class 1 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.83%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(8.66)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
SAM Flexible Income Portfolio - Class 1	9.96%	3.57%	5.12%
SAM Flexible Income Portfolio - Class 2	9.61%	3.31%	4.85%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Flexible Income Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	10.98%	2.52%	4.53%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	10.44%	2.81%	4.87%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The SAM Flexible Income Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Flexible Income Blended Index to the following because such weightings more closely align with the Fund's investment approach: 75% Bloomberg US Aggregate Index and 25% MSCI ACWI Index NTR. Prior to March 1, 2026, the components and weightings of the SAM Flexible Income Blended Index were as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2022), Portfolio Manager
•Todd A. Jablonski (since 2010), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	0.75%	1.00%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
SAM Strategic Growth Portfolio - Class 1	$77	$240	$417	$930
SAM Strategic Growth Portfolio - Class 2	102	318	552	1,225
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.8% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.

The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund's Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s Class 1 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.27%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.11)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
SAM Strategic Growth Portfolio - Class 1	16.86%	10.16%	10.96%
SAM Strategic Growth Portfolio - Class 2	16.61%	9.88%	10.69%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
SAM Strategic Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	21.57%	10.61%	11.26%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	20.15%	11.49%	12.22%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Strategic Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Strategic Growth Blended Index to the following because such weightings more closely align with the Fund's investment approach: 95% MSCI ACWI Index NTR and 5% Bloomberg US Aggregate Index. Prior to March 1, 2026, the weightings for SAM Strategic Growth Blended Index were as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2022), Portfolio Manager
•Todd A. Jablonski (since 2010), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

SHORT-TERM INCOME ACCOUNT
Objective
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 1
Management Fees	0.40%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.42%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Short-Term Income Account - Class 1	$43	$135	$235	$530
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a broad range of high-quality, fixed-income securities. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities (securitized products), and foreign securities.
Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index, which as of March 31, 2026 was 1.84 years.
The Fund invests in derivatives, including Treasury futures and credit index futures, for hedging purposes and to manage fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	3.14%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(2.37)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Short-Term Income Account - Class 1	5.48%	2.33%	2.52%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Bloomberg Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)	5.82%	2.46%	2.64%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Jeff Callahan (since 2025), Portfolio Manager
•Michael Goosay (since 2023), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

SMALLCAP ACCOUNT
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Class 1	Class 2
Management Fees	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.02%
Total Annual Fund Operating Expenses	0.84%	1.10%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
SmallCap Account - Class 1	$86	$268	$466	$1,037
SmallCap Account - Class 2	112	350	606	1,340
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of March 31, 2026, this was between approximately $3.3 million and $34.2 billion). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s Class 1 performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	28.64%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(30.53)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
SmallCap Account - Class 1	15.10%	6.29%	9.57%
SmallCap Account - Class 2	14.78%	6.02%	9.29%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	12.81%	6.09%	9.62%
The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Emily Foshag (since 2025), Portfolio Manager
•Phil Nordhus (since 2006), Portfolio Manager
•Brian W. Pattinson (since 2011), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

U.S. LARGECAP S&P 500 INDEX BUFFER JANUARY ACCOUNT
•The Fund employs a defined outcome strategy, but there is no guarantee that such outcomes for an Outcome Period, as defined below, will be achieved. You may lose some or all of your money by investing in the Fund. The Fund’s defined outcome strategy seeks to provide investors with returns (before Fund fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% of Index losses (before Fund fees and expenses), over a twelve-month period beginning on January 1 and ending on December 31. The Fund has characteristics unlike many other typical investment products and may not be suitable for all investors. It is important that investors understand the Fund’s investment strategy before making an investment in the Fund.
•The defined outcomes may only be realized if you are holding shares on the first day of an Outcome Period and continue to hold them on the last day of that Outcome Period. If you purchase shares after an Outcome Period has begun or sell shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide. Investors purchasing shares of the Fund after the Outcome Period begins can see their expected outcomes until the end of the period by visiting the Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts. The Fund’s performance over an Outcome Period will be exposed to losses beyond the Buffer, as defined below, in the amount of the Fund’s expenses.
•The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of an Outcome Period with respect to the Fund, another will begin.
•The Fund only seeks to provide shareholders that hold shares for an entire Outcome Period with a Buffer against a pre-determined percentage of Index declines. You will bear all losses beyond that pre-determined percentage as described below. While the Fund seeks to limit losses for shareholders who hold shares for the entire Outcome Period, there is no guarantee it will successfully do so.
•The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important information about the Fund, including, among other items, Outcome Period start and end dates, information about the Buffer, the Fund’s performance during the current Outcome Period relative to its Buffer, and potential outcomes for the Fund updated on a daily basis. If you are contemplating purchasing or selling shares of the Fund, please visit the website.
•Investors should consider this investment only under the following circumstances: they fully understand the risks inherent in an investment in the Fund; they seek returns based on the performance of the Index, while also seeking to be buffered against the first 10% of Index losses, over an Outcome Period; they are willing to hold shares for the entirety of an Outcome Period; they are willing to accept the risk of losing their entire investment; and they have visited the Fund’s website and understand the outcomes available based on timing of purchase.
Objective
The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on January 1 and ending on December 31.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 2
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (1)	0.04%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.01%
Expense Reimbursement (2)	(0.02)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%
(1)Includes 0.01% of interest expense on borrowings. The expense is not subject to the contractual expense limit.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Class 2 shares. It is expected the expense limit will continue through the period ending April 30, 2027; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
U.S. LargeCap S&P 500 Index Buffer January Account - Class 2	$101	$320	$556	$1,234
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”). The Index represents U.S. equities with risk/return characteristics of the large cap universe. As of March 31, 2026, the market capitalization range of the Index was between approximately $5.3 billion and $4.2 trillion. The Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the Index and does not include returns from dividends paid by the companies included in the Index. The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.
The Fund’s investment advisor, Principal Global Investors, LLC (“PGI”), employs a defined outcome strategy that uses options to seek to achieve exposure to the Index while mitigating the first 10% decline in the Index (the “Buffer”) over a 12-month period beginning on the first day of each January (the “Specified Date”). The one-year period following the Specified Date is referred to as the “Outcome Period.” Subject to certain limitations described in more detail below, the Fund generally seeks to maintain net costs from its use of options approximately equal to its anticipated receipt of dividends as determined at the beginning of the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index.

At the beginning of each Outcome Period, the Fund will purchase ETFs and call options that reference the Index and a put option at-the-money for the purpose of providing downside protection. The Fund will sell (write) put options on the Index or an ETF that tracks the Index with a strike price approximately 10% lower than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. The Fund will sell (write) call options on the Index or an ETF that tracks the Index with a strike price approximately 10% higher than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. As the seller of these options, the Fund receives a premium from the buyer of the options. The Fund expects to write the call options on one or more of the ETFs owned by the Fund or the Index to the extent necessary to maintain its net costs from the purchase and sale of options approximately equal to its anticipated receipt of dividends, as determined at the beginning of the Outcome Period, but it will do so only to the extent that the written call options on each respective ETF or the Index have an aggregate notional value less than or equal to the market value of the respective ETF or the Index owned by the Fund. The Fund will generally not seek to offset the costs of call options purchased. The Fund’s returns are generally expected to appreciate to a similar extent as the Index for the first 10% of the Index gains. The prices of the call options and put options sold and purchased by the Fund, in addition to the Fund’s direct investments in underlying ETFs, will determine the Fund’s exposure to the Index during the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period.
An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (the strike price). If the underlying asset declines in value, the value of a put option will generally increase (and the value of a call option will generally decrease and may end up worthless), and in the event the underlying asset appreciates in value, the value of a put option will generally decrease and may end up worthless (and the value of a call option will generally increase). Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the Index is expected to be less than if the Fund invested directly in the Index without using options, and could be substantially less. This means that if the Index experiences gains for an Outcome Period, the Fund may not realize gains to the same extent, as illustrated in the second hypothetical graphical illustration below.
The Fund’s strategy is to seek to protect investors from a decline of up to 10% in the performance of the Index over the Outcome Period. The Fund is not designed to protect against declines of more than 10% in the level of the Index, and there can be no guarantee that the Fund will be successful in implementing its strategy to buffer against the first 10% of Index losses. The Fund, and therefore investors, will bear all losses exceeding 10%. In addition, because the outcome is calculated before taking into account the Fund’s expenses, Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such Fund expenses. The Fund may underperform the Index due to the cost of the Buffer protection.
The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates. All FLEX Options in the Fund are European-style options (i.e., they can only be exercised at the expiration date of the option) based on the Index or an ETF that tracks the Index and have an expiration date that is the last day of the Outcome Period.
The hypothetical graphical illustrations provided below are designed to illustrate the hypothetical outcomes of the Buffer strategy based upon hypothetical performance of the Index for a shareholder that holds shares for the entirety of an Outcome Period. The illustrations assume that the Fund will write call options with an aggregate notional amount equal to 50% of the market value of the ETFs and purchased call options. There is no guarantee that the Fund will be successful in its attempt to provide such outcomes for an Outcome Period, and the actual aggregate notional amount of written call options could be significantly different depending upon changes in the amounts of dividends paid by companies underlying the Index, changes in the value of companies underlying the index, and the relative prices of the options used by the Fund. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and the expenses incurred by the Fund.

160
140
120
100
80
60
40
Portfolio Value at Expiration (100 at Inception)
40
60
80
100
120
140
160
SPX Index Value at Expiration (100 at inception)
Strategy
SPX at Expiry

S&P 500 Price Return
Hypothetical Strategy Return Gross of Fees
Negative Returns
Flat Returns
Positive Returns
More Positive Returns
-25%
-15.0%
-10%
0.0%
0%
0.0%
5%
5.0%
10%
10.0%
15%
12.5%
30%
20.0%

The Buffer is designed to have its full effect only for investors who continually hold Fund shares for an entire Outcome Period. The Fund is designed to seek to achieve the results described above for investments made on the first day of the Outcome Period and held until the last day of the Outcome Period. Investments made on any other day may differ significantly, positively or negatively, from the results described above.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of each Outcome Period. On the Specified Date, another Outcome Period will commence, and the Fund will invest in a new set of FLEX Options.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2026, the Index was not concentrated in any industry.
The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important Fund information on a daily basis, including information about the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
Note:    “Standard & Poor's 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by PGI. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Principal Risks
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcome.
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. A shareholder may lose his or her entire investment. The Fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the Fund), while limiting downside losses, if shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index. Further, in the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

Exchange-Traded Funds Risk.  When the Fund invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
FLEX Options Risk.  The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Outcome Period Risk.  The Fund’s strategy seeks to match the performance of the Index, before the deduction of Fund expenses, and subject to the Buffer amount, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption. Further, the Fund’s strategy may be sensitive to large purchases and redemptions occurring near the Outcome Period end date and/or large redemptions in each quarter following the Outcome Period end date, which may affect the Fund’s ability to achieve its defined outcome strategy.
Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Tracking Error Risk.  The Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer amount) from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash, and the timing of purchases and redemptions of Fund shares.
Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Life of Fund returns are measured from the date the Fund’s shares were first sold (December 28, 2022).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 2024	9.01%
Lowest return for a quarter during the period of the bar chart above:	Q1 2025	(2.78)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	Life of Fund
U.S. LargeCap S&P 500 Index Buffer January Account - Class 2	12.74%	16.73%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	26.45%
S&P 500 Price Return Index (reflects no deduction for fees, expenses, or taxes)	16.39%	24.55%
The S&P 500 Index is the Fund's primary broad-based securities market index. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Tyler O'Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2022), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

U.S. LARGECAP S&P 500 INDEX BUFFER APRIL ACCOUNT
•The Fund employs a defined outcome strategy, but there is no guarantee that such outcomes for an Outcome Period, as defined below, will be achieved. You may lose some or all of your money by investing in the Fund. The Fund’s defined outcome strategy seeks to provide investors with returns (before Fund fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% of Index losses (before Fund fees and expenses), over a twelve-month period beginning on April 1 and ending on March 31. The Fund has characteristics unlike many other typical investment products and may not be suitable for all investors. It is important that investors understand the Fund’s investment strategy before making an investment in the Fund.
•The defined outcomes may only be realized if you are holding shares on the first day of an Outcome Period and continue to hold them on the last day of that Outcome Period. If you purchase shares after an Outcome Period has begun or sell shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide. Investors purchasing shares of the Fund after the Outcome Period begins can see their expected outcomes until the end of the period by visiting the Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts. The Fund’s performance over an Outcome Period will be exposed to losses beyond the Buffer, as defined below, in the amount of the Fund’s expenses.
•The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of an Outcome Period with respect to the Fund, another will begin.
•The Fund only seeks to provide shareholders that hold shares for an entire Outcome Period with a Buffer against a pre-determined percentage of Index declines. You will bear all losses beyond that pre-determined percentage as described below. While the Fund seeks to limit losses for shareholders who hold shares for the entire Outcome Period, there is no guarantee it will successfully do so.
•The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important information about the Fund, including, among other items, Outcome Period start and end dates, information about the Buffer, the Fund’s performance during the current Outcome Period relative to its Buffer, and potential outcomes for the Fund updated on a daily basis. If you are contemplating purchasing or selling shares of the Fund, please visit the website.
•Investors should consider this investment only under the following circumstances: they fully understand the risks inherent in an investment in the Fund; they seek returns based on the performance of the Index, while also seeking to be buffered against the first 10% of Index losses, over an Outcome Period; they are willing to hold shares for the entirety of an Outcome Period; they are willing to accept the risk of losing their entire investment; and they have visited the Fund’s website and understand the outcomes available based on timing of purchase.
Objective
The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on April 1 and ending on March 31.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 2
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.01%
Expense Reimbursement (1)	(0.03)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.98%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Class 2 shares. It is expected the expense limit will continue through the period ending April 30, 2027; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
U.S. LargeCap S&P 500 Index Buffer April Account - Class 2	$100	$319	$555	$1,234
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”). The Index represents U.S. equities with risk/return characteristics of the large cap universe. As of March 31, 2026, the market capitalization range of the Index was between approximately $5.3 billion and $4.2 trillion. The Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the Index and does not include returns from dividends paid by the companies included in the Index. The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.
The Fund’s investment advisor, Principal Global Investors, LLC (“PGI”), employs a defined outcome strategy that uses options to seek to achieve exposure to the Index while mitigating the first 10% decline in the Index (the “Buffer”) over a 12-month period beginning on the first day of each April (the “Specified Date”). The one-year period following the Specified Date is referred to as the “Outcome Period.” Subject to certain limitations described in more detail below, the Fund generally seeks to maintain net costs from its use of options approximately equal to its anticipated receipt of dividends as determined at the beginning of the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index.

At the beginning of each Outcome Period, the Fund will purchase ETFs and call options that reference the Index and a put option at-the-money for the purpose of providing downside protection. The Fund will sell (write) put options on the Index or an ETF that tracks the Index with a strike price approximately 10% lower than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. The Fund will sell (write) call options on the Index or an ETF that tracks the Index with a strike price approximately 10% higher than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. As the seller of these options, the Fund receives a premium from the buyer of the options. The Fund expects to write the call options on one or more of the ETFs owned by the Fund or the Index to the extent necessary to maintain its net costs from the purchase and sale of options approximately equal to its anticipated receipt of dividends, as determined at the beginning of the Outcome Period, but it will do so only to the extent that the written call options on each respective ETF or the Index have an aggregate notional value less than or equal to the market value of the respective ETF or the Index owned by the Fund. The Fund will generally not seek to offset the costs of call options purchased. The Fund’s returns are generally expected to appreciate to a similar extent as the Index for the first 10% of the Index gains. The prices of the call options and put options sold and purchased by the Fund, in addition to the Fund’s direct investments in underlying ETFs, will determine the Fund’s exposure to the Index during the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period.
An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (the strike price). If the underlying asset declines in value, the value of a put option will generally increase (and the value of a call option will generally decrease and may end up worthless), and in the event the underlying asset appreciates in value, the value of a put option will generally decrease and may end up worthless (and the value of a call option will generally increase). Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the Index is expected to be less than if the Fund invested directly in the Index without using options, and could be substantially less. This means that if the Index experiences gains for an Outcome Period, the Fund may not realize gains to the same extent, as illustrated in the second hypothetical graphical illustration below.
The Fund’s strategy is to seek to protect investors from a decline of up to 10% in the performance of the Index over the Outcome Period. The Fund is not designed to protect against declines of more than 10% in the level of the Index, and there can be no guarantee that the Fund will be successful in implementing its strategy to buffer against the first 10% of Index losses. The Fund, and therefore investors, will bear all losses exceeding 10%. In addition, because the outcome is calculated before taking into account the Fund’s expenses, Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such Fund expenses. The Fund may underperform the Index due to the cost of the Buffer protection.
The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates. All FLEX Options in the Fund are European-style options (i.e., they can only be exercised at the expiration date of the option) based on the Index or an ETF that tracks the Index and have an expiration date that is the last day of the Outcome Period.
The hypothetical graphical illustrations provided below are designed to illustrate the hypothetical outcomes of the Buffer strategy based upon hypothetical performance of the Index for a shareholder that holds shares for the entirety of an Outcome Period. The illustrations assume that the Fund will write call options with an aggregate notional amount equal to 50% of the market value of the ETFs and purchased call options. There is no guarantee that the Fund will be successful in its attempt to provide such outcomes for an Outcome Period, and the actual aggregate notional amount of written call options could be significantly different depending upon changes in the amounts of dividends paid by companies underlying the Index, changes in the value of companies underlying the index, and the relative prices of the options used by the Fund. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and the expenses incurred by the Fund.

The Buffer is designed to have its full effect only for investors who continually hold Fund shares for an entire Outcome Period. The Fund is designed to seek to achieve the results described above for investments made on the first day of the Outcome Period and held until the last day of the Outcome Period. Investments made on any other day may differ significantly, positively or negatively, from the results described above.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of each Outcome Period. On the Specified Date, another Outcome Period will commence, and the Fund will invest in a new set of FLEX Options.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2026, the Index was not concentrated in any industry.
The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important Fund information on a daily basis, including information about the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
Note:    “Standard & Poor's 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by PGI. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Principal Risks
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcome.
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. A shareholder may lose his or her entire investment. The Fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the Fund), while limiting downside losses, if shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index. Further, in the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

Exchange-Traded Funds Risk.  When the Fund invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
FLEX Options Risk.  The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Outcome Period Risk.  The Fund’s strategy seeks to match the performance of the Index, before the deduction of Fund expenses, and subject to the Buffer amount, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption. Further, the Fund’s strategy may be sensitive to large purchases and redemptions occurring near the Outcome Period end date and/or large redemptions in each quarter following the Outcome Period end date, which may affect the Fund’s ability to achieve its defined outcome strategy.
Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Tracking Error Risk.  The Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer amount) from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash, and the timing of purchases and redemptions of Fund shares.
Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Life of Fund returns are measured from the date the Fund’s shares were first sold (March 29, 2023).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 2024	7.77%
Lowest return for a quarter during the period of the bar chart above:	Q1 2025	(3.64)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	Life of Fund
U.S. LargeCap S&P 500 Index Buffer April Account - Class 2	11.95%	15.73%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	25.84%
S&P 500 Price Return Index (reflects no deduction for fees, expenses, or taxes)	16.39%	23.99%
The S&P 500 Index is the Fund's primary broad-based securities market index. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Tyler O'Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2023), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

U.S. LARGECAP S&P 500 INDEX BUFFER JULY ACCOUNT
•The Fund employs a defined outcome strategy, but there is no guarantee that such outcomes for an Outcome Period, as defined below, will be achieved. You may lose some or all of your money by investing in the Fund. The Fund’s defined outcome strategy seeks to provide investors with returns (before Fund fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% of Index losses (before Fund fees and expenses), over a twelve-month period beginning on July 1 and ending on June 30. The Fund has characteristics unlike many other typical investment products and may not be suitable for all investors. It is important that investors understand the Fund’s investment strategy before making an investment in the Fund.
•The defined outcomes may only be realized if you are holding shares on the first day of an Outcome Period and continue to hold them on the last day of that Outcome Period. If you purchase shares after an Outcome Period has begun or sell shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide. Investors purchasing shares of the Fund after the Outcome Period begins can see their expected outcomes until the end of the period by visiting the Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts. The Fund’s performance over an Outcome Period will be exposed to losses beyond the Buffer, as defined below, in the amount of the Fund’s expenses.
•The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of an Outcome Period with respect to the Fund, another will begin.
•The Fund only seeks to provide shareholders that hold shares for an entire Outcome Period with a Buffer against a pre-determined percentage of Index declines. You will bear all losses beyond that pre-determined percentage as described below. While the Fund seeks to limit losses for shareholders who hold shares for the entire Outcome Period, there is no guarantee it will successfully do so.
•The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important information about the Fund, including, among other items, Outcome Period start and end dates, information about the Buffer, the Fund’s performance during the current Outcome Period relative to its Buffer, and potential outcomes for the Fund updated on a daily basis. If you are contemplating purchasing or selling shares of the Fund, please visit the website.
•Investors should consider this investment only under the following circumstances: they fully understand the risks inherent in an investment in the Fund; they seek returns based on the performance of the Index, while also seeking to be buffered against the first 10% of Index losses, over an Outcome Period; they are willing to hold shares for the entirety of an Outcome Period; they are willing to accept the risk of losing their entire investment; and they have visited the Fund’s website and understand the outcomes available based on timing of purchase.
Objective
The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on July 1 and ending on June 30.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 2
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (1)	0.05%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.02%
Expense Reimbursement (2)	(0.02)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.00%
(1)Includes 0.02% of interest expense on borrowings. The expense is not subject to the contractual expense limit.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Class 2 shares. It is expected the expense limit will continue through the period ending April 30, 2027; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
U.S. LargeCap S&P 500 Index Buffer July Account - Class 2	$102	$323	$561	$1,246
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”). The Index represents U.S. equities with risk/return characteristics of the large cap universe. As of March 31, 2026, the market capitalization range of the Index was between approximately $5.3 billion and $4.2 trillion. The Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the Index and does not include returns from dividends paid by the companies included in the Index. The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.
The Fund’s investment advisor, Principal Global Investors, LLC (“PGI”), employs a defined outcome strategy that uses options to seek to achieve exposure to the Index while mitigating the first 10% decline in the Index (the “Buffer”) over a 12-month period beginning on the first day of each July (the “Specified Date”). The one-year period following the Specified Date is referred to as the “Outcome Period.” Subject to certain limitations described in more detail below, the Fund generally seeks to maintain net costs from its use of options approximately equal to its anticipated receipt of dividends as determined at the beginning of the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index.

At the beginning of each Outcome Period, the Fund will purchase ETFs and call options that reference the Index and a put option at-the-money for the purpose of providing downside protection. The Fund will sell (write) put options on the Index or an ETF that tracks the Index with a strike price approximately 10% lower than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. The Fund will sell (write) call options on the Index or an ETF that tracks the Index with a strike price approximately 10% higher than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. As the seller of these options, the Fund receives a premium from the buyer of the options. The Fund expects to write the call options on one or more of the ETFs owned by the Fund or the Index to the extent necessary to maintain its net costs from the purchase and sale of options approximately equal to its anticipated receipt of dividends, as determined at the beginning of the Outcome Period, but it will do so only to the extent that the written call options on each respective ETF or the Index have an aggregate notional value less than or equal to the market value of the respective ETF or the Index owned by the Fund. The Fund will generally not seek to offset the costs of call options purchased. The Fund’s returns are generally expected to appreciate to a similar extent as the Index for the first 10% of the Index gains. The prices of the call options and put options sold and purchased by the Fund, in addition to the Fund’s direct investments in underlying ETFs, will determine the Fund’s exposure to the Index during the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period.
An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (the strike price). If the underlying asset declines in value, the value of a put option will generally increase (and the value of a call option will generally decrease and may end up worthless), and in the event the underlying asset appreciates in value, the value of a put option will generally decrease and may end up worthless (and the value of a call option will generally increase). Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the Index is expected to be less than if the Fund invested directly in the Index without using options, and could be substantially less. This means that if the Index experiences gains for an Outcome Period, the Fund may not realize gains to the same extent, as illustrated in the second hypothetical graphical illustration below.
The Fund’s strategy is to seek to protect investors from a decline of up to 10% in the performance of the Index over the Outcome Period. The Fund is not designed to protect against declines of more than 10% in the level of the Index, and there can be no guarantee that the Fund will be successful in implementing its strategy to buffer against the first 10% of Index losses. The Fund, and therefore investors, will bear all losses exceeding 10%. In addition, because the outcome is calculated before taking into account the Fund’s expenses, Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such Fund expenses. The Fund may underperform the Index due to the cost of the Buffer protection.
The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates. All FLEX Options in the Fund are European-style options (i.e., they can only be exercised at the expiration date of the option) based on the Index or an ETF that tracks the Index and have an expiration date that is the last day of the Outcome Period.
The hypothetical graphical illustrations provided below are designed to illustrate the hypothetical outcomes of the Buffer strategy based upon hypothetical performance of the Index for a shareholder that holds shares for the entirety of an Outcome Period. The illustrations assume that the Fund will write call options with an aggregate notional amount equal to 50% of the market value of the ETFs and purchased call options. There is no guarantee that the Fund will be successful in its attempt to provide such outcomes for an Outcome Period, and the actual aggregate notional amount of written call options could be significantly different depending upon changes in the amounts of dividends paid by companies underlying the Index, changes in the value of companies underlying the index, and the relative prices of the options used by the Fund. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and the expenses incurred by the Fund.

The Buffer is designed to have its full effect only for investors who continually hold Fund shares for an entire Outcome Period. The Fund is designed to seek to achieve the results described above for investments made on the first day of the Outcome Period and held until the last day of the Outcome Period. Investments made on any other day may differ significantly, positively or negatively, from the results described above.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of each Outcome Period. On the Specified Date, another Outcome Period will commence, and the Fund will invest in a new set of FLEX Options.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2026, the Index was not concentrated in any industry.
The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important Fund information on a daily basis, including information about the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
Note:    “Standard & Poor's 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by PGI. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Principal Risks
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcome.
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. A shareholder may lose his or her entire investment. The Fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the Fund), while limiting downside losses, if shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index. Further, in the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

Exchange-Traded Funds Risk.  When the Fund invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
FLEX Options Risk.  The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Outcome Period Risk.  The Fund’s strategy seeks to match the performance of the Index, before the deduction of Fund expenses, and subject to the Buffer amount, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption. Further, the Fund’s strategy may be sensitive to large purchases and redemptions occurring near the Outcome Period end date and/or large redemptions in each quarter following the Outcome Period end date, which may affect the Fund’s ability to achieve its defined outcome strategy.
Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Tracking Error Risk.  The Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer amount) from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash, and the timing of purchases and redemptions of Fund shares.
Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Life of Fund returns are measured from the date the Fund’s shares were first sold (June 29, 2022).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	8.53%
Lowest return for a quarter during the period of the bar chart above:	Q1 2025	(3.08)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	Life of Fund
U.S. LargeCap S&P 500 Index Buffer July Account - Class 2	13.26%	14.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	20.66%
S&P 500 Price Return Index (reflects no deduction for fees, expenses, or taxes)	16.39%	18.79%
The S&P 500 Index is the Fund's primary broad-based securities market index. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Tyler O'Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2022), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

U.S. LARGECAP S&P 500 INDEX BUFFER OCTOBER ACCOUNT
•The Fund employs a defined outcome strategy, but there is no guarantee that such outcomes for an Outcome Period, as defined below, will be achieved. You may lose some or all of your money by investing in the Fund. The Fund’s defined outcome strategy seeks to provide investors with returns (before Fund fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% of Index losses (before Fund fees and expenses), over a twelve-month period beginning on October 1 and ending on September 30. The Fund has characteristics unlike many other typical investment products and may not be suitable for all investors. It is important that investors understand the Fund’s investment strategy before making an investment in the Fund.
•The defined outcomes may only be realized if you are holding shares on the first day of an Outcome Period and continue to hold them on the last day of that Outcome Period. If you purchase shares after an Outcome Period has begun or sell shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide. Investors purchasing shares of the Fund after the Outcome Period begins can see their expected outcomes until the end of the period by visiting the Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts. The Fund’s performance over an Outcome Period will be exposed to losses beyond the Buffer, as defined below, in the amount of the Fund’s expenses.
•The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of an Outcome Period with respect to the Fund, another will begin.
•The Fund only seeks to provide shareholders that hold shares for an entire Outcome Period with a Buffer against a pre-determined percentage of Index declines. You will bear all losses beyond that pre-determined percentage as described below. While the Fund seeks to limit losses for shareholders who hold shares for the entire Outcome Period, there is no guarantee it will successfully do so.
•The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important information about the Fund, including, among other items, Outcome Period start and end dates, information about the Buffer, the Fund’s performance during the current Outcome Period relative to its Buffer, and potential outcomes for the Fund updated on a daily basis. If you are contemplating purchasing or selling shares of the Fund, please visit the website.
•Investors should consider this investment only under the following circumstances: they fully understand the risks inherent in an investment in the Fund; they seek returns based on the performance of the Index, while also seeking to be buffered against the first 10% of Index losses, over an Outcome Period; they are willing to hold shares for the entirety of an Outcome Period; they are willing to accept the risk of losing their entire investment; and they have visited the Fund’s website and understand the outcomes available based on timing of purchase.
Objective
The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on October 1 and ending on September 30.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Class 2
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (1)	0.03%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.00%
Expense Reimbursement (2)	(0.01)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%
(1)Includes 0.01% of interest expense on borrowings. The expense is not subject to the contractual expense limit.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Class 2 shares. It is expected the expense limit will continue through the period ending April 30, 2027; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
U.S. LargeCap S&P 500 Index Buffer October Account - Class 2	$101	$317	$551	$1,224
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds (“ETFs”) and options that reference the S&P 500 Price Return Index (the “Index”). The Index represents U.S. equities with risk/return characteristics of the large cap universe. As of March 31, 2026, the market capitalization range of the Index was between approximately $5.3 billion and $4.2 trillion. The Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the Index and does not include returns from dividends paid by the companies included in the Index. The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.
The Fund’s investment advisor, Principal Global Investors, LLC (“PGI”), employs a defined outcome strategy that uses options to seek to achieve exposure to the Index while mitigating the first 10% decline in the Index (the “Buffer”) over a 12-month period beginning on the first day of each October (the “Specified Date”). The one-year period following the Specified Date is referred to as the “Outcome Period.” Subject to certain limitations described in more detail below, the Fund generally seeks to maintain net costs from its use of options approximately equal to its anticipated receipt of dividends as determined at the beginning of the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index.

At the beginning of each Outcome Period, the Fund will purchase ETFs and call options that reference the Index and a put option at-the-money for the purpose of providing downside protection. The Fund will sell (write) put options on the Index or an ETF that tracks the Index with a strike price approximately 10% lower than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. The Fund will sell (write) call options on the Index or an ETF that tracks the Index with a strike price approximately 10% higher than the closing value of the Index or an ETF that tracks the Index at the beginning of the Outcome Period. As the seller of these options, the Fund receives a premium from the buyer of the options. The Fund expects to write the call options on one or more of the ETFs owned by the Fund or the Index to the extent necessary to maintain its net costs from the purchase and sale of options approximately equal to its anticipated receipt of dividends, as determined at the beginning of the Outcome Period, but it will do so only to the extent that the written call options on each respective ETF or the Index have an aggregate notional value less than or equal to the market value of the respective ETF or the Index owned by the Fund. The Fund will generally not seek to offset the costs of call options purchased. The Fund’s returns are generally expected to appreciate to a similar extent as the Index for the first 10% of the Index gains. The prices of the call options and put options sold and purchased by the Fund, in addition to the Fund’s direct investments in underlying ETFs, will determine the Fund’s exposure to the Index during the Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period.
An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (the strike price). If the underlying asset declines in value, the value of a put option will generally increase (and the value of a call option will generally decrease and may end up worthless), and in the event the underlying asset appreciates in value, the value of a put option will generally decrease and may end up worthless (and the value of a call option will generally increase). Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the Index is expected to be less than if the Fund invested directly in the Index without using options, and could be substantially less. This means that if the Index experiences gains for an Outcome Period, the Fund may not realize gains to the same extent, as illustrated in the second hypothetical graphical illustration below.
The Fund’s strategy is to seek to protect investors from a decline of up to 10% in the performance of the Index over the Outcome Period. The Fund is not designed to protect against declines of more than 10% in the level of the Index, and there can be no guarantee that the Fund will be successful in implementing its strategy to buffer against the first 10% of Index losses. The Fund, and therefore investors, will bear all losses exceeding 10%. In addition, because the outcome is calculated before taking into account the Fund’s expenses, Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such Fund expenses. The Fund may underperform the Index due to the cost of the Buffer protection.
The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates. All FLEX Options in the Fund are European-style options (i.e., they can only be exercised at the expiration date of the option) based on the Index or an ETF that tracks the Index and have an expiration date that is the last day of the Outcome Period.
The hypothetical graphical illustrations provided below are designed to illustrate the hypothetical outcomes of the Buffer strategy based upon hypothetical performance of the Index for a shareholder that holds shares for the entirety of an Outcome Period. The illustrations assume that the Fund will write call options with an aggregate notional amount equal to 50% of the market value of the ETFs and purchased call options. There is no guarantee that the Fund will be successful in its attempt to provide such outcomes for an Outcome Period, and the actual aggregate notional amount of written call options could be significantly different depending upon changes in the amounts of dividends paid by companies underlying the Index, changes in the value of companies underlying the index, and the relative prices of the options used by the Fund. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and the expenses incurred by the Fund.

The Buffer is designed to have its full effect only for investors who continually hold Fund shares for an entire Outcome Period. The Fund is designed to seek to achieve the results described above for investments made on the first day of the Outcome Period and held until the last day of the Outcome Period. Investments made on any other day may differ significantly, positively or negatively, from the results described above.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of each Outcome Period. On the Specified Date, another Outcome Period will commence, and the Fund will invest in a new set of FLEX Options.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of March 31, 2026, the Index was not concentrated in any industry.
The Fund’s website, https://annuity.principal.com/variableannuity/bufferaccounts, provides important Fund information on a daily basis, including information about the Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
Note:    “Standard & Poor's 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by PGI. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Principal Risks
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcome.
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. A shareholder may lose his or her entire investment. The Fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the Fund), while limiting downside losses, if shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Outcome Period. Intra-period cash flows are managed to target and maintain the return pattern determined at the beginning of the Outcome Period. Accordingly, changes in the amounts of dividends paid by companies underlying the Index and changes in the value of companies underlying the Index can cause performance to be lower than the performance of the Index. Further, in the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

Exchange-Traded Funds Risk.  When the Fund invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
FLEX Options Risk.  The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Outcome Period Risk.  The Fund’s strategy seeks to match the performance of the Index, before the deduction of Fund expenses, and subject to the Buffer amount, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption. Further, the Fund’s strategy may be sensitive to large purchases and redemptions occurring near the Outcome Period end date and/or large redemptions in each quarter following the Outcome Period end date, which may affect the Fund’s ability to achieve its defined outcome strategy.
Short Sales Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
Tracking Error Risk.  The Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer amount) from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash, and the timing of purchases and redemptions of Fund shares.
Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.
The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 29, 2022).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	8.70%
Lowest return for a quarter during the period of the bar chart above:	Q1 2025	(2.52)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	Life of Fund
U.S. LargeCap S&P 500 Index Buffer October Account - Class 2	13.10%	17.61%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	25.61%
S&P 500 Price Return Index (reflects no deduction for fees, expenses, or taxes)	16.39%	23.69%
The S&P 500 Index is the Fund's primary broad-based securities market index. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Tyler O'Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2022), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Fund.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Fund or share class of the Fund over another Fund or share class, or to recommend one variable annuity, variable life insurance policy, or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which each Fund invests, and the principal risks of investing in each Fund. The principal investment strategies are not the only investment strategies available to each Fund, but they are the ones each Fund primarily uses to achieve its investment objective.
Except for Fundamental Restrictions described in the Registrant’s Statement of Additional Information (“SAI”), the Registrant’s Board (the “Board”) may change any Fund’s objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to a Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that each Fund will meet its objective.
Each Fund is designed to be a portion of an investor’s portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of a Fund before making an investment; it is possible to lose money by investing in a Fund.
The following investment strategies and risks (before the “Strategy and Risk Table” below) apply to the Funds and, depending on market conditions, can materially impact the management of the Funds.
Active Management
The performance of a fund that is actively managed (including hybrid funds or passively managed funds that use a sampling approach that includes some actively managed components) will reflect, in part, the ability of those managing the investments of the fund to make investment decisions that are suited to achieving the fund’s investment objective. Actively managed funds may invest differently from the benchmark against which the fund’s performance is compared. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of certain sectors of the fixed-income market relative to others; interest rates; a range of economic, political, and financial factors; the balance between supply and demand for certain asset classes; the credit quality of individual issuers; the fundamental strengths of corporate and municipal issuers; and other general market conditions.
Models, which may assist portfolio managers and analysts in formulating their securities trading and allocation decisions by providing investment and risk management insights, may also expose a fund to risks. Models may be predictive in nature, which models depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the fund to achieve its investment objective. In addition, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
An active fund’s investment performance depends upon the successful allocation of the fund’s assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that these allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a fund as a result of these allocation decisions. If a fund’s investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money. Moreover, buying and selling securities to adjust the fund’s asset allocation may increase portfolio turnover and generate transaction costs.
Investment advisors with large assets under management in a Fund, or in other funds that have the same strategy as a Fund, may have difficulty fully investing such Fund’s assets according to its investment objective due to potential liquidity constraints and high transaction costs. Typically, small-cap, mid-cap, and emerging market equity funds are more susceptible to such a risk. A Fund may add additional investment advisors or close the Fund to new investors to address such risks.

Passive Management (Index Funds)
Some funds (including index funds, hybrid funds that include a passive component, and “buffer” funds that seek returns based on an index) use a passive, or indexing, investment approach. Funds that are pure index funds do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor stock or bond performance. Some index funds attempt to fully replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, other index funds may use a “sampling” approach and may not be invested in the less heavily weighted securities held by the index. Some index funds may invest in index futures, swaps, and/or exchange-traded funds on a daily basis in an effort to minimize tracking error relative to the benchmark.
It is unlikely that an index fund’s performance will perfectly correlate with the performance of the fund’s relevant index. An index fund’s ability to match the performance of its index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
The providers of the Funds' respective underlying indexes do not provide any warranty or accept any liability for the quality, accuracy, or completeness of any index or its related data. Those managing an index fund’s investments manage such fund consistently with the underlying index provided by the index provider and do not provide any warranty or guarantee against the index provider’s or its agent’s errors. Errors in the quality, accuracy, and completeness of the data used to compile an underlying index may occur and may not be identified and corrected in a timely manner, or at all. Such errors may negatively or positively impact the performance of a fund.
Unusual market conditions may cause an index provider to postpone a scheduled rebalance, which could cause a fund’s underlying index to vary from its normal or expected composition. The postponement of a scheduled rebalance, particularly in a time of market volatility, could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain, causing the performance and constituents of the underlying index to vary from those expected under normal conditions. Apart from scheduled rebalances, an index provider may carry out additional index rebalances due to unusual market conditions or in order, for example, to correct an error in the selection of index constituents. When an index is rebalanced and an index fund in turn rebalances its portfolio, such fund and its shareholders bear any related transaction costs and market exposure.
Cash Management
A Fund may have uninvested cash balances pending investment in other securities, pending payment of redemptions, or in other circumstances where liquidity is necessary or desirable. A Fund may hold uninvested cash; invest it in cash equivalents such as money market funds, including the Principal Funds, Inc. - Government Money Market Fund; lend it to other Funds pursuant to the Funds' interfund lending facility; and/or invest in other instruments that those managing the Fund’s assets deem appropriate for cash management purposes. Generally, these types of investments offer less potential for gains than other types of securities. For example, to attempt to provide returns similar to its benchmark, a Fund (regardless of how it designates usage of derivatives and investment companies) may invest uninvested cash in derivatives, such as total return swaps, the credit default swap index (CDX), stock index futures contracts, or exchange-traded funds (“ETFs”), including Principal Exchange-Traded Funds ETFs. In selecting such investments, Principal Global Investors, LLC (“PGI”), the Funds’ investment advisor, may have conflicts of interest due to economic or other incentives to make or retain an investment in certain affiliated funds instead of in other investments that may be appropriate for a Fund.
Liquidity
The Funds have established a liquidity risk management program as required by the U.S. Securities and Exchange Commission’s (the “SEC”) Liquidity Rule. Under the program, PGI assesses, manages, and periodically reviews each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. As part of the program, PGI classifies each investment as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment,” or “illiquid investment.” The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading, and investment-specific considerations under the program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.

Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair its ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds, and bank loans, or securities with substantial market and/or credit risk, tend to have the greatest exposure to liquidity risk.
Liquidity risk also refers to the risk of unusually high redemption requests, redemption requests by certain large shareholders such as institutional investors or asset allocators, or other unusual market conditions that may make it difficult for a fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the fund.
Market Volatility and Securities Issuers
The value of a fund’s portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. As a result, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Additionally, U.S. and world economies, as well as markets (or certain market sectors), may experience greater volatility in response to the occurrence of, or the threat or potential of, natural or man-made disasters and geopolitical events, such as war, acts of terrorism, pandemics, military actions, trade disputes, tariffs, economic sanctions, inflation, rapid interest rate changes, supply chain disruptions, political instability, or social unrest. Moreover, if a fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market.
Global events can impact the securities markets. The risk of actual or threatened war or military conflict (such as Russia's invasion of Ukraine, the conflict between Israel and Hamas, and rising tensions involving the United States, Israel, and Iran) has caused and could continue to cause significant market disruptions and volatility in global markets. The extent and duration of any such military action, sanctions resulting from those hostilities, and resulting market disruptions could be substantial.
Health crises, such as a global pandemic, may cause disruptions to business operations, supply chains, and customer activity; event cancellations and restrictions; and service cancellations and restrictions. These disruptions may exacerbate other pre-existing political, social, economic, market, and financial risks and negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant ways.
Market disruption events could also impair the information technology and other operational systems upon which a fund’s investment advisor or sub-advisor rely, and could otherwise disrupt the ability of the fund’s service providers to perform essential tasks. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Governmental and quasi-governmental authorities and regulators throughout the world, such as the Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatic changes to interest rates. Such policy changes may adversely affect the value, volatility, and liquidity of dividend and interest-paying securities.
The impact of current and future market disruption events may last for an extended period of time and could result in a substantial economic downturn or recession. Such events could have significant adverse direct or indirect effects on the funds and their investments, and may result in a fund’s inability to achieve its investment objective, cause funds to experience significant redemptions, cause the postponement of reconstitution/rebalance dates of passive funds’ underlying indices, adversely affect the prices and liquidity of the securities and other instruments in which a fund invests, negatively impact the fund’s performance, and cause losses on your investment in the fund. You should also review this Prospectus and the SAI to understand each Fund’s discretion to implement temporary defensive measures, as well as the circumstances in which a Fund may satisfy redemption requests in-kind.

Securities Lending
To generate additional income, a Fund may lend its portfolio securities to broker-dealers and other institutional borrowers to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) or the rules, regulations, or interpretations thereunder. A Fund that lends its securities will continue to receive amounts equal to the interest or dividend payments generated by the loaned securities. In addition to receiving these amounts, the Fund generates income on the loaned securities by receiving a fee from the borrower, and by earning interest on the collateral received from the borrower. A negotiated portion of the income is paid to a securities lending agent (e.g., a bank or trust company) that arranged the loan. During the term of the loan, the Fund’s investment performance will reflect changes in the value of the loaned securities.
A borrower’s obligations under a securities loan is secured continuously by collateral posted by the borrower and held by the custodian in an amount at least equal to the market value of the loaned securities. Generally, cash collateral that a Fund receives from securities lending activities will be invested in money market funds, which may include the Principal Funds, Inc. - Government Money Market Fund, which is managed by PGI and for which PGI receives a management fee. Collateral may also be invested in unaffiliated money market funds.
Securities lending involves exposure to certain risks, including the risk of losses resulting from problems in the settlement and accounting process; the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower; and credit, legal, counterparty, and market risk. A Fund’s participation in a securities lending transaction may affect the amount, timing, and character of distributions derived from such transaction to shareholders. Qualified dividend income does not include “payments in lieu of dividends,” which the Funds anticipate they will receive in securities lending transactions.
Temporary Defensive Measures
From time to time, as part of its investment strategy, a Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which a Fund may take temporary defensive measures. In taking such measures, a Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.
Strategy and Risk Table
The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order and not in order of significance) are principal for a Fund. The risks described below for each Fund that operates as a fund of funds (as identified in the table) include risks at both the fund of funds level and underlying funds level. Each Fund is also subject to the risks of any underlying funds in which it invests.
The SAI contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	BLUE CHIP	BOND MARKET INDEX	CORE PLUS BOND	DIVERSIFIED BALANCED
Counterparty Risk			X
Derivatives			X	X
Emerging Markets			X
Equity Securities	X			X
• Growth Style	X
• Smaller Companies				X
• Value Style
Fixed-Income Securities		X	X	X
Foreign Currency	X		X
Foreign Securities	X		X
Fund of Funds				X
Hedging			X
High Portfolio Turnover			X
High Yield Securities			X
Industry Concentration		X(1)
Investment Company Securities				X
Leverage			X
Portfolio Duration		X	X	X
Real Estate Investment Trusts (“REITs”)
Real Estate Securities		X	X	X
Redemption and Large Transaction Risk	X	X	X	X
Securitized Products		X	X	X
Short Sales
U.S. Government and U.S. Government-Sponsored Securities		X	X	X
Volatility Mitigation
(1)    The Account will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	DIVERSIFIED BALANCED ADAPTIVE ALLOCATION	DIVERSIFIED GROWTH	DIVERSIFIED GROWTH ADAPTIVE ALLOCATION	DIVERSIFIED INCOME
Counterparty Risk
Derivatives	X	X	X	X
Emerging Markets
Equity Securities	X	X	X	X
• Growth Style
• Smaller Companies	X	X	X	X
• Value Style
Fixed-Income Securities	X	X	X	X
Foreign Currency		X	X
Foreign Securities		X	X
Fund of Funds	X	X	X	X
Hedging	X		X
High Portfolio Turnover
High Yield Securities
Industry Concentration
Investment Company Securities	X	X	X	X
Leverage
Portfolio Duration	X	X	X	X
Real Estate Investment Trusts (“REITs”)
Real Estate Securities	X	X	X	X
Redemption and Large Transaction Risk	X	X	X	X
Securitized Products	X	X	X	X
Short Sales	X		X
U.S. Government and U.S. Government-Sponsored Securities	X	X	X	X
Volatility Mitigation	X		X

INVESTMENT STRATEGIES AND RISKS	DIVERSIFIED INTERNATIONAL	EQUITY INCOME	GLOBAL EMERGING MARKETS	GOVERNMENT & HIGH QUALITY BOND
Counterparty Risk
Derivatives				X
Emerging Markets	X		X
Equity Securities	X	X	X
• Growth Style	X		X
• Smaller Companies	X	X	X
• Value Style	X	X	X
Fixed-Income Securities				X
Foreign Currency	X		X
Foreign Securities	X	X	X
Fund of Funds
Hedging
High Portfolio Turnover				X
High Yield Securities
Industry Concentration
Investment Company Securities
Leverage
Portfolio Duration				X
Real Estate Investment Trusts (“REITs”)
Real Estate Securities				X
Redemption and Large Transaction Risk	X	X	X	X
Securitized Products				X
Short Sales
U.S. Government and U.S. Government-Sponsored Securities				X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	LARGECAP GROWTH I	LARGECAP S&P 500 INDEX	MIDCAP	PRINCIPAL CAPITAL APPRECIATION
Counterparty Risk
Derivatives
Emerging Markets
Equity Securities	X	X	X	X
• Growth Style	X
• Smaller Companies	X		X	X
• Value Style
Fixed-Income Securities
Foreign Currency
Foreign Securities			X
Fund of Funds
Hedging
High Portfolio Turnover
High Yield Securities
Industry Concentration		X(1)
Investment Company Securities
Leverage
Portfolio Duration
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X
Securitized Products
Short Sales
U.S. Government and U.S. Government-Sponsored Securities
Volatility Mitigation
(1)    The Account will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME STRATEGIC INCOME	PRINCIPAL LIFETIME 2020	PRINCIPAL LIFETIME 2030	PRINCIPAL LIFETIME 2040
Counterparty Risk	X	X	X	X
Derivatives	X	X	X	X
Emerging Markets				X
Equity Securities	X	X	X	X
• Growth Style	X	X	X	X
• Smaller Companies				X
• Value Style	X	X	X	X
Fixed-Income Securities	X	X	X	X
Foreign Currency	X	X	X	X
Foreign Securities	X	X	X	X
Fund of Funds	X	X	X	X
Hedging
High Portfolio Turnover
High Yield Securities
Industry Concentration
Investment Company Securities	X	X	X	X
Leverage
Portfolio Duration	X	X	X	X
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X
Securitized Products	X	X	X	X
Short Sales
U.S. Government and U.S. Government-Sponsored Securities	X	X	X	X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2050	PRINCIPAL LIFETIME 2060	REAL ESTATE SECURITIES	SAM BALANCED
Counterparty Risk	X	X
Derivatives	X	X
Emerging Markets	X	X		X
Equity Securities	X	X	X	X
• Growth Style	X	X	X	X
• Smaller Companies	X	X	X	X
• Value Style	X	X	X	X
Fixed-Income Securities	X	X		X
Foreign Currency	X	X		X
Foreign Securities	X	X		X
Fund of Funds	X	X		X
Hedging
High Portfolio Turnover
High Yield Securities
Industry Concentration			X
Investment Company Securities	X	X		X
Leverage
Portfolio Duration	X	X		X
Real Estate Investment Trusts (“REITs”)			X
Real Estate Securities			X
Redemption and Large Transaction Risk	X	X	X	X
Securitized Products
Short Sales
U.S. Government and U.S. Government-Sponsored Securities
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	SAM CONSERVATIVE BALANCED	SAM CONSERVATIVE GROWTH	SAM FLEXIBLE INCOME	SAM STRATEGIC GROWTH
Counterparty Risk
Derivatives
Emerging Markets	X	X		X
Equity Securities	X	X	X	X
• Growth Style	X	X	X	X
• Smaller Companies	X	X	X	X
• Value Style	X	X	X	X
Fixed-Income Securities	X	X	X
Foreign Currency	X	X	X	X
Foreign Securities	X	X	X	X
Fund of Funds	X	X	X	X
Hedging
High Portfolio Turnover
High Yield Securities	X		X
Industry Concentration
Investment Company Securities	X	X	X	X
Leverage
Portfolio Duration	X	X	X
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X
Securitized Products	X		X
Short Sales
U.S. Government and U.S. Government-Sponsored Securities			X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	SHORT-TERM INCOME	SMALLCAP	U.S. LARGECAP S&P 500 INDEX BUFFER JANUARY	U.S. LARGECAP S&P 500 INDEX BUFFER APRIL
Counterparty Risk
Derivatives	X		X	X
Emerging Markets
Equity Securities		X	X	X
• Growth Style
• Smaller Companies		X
• Value Style
Fixed-Income Securities	X
Foreign Currency
Foreign Securities	X
Fund of Funds
Hedging			X	X
High Portfolio Turnover			X	X
High Yield Securities
Industry Concentration			X(1)	X(1)
Investment Company Securities			X	X
Leverage
Portfolio Duration	X
Real Estate Investment Trusts (“REITs”)
Real Estate Securities	X
Redemption and Large Transaction Risk	X	X	X	X
Securitized Products	X
Short Sales			X	X
U.S. Government and U.S. Government-Sponsored Securities	X
Volatility Mitigation			X	X
(1)    The Account will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	U.S. LARGECAP S&P 500 INDEX BUFFER JULY	U.S. LARGECAP S&P 500 INDEX BUFFER OCTOBER
Counterparty Risk
Derivatives	X	X
Emerging Markets
Equity Securities	X	X
• Growth Style
• Smaller Companies
• Value Style
Fixed-Income Securities
Foreign Currency
Foreign Securities
Fund of Funds
Hedging	X	X
High Portfolio Turnover	X	X
High Yield Securities
Industry Concentration	X(1)	X(1)
Investment Company Securities	X	X
Leverage
Portfolio Duration
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X
Securitized Products
Short Sales	X	X
U.S. Government and U.S. Government-Sponsored Securities
Volatility Mitigation	X	X
(1)    The Account will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

Counterparty Risk
Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the fund. In addition, a fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed to systemic risks.
Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.
The risks associated with derivative investments include:
•increased volatility of a fund and/or the failure of the investment to mitigate volatility as intended;
•the inability of those managing investments of the fund to correctly predict the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors;
•losses caused by unanticipated market movements, which may be substantially greater than a fund's initial investment and are potentially unlimited;
•the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;
•the possibility that the counterparty may fail to perform its obligations; and
•the inability to close out certain hedged positions to avoid adverse tax consequences.
There are many different types of derivatives and many different ways to use them. The specific derivatives that are principal strategies of each Fund are listed in its Fund Summary.
•Credit default swap agreements may be entered into by a fund as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.
•Foreign currency contracts (such as foreign currency options and foreign currency forward and swap agreements) may be used by funds to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of a fund to deliver or receive currency.
•Forwards, futures contracts, and options thereon (including commodities futures); options (including put or call options); and swap agreements and over-the-counter swap agreements (e.g., interest rate swaps, total return swaps, and credit default swaps) may be used by funds for hedging purposes in order to try to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions; non-hedging purposes to seek to increase the fund’s income or otherwise enhance return; and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets.

These derivative investments are subject to special risk considerations, particularly that changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate, or index, and the fund could lose more than the initial amount invested. In addition, if a fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, even when it may be disadvantageous to do so. Options and swap agreements also involve counterparty risk. With respect to options, there may be difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets) and an insufficient liquid secondary market for particular options.
•Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).
Emerging Markets
The Funds consider a security to be tied economically to an emerging market if the issuer or guarantor of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets. The Funds also consider a security to be tied economically to an emerging market if the currency of settlement of the security is the currency of the emerging market.
Usually, the term “emerging market” (also called a “developing market”) means any market that is considered to be an emerging market by the international financial community (such as markets tied to securities included in the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, New Zealand, and most nations located in Western Europe, unless otherwise stated in the Fund Summary.
Investments in companies in emerging markets are subject to higher risks than investments in companies in more developed markets. These risks include:
•increased social, political, and economic instability;
•a smaller market for these securities and low or nonexistent trading volume that results in a lack of liquidity and greater price volatility;
•lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•relatively new capital market structure or market-oriented economy;
•the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•restrictions that may make it difficult or impossible for a fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing markets have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies, currencies, interest rates, and securities markets of those markets.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing markets. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.

The SEC, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors, including instances of fraud in emerging markets. For example, in certain emerging markets, there are significant legal obstacles to obtaining information needed for investigations or litigation. Similar limitations apply to the pursuit of actions against individuals, including officers, who may have engaged in fraud or wrongdoing. In addition, local authorities often are constrained in their ability to assist U.S. authorities and overseas investors more generally. There are also legal or other obstacles to seeking access to funds in a foreign country.
Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (an offering of common stock to investors who currently own shares, which entitle them to buy subsequent issues at a discount from the offering price), and warrants (the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company’s outstanding equity securities. The market capitalization of companies in a fund’s portfolios and their related indexes will change over time, and, except to the extent consistent with its principal investment strategies (for example, for an index fund that uses a replication strategy), a fund will not automatically sell an investment just because it falls outside of the market capitalization range of its index(es).
Growth Style
The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in growth stocks may underperform other funds that invest more broadly or favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Smaller Companies
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. The net asset value of a fund that invests a substantial portion of its assets in small company stocks may be more volatile than the net asset value of a fund that invests solely in larger company stocks. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Value Style
Value stocks present the risk that they may decline in price or never reach their expected full market value because the market fails to recognize the stock’s intrinsic worth. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in value stocks may underperform other funds that invest more broadly or favor different investment styles.
Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (examples include corporate bonds, convertible securities, asset-and mortgage-backed securities, and municipal, agency, and U.S. government securities). The issuer of a fixed-income security generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Fixed-income securities are sensitive to changes in interest rates. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. An increase in interest rates from a low interest rate environment may lead to heightened volatility, rapid sales of fixed-income securities, and redemptions alongside reduced liquidity and dealer market-making capacity in fixed-income markets.
If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, an investor, such as a Fund, would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the Fund's income. Very low interest rates, including rates that fall below zero (where banks charge for depositing money), may detract from a Fund’s performance and its ability to maintain positive returns to the extent the Fund is exposed to such interest rates. To the extent a Fund is exposed to an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.
In June 2023, the Secured Overnight Financing Rate (“SOFR”) replaced the London InterBank Offered Rate (“LIBOR”) as the benchmark interest rate for dollar-denominated derivatives and loans in the United States pursuant to the Adjustable Interest Rate (LIBOR) Act. Prior to the adoption of SOFR, LIBOR was the globally accepted benchmark for interest rates; however, the United Kingdom’s Financial Conduct Authority, which regulated LIBOR, ceased publication of LIBOR rates on June 30, 2023. Countries outside of the United States have opted to use different alternatives to LIBOR than SOFR. The effect of LIBOR's discontinuation and replacement on new or existing financial instruments or operational processes will vary depending on a number of factors, including, for example, fallback provisions in contracts, replacement language in contracts, and legislative action. In addition, LIBOR’s discontinuation and replacement may affect the value, liquidity, or return on certain investments to which a Fund is exposed and may result in costs in connection with closing out positions and entering into new trades. These impacts are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. SOFR is calculated by short-term repurchase agreements, backed by U.S. Treasuries. LIBOR was a forward-looking rate, while SOFR reflects an overnight rate, making SOFR much less susceptible to market fluctuations and manipulations than LIBOR.
Fixed-income securities are also affected by the credit quality of the issuer. Investment-grade debt securities are medium and high-quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.
Additionally, a Fund's exposure to investments in companies with smaller market capitalizations may involve greater risks, price volatility (wide, rapid fluctuations), and less liquidity than investments in larger, more mature companies.

Foreign Currency
Certain of a fund’s investments will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to a fund in foreign currencies. In addition, funds may engage in foreign currency transactions for both hedging and investment purposes, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
The value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. Transactions in non-U.S. currencies are also subject to many of the risks of investing in foreign (non-U.S.) securities; for example, changes in foreign economies and political climates are more likely to affect a fund that has foreign currency exposure than a fund that invests exclusively in U.S. companies and currency. There also may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Transactions in foreign currencies, foreign currency denominated debt, and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
A fund may incur costs in connection with conversions between various currencies. In addition, a fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a fund declares and pays a dividend, or between the time when a fund accrues and pays an operating expense in U.S. dollars. To protect against a change in the foreign currency exchange rate between the date on which a fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies, or to “lock in” the equivalent of a dividend or interest payment in another currency, a fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.
Currency hedging involves some of the same general risks and considerations as other transactions with similar instruments (i.e., derivative instruments) and hedging. Currency transactions are also subject to additional risks. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.
Foreign Securities
The Funds consider a security to be tied economically to countries outside the U.S. (a “foreign security”) if the issuer or guarantor of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S. The Funds also consider a security to be a foreign security if the settlement currency for the security is currency of a country outside of the U.S.
There may be less publicly available information about foreign companies than U.S. companies, and information about foreign securities in which the Funds invest may be less reliable or complete. Foreign companies, including those listed on U.S. securities exchanges, may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements, and the requirements mandating timely and accurate disclosure of information. For example, the Chinese government has taken positions that prevent the Public Company Accounting Oversight Board from inspecting the audit work and practices of accounting firms in mainland China and Hong Kong for compliance with U.S. law and professional standards. In addition, securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of nationalization, expropriation, or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund’s investments in those countries. In addition, a fund may also suffer losses due to differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a fund.
Foreign securities are often traded with less frequency and volume and, therefore, may have greater price volatility than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though a fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund’s portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.
A fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when a fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a fund expects to recover withholding taxes, the net asset value of a fund generally includes accruals for such tax refunds. If the likelihood of recovery materially decreases, accruals in the fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the fund’s net asset value. Shareholders in the fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if a fund receives a tax refund that has not been previously accrued, shareholders in the fund at the time of the successful recovery will benefit from the resulting increase in the fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the fund’s net asset value.
If a fund’s portfolio invests significantly in a certain geographic region, any negative development affecting that region will have a greater impact on the fund than a fund that is not as heavily invested in that region. For example, with respect to funds that invest significantly in China:
•Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards, as described above; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the funds.

Fund of Funds
The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests.
As of December 31, 2025, the PVC Principal LifeTime Accounts, PVC SAM Portfolios, Diversified Balanced Account, Diversified Balanced Adaptive Allocation Account, Diversified Growth Account, Diversified Growth Adaptive Allocation Account, and Diversified Income Account assets were allocated among the underlying funds as identified in the tables below.

Underlying Fund	Diversified Balanced Account	Diversified Balanced Adaptive Allocation Account	Diversified Growth Account	Diversified Growth Adaptive Allocation Account	Diversified Income Account
Bond Market Index Account	50.1%	62.5%	35.1%	43.8%	65.1%
International Equity Index Fund	7.1%	8.9%	10.1%	12.6%	4.0%
LargeCap S&P 500 Index Account	35.0%	18.8%	45.0%	31.3%	25.0%
MidCap S&P 400 Index Fund	3.9%	4.9%	4.9%	6.2%	3.0%
SmallCap S&P 600 Index Fund	3.9%	4.9%	4.9%	6.1%	2.9%
Total	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	Principal LifeTime Strategic Income Account	Principal LifeTime 2020 Account	Principal LifeTime 2030 Account	Principal LifeTime 2040 Account	Principal LifeTime 2050 Account	Principal LifeTime 2060 Account
Blue Chip Fund	2.3%	2.7%	3.7%	5.1%	6.2%	6.4%
Core Fixed Income Fund	34.5%	32.7%	28.5%	18.9%	4.1%	2.3%
Diversified Real Asset Fund	0.4%	0.4%	0.5%	0.0%	0.0%	0.0%
Equity Income Fund	2.6%	3.0%	4.2%	5.7%	6.9%	7.1%
Global Emerging Markets Fund	1.9%	2.2%	3.0%	4.1%	5.0%	5.1%
High Yield Fund	6.4%	5.9%	4.6%	3.2%	1.2%	0.8%
Inflation Protection Fund	5.6%	5.2%	3.8%	0.0%	0.0%	0.0%
International Equity Fund	9.2%	10.7%	14.8%	20.1%	24.6%	25.1%
International Small Company Fund	0.5%	0.5%	0.7%	1.0%	1.3%	1.3%
LargeCap Growth Fund I	2.5%	2.9%	4.0%	5.4%	6.6%	6.8%
LargeCap S&P 500 Index Fund	10.0%	11.7%	16.1%	21.8%	26.7%	27.3%
LargeCap Value Fund III	2.4%	2.8%	3.9%	5.3%	6.5%	6.6%
MidCap Fund	0.8%	0.9%	1.2%	1.7%	2.1%	2.2%
Real Estate Securities Fund	1.6%	1.6%	1.6%	2.0%	1.9%	1.9%
Short-Term Income Fund	16.7%	13.8%	5.2%	0.0%	0.0%	0.0%
SmallCap Fund	1.5%	1.8%	2.5%	3.4%	4.1%	4.2%
SmallCap S&P 600 Index Fund	0.2%	0.2%	0.3%	0.4%	0.4%	0.4%
Small-MidCap Dividend Income Fund	0.9%	1.0%	1.4%	1.9%	2.4%	2.5%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Blue Chip Fund	1.7%	1.3%	2.2%	0.0%	2.6%
Bond Market Index Fund	4.5%	6.2%	3.4%	6.3%	0.0%
Core Fixed Income Fund	11.9%	22.5%	5.5%	29.2%	0.0%
Diversified Real Asset Fund	1.4%	1.1%	1.5%	0.7%	1.7%
Equity Income Account	5.8%	4.9%	6.8%	3.6%	7.7%
Finisterre Emerging Markets Total Return Bond Fund	2.3%	5.5%	1.0%	7.5%	0.0%
Global Emerging Markets Fund	4.4%	2.9%	5.6%	0.8%	6.9%
Global Listed Infrastructure Fund	0.5%	0.5%	1.0%	0.0%	1.0%
Global Macro Fund	1.0%	1.0%	0.8%	1.2%	0.8%
Government & High Quality Bond Account	1.1%	2.2%	0.4%	4.4%	0.0%
Government Money Market Fund	2.0%	5.0%	0.9%	6.8%	0.9%
High Yield Fund	4.3%	5.5%	1.8%	4.1%	0.0%
Inflation Protection Fund	2.5%	3.8%	1.4%	5.1%	1.0%
International Equity Index Fund	5.8%	3.6%	7.1%	2.3%	7.6%
International Small Company Fund	0.9%	0.6%	1.3%	0.0%	2.2%
LargeCap Growth Fund I	1.5%	0.7%	2.9%	0.3%	4.3%
LargeCap S&P 500 Index Fund	2.0%	1.4%	2.1%	0.5%	2.9%
LargeCap Value Fund III	3.6%	1.0%	5.5%	1.7%	6.2%
MidCap Account	0.4%	0.4%	0.5%	0.5%	0.5%
Overseas Fund	5.3%	3.3%	7.2%	0.9%	8.7%
Principal Active High Yield ETF	0.0%	0.0%	0.0%	2.0%	0.0%
Principal Capital Appreciation Fund	8.6%	4.7%	11.7%	2.4%	13.3%
Principal International Equity ETF	6.0%	3.6%	7.2%	3.4%	7.6%
Principal U.S. Mega-Cap ETF	12.2%	8.4%	14.2%	5.9%	14.9%
Principal U.S. Small-Cap ETF	3.6%	2.0%	4.7%	1.3%	5.5%
Principal Value ETF	0.0%	0.0%	0.0%	0.0%	0.5%
Real Estate Securities Account	0.6%	0.7%	1.0%	0.5%	0.9%
Short-Term Income Fund	2.6%	3.6%	0.0%	4.6%	0.0%
Small-MidCap Dividend Income Fund	1.5%	1.1%	1.5%	1.3%	2.3%
Spectrum Preferred and Capital Securities Income Fund	2.0%	2.5%	0.8%	2.7%	0.0%
Total	100.0%	100.0%	100.0%	100.0%	100.0%
A fund of funds indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the underlying funds. Generally, if an underlying fund offers multiple classes of shares for investment by funds of funds, the Funds will purchase shares of the class with the lowest expense ratio (expressed as a percent of average net assets on an annualized basis) at the time of purchase.
If you are considering investing in a Principal LifeTime Account, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Account is managed with the assumption that the investor will invest in a Principal LifeTime Account whose stated date is closest to the date the shareholder retires. Choosing a fund targeting an earlier date represents a more conservative choice; choosing a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Accounts are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

There are five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The SAM Portfolios share the same risks but often with different levels of exposure. In general, relative to the other Portfolios:
•the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk,
•the Conservative Balanced Portfolio should offer investors the potential for a medium-to-high level of income and a medium-to-low level of capital growth, while exposing them to a medium-to-low level of principal risk,
•the Conservative Growth Portfolio should offer investors the potential for a low-to-medium level of income and a medium-to-high level of capital growth, while exposing them to a medium-to-high level of principal risk,
•the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk, and
•the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.
Funds of funds can be subject to payment-in-kind liquidity risk: if an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until those managing the investments of the fund determine that it is appropriate to dispose of them.
Management of funds of funds entails potential conflicts of interest: a fund of fund may invest in affiliated underlying funds, and those who manage the fund’s investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund of fund assets to underlying funds from which they receive higher fees.
Hedging
Hedging is a strategy that can be used to attempt to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions. The success of a fund’s hedging strategy will be subject to the ability of those managing the fund’s investments to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many investments change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the ability of those managing the fund’s investments to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, those managing the fund’s investments may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Portfolio Turnover
“Portfolio turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that, on average, every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may lower the fund’s performance. High portfolio turnover can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets. Both events reduce fund performance.
Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the “total return” line in the Financial Highlights section reflects portfolio turnover costs.
High Yield Securities
Below-investment-grade securities are fixed-income securities that are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security's rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security's quality.

Below-investment-grade securities are sometimes referred to as high yield or “junk bonds” and are considered speculative, particularly with respect to the issuer’s continuing ability to meet principal and interest payments. Such securities could be in default at time of purchase. Each fund of funds may invest in underlying funds that may invest in such securities.
Investing in high yield securities involves special risks in addition to those associated with investing in investment-grade securities:
•High yield securities may be less liquid than investment-grade securities.
•The secondary market on which high yield securities are traded may be less liquid, which may reduce the price of the security and adversely affect, and cause large fluctuations in, the daily price of the Fund's shares.
•Analysis of the creditworthiness of issuers of high yield securities is more complex. To the extent a Fund invests in high yield securities, its ability to meet its objective may be more dependent on such credit analyses.
•High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions. Although high yield securities prices tend to be less sensitive to interest rate changes than those of investment-grade securities, they tend to be more sensitive to adverse economic downturns or individual corporate developments. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities, especially in a thinly traded market.
•If the issuer of high yield securities defaults, a Fund may incur additional expenses to seek recovery.
•If an issuer of high yield securities undergoes a corporate restructuring, such high yield securities may become exchanged for or converted into reorganized equity of the underlying issuer. Moreover, to the extent that a bond indenture or loan agreement does not contain sufficiently protective covenants or otherwise permits the issuer to take certain actions to the Fund's detriment (such as distributing cash to equity holders, incurring additional indebtedness, and disposing of assets), the underlying value of the high yield security may decline.
The use of credit ratings for evaluating high yield securities also involves certain risks. For example, credit ratings reflect the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security.
Industry Concentration
A fund that concentrates its investments (invests more than 25% of its net assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. Companies within the same industry could react similarly to such factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the fund’s performance will be affected by such factors.
Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various ETFs, and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than net asset value.
A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.

A fund may invest in affiliated underlying funds, and those who manage such fund’s investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps, and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis, or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired.
Portfolio Duration
Average duration is a mathematical calculation of the average life of a bond (or for a bond fund, the average life of the fund’s underlying bonds, weighted by the percentage of the fund’s assets that each represents) that serves as a useful measure of its price risk. Duration is an estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. For example, if a fund has an average duration of 4 years and interest rates rise by 1%, the value of the bonds held by the fund will decline by approximately 4%, and if the interest rates decline by 1%, the value of the bonds held by the fund will increase by approximately 4%. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
Real Estate Investment Trusts (“REITs”)
REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. A fund that invests in a REIT is subject to the REIT’s expenses, including management fees, and will remain subject to the fund’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.
Regular REIT dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income for U.S. income tax purposes. Any distribution of income attributable to regular REIT dividends from a Fund’s investment in a REIT will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly.
Investment in REITs also involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Real Estate Securities
Investing in securities of companies in the real estate industry subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management, or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber, and/or paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Redemption and Large Transaction Risk
Ownership of a fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause a fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
As an example, as of December 31, 2025, series of the Registrant owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below. PGI is the advisor to the PFI and PVC funds of funds and is committed to minimizing the potential impact of redemption and large transaction risk on underlying funds to the extent consistent with pursuing the investment objectives of the funds of funds that it manages. However, PGI and its affiliates may face conflicts of interest in fulfilling responsibilities to all such funds.

Account	Total Percentage of Outstanding Shares Owned
Bond Market Index	97.13%
Equity Income	16.31%
Government & High Quality Bond	15.34%
LargeCap S&P 500 Index	60.71%
MidCap	1.37%
Real Estate Securities	5.44%
Securitized Products
Securitized products are fixed-income instruments that represent interests in underlying pools of collateral or assets. The value of the securitized product is derived from the performance, value, and cash flows of the underlying asset(s).
A fund’s investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Prepayment risk may make it difficult to calculate the average life of a fund’s investment in securitized products. Securitized products are generally issued as pass-through certificates, which represent the right to receive principal and interest payments collected on the underlying pool of assets, which are passed through to the security holder. Therefore, repayment depends on the cash flows generated by the underlying pool of assets. The securities may be rated as investment grade or below investment grade.

The specific securitized products that are principal strategies of each Fund are listed in its Fund Summary.
•Mortgage-backed securities (“MBS”) represent an interest in a pool of underlying mortgage loans secured by real property. MBS are sensitive to changes in interest rates but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. If interest rates fall and the underlying loans are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, rising interest rates tend to discourage refinancings and the underlying loans may be prepaid more slowly than expected, reducing a fund’s potential to reinvest the principal in higher yielding securities and extending the duration of the underlying loans. In addition, when market conditions result in an increase in default rates on the underlying loans and the foreclosure values of the underlying real estate is less than the outstanding amount due on the underlying loan, collection of the full amount of accrued interest and principal on these investments may be doubtful. The risk of such defaults is generally higher in the case of underlying mortgage pools that include sub-prime mortgages (mortgages granted to borrowers whose credit histories would not support conventional mortgages).
•Commercial mortgage-backed securities (“CMBS”) represent an interest in a pool of underlying commercial mortgage loans secured by real property such as retail, office, hotel, multi-family, and industrial properties. CMBS are issued in several classes with different levels of yield and credit protection, and the CMBS class in which a fund invests influences the interest rate, credit, and prepayment risks. Many of the loans related to CMBS do not allow voluntary prepayment, which can help mitigate or eliminate prepayment risk.
•Asset-backed securities (“ABS”) are backed by non-mortgage assets such as company receivables, company loans, truck and auto loans, student loans, leases, and credit card receivables. ABS entail credit risk. They also may present a risk that, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid interest or principal.
Short Sales
A fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution) with the hope of purchasing the same security at a later date at a lower price. A fund may also take a short position in a derivative instrument, such as a future, forward or swap. If the market price of the security or derivatives increases, the fund will suffer a (potentially unlimited) loss when it replaces the security or derivative at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a fund may not always be able to borrow the security at a particular time or at an acceptable price. Before a fund replaces a borrowed security, it is required to post collateral to cover the fund’s short position, marking the collateral to market daily. This obligation limits a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential fund gains and increase potential Fund losses.
Certain funds may also invest the proceeds received from short selling securities, which creates additional leverage. Using such leverage allows the fund to use the proceeds to purchase additional securities, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. Leverage also magnifies the volatility of changes in the value of the fund’s portfolio. The effect of the use of leverage by the fund in a market that moves adversely to its investments could result in substantial losses to the fund, which would be greater than if the fund were not leveraged. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited.
The short sale proceeds utilized by a fund to leverage investments are collateralized by all or a portion of such fund’s portfolio. Accordingly, a fund may pledge securities in order to effect short sales, utilize short sale proceeds or otherwise obtain leverage for investment or other purposes. Should the securities pledged to brokers to secure the fund’s margin accounts decline in value, the fund could be subject to a “margin call”, pursuant to which the fund must either deposit additional funds or securities with the broker or suffer mandatory liquidation of all or a portion of the pledged securities to compensate for the decline in value. The banks and dealers that provide leverage to the fund have discretion to change the fund’s margin requirements at any time. Changes by counterparties in the foregoing may result in large margin calls, loss of leverage and forced liquidations of positions at disadvantageous prices. The utilization of short sale proceeds for leverage will cause the fund to be subject to higher transaction fees and other costs.

U.S. Government and U.S. Government-Sponsored Securities
U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise.
Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government.
There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight, and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. government securities may be affected adversely by changes in the ratings of those securities.
Volatility Mitigation
Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
PORTFOLIO HOLDINGS INFORMATION
A description of the Registrant’s policies and procedures with respect to disclosure of the Funds' portfolio securities is available in the Funds' SAI.

MANAGEMENT OF THE FUNDS
The Manager and Advisor
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc.® (“Principal®”), serves as the manager and advisor for the Funds. Through the Management Agreement with the Registrant, PGI provides investment advisory services and certain corporate administrative services for the Funds.

Advisor:
Principal Global Investors, LLC (doing business as Principal Asset ManagementSM), 711 High Street, Des Moines, IA 50392, is part of a diversified global asset management organization that utilizes specialized investment teams and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, and asset allocation. In addition to its asset management offices in the U.S., PGI has asset management offices of affiliate advisors located in Europe, Asia, Latin America, and Australia. PGI has been a registered investment advisor since 1998.

Accounts/ Portfolios:
In fulfilling its investment advisory responsibilities, PGI provides day-to-day discretionary investment services (directly making decisions to purchase or sell securities) for all or a portion of the following Funds:

•Blue Chip (services provided by Principal Aligned, an investment team within PGI)
•Bond Market Index
•Core Plus Bond
•Diversified Balanced (services provided by Principal Asset Allocation, an investment team within PGI)
•Diversified Balanced Adaptive Allocation (services provided by Principal Asset Allocation, an investment team within PGI)
•Diversified Growth (services provided by Principal Asset Allocation, an investment team within PGI)
•Diversified Growth Adaptive Allocation (services provided by Principal Asset Allocation, an investment team within PGI)
•Diversified Income (services provided by Principal Asset Allocation, an investment team within PGI)
•Diversified International
•Equity Income (services provided by Principal Edge, an investment team within PGI)
•Global Emerging Markets
•Government & High Quality Bond
•LargeCap Growth I (services provided by Principal Asset Allocation, an investment team within PGI)
•LargeCap S&P 500 Index (services provided by Principal Asset Allocation, an investment team within PGI)
•MidCap (services provided by Principal Aligned, an investment team within PGI)
•Principal Capital Appreciation (services provided by Principal Edge, an investment team within PGI)
•Principal LifeTime Accounts (services provided by Principal Asset Allocation, an investment team within PGI)
•SAM (Strategic Asset Management) Portfolios (services provided by Principal Asset Allocation, an investment team within PGI)
•Short-Term Income
•SmallCap
•U.S. LargeCap S&P 500 Index Buffer Accounts (services provided by Principal Asset Allocation, an investment team within PGI)

Several of the Funds have multiple sub-advisors. A team within Principal Asset Allocation, an investment team within PGI and whose members are identified in each Fund Summary and listed below, determines the portion of those Funds’ assets that PGI and each sub-advisor will manage and may reallocate Fund assets among PGI and the sub-advisors from time-to-time. This team agrees on allocation decisions and shares authority and responsibility for day-to-day portfolio management, with no limitation on the authority of one portfolio manager in relation to another.
The decision to reallocate Fund assets between PGI acting in a discretionary advisory capacity and the sub-advisors may be based on a variety of factors, including, but not limited to: the investment capacity of PGI and each sub-advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in PGI or each sub-advisor’s firm or investment professionals, or changes in the number of sub-advisors. Ordinarily, reallocations of Fund assets among sub-advisors occur as a sub-advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times, existing Fund assets may be reallocated among PGI and/or the sub-advisors.
The Fund Summaries identified the portfolio managers and the Funds they manage. Additional information about the portfolio managers follows. With respect to the biographies of PGI portfolio managers, references to Principal® encompass various entities and groups within the Principal organization, such as its majority- and wholly-owned subsidiaries, as well as investment teams within PGI.
As reflected in the Fund Summaries, the day-to-day portfolio management, for some Funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. However, for the Blue Chip and MidCap Accounts, Mr. Nolin has ultimate decision making authority. Mr. Rozycki may make investment decisions in Mr. Nolin’s absence.
Paul H. Blankenhagen has been with Principal® since 1992. He earned a bachelor’s degree in Finance from Iowa State University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.
Scott Brustkern has been with Principal® since 2001. He earned an M.B.A. in Finance from Iowa State University, a master's degree in Business Analytics from the University of Iowa, and a bachelor’s degree in Actuarial Science and Statistics from the University of Northern Iowa. Mr. Brustkern has earned the right to use the Chartered Financial Analyst designation.
Jeff Callahan has been with Principal® since 2006. He earned a bachelor’s degree in Business Administration with an emphasis in Finance from Wartburg College and an M.B.A. from the University of Iowa. Mr. Callahan has earned the right to use the Chartered Financial Analyst designation.
Daniel R. Coleman has been with Principal® since 2001. He earned a bachelor’s degree in Finance from the University of Washington and an M.B.A. from New York University.
Brody Dass has been with Principal® since 2015. He earned a bachelor’s degree from the University of Iowa. Mr. Dass has earned the right to use the Chartered Financial Analyst designation.
Bryan C. Davis has been with Principal® since 1993. He earned a bachelor’s degree in Finance from the University of Iowa. Mr. Davis has earned the right to use the Chartered Financial Analyst designation.
James W. Fennessey has been with Principal® since 2000. Mr. Fennessey earned a bachelor’s degree in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. Mr. Fennessey has earned the right to use the Chartered Financial Analyst designation.
Emily Foshag has been with Principal® since 2019. She earned a bachelor’s degree in Accounting from New York University and an M.S. degree from New York University with a concentration in global energy and environmental policy. Ms. Foshag has earned the right to use the Chartered Financial Analyst designation.
John R. Friedl has been with Principal® since 1998. He earned a bachelor’s degree in Communications and History from the University of Washington and a master’s degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.
Zach Gassmann has been with Principal® since 2007. He received a bachelor’s degree in Accounting from Simpson College and a master’s degree in Financial Management from Drake University. Mr. Gassmann has earned the right to use the Chartered Financial Analyst designation.

Michael Goosay has been with Principal® since 2023. Prior to that, Mr. Goosay was the Head of Global Pensions and Multi-Sector Fixed Income Portfolio Management at Goldman Sachs Asset Management since 2009. He earned a bachelor’s degree in Finance from Albright College and an M.B.A. from Rutgers University.
Daniel Graña has been with Principal® since 2025. Prior to that, Mr. Graña was the Lead Portfolio Manager on the Janus Henderson Emerging Market Equity Strategy since 2019. He earned a Masters of Management from the Kellogg School of Management at Northwestern University and a Bachelor of Science in Economics and Bachelor of Science in Political Science from the Massachusetts Institute of Technology. Mr. Graña has earned the right to use the Chartered Financial Analyst designation.
Todd A. Jablonski has been with Principal® since 2010. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University’s Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.
Theodore Jayne has been with Principal® since 2015. He earned a bachelor’s degree in Anthropology from Harvard University. Mr. Jayne has earned the right to use the Chartered Financial Analyst designation.
John Paul Lech has been with Principal® since 2025. Prior to that, Mr. Lech founded and served as Lead Portfolio Manager of the Diversified Emerging Markets strategy at Matthews Asia. He earned a Masters of Arts in Latin American Studies and a Bachelor of Science in Foreign Service from the Walsh School of Foreign Service at Georgetown University.
George P. Maris has been with Principal® since 2023. Prior to that, Mr. Maris was the Head of Equities, Americas region, and Lead Portfolio Manager of the Global Alpha Equity Team at Janus Henderson Investors since 2011. He earned a bachelor’s degree in Economics from Swarthmore College, an M.B.A. from the University of Chicago, and a J.D. from the University of Illinois. Mr. Maris has earned the right to use the Chartered Financial Analyst designation.
Michael Messina has been with Principal® since 2022. Prior to that, Mr. Messina was a Lead Analyst for Franklin Templeton Multi-Asset Solutions since 2018. He earned a bachelor’s degree in MIS from the University of Central Florida and an M.B.A. from Nova Southeastern University.
K. William Nolin has been with Principal® since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.
Phil Nordhus has been with Principal® since 1990. He earned a bachelor’s degree in Economics from Kansas State University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial Analyst designation.
Tyler O’Donnell has been with Principal® since 2015. He earned bachelor’s degrees in Mathematics and Biochemistry from the University of Iowa and an M.B.A. from Iowa State University. Mr. O’Donnell has earned the right to use the Chartered Financial Analyst designation.
Tina Paris has been with Principal® since 2001. She earned a bachelor's degree in Finance and Economics from the University of Northern Iowa and an M.B.A with a Finance emphasis from the University of Iowa. Ms. Paris has earned the right to use the Chartered Financial Analyst designation.
Brian W. Pattinson has been with Principal® since 1994. He earned a bachelor’s degree and an M.B.A. in Finance from the University of Iowa. Mr. Pattinson has earned the right to use the Chartered Financial Analyst designation.
Matthew Peron has been with Principal® since 2025. Prior to that, Mr. Peron was the Global Head of Solutions at Janus Henderson Investors since 2023 and Director of Research from 2020 to 2024. He earned a bachelor’s degree in Electrical Engineering from Swarthmore College and an M.B.A. from the University of Chicago.
Sarah E. Radecki has been with Principal® since 1999. She earned bachelor’s degrees in Political Science and Economics from Saint Mary’s College of California and a master’s degree in Economics from the University of California at Santa Barbara. Ms. Radecki has earned the right to use the Chartered Financial Analyst designation.
Tom Rozycki has been with Principal® since 2001. He earned a bachelor’s degree in Finance from Drake University. Mr. Rozycki has earned the right to use the Chartered Financial Analyst designation.
Chad Severin has been with Principal® since 2003. He earned a bachelor’s degree in Accounting from Simpson College.

Aaron J. Siebel has been with Principal® since 2005. He earned a bachelor’s degree in Finance from the University of Iowa. Mr. Siebel has earned the right to use the Chartered Financial Analyst designation.
Scott Smith has been with Principal® since 1999. He earned a bachelor’s degree in Finance from Iowa State University.
Yesim Tokat-Acikel has been with Principal® since 2023. Prior to that, Ms. Tokat-Acikel was a Managing Director, Head of Multi-Asset Research, Co-Head of ESG, and Portfolio Manager for PGIM Quantitative Solutions, a business of Prudential Financial, since 2010. She earned a bachelor’s degree in Industrial Engineering from Bilkent University, a master’s degree in Industrial Engineering from the University of Arizona, and a PhD in Financial Economics from the University of California, Santa Barbara.
May Tong has been with Principal® since 2021. Prior to that, Ms. Tong was a Senior Vice President, Portfolio Manager for Franklin Templeton Multi-Asset Solutions since 2018. She earned a bachelor’s degree in Accounting and Finance from Boston College and an M.B.A. from Columbia University. Ms. Tong has earned the right to use the Chartered Financial Analyst designation.
Nedret Vidinli has been with Principal® since 2010. He earned a bachelor’s degree in Business Administration at Drake University and an M.B.A. at Benedictine University. Mr. Vidinli has earned the right to use the Chartered Financial Analyst designation.
The Sub-Advisors
PGI has signed contracts with various sub-advisors. Under the sub-advisory agreements, the sub-advisor agrees to assume the obligations of PGI to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by PGI. For these services, PGI pays the sub-advisor a fee.
PGI or the sub-advisor provides the Board with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the sub-advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.
The Fund Summaries identified the sub-advisors, portfolio managers, and the Funds they manage. Additional information follows.

Sub-Advisor:
Los Angeles Capital Management LLC (“Los Angeles Capital”), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, founded in 2002, is a registered investment advisor offering risk-controlled, active equity management services to a broad range of institutional investors.

Fund(s):	a portion of LargeCap Growth I

Sub-Advisor:
Principal Real Estate Investors, LLC (doing business as Principal Real Estate) (“Principal-REI”), 711 High Street, Des Moines, IA 50392, was founded in 2000 and manages commercial real estate across the spectrum of public and private equity and debt investments, primarily for institutional investors.

Fund(s):	Real Estate Securities
The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
Keith Bokota has been with Principal-REI since 2007. He earned a bachelor’s degree in Finance and International Business from Georgetown University. Mr. Bokota has earned the right to use the Chartered Financial Analyst designation.
Anthony Kenkel has been with Principal-REI since 2005. He earned a bachelor’s degree in Finance from Drake University and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Kenkel has earned the right to use the Chartered Financial Analyst and Financial Risk Manager designations.
Kelly D. Rush has been with Principal-REI since 2000 and the predecessor firms since 1987. He earned a B.A. in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 1307 Point Street, Baltimore, MD 21231, has over 75 years of investment management experience.
Fund(s):	a portion of LargeCap Growth I

Sub-Advisor:
Westfield Capital Management Company, L.P. (“Westfield Capital”), One Financial Center, 23rd Floor, Boston, MA 02111, has been a registered investment advisor since 1989 and specializes primarily in U.S. growth equity strategies.

Fund(s):	a portion of LargeCap Growth I
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds.
Participating Affiliate Agreement
In rendering investment advisory services to a Fund, the advisor and each sub-advisor may use the resources of one or more of its respective foreign (non-U.S.) affiliates that are not registered under the Investment Advisers Act of 1940, as amended, to provide portfolio management, research, and trading services to the Fund. Under a Participating Affiliate Agreement, and pursuant to applicable guidance from the Staff of the SEC, U.S. registered advisors are allowed to use investment advisory and trading resources of such unregistered advisory affiliates subject to the regulatory supervision of the registered advisor. For example, some Principal Funds assets are managed by employees of Principal Global Investors (Europe) Limited pursuant to such an arrangement. Each such affiliate and any of their respective employees who provide services to a Fund are considered under the Participating Affiliate Agreement to be “supervised persons” of the advisor or sub-advisor (as applicable) as that term is defined in the Investment Advisers Act of 1940, as amended.
Fees Paid to PGI
Each Fund pays PGI a fee for its services, which includes the fee PGI pays to sub-advisors, as applicable.
The fee each Fund paid (as a percentage of the Fund’s average daily net assets) for the fiscal year ended December 31, 2025 was:

Account/Portfolio	Percentage of the Fund’s Average Daily Net Assets	Account/Portfolio	Percentage of the Fund’s Average Daily Net Assets
Blue Chip	0.60%	Principal LifeTime 2030	0.00%
Bond Market Index	0.14%	Principal LifeTime 2040	0.00%
Core Plus Bond	0.47%	Principal LifeTime 2050	0.00%
Diversified Balanced	0.05%	Principal LifeTime 2060	0.00%
Diversified Balanced Adaptive Allocation	0.12%	Principal LifeTime Strategic Income	0.00%
Diversified Growth	0.05%	Real Estate Securities	0.77%
Diversified Growth Adaptive Allocation	0.12%	SAM Balanced	0.23%
Diversified Income	0.05%	SAM Conservative Balanced	0.23%
Diversified International	0.81%	SAM Conservative Growth	0.23%
Equity Income	0.47%	SAM Flexible Income	0.23%
Global Emerging Markets	1.00%	SAM Strategic Growth	0.23%
Government & High Quality Bond	0.48%	Short-Term Income	0.40%
LargeCap Growth I	0.68%	SmallCap	0.83%
LargeCap S&P 500 Index	0.19%	U.S. LargeCap S&P 500 Index Buffer January	0.69%
MidCap	0.53%	U.S. LargeCap S&P 500 Index Buffer April	0.69%
Principal Capital Appreciation	0.63%	U.S. LargeCap S&P 500 Index Buffer July	0.69%
Principal LifeTime 2020	0.00%	U.S. LargeCap S&P 500 Index Buffer October	0.69%
The discussions regarding the basis for the Board’s approval of various management and sub-advisory agreements are available for all Funds in the Registrant's Form N-CSR filing on the SEC's website at www.sec.gov for the period ending December 31, 2025.

Manager of Managers
The Registrant operates as a Manager of Managers. Under an order received from the SEC (the “Order”), the Registrant and PGI may enter into and materially amend agreements with unaffiliated and wholly-owned affiliated sub-advisors (affiliated sub-advisors that are at least 95% owned, directly or indirectly, by PGI or an affiliated person of PGI) without obtaining shareholder approval, including to:
•hire one or more sub-advisors;
•change sub-advisors; and
•reallocate management fees between PGI and sub-advisors.
Although there is no present intent to do so, the Funds may, in the future, rely on current SEC Staff guidance that expands relief under the Order to allow PGI to enter into and materially amend agreements with majority-owned affiliated sub-advisors (affiliated sub-advisors that are at least 50% owned, directly or indirectly, by PGI or an affiliated person of PGI), and, further, to all sub-advisors regardless of the degree of affiliation with PGI.
In order to rely on the varying degrees of relief granted by the Order and/or the SEC Staff guidance, a Fund must receive approval from its shareholders (or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers).
The shareholders of each Fund have approved such Fund’s reliance on the Order, as supplemented by the SEC Staff guidance, as follows:

Account/Portfolio	Unaffiliated Sub-Advisors	Wholly-Owned Affiliated Sub-Advisors	Majority-Owned Affiliated Sub-Advisors	Any Other Sub-Advisors Regardless of Degree of Affiliation
All Other Accounts/Portfolios	X	X	X	X
PGI has ultimate responsibility for the investment performance of each Fund that utilizes a sub-advisor due to its responsibility to oversee sub-advisors and recommend their hiring, termination, and replacement.
In accordance with a separate exemptive order that the Registrant and PGI have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, provided that the Board Members are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and the other conditions in the exemptive order are met.
PRICING OF FUND SHARES
Each Fund’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Fund’s NAV is calculated each day the New York Stock Exchange (“NYSE”) is open. Shares are not priced on the days on which the NYSE is closed for trading, generally: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday/Presidents’ Day; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas. The NAV is determined at the close of business of the NYSE (normally, 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after we receive the order in proper form.
The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price shares as of 3:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
For all Funds, NAV is calculated by:
•    taking the current market value of the total assets of the Fund,
•    subtracting liabilities of the Fund,
•    dividing the remainder proportionately into the classes of the Fund,
•    subtracting the liability of each class, and
•    dividing the remainder by the total number of shares outstanding for that class.
With respect to any portion of a Fund’s assets invested in other registered investment companies, that portion of the Fund's NAV is calculated based on the price (NAV or market, as applicable) of such other registered investment companies.

Notes:
•If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Board. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
•A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day before the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities traded outside of the Western Hemisphere are valued using a fair value policy adopted by the Registrant. These fair valuation procedures are intended to discourage shareholders from investing in the Funds for the purpose of engaging in market timing or arbitrage transactions.
•The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by a Fund may change on days when shareholders are unable to purchase or redeem shares.
•Certain securities issued by companies in emerging markets may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Registrant has a policy to value such securities at a price at which PGI expects the securities may be sold.
PURCHASE OF FUND SHARES
The Registrant offers accounts in two share classes: 1 and 2. Funds available in multiple share classes have the same investments, but differing expenses. Classes 1 and 2 shares are available in this Prospectus.
Shares are purchased from the Funds’ principal underwriter on any business day (normally any day when the NYSE is open for regular trading) upon request through the insurance company issuing the variable annuity, variable life contract, or the trustees or administrators of the qualified retirement plan offering the Fund. There are no sales charges on shares of the Funds; however, your variable contract may impose a charge. There are no restrictions on amounts to be invested in shares of the Funds.
The Funds, at their discretion, may permit the purchase of shares using securities as consideration (a purchase in-kind) in accordance with procedures approved by the Board. Each Fund will value securities used to purchase its shares using the same method the Registrant uses to value its portfolio securities as described in this Prospectus.
Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.
No salesperson, broker-dealer, or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been provided or made by the Registrant, a Fund, PGI, any sub-advisor, or Principal Funds Distributor, Inc. ("PFD" or the "Distributor").
Eligible Purchasers
Only certain eligible purchasers may buy shares of the Funds. Eligible purchasers are limited to 1) separate accounts of Principal Life or of other insurance companies, 2) Principal Life or any of its subsidiaries or affiliates, and 3) trustees of other managers of any qualified profit sharing, incentive, or bonus plan established by Principal Life or any subsidiary or affiliate of such company, for employees of such company, subsidiary, or affiliate. Such trustees or managers may buy Fund shares only in their capacities as trustees or managers and not for their personal accounts. The Board reserves the right to broaden or limit the designation of eligible purchaser.

Each Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Principal Life and by other insurance companies as well as for certain qualified plans. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts, variable annuity separate accounts, and qualified plan investors to invest in the Funds at the same time. Although neither Principal Life nor the Registrant currently foresees any such disadvantage, the Board monitors events in order to identify any material conflicts between such policy owners, contract holders, and qualified plan investors. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a Fund, or 4) differences in voting instructions between those given by policy owners, those given by contract holders, and those given by qualified plan investors. Should it be necessary, the Board would determine what action, if any, should be taken. Such action could include the sale of Fund shares by one or more of the separate accounts or qualified plans, which could have adverse consequences.
PGI may recommend to the Board, and the Board may elect, to close certain Funds or share classes to new investors or close certain Funds or share classes to new and existing investors.
Restricted Transfers
Shares of each of the Funds may be transferred to an eligible purchaser. However, if a Fund is requested to transfer shares to other than an eligible purchaser, the Fund has the right, at its election, to purchase the shares at the NAV next calculated after the receipt of the transfer request. However, the Fund must give written notification to the transferee(s) of the shares of the election to buy the shares within seven days of the request. Settlement for the shares shall be made within the seven-day period.
SALE OF FUND SHARES
Variable contracts owners should refer to the variable contract product prospectus for details on how to allocate policy or contract value. Qualified plan participants should refer to the qualified plan documents.
Each Fund sells its shares on any business day (normally any day when the NYSE is open for regular trading) upon request through the insurance company issuing the variable annuity, variable life contract, or the trustees or administrators of the qualified retirement plan offering the Fund. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.
Sale proceeds are generally sent the following business day after the request is received in proper form. However, the right to sell shares may be suspended up to seven days, as permitted by federal securities law, during any period when 1) trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for reasons other than weekends and holidays or 2) an emergency exists, as determined by the SEC, as a result of which a) disposal by a Fund of securities owned by it is not reasonably practicable, b) it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or c) the SEC permits suspension for the protection of security holders.
If payments are delayed and the instruction is not canceled by the shareholder’s written instruction, the amount of the transaction is determined as of the first valuation date following the expiration of the permitted delay. The transaction occurs within five days thereafter.
In addition, payments on surrender requests submitted before a related premium payment made by check has cleared may be delayed up to seven days. This permits payment to be collected on the check.
Distributions in Kind
The Registrant may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. In addition, the securities received will be subject to market risk until sold. Typically, such in kind redemptions would be distributed pro rata. Each Fund will value securities used to pay redemptions in kind using the same method the Registrant uses to value its portfolio securities as described in this Prospectus.

Under normal circumstances, each Fund expects to meet redemption requests through holdings of cash, the sale of investments held in cash equivalents, and/or by selling liquid index futures or other instruments used for cash management purposes. In situations in which such holdings are not sufficient to meet redemption requests, a Fund will typically borrow money through the Fund’s interfund lending facility or through a bank line-of-credit. No Fund can borrow under the bank line-of-credit while also a lender under the interfund lending facility. Each Fund may also choose to sell portfolio assets for the purpose of meeting such requests. Each Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.
The agreement for the above-mentioned line of credit is with State Street Bank and Trust Company.
DIVIDENDS AND DISTRIBUTIONS
The Funds earn dividends, interest, and other income from investments and distribute this income (less expenses) as dividends. The Funds also realize capital gains from investments and distribute these gains (less any losses) as capital gain distributions. The Funds normally make dividends and capital gain distributions at least annually, in September. Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund making the distribution. If deemed necessary by the Board and management to comply with regulatory requirements or if in the best interest of shareholders, dividend and capital distributions may be paid at other times during the year.
To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), you will receive a notice disclosing the source of such distributions. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send eligible shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes. Distribution notices and fund-related tax information are also available at www.principal.com/tax-center.
FREQUENT PURCHASES AND REDEMPTIONS
The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions (“excessive trading”) of Fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, do not purchase shares of these Funds.
Frequent purchases and redemptions pose a risk to the Funds because they may:
•    Disrupt the management of the Funds by:
◦forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds; and
◦causing unplanned portfolio turnover;
•Hurt the portfolio performance of the Funds; and
•Increase expenses of the Funds due to:
•    increased broker-dealer commissions and
•    increased recordkeeping and related costs.
If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the funds of funds invest could flow through to the funds of funds as they would for any Fund shareholder.
Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. This risk is particularly relevant to the Diversified International and Global Emerging Market Accounts. The Funds have adopted fair valuation procedures. These procedures are intended to discourage market timing transactions in shares of the Funds.

As each Fund is only available through variable annuity or variable life contracts or to qualified retirement plans, the Funds must rely on the insurance company that issues the contract, or the trustees or administrators of qualified retirement plans (“intermediary”), to monitor customer trading activity to identify and take action against excessive trading. There can be no certainty that the intermediary will identify and prevent excessive trading in all instances. As such, the Funds’ transfer agent also employs transaction monitoring that management believes is reasonably likely to assist in identifying and preventing excessive trading in Fund shares. When an intermediary or the Funds’ transfer agent identifies excessive trading, it will act to curtail such trading in a fair and uniform manner. If an intermediary or the Funds’ transfer agent is unable to identify such abusive trading practices, the abuses described above may negatively impact the Funds.
If an intermediary, or the Fund, deems excessive trading practices to be occurring, it will take action that may include, but is not limited to:
•Rejecting exchange instructions from a shareholder or other person authorized by the shareholder to direct exchanges;
•Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier, or by telephone;
•Limiting the dollar amount of an exchange and/or the number of exchanges during a year;
•Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
•Taking such other action as directed by the Fund.
The Board has found the imposition of a redemption fee with respect to redemptions from Class 1 and Class 2 shares of the Funds is neither necessary nor appropriate in light of measures taken by intermediaries through which such shares are currently available.
In order to prevent excessive trading, the Funds have reserved the right to accept or reject, without prior written notice, any exchange requests (an exchange request is a redemption request coupled with a request to purchase shares with the proceeds of the redemption; such restriction applies to the purchase of fund shares in an exchange request and does not restrict a shareholder from requesting a redemption). In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, the intermediary will reverse an exchange (within one business day of the exchange) and return the account holdings to the positions held prior to the exchange. The intermediary will give you notice in writing in this instance.
TAX CONSIDERATIONS
The Funds intend to comply with applicable variable asset diversification regulations. If a Fund fails to comply with such regulations, contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.
Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.
Contract owners are urged to consult their tax advisors regarding the status of their contracts under state and local tax laws.
In addition, the Funds have elected and intend to qualify and be eligible to be treated each year as regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). The Funds must satisfy certain diversification and qualifying income tests under the Code in order to qualify as RICs. If a Fund were to fail to qualify and be eligible to be treated as a RIC, the Fund would be subject to corporate-level taxation, thereby reducing the return on a shareholder's investment. In addition, a Fund could be required to recognize unrealized gains, pay taxes, and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.

ONGOING FEES
The ongoing fees are the operating expenses of a Fund, which are described in the “Annual Fund Operating Expenses” table included in the Summary for each Fund. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Funds.
The Funds that operate as funds of funds, as shareholders in the underlying funds, bear their pro rata share of the operating expenses incurred by each underlying fund. The investment return of each fund of funds is net of the underlying funds’ operating expenses.
Each Fund pays ongoing fees to PGI and others who provide services to the Fund. These fees include:
•Management Fee — Through the Management Agreement with the Registrant, PGI has agreed to provide investment advisory services and corporate administrative services to the Funds.
•Distribution Fee — The Funds with Class 2 shares have adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class 2 shares. Under the plan, Class 2 shares of each Fund pays a distribution fee based on the average daily NAV of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
•Other Expenses — A portion of certain expenses are allocated to all classes of the Funds, unless an expense is specific to a particular share class. Other expenses include, for example, interest expense, expenses related to fund investments, certain expenses related to regulatory requirements, and index licensing fees.
•Acquired Fund Fees and Expenses — Fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. (“PFD” or the “Distributor”) is the distributor for the shares of the Funds. PFD is an affiliate of Principal Life Insurance Company, a subsidiary of Principal Financial Group, Inc., and a member of Principal®.
The Registrant has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class 2 shares of the Funds. Under the 12b-1 plans, each Fund makes payments from its assets attributable to Class 2 shares to the Fund’s Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers are Class 2 shareholders for sales support services and for providing services to shareholders of that share class. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.
The maximum annualized Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders (as a percentage of average daily net assets) for Class 2 shares of each Fund is 0.25%.
Payments under the 12b-1 plans will not automatically terminate for Funds that are closed to new investors or to additional purchases by existing shareholders. The Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan if the Board directs the closure of a Fund.

Payments to Financial Professionals and Their Firms
Financial intermediaries receive compensation from the Distributor and its affiliates for marketing, selling, and/or providing services to variable annuities and variable life insurance contracts that invest in the Funds. Financial intermediaries also receive compensation for marketing, selling, and/or providing services to certain retirement plans that offer the Funds as investment options. Financial intermediaries may include, among others, broker/dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Financial Professionals who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any Rule 12b-1 plan fee that the Fund pays to the Distributor. Individual Financial Professionals may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.
Ongoing Payments
In the case of Class 2, and pursuant to the Rule 12b-1 plan applicable to Class 2 shares, the Distributor generally makes ongoing payments to your financial intermediary at an annual rate of 0.25% of average net assets attributable to your indirect investment in the Funds. In addition, the Distributor or PGI may make from its own resources ongoing payments to an insurance company, which payments will generally not exceed 0.27% of the average net assets of the Funds held by the insurance company in its separate accounts. The payments are for distribution support and/or administrative services and may be made with respect to either or all classes of shares of the Funds.
Other Payments to Intermediaries
In addition to any commissions that may be paid at the time of sale and ongoing payments, the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell variable annuities and variable life insurance contracts that may be funded by shares of the Funds, or may sell shares of the Funds to retirement plans for distribution services. Although payments made to each qualifying financial intermediary in any given year may vary, such payments will generally not exceed 0.25% of the current year’s sales of applicable variable annuities and variable life insurance contracts that may be funded by account shares, or 0.25% of the current year’s sales of Fund shares to retirement plans by that financial intermediary.
Additionally, in some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, due diligence trips, training, and marketing efforts related to the Funds for the financial intermediary’s personnel and/or their clients and potential clients. Such activities may be sponsored by financial intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions (“ticket”) charges and general marketing expenses.
For more information, see the SAI. See also the section titled “Payments to Broker-Dealers and Other Financial Intermediaries” in each Fund Summary.
Your variable life insurance or variable annuity contract or your retirement plan may impose other charges and expenses, some of which may also be used in connection with the sale of such contracts in addition to those described in the prospectus. The amount and applicability of any insurance contract fee are determined and disclosed separately within the prospectus for your insurance contract.
The payments described in this Prospectus may create a conflict of interest by influencing your Financial Professional or your financial intermediary to recommend one variable annuity, variable life insurance policy, or mutual fund over another, or to recommend one Fund or share class over another Fund or share class. Ask your Financial Professional or visit your financial intermediary’s website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your financial intermediary may charge you additional fees other than those disclosed in this Prospectus. Ask your Financial Professional about any fees and commissions they charge.

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody’s global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE:	Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to three years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.
MIG 1 denotes superior credit quality, afforded excellent protection from established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
A-1

Description of S&P Global Ratings’ Credit Rating Definitions:
S&P Global’s credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
•Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•Nature of and provisions of the financial obligation;
•Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC, CC and C:
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:
Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.
D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

A-2

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:	Indicates that a rating has not been assigned or is no longer assigned.
SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed debt restructuring the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.
SP-3:	A speculative capacity to pay principal and interest.
D:
Assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty.

A-3

APPENDIX B — FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects returns for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Variable Contracts Funds, Inc. Annual Report to Shareholders for the fiscal year ended December 31, 2025, which is available upon request, and incorporated by reference into the SAI.
To request a free copy of the latest Annual or Semi-Annual Report for the Funds, you may telephone 1-800-222-5852.
B-1

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate BLUE CHIP ACCOUNT Class 2 shares 2025(c) $14.50&#9;&#9; ($0.05)&#9;&#9; $1.74&#9;&#9; $1.69&#9;&#9; $16.19 11.66%(d) $24,412 0.90%(e),(f) (0.44)%(e) 37.4%(g) (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Period from April 30, 2025, date operations commenced, through December 31, 2025. (d) Total return amounts have not been annualized. (e) Computed on an annualized basis. (f) Subject to Manager's contractual expense limit. (g) Period from January 1, 2025 through December 31, 2025. Effective May 1, 2025, Class 3 shares converted into Class 2 shares. B-2

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate BLUE CHIP ACCOUNT Class 2 shares 2025(c) $14.50 ($0.05) $1.74 $1.69 $16.19 11.66%(d)&#9;&#9; $24,412&#9; 0.90%(e),(f)&#9; &#9; (0.44)%(e)&#9; 37.4%(g) (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Period from April 30, 2025, date operations commenced, through December 31, 2025. (d) Total return amounts have not been annualized. (e) Computed on an annualized basis. (f) Subject to Manager's contractual expense limit. (g) Period from January 1, 2025 through December 31, 2025. Effective May 1, 2025, Class 3 shares converted into Class 2 shares. B-3

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate BOND MARKET INDEX ACCOUNT Class 1 shares 2025 $9.21&#9; $0.34&#9; $0.32 $0.66 ($0.41)&#9; $– ($0.41)&#9; $9.46 7.16% $1,802,149 0.15% 3.66% 39.7% 2024 9.40&#9; 0.32&#9; (0.21)&#9; 0.11 (0.30)&#9; – (0.30) 9.21 1.08 2,160,284 0.15 3.42 49.4 2023 9.13&#9; 0.28&#9; 0.21 0.49 (0.22)&#9; – (0.22) 9.40 5.51 2,440,279 0.15 3.07 47.4 2022 10.76&#9; 0.21&#9; (1.62)&#9; (1.41)&#9; (0.21)&#9; (0.01)&#9; (0.22)&#9; 9.13 (13.16) 2,290,071 0.14 2.19 102.0 2021 11.21&#9; 0.17&#9; (0.37)&#9; (0.20)&#9; (0.22)&#9; (0.03)&#9; (0.25)&#9; 10.76 (1.83) 2,900,608 0.14 1.58 130.5 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-4

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate BOND MARKET INDEX ACCOUNT Class 1 shares 2025 $9.21 $0.34 $0.32 $0.66 ($0.41) $– ($0.41) $9.46 7.16% $1,802,149&#9; 0.15%&#9; 3.66%&#9; 39.7% 2024 9.40 0.32 (0.21) 0.11 (0.30) – (0.30) 9.21 1.08  2,160,284&#9; 0.15  3.42  49.4  2023 9.13 0.28 0.21 0.49 (0.22) – (0.22) 9.40 5.51  2,440,279&#9; 0.15  3.07  47.4  2022 10.76 0.21 (1.62) (1.41) (0.21) (0.01) (0.22) 9.13 (13.16)  2,290,071&#9; 0.14  2.19  102.0  2021 11.21 0.17 (0.37) (0.20) (0.22) (0.03) (0.25) 10.76 (1.83)  2,900,608&#9; 0.14  1.58  130.5  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-5

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate CORE PLUS BOND ACCOUNT Class 1 shares 2025 $9.42&#9; $0.45&#9; $0.25 $0.70 ($0.41)&#9; $– ($0.41)&#9; $9.71 7.46% $246,054 0.49% 4.68% 170.0% 2024 9.63&#9; 0.41&#9; (0.31)&#9; 0.10 (0.31)&#9; – (0.31) 9.42 0.90 204,623 0.49 4.25 177.7 2023 9.42&#9; 0.34&#9; 0.15 0.49 (0.28)&#9; – (0.28) 9.63 5.34 199,271 0.50 3.57 143.3 2022 11.48&#9; 0.28&#9; (1.90)&#9; (1.62)&#9; (0.32)&#9; (0.12)&#9; (0.44)&#9; 9.42 (14.13) 187,023 0.49 2.76 146.8 2021 12.15&#9; 0.25&#9; (0.30)&#9; (0.05)&#9; (0.32)&#9; (0.30)&#9; (0.62)&#9; 11.48 (0.45) 236,382 0.47 2.12 150.8 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-6

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate CORE PLUS BOND ACCOUNT Class 1 shares 2025 $9.42 $0.45 $0.25 $0.70 ($0.41) $– ($0.41) $9.71 7.46% $246,054&#9; 0.49%&#9; 4.68%&#9; 170.0% 2024 9.63 0.41 (0.31) 0.10 (0.31) – (0.31) 9.42 0.90  204,623&#9; 0.49  4.25  177.7  2023 9.42 0.34 0.15 0.49 (0.28) – (0.28) 9.63 5.34  199,271&#9; 0.50  3.57  143.3  2022 11.48 0.28 (1.90) (1.62) (0.32) (0.12) (0.44) 9.42 (14.13)  187,023&#9; 0.49  2.76  146.8  2021 12.15 0.25 (0.30) (0.05) (0.32) (0.30) (0.62) 11.48 (0.45)  236,382&#9; 0.47  2.12  150.8  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-7

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED BALANCED ACCOUNT Class 1 shares 2025 $14.81&#9; $0.45&#9; $1.35 $1.80 ($0.50)&#9; ($1.84)&#9; ($2.34)&#9; $14.27 12.46% $34,570 0.06% 3.01% 19.0% 2024 14.21&#9; 0.37&#9; 1.03 1.40 (0.33)&#9; (0.47)&#9; (0.80)&#9; 14.81 9.86 34,312 0.05 2.51 12.6 2023 13.57&#9; 0.27&#9; 1.57 1.84 (0.29)&#9; (0.91)&#9; (1.20)&#9; 14.21 14.17 33,872 0.05 1.95 13.9 2022 18.11&#9; 0.28&#9; (2.96)&#9; (2.68)&#9; (0.40)&#9; (1.46)&#9; (1.86)&#9; 13.57 (14.85) 32,564 0.05 1.79 19.5 2021 17.58&#9; 0.36&#9; 1.55 1.91 (0.40)&#9; (0.98)&#9; (1.38)&#9; 18.11 11.06 41,982 0.05 2.00 14.3 Class 2 shares 2025 14.88&#9; 0.39&#9; 1.37 1.76 (0.45)&#9; (1.84)&#9; (2.29)&#9; 14.35 12.09 468,973 0.31 2.60 19.0 2024 14.26&#9; 0.32&#9; 1.05 1.37 (0.28)&#9; (0.47)&#9; (0.75)&#9; 14.88 9.67 585,489 0.30 2.14 12.6 2023 13.61&#9; 0.24&#9; 1.57 1.81 (0.25)&#9; (0.91)&#9; (1.16)&#9; 14.26 13.86 701,248 0.30 1.68 13.9 2022 18.15&#9; 0.24&#9; (2.97)&#9; (2.73)&#9; (0.35)&#9; (1.46)&#9; (1.81)&#9; 13.61 (15.10) 715,788 0.30 1.52 19.5 2021 17.61&#9; 0.31&#9; 1.57 1.88 (0.36)&#9; (0.98)&#9; (1.34)&#9; 18.15 10.83 962,935 0.30 1.72 14.3 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-8

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED BALANCED ACCOUNT Class 1 shares 2025 $14.81 $0.45 $1.35 $1.80 ($0.50) ($1.84) ($2.34) $14.27 12.46% $34,570&#9; 0.06%&#9; 3.01%&#9; 19.0% 2024 14.21 0.37 1.03 1.40 (0.33) (0.47) (0.80) 14.81 9.86  34,312&#9; 0.05  2.51  12.6  2023 13.57 0.27 1.57 1.84 (0.29) (0.91) (1.20) 14.21 14.17  33,872&#9; 0.05  1.95  13.9  2022 18.11 0.28 (2.96) (2.68) (0.40) (1.46) (1.86) 13.57 (14.85)  32,564&#9; 0.05  1.79  19.5  2021 17.58 0.36 1.55 1.91 (0.40) (0.98) (1.38) 18.11 11.06  41,982&#9; 0.05  2.00  14.3  Class 2 shares 2025 14.88 0.39 1.37 1.76 (0.45) (1.84) (2.29) 14.35 12.09  468,973&#9; 0.31  2.60  19.0  2024 14.26 0.32 1.05 1.37 (0.28) (0.47) (0.75) 14.88 9.67  585,489&#9; 0.30  2.14  12.6  2023 13.61 0.24 1.57 1.81 (0.25) (0.91) (1.16) 14.26 13.86  701,248&#9; 0.30  1.68  13.9  2022 18.15 0.24 (2.97) (2.73) (0.35) (1.46) (1.81) 13.61 (15.10)  715,788&#9; 0.30  1.52  19.5  2021 17.61 0.31 1.57 1.88 (0.36) (0.98) (1.34) 18.15 10.83  962,935&#9; 0.30  1.72  14.3  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-9

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED BALANCED ADAPTIVE ALLOCATION ACCOUNT Class 2 shares 2025 &#9; &#9;&#9; $12.30&#9; &#9;&#9; $0.32&#9; $0.52 $0.84 ($0.31)&#9; ($0.89)&#9; ($1.20)&#9; $11.94 7.00% $216,884 0.38% 2.67% 41.2% 2024 11.66&#9; 0.26&#9; 0.73 0.99 (0.20)&#9; (0.15)&#9; (0.35)&#9; 12.30 8.54 234,904 0.38 2.17 32.7 2023 10.53&#9; 0.19&#9; 1.18 1.37 (0.15)&#9; (0.09)&#9; (0.24)&#9; 11.66 13.08 241,311 0.38 1.76 35.7 2022 13.27&#9; 0.16&#9; (1.99)&#9; (1.83)&#9; (0.20)&#9; (0.71)&#9; (0.91)&#9; 10.53 (13.79) 207,220 0.38 1.40 104.9 2021 12.40&#9; 0.22&#9; 1.02 1.24 (0.17)&#9; (0.20)&#9; (0.37)&#9; 13.27 10.08 229,787 0.38 1.67 47.6 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-10

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED BALANCED ADAPTIVE ALLOCATION ACCOUNT Class 2 shares 2025 $12.30 $0.32 $0.52 $0.84 ($0.31) ($0.89) ($1.20) $11.94 7.00% $216,884&#9; 0.38%&#9; 2.67%&#9; 41.2% 2024 11.66 0.26 0.73 0.99 (0.20) (0.15) (0.35) 12.30 8.54  234,904&#9; 0.38  2.17  32.7  2023 10.53 0.19 1.18 1.37 (0.15) (0.09) (0.24) 11.66 13.08  241,311&#9; 0.38  1.76  35.7  2022 13.27 0.16 (1.99) (1.83) (0.20) (0.71) (0.91) 10.53 (13.79)  207,220&#9; 0.38  1.40  104.9  2021 12.40 0.22 1.02 1.24 (0.17) (0.20) (0.37) 13.27 10.08  229,787&#9; 0.38  1.67  47.6  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-11

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED GROWTH ACCOUNT Class 2 shares 2025 $18.51&#9; $0.41&#9; $2.06 $2.47 ($0.55)&#9; ($3.27)&#9; ($3.82)&#9; $17.16 13.86% $1,852,824 0.30% 2.24% 19.8% 2024 17.35&#9; 0.35&#9; 1.77 2.12 (0.35)&#9; (0.61)&#9; (0.96)&#9; 18.51 12.26 2,382,875 0.30 1.90 13.2 2023 16.20&#9; 0.27&#9; 2.32 2.59 (0.29)&#9; (1.15)&#9; (1.44)&#9; 17.35 16.60 3,076,955 0.30 1.59 13.7 2022 21.68&#9; 0.27&#9; (3.66)&#9; (3.39)&#9; (0.40)&#9; (1.69)&#9; (2.09)&#9; 16.20 (15.70) 3,045,729 0.30 1.47 20.1 2021 20.15&#9; 0.37&#9; 2.56 2.93 (0.38)&#9; (1.02)&#9; (1.40)&#9; 21.68 14.79 3,974,179 0.30 1.74 14.7 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-12

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED GROWTH ACCOUNT Class 2 shares 2025 $18.51 $0.41 $2.06 $2.47 ($0.55) ($3.27) ($3.82) $17.16 13.86% $1,852,824&#9; 0.30%&#9; 2.24%&#9; 19.8% 2024 17.35 0.35 1.77 2.12 (0.35) (0.61) (0.96) 18.51 12.26  2,382,875&#9; 0.30  1.90  13.2  2023 16.20 0.27 2.32 2.59 (0.29) (1.15) (1.44) 17.35 16.60  3,076,955&#9; 0.30  1.59  13.7  2022 21.68 0.27 (3.66) (3.39) (0.40) (1.69) (2.09) 16.20 (15.70)  3,045,729&#9; 0.30  1.47  20.1  2021 20.15 0.37 2.56 2.93 (0.38) (1.02) (1.40) 21.68 14.79  3,974,179&#9; 0.30  1.74  14.7  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-13

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED GROWTH ADAPTIVE ALLOCATION ACCOUNT Class 2 shares 2025 &#9; &#9;&#9; $13.35&#9; $0.31&#9; $0.64 $0.95 ($0.30)&#9; ($0.95)&#9; ($1.25)&#9; $13.05 7.31% $1,453,120 0.37% 2.34% 44.4% 2024 12.42&#9; 0.27&#9; 1.08 1.35 (0.19)&#9; (0.23)&#9; (0.42)&#9; 13.35 10.88 1,548,784 0.37 2.08 38.9 2023 11.07&#9; 0.20&#9; 1.47 1.67 (0.14)&#9; (0.18)&#9; (0.32)&#9; 12.42 15.33 1,440,339 0.37 1.68 38.6 2022 14.07&#9; 0.17&#9; (2.12)&#9; (1.95)&#9; (0.20)&#9; (0.85)&#9; (1.05)&#9; 11.07 (13.82) 1,196,821 0.37 1.36 101.8 2021 12.68&#9; 0.23&#9; 1.52 1.75 (0.16)&#9; (0.20)&#9; (0.36)&#9; 14.07 13.89 1,277,128 0.37 1.69 57.4 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-14

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED GROWTH ADAPTIVE ALLOCATION ACCOUNT Class 2 shares 2025 $13.35 $0.31 $0.64 $0.95 ($0.30) ($0.95) ($1.25) $13.05 7.31% $1,453,120&#9; 0.37%&#9; 2.34%&#9; 44.4% 2024 12.42 0.27 1.08 1.35 (0.19) (0.23) (0.42) 13.35 10.88  1,548,784&#9; 0.37  2.08  38.9  2023 11.07 0.20 1.47 1.67 (0.14) (0.18) (0.32) 12.42 15.33  1,440,339&#9; 0.37  1.68  38.6  2022 14.07 0.17 (2.12) (1.95) (0.20) (0.85) (1.05) 11.07 (13.82)  1,196,821&#9; 0.37  1.36  101.8  2021 12.68 0.23 1.52 1.75 (0.16) (0.20) (0.36) 14.07 13.89  1,277,128&#9; 0.37  1.69  57.4  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-15

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED INCOME ACCOUNT Class 2 shares 2025 $12.93&#9; $0.39&#9; $0.94 $1.33 ($0.41)&#9; ($0.70)&#9; ($1.11)&#9; $13.15 10.38% $180,099 0.31% –% 2.96% 20.6% 2024 12.57&#9; 0.30&#9; 0.60 0.90 (0.26)&#9; (0.28)&#9; (0.54)&#9; 12.93 7.11 214,228 0.31 – 2.35 20.5 2023 12.00&#9; 0.22&#9; 1.08 1.30 (0.22)&#9; (0.51)&#9; (0.73)&#9; 12.57 11.20 246,966 0.31 – 1.80 15.8 2022 15.21&#9; 0.21&#9; (2.41)&#9; (2.20)&#9; (0.29)&#9; (0.72)&#9; (1.01)&#9; 12.00 (14.54) 254,300 0.30 – 1.58 23.5 2021 14.82&#9; 0.26&#9; 0.77 1.03 (0.29)&#9; (0.35)&#9; (0.64)&#9; 15.21 6.96 325,983 0.30 (c) 0.30 (d) 1.75 24.8 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Subject to Manager's voluntary expense limit. (d) Excludes expense reimbursement from Manager. B-16

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED INCOME ACCOUNT Class 2 shares 2025 $12.93 $0.39 $0.94 $1.33 ($0.41) ($0.70) ($1.11) $13.15 10.38% $180,099&#9; 0.31% –% 2.96%&#9; 20.6% 2024 12.57 0.30 0.60 0.90 (0.26) (0.28) (0.54) 12.93 7.11  214,228&#9; 0.31  –  2.35  20.5  2023 12.00 0.22 1.08 1.30 (0.22) (0.51) (0.73) 12.57 11.20  246,966&#9; 0.31  –  1.80  15.8  2022 15.21 0.21 (2.41) (2.20) (0.29) (0.72) (1.01) 12.00 (14.54)  254,300&#9; 0.30  –  1.58  23.5  2021 14.82 0.26 0.77 1.03 (0.29) (0.35) (0.64) 15.21 6.96  325,983&#9; 0.30 (c) 0.30 (d) 1.75  24.8  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Subject to Manager's voluntary expense limit. (d) Excludes expense reimbursement from Manager. B-17

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED INTERNATIONAL ACCOUNT Class 1 shares 2025 $15.73&#9; $0.31&#9; $4.71 $5.02 ($0.41)&#9; ($1.06)&#9; ($1.47)&#9; $19.28 32.36% $256,291 0.86% 1.74% 33.7% 2024 15.49&#9; 0.26&#9; 0.49 0.75 (0.51)&#9; – (0.51) 15.73 4.71 245,348 0.85 1.56 26.5 2023 13.36&#9; 0.25&#9; 2.07 2.32 (0.19)&#9; – (0.19) 15.49 17.45 256,075 0.93 1.75 36.5 2022 19.17&#9; 0.31&#9; (4.21)&#9; (3.90)&#9; (0.42)&#9; (1.49)&#9; (1.91)&#9; 13.36 (20.00) 236,721 0.92 2.02 46.9 2021 17.77&#9; 0.28&#9; 1.46 1.74 (0.25)&#9; (0.09)&#9; (0.34)&#9; 19.17 9.75 299,426 0.90 1.49 36.6 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-18

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED INTERNATIONAL ACCOUNT Class 1 shares 2025 $15.73 $0.31 $4.71 $5.02 ($0.41) ($1.06) ($1.47) $19.28 32.36% $256,291&#9; 0.86%&#9; 1.74%&#9; 33.7% 2024 15.49 0.26 0.49 0.75 (0.51) – (0.51) 15.73 4.71  245,348&#9; 0.85  1.56  26.5  2023 13.36 0.25 2.07 2.32 (0.19) – (0.19) 15.49 17.45  256,075&#9; 0.93  1.75  36.5  2022 19.17 0.31 (4.21) (3.90) (0.42) (1.49) (1.91) 13.36 (20.00)  236,721&#9; 0.92  2.02  46.9  2021 17.77 0.28 1.46 1.74 (0.25) (0.09) (0.34) 19.17 9.75  299,426&#9; 0.90  1.49  36.6  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-19

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate EQUITY INCOME ACCOUNT Class 1 shares 2025 $30.83&#9; $0.51&#9; $4.17 $4.68 ($0.60)&#9; ($3.15)&#9; ($3.75)&#9; $31.76 15.50% $590,661 0.48% 1.60% 12.7% 2024 27.51&#9; 0.56&#9; 3.69 4.25 (0.64)&#9; (0.29)&#9; (0.93)&#9; 30.83 15.50 615,060 0.48 1.88 20.3 2023 26.54&#9; 0.64&#9; 2.20 2.84 (0.58)&#9; (1.29)&#9; (1.87)&#9; 27.51 11.22 598,294 0.49 2.41 12.9 2022 34.25&#9; 0.59&#9; (4.25)&#9; (3.66)&#9; (0.60)&#9; (3.45)&#9; (4.05)&#9; 26.54 (10.50) 625,764 0.48 1.99 19.6 2021 28.54&#9; 0.55&#9; 5.82 6.37 (0.64)&#9; (0.02)&#9; (0.66)&#9; 34.25 22.47 701,625 0.47 1.73 9.6 Class 2 shares 2025 30.36&#9; 0.42&#9; 4.11 4.53 (0.53)&#9; (3.15)&#9; (3.68)&#9; 31.21 15.25 88,823 0.73 1.36 12.7 2024 27.11&#9; 0.48&#9; 3.63 4.11 (0.57)&#9; (0.29)&#9; (0.86)&#9; 30.36 15.23 73,952 0.73 1.63 20.3 2023 26.19&#9; 0.57&#9; 2.16 2.73 (0.52)&#9; (1.29)&#9; (1.81)&#9; 27.11 10.93 65,603 0.74 2.16 12.9 2022 33.87&#9; 0.51&#9; (4.20)&#9; (3.69)&#9; (0.54)&#9; (3.45)&#9; (3.99)&#9; 26.19 (10.72) 56,495 0.73 1.75 19.6 2021 28.26&#9; 0.47&#9; 5.75 6.22 (0.59)&#9; (0.02)&#9; (0.61)&#9; 33.87 22.15 53,723 0.72 1.48 9.6 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-20

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate EQUITY INCOME ACCOUNT Class 1 shares 2025 $30.83 $0.51 $4.17 $4.68 ($0.60) ($3.15) ($3.75) $31.76 15.50% $590,661&#9; 0.48%&#9; 1.60%&#9; 12.7% 2024 27.51 0.56 3.69 4.25 (0.64) (0.29) (0.93) 30.83 15.50  615,060&#9; 0.48  1.88  20.3  2023 26.54 0.64 2.20 2.84 (0.58) (1.29) (1.87) 27.51 11.22  598,294&#9; 0.49  2.41  12.9  2022 34.25 0.59 (4.25) (3.66) (0.60) (3.45) (4.05) 26.54 (10.50)  625,764&#9; 0.48  1.99  19.6  2021 28.54 0.55 5.82 6.37 (0.64) (0.02) (0.66) 34.25 22.47  701,625&#9; 0.47  1.73  9.6  Class 2 shares 2025 30.36 0.42 4.11 4.53 (0.53) (3.15) (3.68) 31.21 15.25  88,823&#9; 0.73  1.36  12.7  2024 27.11 0.48 3.63 4.11 (0.57) (0.29) (0.86) 30.36 15.23  73,952&#9; 0.73  1.63  20.3  2023 26.19 0.57 2.16 2.73 (0.52) (1.29) (1.81) 27.11 10.93  65,603&#9; 0.74  2.16  12.9  2022 33.87 0.51 (4.20) (3.69) (0.54) (3.45) (3.99) 26.19 (10.72)  56,495&#9; 0.73  1.75  19.6  2021 28.26 0.47 5.75 6.22 (0.59) (0.02) (0.61) 33.87 22.15  53,723&#9; 0.72  1.48  9.6  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-21

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate GLOBAL EMERGING MARKETS ACCOUNT Class 1 shares 2025 $15.33&#9; $0.22&#9; $5.48 $5.70 ($0.12)&#9; ($0.21)&#9; ($0.33)&#9; $20.70 37.27% $81,605 1.12% 1.23% 51.4% 2024 14.69&#9; 0.19&#9; 0.76 0.95 (0.31)&#9; – (0.31) 15.33 6.51 65,475 1.14 1.22 59.3 2023 13.39&#9; 0.21&#9; 1.45 1.66 (0.36)&#9; – (0.36) 14.69 12.53 67,407 1.16 (c) 1.50 33.0 2022 19.67&#9; 0.31&#9; (4.78)&#9; (4.47)&#9; (0.26)&#9; (1.55)&#9; (1.81)&#9; 13.39 (22.66) 68,015 1.10 (c) 1.98 34.5 2021 19.94&#9; 0.21&#9; (0.08)&#9; 0.13 (0.09)&#9; (0.31)&#9; (0.40)&#9; 19.67 0.58 90,815 1.18 (c) 1.01 35.7 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Subject to Manager's contractual expense limit. B-22

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate GLOBAL EMERGING MARKETS ACCOUNT Class 1 shares 2025 $15.33 $0.22 $5.48 $5.70 ($0.12) ($0.21) ($0.33) $20.70 37.27% $81,605&#9; 1.12% 1.23%&#9; 51.4% 2024 14.69 0.19 0.76 0.95 (0.31) – (0.31) 15.33 6.51  65,475&#9; 1.14  1.22  59.3  2023 13.39 0.21 1.45 1.66 (0.36) – (0.36) 14.69 12.53  67,407&#9; 1.16 (c) 1.50  33.0  2022 19.67 0.31 (4.78) (4.47) (0.26) (1.55) (1.81) 13.39 (22.66)  68,015&#9; 1.10 (c) 1.98  34.5  2021 19.94 0.21 (0.08) 0.13 (0.09) (0.31) (0.40) 19.67 0.58  90,815&#9; 1.18 (c) 1.01  35.7  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Subject to Manager's contractual expense limit. B-23

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate GOVERNMENT & HIGH QUALITY BOND ACCOUNT Class 1 shares 2025 $8.22&#9; $0.33&#9; $0.32 $0.65 ($0.31)&#9; ($0.31)&#9; $8.56 7.91% $107,117 0.50% 3.91% 240.0% 2024 8.42&#9; 0.28&#9; (0.22)&#9; 0.06 (0.26)&#9; (0.26)&#9; 8.22 0.62 111,374 0.52 3.33 249.9 2023 8.24&#9; 0.23&#9; 0.14 0.37 (0.19)&#9; (0.19)&#9; 8.42 4.64 121,708 0.53 2.82 173.6 2022 9.48&#9; 0.12&#9; (1.24)&#9; (1.12)&#9; (0.12)&#9; (0.12)&#9; 8.24 (11.81) 138,346 0.50 1.32 281.4 2021 9.83&#9; 0.04&#9; (0.17)&#9; (0.13)&#9; (0.22)&#9; (0.22)&#9; 9.48 (1.32) 197,777 0.50 0.40 360.7 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-24

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate GOVERNMENT & HIGH QUALITY BOND ACCOUNT Class 1 shares 2025 $8.22 $0.33 $0.32 $0.65 ($0.31) ($0.31) $8.56 7.91% $107,117&#9; 0.50%&#9; 3.91%&#9; 240.0% 2024 8.42 0.28 (0.22) 0.06 (0.26) (0.26) 8.22 0.62  111,374&#9; 0.52  3.33  249.9  2023 8.24 0.23 0.14 0.37 (0.19) (0.19) 8.42 4.64  121,708&#9; 0.53  2.82  173.6  2022 9.48 0.12 (1.24) (1.12) (0.12) (0.12) 8.24 (11.81)  138,346&#9; 0.50  1.32  281.4  2021 9.83 0.04 (0.17) (0.13) (0.22) (0.22) 9.48 (1.32)  197,777&#9; 0.50  0.40  360.7  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-25

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate LARGECAP GROWTH ACCOUNT I Class 1 shares 2025 $48.16&#9; ($0.08)&#9; $5.57 $5.49 ($7.97)&#9; ($7.97)&#9; $45.68 11.39% $617,414 0.67%(c) (0.16)% 50.7% 2024 40.42&#9; (0.04)&#9; 10.07 10.03 (2.29)&#9; (2.29)&#9; 48.16 25.14 645,210 0.67 (c) (0.10) 40.9 2023 30.22&#9; – 12.03 12.03 (1.83)&#9; (1.83)&#9; 40.42 40.34 580,072 0.69 (c) (0.01) 28.2 2022 52.48&#9; (0.06)&#9; (17.54)&#9; (17.60)&#9; (4.66)&#9; (4.66)&#9; 30.22 (34.16) 439,493 0.69 (c) (0.16) 28.1 2021 48.46&#9; (0.14)&#9; 10.65 10.51 (6.49)&#9; (6.49)&#9; 52.48 21.89 706,656 0.66 (c) (0.26) 22.1 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Subject to Manager's contractual expense limit. B-26

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate LARGECAP GROWTH ACCOUNT I Class 1 shares 2025 $48.16 ($0.08) $5.57 $5.49 ($7.97) ($7.97) $45.68 11.39% $617,414&#9; 0.67%(c)&#9; (0.16)%&#9; 50.7% 2024 40.42 (0.04) 10.07 10.03 (2.29) (2.29) 48.16 25.14  645,210&#9; 0.67 (c) (0.10)  40.9  2023 30.22 – 12.03 12.03 (1.83) (1.83) 40.42 40.34  580,072&#9; 0.69 (c) (0.01)  28.2  2022 52.48 (0.06) (17.54) (17.60) (4.66) (4.66) 30.22 (34.16)  439,493&#9; 0.69 (c) (0.16)  28.1  2021 48.46 (0.14) 10.65 10.51 (6.49) (6.49) 52.48 21.89  706,656&#9; 0.66 (c) (0.26)  22.1  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Subject to Manager's contractual expense limit. B-27

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate LARGECAP S&P 500 INDEX ACCOUNT Class 1 shares 2025 $25.09&#9; $0.28&#9; $3.92 $4.20 ($0.37)&#9; ($4.62)&#9; ($4.99)&#9; $24.30 17.62% $2,313,176 0.20% 1.11% 3.4% 2024 21.73&#9; 0.29&#9; 4.98 5.27 (0.37)&#9; (1.54)&#9; (1.91)&#9; 25.09 24.74 2,564,595 0.21 1.21 2.4 2023 18.24&#9; 0.30&#9; 4.36 4.66 (0.30)&#9; (0.87)&#9; (1.17)&#9; 21.73 25.97 2,735,181 0.21 1.49 2.3 2022 25.53&#9; 0.29&#9; (4.92)&#9; (4.63)&#9; (0.28)&#9; (2.38)&#9; (2.66)&#9; 18.24 (18.33) 2,516,267 0.24 1.34 9.0 2021 21.94&#9; 0.27&#9; 5.77 6.04 (0.35)&#9; (2.10)&#9; (2.45)&#9; 25.53 28.33 3,162,615 0.25 1.11 2.6 Class 2 shares 2025 24.54&#9; 0.21&#9; 3.83 4.04 (0.32)&#9; (4.62)&#9; (4.94)&#9; 23.64 17.31 76,978 0.45 0.86 3.4 2024 21.30&#9; 0.23&#9; 4.88 5.11 (0.33)&#9; (1.54)&#9; (1.87)&#9; 24.54 24.39 (c) 69,311 0.46 0.96 2.4 2023 17.91&#9; 0.25&#9; 4.26 4.51 (0.25)&#9; (0.87)&#9; (1.12)&#9; 21.30 25.68 (c) 52,310 0.46 1.24 2.3 2022 25.13&#9; 0.23&#9; (4.83)&#9; (4.60)&#9; (0.24)&#9; (2.38)&#9; (2.62)&#9; 17.91 (18.53) 42,034 0.49 1.10 9.0 2021 21.65&#9; 0.21&#9; 5.69 5.90 (0.32)&#9; (2.10)&#9; (2.42)&#9; 25.13 28.05 46,634 0.50 0.86 2.6 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. B-28

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate LARGECAP S&P 500 INDEX ACCOUNT Class 1 shares 2025 $25.09 $0.28 $3.92 $4.20 ($0.37) ($4.62) ($4.99) $24.30 17.62% $2,313,176&#9; 0.20%&#9; 1.11%&#9; 3.4% 2024 21.73 0.29 4.98 5.27 (0.37) (1.54) (1.91) 25.09 24.74  2,564,595&#9; 0.21  1.21  2.4  2023 18.24 0.30 4.36 4.66 (0.30) (0.87) (1.17) 21.73 25.97  2,735,181&#9; 0.21  1.49  2.3  2022 25.53 0.29 (4.92) (4.63) (0.28) (2.38) (2.66) 18.24 (18.33)  2,516,267&#9; 0.24  1.34  9.0  2021 21.94 0.27 5.77 6.04 (0.35) (2.10) (2.45) 25.53 28.33  3,162,615&#9; 0.25  1.11  2.6  Class 2 shares 2025 24.54 0.21 3.83 4.04 (0.32) (4.62) (4.94) 23.64 17.31  76,978&#9; 0.45  0.86  3.4  2024 21.30 0.23 4.88 5.11 (0.33) (1.54) (1.87) 24.54 24.39 (c) 69,311&#9; 0.46  0.96  2.4  2023 17.91 0.25 4.26 4.51 (0.25) (0.87) (1.12) 21.30 25.68 (c) 52,310&#9; 0.46  1.24  2.3  2022 25.13 0.23 (4.83) (4.60) (0.24) (2.38) (2.62) 17.91 (18.53)  42,034&#9; 0.49  1.10  9.0  2021 21.65 0.21 5.69 5.90 (0.32) (2.10) (2.42) 25.13 28.05  46,634&#9; 0.50  0.86  2.6  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. B-29

Financial Highlights
Principal Variable Contracts Funds, Inc.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP ACCOUNT								
Class 1 shares								
2025	$69.22	$0.09	$1.73	$1.82	($0.19)	($8.80)	($8.99)	$62.05
2024	63.02	0.21	12.30	12.51	(0.17)	(6.14)	(6.31)	69.22
2023	51.25	0.17	13.04	13.21	–	(1.44)	(1.44)	63.02
2022	74.76	0.11	(17.16)	(17.05)	(0.11)	(6.35)	(6.46)	51.25
2021	63.69	–	15.93	15.93	(0.09)	(4.77)	(4.86)	74.76
Class 2 shares								
2025	67.94	(0.08)	1.70	1.62	(0.03)	(8.80)	(8.83)	60.73
2024	61.99	0.05	12.08	12.13	(0.04)	(6.14)	(6.18)	67.94
2023	50.56	0.04	12.83	12.87	–	(1.44)	(1.44)	61.99
2022	73.89	(0.03)	(16.95)	(16.98)	–	(6.35)	(6.35)	50.56
2021	63.08	(0.18)	15.76	15.58	–	(4.77)	(4.77)	73.89

B-30

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate MIDCAP ACCOUNT Class 1 shares 2025 $69.22&#9; $0.09 $1.73 $1.82 ($0.19)&#9; ($8.80)&#9; ($8.99)&#9; $62.05 1.78% $533,589 0.53% 0.13% 14.8% 2024 63.02&#9; 0.21 12.30 12.51 (0.17)&#9; (6.14)&#9; (6.31)&#9; 69.22 20.27 (c) 645,646 0.53 0.31 20.8 2023 51.25&#9; 0.17 13.04 13.21 – (1.44) (1.44)&#9; 63.02 26.08 (c) 573,406 0.55 0.30 8.8 2022 74.76&#9; 0.11 (17.16)&#9; (17.05)&#9; (0.11)&#9; (6.35)&#9; (6.46)&#9; 51.25 (22.98) 554,971 0.54 0.19 15.1 2021 63.69&#9; – 15.93 15.93 (0.09)&#9; (4.77)&#9; (4.86)&#9; 74.76 25.53 711,126 0.53 (0.01) 17.1 Class 2 shares 2025 67.94&#9; (0.08)&#9; 1.70 1.62 (0.03)&#9; (8.80)&#9; (8.83)&#9; 60.73 1.52 48,474 0.78 (0.12) 14.8 2024 61.99&#9; 0.05 12.08 12.13 (0.04)&#9; (6.14)&#9; (6.18)&#9; 67.94 19.98 48,746 0.78 0.07 20.8 2023 50.56&#9; 0.04 12.83 12.87 – (1.44) (1.44)&#9; 61.99 25.74 41,324 0.80 0.07 8.8 2022 73.89&#9; (0.03)&#9; (16.95)&#9; (16.98)&#9; – (6.35) (6.35)&#9; 50.56 (23.16) 32,800 0.79 (0.05) 15.1 2021 63.08&#9; (0.18)&#9; 15.76 15.58 – (4.77) (4.77)&#9; 73.89 25.20 38,773 0.78 (0.26) 17.1 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. B-30

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate MIDCAP ACCOUNT Class 1 shares 2025 $69.22 $0.09 $1.73 $1.82 ($0.19) ($8.80) ($8.99) $62.05 1.78% $533,589&#9; 0.53%&#9; 0.13% 14.8% 2024 63.02 0.21 12.30 12.51 (0.17) (6.14) (6.31) 69.22 20.27 (c) 645,646&#9; 0.53  0.31  20.8  2023 51.25 0.17 13.04 13.21 – (1.44) (1.44) 63.02 26.08 (c) 573,406&#9; 0.55  0.30  8.8  2022 74.76 0.11 (17.16) (17.05) (0.11) (6.35) (6.46) 51.25 (22.98)  554,971&#9; 0.54  0.19  15.1  2021 63.69 – 15.93 15.93 (0.09) (4.77) (4.86) 74.76 25.53  711,126&#9; 0.53  (0.01)  17.1  Class 2 shares 2025 67.94 (0.08) 1.70 1.62 (0.03) (8.80) (8.83) 60.73 1.52  48,474&#9; 0.78  (0.12)  14.8  2024 61.99 0.05 12.08 12.13 (0.04) (6.14) (6.18) 67.94 19.98  48,746&#9; 0.78  0.07  20.8  2023 50.56 0.04 12.83 12.87 – (1.44) (1.44) 61.99 25.74  41,324&#9; 0.80  0.07  8.8  2022 73.89 (0.03) (16.95) (16.98) – (6.35) (6.35) 50.56 (23.16)  32,800&#9; 0.79  (0.05)  15.1  2021 63.08 (0.18) 15.76 15.58 – (4.77) (4.77) 73.89 25.20  38,773&#9; 0.78  (0.26)  17.1  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. B-31

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL CAPITAL APPRECIATION ACCOUNT Class 1 shares 2025 &#9; &#9;&#9; $42.72&#9; $0.16&#9; $5.53 $5.69 ($0.23)&#9; ($3.51)&#9; ($3.74)&#9; $44.67 13.52% $148,787 0.63% 0.37% 58.0% 2024 35.30&#9; 0.23&#9; 8.81 9.04 (0.31)&#9; (1.31)&#9; (1.62)&#9; 42.72 25.85 144,682 0.63 0.58 44.9 2023 30.36&#9; 0.30&#9; 7.12 7.42 (0.28)&#9; (2.20)&#9; (2.48)&#9; 35.30 25.15 134,161 0.65 0.90 49.6 2022 41.87&#9; 0.30&#9; (7.16)&#9; (6.86)&#9; (0.29)&#9; (4.36)&#9; (4.65)&#9; 30.36 (16.42) 121,010 0.63 0.85 53.1 2021 34.30&#9; 0.28&#9; 9.13 9.41 (0.33)&#9; (1.51)&#9; (1.84)&#9; 41.87 27.82 163,159 0.63 0.73 30.6 Class 2 shares 2025 41.74&#9; 0.05&#9; 5.38 5.43 (0.15)&#9; (3.51)&#9; (3.66)&#9; 43.51 13.22 97,439 0.88 0.12 58.0 2024 34.55&#9; 0.13&#9; 8.61 8.74 (0.24)&#9; (1.31)&#9; (1.55)&#9; 41.74 25.54 76,918 0.88 0.32 44.9 2023 29.78&#9; 0.21&#9; 6.98 7.19 (0.22)&#9; (2.20)&#9; (2.42)&#9; 34.55 24.85 49,164 0.90 0.66 49.6 2022 41.19&#9; 0.21&#9; (7.04)&#9; (6.83)&#9; (0.22)&#9; (4.36)&#9; (4.58)&#9; 29.78 (16.62) 33,069 0.88 0.63 53.1 2021 33.81&#9; 0.18&#9; 8.99 9.17 (0.28)&#9; (1.51)&#9; (1.79)&#9; 41.19 27.50 31,088 0.88 0.47 30.6 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-32

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL CAPITAL APPRECIATION ACCOUNT Class 1 shares 2025 $42.72 $0.16 $5.53 $5.69 ($0.23) ($3.51) ($3.74) $44.67 13.52% $148,787&#9; 0.63%&#9; 0.37%&#9; 58.0% 2024 35.30 0.23 8.81 9.04 (0.31) (1.31) (1.62) 42.72 25.85  144,682&#9; 0.63  0.58  44.9  2023 30.36 0.30 7.12 7.42 (0.28) (2.20) (2.48) 35.30 25.15  134,161&#9; 0.65  0.90  49.6  2022 41.87 0.30 (7.16) (6.86) (0.29) (4.36) (4.65) 30.36 (16.42)  121,010&#9; 0.63  0.85  53.1  2021 34.30 0.28 9.13 9.41 (0.33) (1.51) (1.84) 41.87 27.82  163,159&#9; 0.63  0.73  30.6  Class 2 shares 2025 41.74 0.05 5.38 5.43 (0.15) (3.51) (3.66) 43.51 13.22  97,439&#9; 0.88  0.12  58.0  2024 34.55 0.13 8.61 8.74 (0.24) (1.31) (1.55) 41.74 25.54  76,918&#9; 0.88  0.32  44.9  2023 29.78 0.21 6.98 7.19 (0.22) (2.20) (2.42) 34.55 24.85  49,164&#9; 0.90  0.66  49.6  2022 41.19 0.21 (7.04) (6.83) (0.22) (4.36) (4.58) 29.78 (16.62)  33,069&#9; 0.88  0.63  53.1  2021 33.81 0.18 8.99 9.17 (0.28) (1.51) (1.79) 41.19 27.50  31,088&#9; 0.88  0.47  30.6  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-33

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2020 ACCOUNT Class 1 shares 2025 $12.89&#9; $0.43&#9; $1.02 $1.45 ($0.41)&#9; ($0.56)&#9; ($0.97)&#9; $13.37 11.33% $139,572 0.01% 3.23% 38.1% 2024 12.50&#9; 0.37&#9; 0.56 0.93 (0.38)&#9; (0.16)&#9; (0.54)&#9; 12.89 7.43 145,432 0.01 2.84 38.8 2023 11.62&#9; 0.34&#9; 1.06 1.40 (0.33)&#9; (0.19)&#9; (0.52)&#9; 12.50 12.26 152,073 0.02 2.80 14.0 2022 15.19&#9; 0.30&#9; (2.47)&#9; (2.17)&#9; (0.45)&#9; (0.95)&#9; (1.40)&#9; 11.62 (14.38) 151,551 0.01 2.32 25.4 2021 14.99&#9; 0.42&#9; 0.94 1.36 (0.26)&#9; (0.90)&#9; (1.16)&#9; 15.19 9.17 196,334 0.00 2.72 23.3 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-34

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2020 ACCOUNT Class 1 shares 2025 $12.89 $0.43 $1.02 $1.45 ($0.41) ($0.56) ($0.97) $13.37 11.33% $139,572&#9; 0.01%&#9; 3.23%&#9; 38.1% 2024 12.50 0.37 0.56 0.93 (0.38) (0.16) (0.54) 12.89 7.43  145,432&#9; 0.01  2.84  38.8  2023 11.62 0.34 1.06 1.40 (0.33) (0.19) (0.52) 12.50 12.26  152,073&#9; 0.02  2.80  14.0  2022 15.19 0.30 (2.47) (2.17) (0.45) (0.95) (1.40) 11.62 (14.38)  151,551&#9; 0.01  2.32  25.4  2021 14.99 0.42 0.94 1.36 (0.26) (0.90) (1.16) 15.19 9.17  196,334&#9; 0.00  2.72  23.3  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-35

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2030 ACCOUNT Class 1 shares 2025 $13.68&#9; $0.42&#9; $1.37 $1.79 ($0.34)&#9; ($0.69)&#9; ($1.03)&#9; $14.44 13.21% $332,246 0.01% 2.98% 43.1% 2024 12.95&#9; 0.34&#9; 0.83 1.17 (0.30)&#9; (0.14)&#9; (0.44)&#9; 13.68 9.05 296,715 0.00 2.52 51.1 2023 11.70&#9; 0.31&#9; 1.42 1.73 (0.22)&#9; (0.26)&#9; (0.48)&#9; 12.95 15.09 276,060 0.01 2.55 14.2 2022 15.60&#9; 0.25&#9; (2.87)&#9; (2.62)&#9; (0.38)&#9; (0.90)&#9; (1.28)&#9; 11.70 (16.84) 227,664 0.00 1.89 25.6 2021 14.51&#9; 0.43&#9; 1.41 1.84 (0.21)&#9; (0.54)&#9; (0.75)&#9; 15.60 12.79 262,864 0.00 2.78 26.8 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-36

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2030 ACCOUNT Class 1 shares 2025 $13.68 $0.42 $1.37 $1.79 ($0.34) ($0.69) ($1.03) $14.44 13.21% $332,246&#9; 0.01%&#9; 2.98%&#9; 43.1% 2024 12.95 0.34 0.83 1.17 (0.30) (0.14) (0.44) 13.68 9.05  296,715&#9; 0.00  2.52  51.1  2023 11.70 0.31 1.42 1.73 (0.22) (0.26) (0.48) 12.95 15.09  276,060&#9; 0.01  2.55  14.2  2022 15.60 0.25 (2.87) (2.62) (0.38) (0.90) (1.28) 11.70 (16.84)  227,664&#9; 0.00  1.89  25.6  2021 14.51 0.43 1.41 1.84 (0.21) (0.54) (0.75) 15.60 12.79  262,864&#9; 0.00  2.78  26.8  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-37

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2040 ACCOUNT Class 1 shares 2025 $17.97&#9; $0.50&#9; $2.27 $2.77 ($0.31)&#9; ($1.00)&#9; ($1.31)&#9; $19.43 15.57% $229,305 0.01% 2.64% 46.7% 2024 16.60&#9; 0.36&#9; 1.56 1.92 (0.31)&#9; (0.24)&#9; (0.55)&#9; 17.97 11.55 175,508 0.01 2.02 42.5 2023 14.59&#9; 0.34&#9; 2.28 2.62 (0.21)&#9; (0.40)&#9; (0.61)&#9; 16.60 18.27 150,890 0.02 2.17 21.2 2022 19.94&#9; 0.25&#9; (3.85)&#9; (3.60)&#9; (0.55)&#9; (1.20)&#9; (1.75)&#9; 14.59 (18.10) 118,055 0.01 1.52 25.2 2021 18.09&#9; 0.62&#9; 2.13 2.75 (0.25)&#9; (0.65)&#9; (0.90)&#9; 19.94 15.29 134,172 0.01 3.18 19.9 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-38

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2040 ACCOUNT Class 1 shares 2025 $17.97 $0.50 $2.27 $2.77 ($0.31) ($1.00) ($1.31) $19.43 15.57% $229,305&#9; 0.01%&#9; 2.64%&#9; 46.7% 2024 16.60 0.36 1.56 1.92 (0.31) (0.24) (0.55) 17.97 11.55  175,508&#9; 0.01  2.02  42.5  2023 14.59 0.34 2.28 2.62 (0.21) (0.40) (0.61) 16.60 18.27  150,890&#9; 0.02  2.17  21.2  2022 19.94 0.25 (3.85) (3.60) (0.55) (1.20) (1.75) 14.59 (18.10)  118,055&#9; 0.01  1.52  25.2  2021 18.09 0.62 2.13 2.75 (0.25) (0.65) (0.90) 19.94 15.29  134,172&#9; 0.01  3.18  19.9  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-39

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2050 ACCOUNT Class 1 shares 2025 $17.73&#9; $0.43&#9; $2.63 $3.06 ($0.26)&#9; ($1.24)&#9; ($1.50)&#9; $19.29 17.50% $100,536 0.02% 2.29% 57.6% 2024 16.11&#9; 0.28&#9; 1.85 2.13 (0.25)&#9; (0.26)&#9; (0.51)&#9; 17.73 13.29 82,359 0.01 1.59 45.5 2023 13.96&#9; 0.28&#9; 2.52 2.80 (0.18)&#9; (0.47)&#9; (0.65)&#9; 16.11 20.38 70,704 0.03 1.83 24.8 2022 19.60&#9; 0.20&#9; (3.88)&#9; (3.68)&#9; (0.59)&#9; (1.37)&#9; (1.96)&#9; 13.96 (18.81) 56,830 0.01 1.22 33.0 2021 17.47&#9; 0.64&#9; 2.32 2.96 (0.22)&#9; (0.61)&#9; (0.83)&#9; 19.60 17.02 68,527 0.01 3.37 28.1 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-40

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2050 ACCOUNT Class 1 shares 2025 $17.73 $0.43 $2.63 $3.06 ($0.26) ($1.24) ($1.50) $19.29 17.50% $100,536&#9; 0.02%&#9; 2.29%&#9; 57.6% 2024 16.11 0.28 1.85 2.13 (0.25) (0.26) (0.51) 17.73 13.29  82,359&#9; 0.01  1.59  45.5  2023 13.96 0.28 2.52 2.80 (0.18) (0.47) (0.65) 16.11 20.38  70,704&#9; 0.03  1.83  24.8  2022 19.60 0.20 (3.88) (3.68) (0.59) (1.37) (1.96) 13.96 (18.81)  56,830&#9; 0.01  1.22  33.0  2021 17.47 0.64 2.32 2.96 (0.22) (0.61) (0.83) 19.60 17.02  68,527&#9; 0.01  3.37  28.1  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-41

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2060 ACCOUNT Class 1 shares 2025 $17.28&#9; $0.44&#9; $2.58 $3.02 ($0.23)&#9; ($1.02)&#9; ($1.25)&#9; $19.05 17.68% $40,419 0.04% 2.39% 60.6% 2024 15.67&#9; 0.29&#9; 1.78 2.07 (0.22)&#9; (0.24)&#9; (0.46)&#9; 17.28 13.28 29,544 0.03 1.71 43.1 2023 13.56&#9; 0.28&#9; 2.42 2.70 (0.16)&#9; (0.43)&#9; (0.59)&#9; 15.67 20.28 21,432 0.09 1.94 21.1 2022 18.81&#9; 0.19&#9; (3.71)&#9; (3.52)&#9; (0.52)&#9; (1.21)&#9; (1.73)&#9; 13.56 (18.78) 15,131 0.04 (c) 1.21 36.5 2021 16.49&#9; 0.61&#9; 2.33 2.94 (0.18)&#9; (0.44)&#9; (0.62)&#9; 18.81 17.96 17,280 0.03 (c) 3.38 25.3 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Subject to Manager's contractual expense limit. B-42

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2060 ACCOUNT Class 1 shares 2025 $17.28 $0.44 $2.58 $3.02 ($0.23) ($1.02) ($1.25) $19.05 17.68% $40,419&#9; 0.04% 2.39%&#9; 60.6% 2024 15.67 0.29 1.78 2.07 (0.22) (0.24) (0.46) 17.28 13.28  29,544&#9; 0.03  1.71  43.1  2023 13.56 0.28 2.42 2.70 (0.16) (0.43) (0.59) 15.67 20.28  21,432&#9; 0.09  1.94  21.1  2022 18.81 0.19 (3.71) (3.52) (0.52) (1.21) (1.73) 13.56 (18.78)  15,131&#9; 0.04 (c) 1.21  36.5  2021 16.49 0.61 2.33 2.94 (0.18) (0.44) (0.62) 18.81 17.96  17,280&#9; 0.03 (c) 3.38  25.3  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Subject to Manager's contractual expense limit. B-43

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT Class 1 shares 2025 &#9; &#9;&#9; $11.44&#9; &#9;&#9; $0.40&#9; $0.79 $1.19 ($0.37)&#9; ($0.32)&#9; ($0.69)&#9; $11.94 10.45% $54,550 0.03% 3.40% 38.6% 2024 11.03&#9; 0.35&#9; 0.39 0.74 (0.31)&#9; (0.02)&#9; (0.33)&#9; 11.44 6.71 53,521 0.02 3.04 42.4 2023 10.12&#9; 0.33&#9; 0.76 1.09 (0.13)&#9; (0.05)&#9; (0.18)&#9; 11.03 10.79 55,858 0.05 3.15 15.3 2022 12.62&#9; 0.28&#9; (1.93)&#9; (1.65)&#9; (0.37)&#9; (0.48)&#9; (0.85)&#9; 10.12 (13.09) 24,133 0.03 2.50 37.6 2021 12.84&#9; 0.37&#9; 0.21 0.58 (0.25)&#9; (0.55)&#9; (0.80)&#9; 12.62 4.53 30,129 0.02 2.85 35.6 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-44

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT Class 1 shares 2025 $11.44 $0.40 $0.79 $1.19 ($0.37) ($0.32) ($0.69) $11.94 10.45% $54,550&#9; 0.03%&#9; 3.40%&#9; 38.6% 2024 11.03 0.35 0.39 0.74 (0.31) (0.02) (0.33) 11.44 6.71  53,521&#9; 0.02  3.04  42.4  2023 10.12 0.33 0.76 1.09 (0.13) (0.05) (0.18) 11.03 10.79  55,858&#9; 0.05  3.15  15.3  2022 12.62 0.28 (1.93) (1.65) (0.37) (0.48) (0.85) 10.12 (13.09)  24,133&#9; 0.03  2.50  37.6  2021 12.84 0.37 0.21 0.58 (0.25) (0.55) (0.80) 12.62 4.53  30,129&#9; 0.02  2.85  35.6  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-45

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate REAL ESTATE SECURITIES ACCOUNT Class 1 shares 2025 $18.18&#9; $0.44&#9; ($0.19)&#9; $0.25 ($0.29)&#9; ($0.66)&#9; ($0.95)&#9; $17.48 1.24% $152,571 0.78% 2.42% 20.8% 2024 18.12&#9; 0.42&#9; 0.67 1.09 (0.45)&#9; (0.58)&#9; (1.03)&#9; 18.18 5.59 155,499 0.79 2.31 38.8 2023 16.97&#9; 0.44&#9; 1.71 2.15 (0.35)&#9; (0.65)&#9; (1.00)&#9; 18.12 13.33 143,715 0.80 2.57 16.2 2022 24.82&#9; 0.32&#9; (6.46)&#9; (6.14)&#9; (0.26)&#9; (1.45)&#9; (1.71)&#9; 16.97 (25.41) 124,969 0.79 1.59 18.5 2021 19.11&#9; 0.28&#9; 7.26 7.54 (0.33)&#9; (1.50)&#9; (1.83)&#9; 24.82 40.44 174,922 0.82 1.25 23.1 Class 2 shares 2025 18.22&#9; 0.40&#9; (0.20)&#9; 0.20 (0.29)&#9; (0.66)&#9; (0.95)&#9; 17.47 0.92 95,544 1.03 2.16 20.8 2024 18.15&#9; 0.71&#9; 0.35 1.06 (0.41)&#9; (0.58)&#9; (0.99)&#9; 18.22 5.41 99,850 1.04 3.88 38.8 2023 17.00&#9; 0.40&#9; 1.71 2.11 (0.31)&#9; (0.65)&#9; (0.96)&#9; 18.15 13.01 10,644 1.05 2.33 16.2 2022 24.86&#9; 0.28&#9; (6.47)&#9; (6.19)&#9; (0.22)&#9; (1.45)&#9; (1.67)&#9; 17.00 (25.58) 9,358 1.04 1.38 18.5 2021 19.16&#9; 0.23&#9; 7.26 7.49 (0.29)&#9; (1.50)&#9; (1.79)&#9; 24.86 40.04 11,650 1.07 1.02 23.1 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-46

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate REAL ESTATE SECURITIES ACCOUNT Class 1 shares 2025 $18.18 $0.44 ($0.19) $0.25 ($0.29) ($0.66) ($0.95) $17.48 1.24% $152,571&#9; 0.78%&#9; 2.42%&#9; 20.8% 2024 18.12 0.42 0.67 1.09 (0.45) (0.58) (1.03) 18.18 5.59  155,499&#9; 0.79  2.31  38.8  2023 16.97 0.44 1.71 2.15 (0.35) (0.65) (1.00) 18.12 13.33  143,715&#9; 0.80  2.57  16.2  2022 24.82 0.32 (6.46) (6.14) (0.26) (1.45) (1.71) 16.97 (25.41)  124,969&#9; 0.79  1.59  18.5  2021 19.11 0.28 7.26 7.54 (0.33) (1.50) (1.83) 24.82 40.44  174,922&#9; 0.82  1.25  23.1  Class 2 shares 2025 18.22 0.40 (0.20) 0.20 (0.29) (0.66) (0.95) 17.47 0.92  95,544&#9; 1.03  2.16  20.8  2024 18.15 0.71 0.35 1.06 (0.41) (0.58) (0.99) 18.22 5.41  99,850&#9; 1.04  3.88  38.8  2023 17.00 0.40 1.71 2.11 (0.31) (0.65) (0.96) 18.15 13.01  10,644&#9; 1.05  2.33  16.2  2022 24.86 0.28 (6.47) (6.19) (0.22) (1.45) (1.67) 17.00 (25.58)  9,358&#9; 1.04  1.38  18.5  2021 19.16 0.23 7.26 7.49 (0.29) (1.50) (1.79) 24.86 40.04  11,650&#9; 1.07  1.02  23.1  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-47

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM BALANCED PORTFOLIO Class 1 shares 2025 $15.20&#9; $0.38&#9; $1.71 $2.09 ($0.39)&#9; ($1.20)&#9; ($1.59)&#9; $15.70 14.00% $410,491 0.23% 2.41% 48.2% 2024 13.77&#9; 0.33&#9; 1.41 1.74 (0.31)&#9; – (0.31) 15.20 12.62 435,292 0.23 2.21 19.4 2023 12.71&#9; 0.28&#9; 1.69 1.97 (0.33)&#9; (0.58)&#9; (0.91)&#9; 13.77 16.00 449,622 0.24 2.09 26.7 2022 18.11&#9; 0.33&#9; (3.23)&#9; (2.90)&#9; (0.38)&#9; (2.12)&#9; (2.50)&#9; 12.71 (16.15) 438,565 0.23 2.17 43.2 2021 16.51&#9; 0.35&#9; 1.91 2.26 (0.28)&#9; (0.38)&#9; (0.66)&#9; 18.11 13.74 588,703 0.23 2.00 38.9 Class 2 shares 2025 14.92&#9; 0.34&#9; 1.66 2.00 (0.35)&#9; (1.20)&#9; (1.55)&#9; 15.37 13.65 150,926 0.48 2.20 48.2 2024 13.52&#9; 0.29&#9; 1.38 1.67 (0.27)&#9; – (0.27) 14.92 12.38 149,715 0.48 2.01 19.4 2023 12.50&#9; 0.24&#9; 1.65 1.89 (0.29)&#9; (0.58)&#9; (0.87)&#9; 13.52 15.65 140,962 0.49 1.87 26.7 2022 17.84&#9; 0.29&#9; (3.17)&#9; (2.88)&#9; (0.34)&#9; (2.12)&#9; (2.46)&#9; 12.50 (16.29) 129,635 0.48 1.98 43.2 2021 16.29&#9; 0.32&#9; 1.85 2.17 (0.24)&#9; (0.38)&#9; (0.62)&#9; 17.84 13.39 156,241 0.48 1.83 38.9 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-48

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM BALANCED PORTFOLIO Class 1 shares 2025 $15.20 $0.38 $1.71 $2.09 ($0.39) ($1.20) ($1.59) $15.70 14.00% $410,491&#9; 0.23%&#9; 2.41%&#9; 48.2% 2024 13.77 0.33 1.41 1.74 (0.31) – (0.31) 15.20 12.62  435,292&#9; 0.23  2.21  19.4  2023 12.71 0.28 1.69 1.97 (0.33) (0.58) (0.91) 13.77 16.00  449,622&#9; 0.24  2.09  26.7  2022 18.11 0.33 (3.23) (2.90) (0.38) (2.12) (2.50) 12.71 (16.15)  438,565&#9; 0.23  2.17  43.2  2021 16.51 0.35 1.91 2.26 (0.28) (0.38) (0.66) 18.11 13.74  588,703&#9; 0.23  2.00  38.9  Class 2 shares 2025 14.92 0.34 1.66 2.00 (0.35) (1.20) (1.55) 15.37 13.65  150,926&#9; 0.48  2.20  48.2  2024 13.52 0.29 1.38 1.67 (0.27) – (0.27) 14.92 12.38  149,715&#9; 0.48  2.01  19.4  2023 12.50 0.24 1.65 1.89 (0.29) (0.58) (0.87) 13.52 15.65  140,962&#9; 0.49  1.87  26.7  2022 17.84 0.29 (3.17) (2.88) (0.34) (2.12) (2.46) 12.50 (16.29)  129,635&#9; 0.48  1.98  43.2  2021 16.29 0.32 1.85 2.17 (0.24) (0.38) (0.62) 17.84 13.39  156,241&#9; 0.48  1.83  38.9  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-49

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM CONSERVATIVE BALANCED PORTFOLIO Class 1 shares 2025 $11.74&#9; $0.35&#9; $1.01 $1.36 ($0.36)&#9; ($0.29)&#9; ($0.65)&#9; $12.45 11.69% $126,904 0.24% 2.92% 40.4% 2024 11.05&#9; 0.31&#9; 0.68 0.99 (0.30)&#9; – (0.30) 11.74 8.97 131,291 0.24 2.70 23.5 2023 10.23&#9; 0.28&#9; 0.93 1.21 (0.31)&#9; (0.08)&#9; (0.39)&#9; 11.05 11.97 133,470 0.25 2.60 28.4 2022 13.61&#9; 0.30&#9; (2.25)&#9; (1.95)&#9; (0.30)&#9; (1.13)&#9; (1.43)&#9; 10.23 (14.45) 134,379 0.24 2.57 52.1 2021 12.80&#9; 0.29&#9; 0.95 1.24 (0.25)&#9; (0.18)&#9; (0.43)&#9; 13.61 9.71 169,338 0.23 2.13 41.2 Class 2 shares 2025 11.53&#9; 0.32&#9; 0.97 1.29 (0.33)&#9; (0.29)&#9; (0.62)&#9; 12.20 11.28 34,577 0.49 2.70 40.4 2024 10.86&#9; 0.28&#9; 0.66 0.94 (0.27)&#9; – (0.27) 11.53 8.69 32,076 0.49 2.47 23.5 2023 10.05&#9; 0.25&#9; 0.92 1.17 (0.28)&#9; (0.08)&#9; (0.36)&#9; 10.86 11.80 31,903 0.50 2.41 28.4 2022 13.40&#9; 0.27&#9; (2.22)&#9; (1.95)&#9; (0.27)&#9; (1.13)&#9; (1.40)&#9; 10.05 (14.69) 28,916 0.49 2.35 52.1 2021 12.61&#9; 0.26&#9; 0.93 1.19 (0.22)&#9; (0.18)&#9; (0.40)&#9; 13.40 9.48 34,318 0.48 1.95 41.2 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-50

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM CONSERVATIVE BALANCED PORTFOLIO Class 1 shares 2025 $11.74 $0.35 $1.01 $1.36 ($0.36) ($0.29) ($0.65) $12.45 11.69% $126,904&#9; 0.24%&#9; 2.92%&#9; 40.4% 2024 11.05 0.31 0.68 0.99 (0.30) – (0.30) 11.74 8.97  131,291&#9; 0.24  2.70  23.5  2023 10.23 0.28 0.93 1.21 (0.31) (0.08) (0.39) 11.05 11.97  133,470&#9; 0.25  2.60  28.4  2022 13.61 0.30 (2.25) (1.95) (0.30) (1.13) (1.43) 10.23 (14.45)  134,379&#9; 0.24  2.57  52.1  2021 12.80 0.29 0.95 1.24 (0.25) (0.18) (0.43) 13.61 9.71  169,338&#9; 0.23  2.13  41.2  Class 2 shares 2025 11.53 0.32 0.97 1.29 (0.33) (0.29) (0.62) 12.20 11.28  34,577&#9; 0.49  2.70  40.4  2024 10.86 0.28 0.66 0.94 (0.27) – (0.27) 11.53 8.69  32,076&#9; 0.49  2.47  23.5  2023 10.05 0.25 0.92 1.17 (0.28) (0.08) (0.36) 10.86 11.80  31,903&#9; 0.50  2.41  28.4  2022 13.40 0.27 (2.22) (1.95) (0.27) (1.13) (1.40) 10.05 (14.69)  28,916&#9; 0.49  2.35  52.1  2021 12.61 0.26 0.93 1.19 (0.22) (0.18) (0.40) 13.40 9.48  34,318&#9; 0.48  1.95  41.2  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-51

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM CONSERVATIVE GROWTH PORTFOLIO Class 1 shares 2025 $22.28&#9; $0.47&#9; $2.94 $3.41 ($0.41)&#9; ($1.68)&#9; ($2.09)&#9; $23.60 15.56% $219,389 0.24% 2.05% 47.2% 2024 19.62&#9; 0.37&#9; 2.61 2.98 (0.32)&#9; – (0.32) 22.28 15.23 213,465 0.23 1.73 20.8 2023 17.65&#9; 0.31&#9; 3.01 3.32 (0.34)&#9; (1.01)&#9; (1.35)&#9; 19.62 19.37 205,429 0.24 1.66 28.0 2022 24.82&#9; 0.36&#9; (4.75)&#9; (4.39)&#9; (0.45)&#9; (2.33)&#9; (2.78)&#9; 17.65 (17.79) 190,273 0.23 1.75 43.0 2021 21.75&#9; 0.44&#9; 3.40 3.84 (0.29)&#9; (0.48)&#9; (0.77)&#9; 24.82 17.75 242,713 0.23 1.85 43.6 Class 2 shares 2025 21.80&#9; 0.41&#9; 2.88 3.29 (0.36)&#9; (1.68)&#9; (2.04)&#9; 23.05 15.31 207,767 0.49 1.80 47.2 2024 19.21&#9; 0.32&#9; 2.55 2.87 (0.28)&#9; – (0.28) 21.80 14.94 194,942 0.48 1.51 20.8 2023 17.31&#9; 0.27&#9; 2.94 3.21 (0.30)&#9; (1.01)&#9; (1.31)&#9; 19.21 19.05 181,031 0.49 1.45 28.0 2022 24.39&#9; 0.31&#9; (4.66)&#9; (4.35)&#9; (0.40)&#9; (2.33)&#9; (2.73)&#9; 17.31 (17.97) 155,472 0.48 1.52 43.0 2021 21.40&#9; 0.39&#9; 3.32 3.71 (0.24)&#9; (0.48)&#9; (0.72)&#9; 24.39 17.44 192,114 0.48 1.67 43.6 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-52

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM CONSERVATIVE GROWTH PORTFOLIO Class 1 shares 2025 $22.28 $0.47 $2.94 $3.41 ($0.41) ($1.68) ($2.09) $23.60 15.56% $219,389&#9; 0.24%&#9; 2.05%&#9; 47.2% 2024 19.62 0.37 2.61 2.98 (0.32) – (0.32) 22.28 15.23  213,465&#9; 0.23  1.73  20.8  2023 17.65 0.31 3.01 3.32 (0.34) (1.01) (1.35) 19.62 19.37  205,429&#9; 0.24  1.66  28.0  2022 24.82 0.36 (4.75) (4.39) (0.45) (2.33) (2.78) 17.65 (17.79)  190,273&#9; 0.23  1.75  43.0  2021 21.75 0.44 3.40 3.84 (0.29) (0.48) (0.77) 24.82 17.75  242,713&#9; 0.23  1.85  43.6  Class 2 shares 2025 21.80 0.41 2.88 3.29 (0.36) (1.68) (2.04) 23.05 15.31  207,767&#9; 0.49  1.80  47.2  2024 19.21 0.32 2.55 2.87 (0.28) – (0.28) 21.80 14.94  194,942&#9; 0.48  1.51  20.8  2023 17.31 0.27 2.94 3.21 (0.30) (1.01) (1.31) 19.21 19.05  181,031&#9; 0.49  1.45  28.0  2022 24.39 0.31 (4.66) (4.35) (0.40) (2.33) (2.73) 17.31 (17.97)  155,472&#9; 0.48  1.52  43.0  2021 21.40 0.39 3.32 3.71 (0.24) (0.48) (0.72) 24.39 17.44  192,114&#9; 0.48  1.67  43.6  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-53

Financial Highlights
Principal Variable Contracts Funds, Inc.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM FLEXIBLE INCOME PORTFOLIO								
Class 1 shares								
2025	$11.13	$0.36	$0.74	$1.10	($0.42)	$–	($0.42)	$11.81
2024	10.75	0.35	0.37	0.72	(0.34)	–	(0.34)	11.13
2023	10.17	0.30	0.63	0.93	(0.35)	–	(0.35)	10.75
2022	13.17	0.32	(2.03)	(1.71)	(0.35)	(0.94)	(1.29)	10.17
2021	12.81	0.32	0.55	0.87	(0.31)	(0.20)	(0.51)	13.17
Class 2 shares								
2025	10.97	0.33	0.72	1.05	(0.39)	–	(0.39)	11.63
2024	10.59	0.31	0.38	0.69	(0.31)	–	(0.31)	10.97
2023	10.02	0.28	0.61	0.89	(0.32)	–	(0.32)	10.59
2022	13.00	0.29	(2.01)	(1.72)	(0.32)	(0.94)	(1.26)	10.02
2021	12.66	0.30	0.53	0.83	(0.29)	(0.20)	(0.49)	13.00

B-54

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM FLEXIBLE INCOME PORTFOLIO Class 1 shares 2025 $11.13&#9; $0.36&#9; $0.74 $1.10 ($0.42)&#9; $– ($0.42)&#9; $11.81 9.96% $84,591 0.24% 3.13% 27.7% 2024 10.75&#9; 0.35&#9; 0.37 0.72 (0.34)&#9; – (0.34) 11.13 6.69 93,732 0.24 3.15 21.9 2023 10.17&#9; 0.30&#9; 0.63 0.93 (0.35)&#9; – (0.35) 10.75 9.37 99,003 0.25 2.87 24.8 2022 13.17&#9; 0.32&#9; (2.03)&#9; (1.71)&#9; (0.35)&#9; (0.94)&#9; (1.29)&#9; 10.17 (13.11) 108,390 0.24 2.82 54.1 2021 12.81&#9; 0.32&#9; 0.55 0.87 (0.31)&#9; (0.20)&#9; (0.51)&#9; 13.17 6.89 148,266 0.23 2.41 44.0 Class 2 shares 2025 10.97&#9; 0.33&#9; 0.72 1.05 (0.39)&#9; – (0.39) 11.63 9.61 31,259 0.50 2.92 27.7 2024 10.59&#9; 0.31&#9; 0.38 0.69 (0.31)&#9; – (0.31) 10.97 6.43 (c) 33,506 0.49 2.86 21.9 2023 10.02&#9; 0.28&#9; 0.61 0.89 (0.32)&#9; – (0.32) 10.59 9.21 (c) 37,028 0.50 2.72 24.8 2022 13.00&#9; 0.29&#9; (2.01)&#9; (1.72)&#9; (0.32)&#9; (0.94)&#9; (1.26)&#9; 10.02 (13.37) 34,633 0.49 2.58 54.1 2021 12.66&#9; 0.30&#9; 0.53 0.83 (0.29)&#9; (0.20)&#9; (0.49)&#9; 13.00 6.61 45,586 0.48 2.31 44.0 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. B-54

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM FLEXIBLE INCOME PORTFOLIO Class 1 shares 2025 $11.13 $0.36 $0.74 $1.10 ($0.42) $– ($0.42) $11.81 9.96% $84,591&#9; 0.24%&#9; 3.13%&#9; 27.7% 2024 10.75 0.35 0.37 0.72 (0.34) – (0.34) 11.13 6.69  93,732&#9; 0.24  3.15  21.9  2023 10.17 0.30 0.63 0.93 (0.35) – (0.35) 10.75 9.37  99,003&#9; 0.25  2.87  24.8  2022 13.17 0.32 (2.03) (1.71) (0.35) (0.94) (1.29) 10.17 (13.11)  108,390&#9; 0.24  2.82  54.1  2021 12.81 0.32 0.55 0.87 (0.31) (0.20) (0.51) 13.17 6.89  148,266&#9; 0.23  2.41  44.0  Class 2 shares 2025 10.97 0.33 0.72 1.05 (0.39) – (0.39) 11.63 9.61  31,259&#9; 0.50  2.92  27.7  2024 10.59 0.31 0.38 0.69 (0.31) – (0.31) 10.97 6.43 (c) 33,506&#9; 0.49  2.86  21.9  2023 10.02 0.28 0.61 0.89 (0.32) – (0.32) 10.59 9.21 (c) 37,028&#9; 0.50  2.72  24.8  2022 13.00 0.29 (2.01) (1.72) (0.32) (0.94) (1.26) 10.02 (13.37)  34,633&#9; 0.49  2.58  54.1  2021 12.66 0.30 0.53 0.83 (0.29) (0.20) (0.49) 13.00 6.61  45,586&#9; 0.48  2.31  44.0  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. B-55

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM STRATEGIC GROWTH PORTFOLIO Class 1 shares 2025 $26.49&#9; $0.46&#9; $3.94 $4.40 ($0.40)&#9; ($2.13)&#9; ($2.53)&#9; $28.36 16.86% $239,375 0.24% 1.65% 49.8% 2024 22.88&#9; 0.37&#9; 3.52 3.89 (0.28)&#9; – (0.28) 26.49 17.02 225,322 0.23 1.45 20.5 2023 19.76&#9; 0.28&#9; 3.95 4.23 (0.31)&#9; (0.80)&#9; (1.11)&#9; 22.88 21.86 203,367 0.24 1.31 30.2 2022 28.09&#9; 0.33&#9; (5.59)&#9; (5.26)&#9; (0.52)&#9; (2.55)&#9; (3.07)&#9; 19.76 (18.78) 174,041 0.23 1.45 40.8 2021 24.17&#9; 0.53&#9; 4.24 4.77 (0.26)&#9; (0.59)&#9; (0.85)&#9; 28.09 19.86 223,578 0.23 1.97 35.9 Class 2 shares 2025 25.94&#9; 0.39&#9; 3.85 4.24 (0.33)&#9; (2.13)&#9; (2.46)&#9; 27.72 16.61 252,405 0.49 1.43 49.8 2024 22.43&#9; 0.31&#9; 3.43 3.74 (0.23)&#9; – (0.23) 25.94 16.68 225,336 0.48 1.23 20.5 2023 19.39&#9; 0.22&#9; 3.88 4.10 (0.26)&#9; (0.80)&#9; (1.06)&#9; 22.43 21.58 196,700 0.49 1.07 30.2 2022 27.62&#9; 0.27&#9; (5.49)&#9; (5.22)&#9; (0.46)&#9; (2.55)&#9; (3.01)&#9; 19.39 (18.98) 164,885 0.48 1.22 40.8 2021 23.80&#9; 0.46&#9; 4.16 4.62 (0.21)&#9; (0.59)&#9; (0.80)&#9; 27.62 19.54 205,369 0.48 1.76 35.9 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-56

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM STRATEGIC GROWTH PORTFOLIO Class 1 shares 2025 $26.49 $0.46 $3.94 $4.40 ($0.40) ($2.13) ($2.53) $28.36 16.86% $239,375&#9; 0.24%&#9; 1.65%&#9; 49.8% 2024 22.88 0.37 3.52 3.89 (0.28) – (0.28) 26.49 17.02  225,322&#9; 0.23  1.45  20.5  2023 19.76 0.28 3.95 4.23 (0.31) (0.80) (1.11) 22.88 21.86  203,367&#9; 0.24  1.31  30.2  2022 28.09 0.33 (5.59) (5.26) (0.52) (2.55) (3.07) 19.76 (18.78)  174,041&#9; 0.23  1.45  40.8  2021 24.17 0.53 4.24 4.77 (0.26) (0.59) (0.85) 28.09 19.86  223,578&#9; 0.23  1.97  35.9  Class 2 shares 2025 25.94 0.39 3.85 4.24 (0.33) (2.13) (2.46) 27.72 16.61  252,405&#9; 0.49  1.43  49.8  2024 22.43 0.31 3.43 3.74 (0.23) – (0.23) 25.94 16.68  225,336&#9; 0.48  1.23  20.5  2023 19.39 0.22 3.88 4.10 (0.26) (0.80) (1.06) 22.43 21.58  196,700&#9; 0.49  1.07  30.2  2022 27.62 0.27 (5.49) (5.22) (0.46) (2.55) (3.01) 19.39 (18.98)  164,885&#9; 0.48  1.22  40.8  2021 23.80 0.46 4.16 4.62 (0.21) (0.59) (0.80) 27.62 19.54  205,369&#9; 0.48  1.76  35.9  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-57

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SHORT-TERM INCOME ACCOUNT Class 1 shares 2025 $2.54&#9; $0.10&#9; $0.04 $0.14 ($0.12)&#9; $– ($0.12)&#9; $2.56 5.48% $133,192 0.42% 4.02% 49.3% 2024 2.50&#9; 0.10&#9; 0.03 0.13 (0.09)&#9; – (0.09) 2.54 5.09 133,871 0.41 4.02 47.8 2023 2.41&#9; 0.08&#9; 0.05 0.13 (0.04)&#9; – (0.04) 2.50 5.60 135,924 0.43 3.40 38.7 2022 2.53&#9; 0.04&#9; (0.13)&#9; (0.09)&#9; (0.03)&#9; – (0.03) 2.41 (3.45) 134,122 0.46 1.74 57.7 2021 2.60&#9; 0.03&#9; (0.05)&#9; (0.02)&#9; (0.04)&#9; (0.01)&#9; (0.05)&#9; 2.53 (0.72) 140,532 0.47 1.09 56.7 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-58

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SHORT-TERM INCOME ACCOUNT Class 1 shares 2025 $2.54 $0.10 $0.04 $0.14 ($0.12) $– ($0.12) $2.56 5.48% $133,192&#9; 0.42%&#9; 4.02%&#9; 49.3% 2024 2.50 0.10 0.03 0.13 (0.09) – (0.09) 2.54 5.09  133,871&#9; 0.41  4.02  47.8  2023 2.41 0.08 0.05 0.13 (0.04) – (0.04) 2.50 5.60  135,924&#9; 0.43  3.40  38.7  2022 2.53 0.04 (0.13) (0.09) (0.03) – (0.03) 2.41 (3.45)  134,122&#9; 0.46  1.74  57.7  2021 2.60 0.03 (0.05) (0.02) (0.04) (0.01) (0.05) 2.53 (0.72)  140,532&#9; 0.47  1.09  56.7  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. B-59

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SMALLCAP ACCOUNT Class 1 shares 2025 $15.69&#9; $0.03 $2.31 $2.34 ($0.05)&#9; ($0.85)&#9; ($0.90)&#9; $17.13 15.10% $166,305 0.84% 0.19% 37.0% 2024 15.02&#9; 0.07 0.97 1.04 (0.06)&#9; (0.31)&#9; (0.37)&#9; 15.69 6.99 162,112 0.84 0.42 33.5 2023 13.03&#9; 0.05 1.98 2.03 (0.04)&#9; – (0.04) 15.02 15.53 (c) 166,600 0.85 0.38 24.6 2022 20.05&#9; 0.05 (4.08)&#9; (4.03)&#9; (0.01)&#9; (2.98)&#9; (2.99)&#9; 13.03 (20.63) (c) 156,903 0.84 0.32 18.0 2021 17.26&#9; (0.01)&#9; 3.48 3.47 (0.06)&#9; (0.62)&#9; (0.68)&#9; 20.05 20.12 213,890 0.82 (0.04) 36.6 Class 2 shares 2025 15.54&#9; (0.01)&#9; 2.28 2.27 (0.01)&#9; (0.85)&#9; (0.86)&#9; 16.95 14.78 9,897 1.10 (0.06) 37.0 2024 14.88&#9; 0.03 0.96 0.99 (0.02)&#9; (0.31)&#9; (0.33)&#9; 15.54 6.66 (c) 9,247 1.09 0.18 33.5 2023 12.91&#9; 0.02 1.96 1.98 (0.01)&#9; – (0.01) 14.88 15.39 (c) 9,225 1.10 0.13 24.6 2022 19.93&#9; 0.01 (4.05)&#9; (4.04)&#9; – (2.98) (2.98)&#9; 12.91 (20.88) 8,383 1.09 0.07 18.0 2021 17.17&#9; (0.06)&#9; 3.47 3.41 (0.03)&#9; (0.62)&#9; (0.65)&#9; 19.93 19.86 10,497 1.07 (0.29) 36.6 (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. B-60

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SMALLCAP ACCOUNT Class 1 shares 2025 $15.69 $0.03 $2.31 $2.34 ($0.05) ($0.85) ($0.90) $17.13 15.10% $166,305&#9; 0.84%&#9; 0.19% 37.0% 2024 15.02 0.07 0.97 1.04 (0.06) (0.31) (0.37) 15.69 6.99  162,112&#9; 0.84  0.42  33.5  2023 13.03 0.05 1.98 2.03 (0.04) – (0.04) 15.02 15.53 (c) 166,600&#9; 0.85  0.38  24.6  2022 20.05 0.05 (4.08) (4.03) (0.01) (2.98) (2.99) 13.03 (20.63) (c) 156,903&#9; 0.84  0.32  18.0  2021 17.26 (0.01) 3.48 3.47 (0.06) (0.62) (0.68) 20.05 20.12  213,890&#9; 0.82  (0.04)  36.6  Class 2 shares 2025 15.54 (0.01) 2.28 2.27 (0.01) (0.85) (0.86) 16.95 14.78  9,897&#9; 1.10  (0.06)  37.0  2024 14.88 0.03 0.96 0.99 (0.02) (0.31) (0.33) 15.54 6.66 (c) 9,247&#9; 1.09  0.18  33.5  2023 12.91 0.02 1.96 1.98 (0.01) – (0.01) 14.88 15.39 (c) 9,225&#9; 1.10  0.13  24.6  2022 19.93 0.01 (4.05) (4.04) – (2.98) (2.98) 12.91 (20.88)  8,383&#9; 1.09  0.07  18.0  2021 17.17 (0.06) 3.47 3.41 (0.03) (0.62) (0.65) 19.93 19.86  10,497&#9; 1.07  (0.29)  36.6  (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. B-61

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate U.S. LARGECAP S&P 500 INDEX BUFFER APRIL ACCOUNT(c) Class 2 shares 2025 &#9; &#9;&#9; $10.45&#9; $0.02&#9; $1.22&#9; $1.24&#9; $– ($0.21)&#9; ($0.21)&#9; $11.48 11.95% $33,827 0.95%(d) 0.15% 25.3% 2024 9.90&#9; 0.03&#9; 1.82&#9; 1.85&#9; (0.06)&#9; (1.24)&#9; (1.30)&#9; 10.45 18.41 (e) 37,944 0.96 (d),(f) 0.31 158.4 2023(g) 10.00&#9; 0.03&#9; 1.25&#9; 1.28&#9; (0.06)&#9; (1.32)&#9; (1.38)&#9; 9.90 12.87 (e),(h) 22,730 0.98 (d),(i),(j) 0.43 (i) 182.4 (i) (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Effective May 1, 2025, U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account. (d) Subject to Manager's contractual expense limit. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (f) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (g) Period from March 29, 2023, date operations commenced, through December 31, 2023. (h) Total return amounts have not been annualized. (i) Computed on an annualized basis. (j) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. B-62

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate U.S. LARGECAP S&P 500 INDEX BUFFER APRIL ACCOUNT(c) Class 2 shares 2025 $10.45 $0.02 $1.22 $1.24 $– ($0.21) ($0.21) $11.48 11.95% $33,827&#9; 0.95%(d) 0.15% 25.3% 2024 9.90 0.03 1.82 1.85 (0.06) (1.24) (1.30) 10.45 18.41 (e) 37,944&#9; 0.96 (d),(f) 0.31  158.4  2023(g) 10.00 0.03 1.25 1.28 (0.06) (1.32) (1.38) 9.90 12.87 (e),(h) 22,730&#9; 0.98 (d),(i),(j) 0.43 (i) 182.4 (i) (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Effective May 1, 2025, U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account. (d) Subject to Manager's contractual expense limit. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (f) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (g) Period from March 29, 2023, date operations commenced, through December 31, 2023. (h) Total return amounts have not been annualized. (i) Computed on an annualized basis. (j) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. B-63

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate U.S. LARGECAP S&P 500 INDEX BUFFER JANUARY ACCOUNT(c) Class 2 shares 2025 &#9; &#9;&#9; $11.87&#9; &#9;&#9; $0.02&#9; $1.43 $1.45 ($0.05)&#9; ($2.79)&#9; ($2.84)&#9; $10.48 12.74%(d) $61,294 0.96%(e),(f) 0.16% 112.3% 2024 10.07&#9; 0.04&#9; 1.78 1.82 (0.02)&#9; – (0.02) 11.87 18.29 (d) 68,269 0.96 (e),(f) 0.33 182.8 2023 9.99&#9; 0.05&#9; 1.90 1.95 (0.07)&#9; (1.80)&#9; (1.87)&#9; 10.07 19.42 (d) 58,333 0.98 (e),(g) 0.47 136.3 2022(h) 10.00&#9; – (0.01) (0.01)&#9; – – – 9.99 0.00 (d),(i) 26,581 0.95 (e),(j) 3.20 (j) 0.0 (j) (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Effective May 1, 2025, U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account. (d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (e) Subject to Manager's contractual expense limit. (f) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (g) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (h) Period from December 28, 2022, date operations commenced, through December 31, 2022. (i) Total return amounts have not been annualized. (j) Computed on an annualized basis. B-64

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate U.S. LARGECAP S&P 500 INDEX BUFFER JANUARY ACCOUNT(c) Class 2 shares 2025 $11.87 $0.02 $1.43 $1.45 ($0.05) ($2.79) ($2.84) $10.48 12.74%(d) $61,294&#9; 0.96%(e),(f) &#9; 0.16% 112.3% 2024 10.07 0.04 1.78 1.82 (0.02) – (0.02) 11.87 18.29 (d) 68,269&#9; 0.96 (e),(f) 0.33  182.8  2023 9.99 0.05 1.90 1.95 (0.07) (1.80) (1.87) 10.07 19.42 (d) 58,333&#9; 0.98 (e),(g) 0.47  136.3  2022(h) 10.00 – (0.01) (0.01) – – – 9.99 0.00 (d),(i) 26,581&#9; 0.95 (e),(j) 3.20 (j) 0.0 (j) (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Effective May 1, 2025, U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account. (d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (e) Subject to Manager's contractual expense limit. (f) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (g) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (h) Period from December 28, 2022, date operations commenced, through December 31, 2022. (i) Total return amounts have not been annualized. (j) Computed on an annualized basis. B-65

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate U.S. LARGECAP S&P 500 INDEX BUFFER JULY ACCOUNT(c) Class 2 shares 2025 &#9; &#9;&#9; $13.64&#9; &#9;&#9; $0.02&#9; $1.75&#9; $1.77&#9; ($0.02)&#9; ($1.20)&#9; ($1.22)&#9; $14.19 13.26% $45,181 0.97%(d),(e) 0.15% 126.9% 2024 11.67&#9; 0.04&#9; 2.04&#9; 2.08&#9; – (0.11) (0.11)&#9; 13.64 17.89 38,893 0.96 (d),(f) 0.29 136.4 2023 10.16&#9; 0.07&#9; 1.78&#9; 1.85&#9; (0.04)&#9; (0.30)&#9; (0.34)&#9; 11.67 18.23 54,229 0.96 (d),(f) 0.61 69.3 2022(g) 10.00&#9; 0.04&#9; 0.15&#9; 0.19&#9; (0.03)&#9; – (0.03) 10.16 1.93 (h) 26,247 0.95 (d),(i) 0.72 (i) 20.0 (i) (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Effective May 1, 2025, U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account. (d) Subject to Manager's contractual expense limit. (e) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (f) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (g) Period from June 29, 2022, date operations commenced, through December 31, 2022. (h) Total return amounts have not been annualized. (i) Computed on an annualized basis. B-66

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate U.S. LARGECAP S&P 500 INDEX BUFFER JULY ACCOUNT(c) Class 2 shares 2025 $13.64 $0.02 $1.75 $1.77 ($0.02) ($1.20) ($1.22) $14.19 13.26% $45,181&#9; 0.97%(d),(e)&#9; 0.15% 126.9% 2024 11.67 0.04 2.04 2.08 – (0.11) (0.11) 13.64 17.89  38,893&#9; 0.96 (d),(f) 0.29  136.4  2023 10.16 0.07 1.78 1.85 (0.04) (0.30) (0.34) 11.67 18.23  54,229&#9; 0.96 (d),(f) 0.61  69.3  2022(g) 10.00 0.04 0.15 0.19 (0.03) – (0.03) 10.16 1.93 (h) 26,247&#9; 0.95 (d),(i) 0.72 (i) 20.0 (i) (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Effective May 1, 2025, U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account. (d) Subject to Manager's contractual expense limit. (e) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (f) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (g) Period from June 29, 2022, date operations commenced, through December 31, 2022. (h) Total return amounts have not been annualized. (i) Computed on an annualized basis. B-67

Financial Highlights Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate U.S. LARGECAP S&P 500 INDEX BUFFER OCTOBER ACCOUNT(c) Class 2 shares 2025 &#9; &#9;&#9; $13.89&#9; &#9;&#9; $0.03&#9; $1.74&#9; $1.77&#9; ($0.05)&#9; ($1.70)&#9; ($1.75)&#9; $13.91 13.10% $87,092 0.96%(d),(e) 0.19% 89.5% 2024 11.70&#9; 0.04&#9; 2.20&#9; 2.24&#9; (0.01)&#9; (0.04)&#9; (0.05)&#9; 13.89 19.18 59,841 0.96 (d),(e) 0.32 43.9 2023 10.51&#9; 0.05&#9; 1.98&#9; 2.03&#9; (0.05)&#9; (0.79)&#9; (0.84)&#9; 11.70 19.45 18,800 0.97 (d),(f) 0.47 47.4 2022(g) 10.00&#9; 0.02&#9; 0.51&#9; 0.53&#9; (0.02)&#9; – (0.02) 10.51 5.29 (h) 17,978 0.99 (d),(i),(j) 0.68 (i) 180.0 (i) (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Effective May 1, 2025, U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account. (d) Subject to Manager's contractual expense limit. (e) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (f) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (g) Period from September 29, 2022, date operations commenced, through December 31, 2022. (h) Total return amounts have not been annualized. (i) Computed on an annualized basis. (j) Includes 0.04% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. B-68

Financial Highlights (Continued) Principal Variable Contracts Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return(b) Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate U.S. LARGECAP S&P 500 INDEX BUFFER OCTOBER ACCOUNT(c) Class 2 shares 2025 $13.89 $0.03 $1.74 $1.77 ($0.05) ($1.70) ($1.75) $13.91 13.10% $87,092&#9; 0.96%(d),(e) 0.19% 89.5% 2024 11.70 0.04 2.20 2.24 (0.01) (0.04) (0.05) 13.89 19.18  59,841&#9; 0.96 (d),(e) 0.32  43.9  2023 10.51 0.05 1.98 2.03 (0.05) (0.79) (0.84) 11.70 19.45  18,800&#9; 0.97 (d),(f) 0.47  47.4  2022(g) 10.00 0.02 0.51 0.53 (0.02) – (0.02) 10.51 5.29 (h) 17,978&#9; 0.99 (d),(i),(j) 0.68 (i) 180.0 (i) (a) Calculated based on average shares outstanding during the period. (b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (c) Effective May 1, 2025, U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account. (d) Subject to Manager's contractual expense limit. (e) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (f) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (g) Period from September 29, 2022, date operations commenced, through December 31, 2022. (h) Total return amounts have not been annualized. (i) Computed on an annualized basis. (j) Includes 0.04% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. B-69

ADDITIONAL INFORMATION
Additional information about the Funds is available in the SAI dated May 1, 2026, which is incorporated by reference into this Prospectus. Additional information about each Fund’s investments is available in the Registrant’s Annual Report to Shareholders and Semi-Annual Report to Shareholders filed on Form N-CSR. In the Registrant’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Registrant’s annual and semi-annual financial statements. The SAI and the Registrant’s Annual and Semi-Annual Reports to Shareholders, and other information such as Fund financial statements, are available and can be obtained free of charge by writing Principal Variable Contracts Funds, Inc., P.O. Box 219971, Kansas City, MO 64121-9971. In addition, the Registrant makes its SAI and Annual and Semi-Annual Reports available, free of charge, on www.PrincipalAM.com/PVCProspectuses. To request this and other information about the Funds and to make shareholder inquiries, telephone 1-800-222-5852.
Reports and other information about the Registrant are available on the EDGAR Database on the SEC’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The Registrant has entered into a management agreement with PGI. The Registrant and/or PGI, on behalf of the Funds, enter into contractual arrangements with various parties, including, among others, the Funds' sub-advisors, distributor, transfer agent, and custodian, who provide services to the Funds. These arrangements are between the Registrant and/or PGI and the applicable service provider. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of these arrangements. Such arrangements are not intended to create in any individual shareholder or group of shareholders any right, including the right to enforce such arrangements against the service providers or to seek any remedy thereunder against PGI or any other service provider, either directly or on behalf of the Registrant or any Fund.
This Prospectus provides information that you should consider in determining whether to purchase shares of a Fund. This Prospectus, the SAI, or the contracts that are exhibits to the Registrant’s Registration Statement are not intended to give rise to any agreement or contract between the Registrant and/or any Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders, or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.
The U.S. government does not insure or guarantee an investment in any of the Funds.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Principal Bank or any other financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Variable Contracts Funds, Inc. SEC File 811-01944
C

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(“PVC” or the “Registrant”)

Class 1 Shares
Class 2 Shares

Statement of Additional Information

Dated May 1, 2026
This Statement of Additional Information (“SAI”) is not a prospectus. It contains information in addition to the information in the Registrant’s Prospectus. The Prospectus, which may be amended from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Registrant’s Prospectus dated May 1, 2026.
Incorporation by Reference: Certain information included in the Registrant's Annual Report to Shareholders and Form N-CSR for the fiscal year ended December 31, 2025 is hereby incorporated by reference into and is legally part of this SAI.
For a free copy of the current Prospectus, Semi-Annual Report, or Annual Report, call 1-800-222-5852 or write:
Principal Variable Contracts Funds, Inc.
P.O. Box 219971
Kansas City, MO 64121-9971
The Prospectus may be viewed at www.PrincipalAM.com/PVCProspectuses.

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HISTORY OF THE FUNDS
Principal Variable Contracts Funds, Inc. (“PVC” or the “Registrant”), a Maryland corporation, was organized as Principal Variable Contracts Fund, Inc. on May 27, 1997. The Registrant changed its name to its current name, Principal Variable Contracts Funds, Inc., effective May 17, 2008.
On January 12, 2007, the Registrant acquired WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC.
Classes offered by each series of the Registrant (each, a “Fund” and, together, the “Funds”) are shown in the following table.

Share Class
Account/Portfolio	1	2
Blue Chip		X
Bond Market Index	X
Core Plus Bond	X
Diversified Balanced	X	X
Diversified Balanced Adaptive Allocation		X
Diversified Growth		X
Diversified Growth Adaptive Allocation		X
Diversified Income		X
Diversified International	X
Equity Income	X	X
Global Emerging Markets	X
Government & High Quality Bond	X
LargeCap Growth I	X
LargeCap S&P 500 Index	X	X
MidCap	X	X
Principal Capital Appreciation	X	X
Principal LifeTime Strategic Income	X
Principal LifeTime 2020	X
Principal LifeTime 2030	X
Principal LifeTime 2040	X
Principal LifeTime 2050	X
Principal LifeTime 2060	X
Real Estate Securities	X	X
SAM (Strategic Asset Management) Balanced	X	X
SAM (Strategic Asset Management) Conservative Balanced	X	X
SAM (Strategic Asset Management) Conservative Growth	X	X
SAM (Strategic Asset Management) Flexible Income	X	X
SAM (Strategic Asset Management) Strategic Growth	X	X
Short-Term Income	X
SmallCap	X	X
U.S. LargeCap S&P 500 Index Buffer January		X
U.S. LargeCap S&P 500 Index Buffer April		X
U.S. LargeCap S&P 500 Index Buffer July		X
U.S. LargeCap S&P 500 Index Buffer October		X
Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary.
Principal Global Investors, LLC (“PGI” or the “Manager”) may recommend to the Board of Directors (the “Board”), and the Board may elect, to close certain Funds to new investors or close certain Funds to new and existing investors. PGI may make such a recommendation when a Fund approaches a size where additional investments in the Fund have the potential to adversely impact Fund performance and make it increasingly difficult to keep the Fund fully invested in a manner consistent with its investment objective. PGI may also recommend to the Board, and the Board may elect, to close certain share classes to new or new and existing investors.
3

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
The Registrant is a registered, open-end management investment company, commonly called a mutual fund. The Registrant consists of multiple investment portfolios, which are referred to as “Funds.” Each Fund has its own investment objective, strategies, and portfolio management team. As described below, each Fund has adopted a fundamental policy regarding diversification, as that term is used in the Investment Company Act of 1940, as amended (the “1940 Act”), and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
Fund Policies
The investment objective, principal investment strategies, and principal risks of each Fund are described in the Prospectus. This SAI contains supplemental information about those strategies and risks and the types of securities that those managing the investments of each Fund can select. Additional information is also provided about other strategies that each Fund may use to try to achieve its objective.
The composition of each Fund and the techniques and strategies that those managing a Fund’s investments may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from a Fund’s portfolio.
The investment objective of each Fund and, except as described below as “fundamental restrictions,” the investment strategies described in this SAI and the Prospectus are not fundamental and may be changed by the Board without shareholder approval.
With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in the Prospectus or SAI.
Fundamental Restrictions
Except as specifically noted, each Fund has adopted the following fundamental restrictions. Each fundamental restriction is a matter of fundamental policy and may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund, except as permitted by the 1940 Act or other governing statute and the rules thereunder, the U.S. Securities and Exchange Commission (the “SEC”), or other regulatory agency with authority over the Funds. The 1940 Act provides that “a vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding Fund shares or (2) 67% or more of the Fund shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class, except when otherwise required by law or as determined by the Board.
Each Fund:
1)may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2)may not purchase or sell commodities, except as permitted by applicable law, regulation, or regulatory authority having jurisdiction.
3)may not purchase or sell real estate, which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
4)may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5)may not make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4

6)has adopted a policy regarding diversification, as follows:
a)The Blue Chip, LargeCap Growth I, and Real Estate Securities Accounts have elected to be non-diversified.
b)It is anticipated that the LargeCap S&P 500 Index Account will be diversified in approximately the same proportions as the index that the Fund uses to measure its performance. Because the LargeCap S&P 500 Index Account seeks to track the performance of the securities included in its index, it is possible that LargeCap S&P 500 Index Account may change from diversified to non-diversified as a result of a change in relative market capitalization or weighting of one or more constituents of the Fund’s index. In such an instance, shareholder approval will not be sought when the LargeCap S&P 500 Index Account crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weightings of one or more constituents of the LargeCap S&P 500 Index Account’s index.
c)The other Funds have each elected to be treated as a “diversified” investment company, as that term is used in the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
7)may not act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
8)has adopted a concentration policy, as follows:
a)The Real Estate Securities Account will concentrate its investments in a particular industry or group of industries as described in the Prospectus.
b)The Bond Market Index, LargeCap S&P 500 Index, and U.S. LargeCap S&P 500 Index Buffer Accounts will not concentrate their investments in a particular industry or group of industries except to the extent that the related Index is also so concentrated.
c)The remaining Funds may not concentrate, as that term is used in the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time, their investments in a particular industry or group of industries.
On or about July 1, 2026, subject to shareholder approval, delete the preceding Fundamental Restriction 6) a. and replace with the following:
6)has adopted a policy regarding diversification, as follows:
a)The Blue Chip, Global Emerging Markets, LargeCap Growth I, Real Estate Securities, and Principal Capital Appreciation Accounts have elected to be non-diversified.
Non-Fundamental Restrictions
Except as specifically noted, each Fund has also adopted the following non-fundamental restrictions. Non-fundamental restrictions are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund’s present policy to:
1)Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days, except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time.
The Principal LifeTime, Diversified Balanced, Diversified Balanced Adaptive Allocation, Diversified Growth, Diversified Growth Adaptive Allocation, and Diversified Income Accounts and the Strategic Asset Management (“SAM”) Portfolios have not adopted this non-fundamental restriction.
5

2)    Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings.
a)With respect to the Principal LifeTime, Diversified Balanced, Diversified Balanced Adaptive Allocation, Diversified Growth, Diversified Growth Adaptive Allocation, and Diversified Income Accounts, U.S. LargeCap S&P 500 Index Buffer Accounts, and SAM Portfolios, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time, by the underlying funds are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.
b)    For all other Accounts, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time, are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.
3)    Invest in companies for the purpose of exercising control or management.
4)    Invest more than 25% of its assets in foreign securities, however:
a)the Diversified International and Global Emerging Markets Accounts each may invest up to 100% of its assets in foreign securities;
b)the Bond Market Index and LargeCap S&P 500 Index Accounts may invest in foreign securities to the extent that the relevant index is so invested;
c)the Government & High Quality Bond Account may not invest in foreign securities; and
d)the Principal LifeTime, Diversified Balanced, Diversified Balanced Adaptive Allocation, Diversified Growth, Diversified Growth Adaptive Allocation, and Diversified Income Accounts and SAM Portfolios have not adopted this non‑fundamental restriction.
5)    Invest more than 5% of its total assets in real estate limited partnership interests.
The Real Estate Securities, Principal LifeTime, Diversified Balanced, Diversified Balanced Adaptive Allocation, Diversified Growth, Diversified Growth Adaptive Allocation, and Diversified Income Accounts and SAM Portfolios have not adopted this non-fundamental restriction.
6)    Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company, except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act, or exemptions granted by the SEC. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.
The Principal LifeTime, Diversified Balanced, Diversified Balanced Adaptive Allocation, Diversified Growth, Diversified Growth Adaptive Allocation, and Diversified Income Accounts and SAM Portfolios have not adopted this non-fundamental restriction.
Non-Fundamental Policy - Rule 35d-1 under the 1940 Act - Investment Company Names
Except as specifically noted, each Fund has also adopted a non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the type of investments, industry, or geographic region (as described in the Prospectus) as suggested by the name of the Fund.
This policy applies at the time of purchase. A Fund will provide 60 days’ notice to shareholders prior to implementing a change in this policy for the Fund. For purposes of this non-fundamental policy, each Fund tests market capitalization ranges monthly.
6

For purposes of testing this requirement with respect to:
•Forward foreign currency contracts and other investments that have economic characteristics similar to foreign currency: the value of such contracts and investments may include the Fund’s investments in cash and/or cash equivalents to the extent such cash and/or cash equivalents are maintained with respect to the Fund’s exposure under its forward foreign currency contracts and similar investments.
•Derivatives instruments: each Fund will typically count the mark-to-market value of such derivatives. However, a Fund may use a derivative contract’s notional value when it determines that notional value is an appropriate measure of the Fund’s exposure to investments. For example, with respect to single-name equity swaps that are “fully paid” (equity swaps in which cash and/or cash equivalents are posted as collateral for the purpose of covering the full notional value of the swap), each Fund will count the value of such cash and/or cash equivalents.
In addition, if a Fund's policy is to invest in a certain type of security, the Fund may gain exposure to that type of investment through derivatives or other instruments.
•Investments in underlying funds (including ETFs): each Fund will count all investments in an underlying fund toward the requirement as long as 80% of the value of such underlying fund’s holdings focus on the particular type of investment suggested by the Fund name.
The Diversified Balanced, Diversified Balanced Adaptive Allocation, Diversified Growth, Diversified Growth Adaptive Allocation, Diversified Income, Diversified International, Principal Capital Appreciation, and Short-Term Income Accounts, the Principal LifeTime Accounts, and the SAM Portfolios have not adopted this non-fundamental policy.
Investment Strategies and Risks Related to Borrowing and Senior Securities, Commodity-Related Investments, Industry Concentration, and Loans
Borrowing and Senior Securities
Under the 1940 Act, a fund that borrows money is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary or emergency purposes. If a fund invests the proceeds of borrowing, borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. If a fund invests the proceeds of borrowing, money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Commodity-Related Investments and Commodity Interests
Under the 1940 Act, a fund’s registration statement must recite the fund’s policy with regard to investing in commodities. Each Fund may invest in commodities and commodity interests to the extent permitted by applicable law and under its fundamental and non-fundamental policies and restrictions. Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of each of the Funds under Rule 4.5, PGI is not deemed to be a “commodity pool operator” under the Commodity Exchange Act (“CEA”) as it specifically relates to PGI’s operations with respect to the Funds, and, therefore, is not subject to registration or regulation under the CEA with respect to the operation of the Funds.
The CFTC amended Rule 4.5 exclusions for certain otherwise regulated persons from the definition of the term “commodity pool operator.” Rule 4.5 provides that a registered investment advisor is excluded from the definition of “commodity pool operator” with respect to the operation of a registered investment company if the fund's use of futures contracts, options on futures contracts, and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. Each Fund intends to limit its use of futures contracts, options on futures contracts, and swaps to the degree necessary to fall within one of the two exclusions. If a Fund is unable to do so, it may incur expenses that are necessary for PGI to comply with the CEA and rules the CFTC has adopted under it with respect to the operation of the Funds.
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Industry Concentration
"Concentration” means a fund invests more than 25% of its net assets in a particular industry or group of industries. To monitor compliance with the policy regarding industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International (MSCI)/Standard & Poor’s Global Industry Classification Standard (GICS), the Directory of Companies Filing Annual Reports with the SEC, or any other reasonable industry classification system.
•Each Fund interprets its policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. To the extent a Fund invests its assets in underlying investment companies, 25% or more of such Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investments in one or more underlying investment companies.
•For purposes of this restriction, government securities (such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities) are not subject to the Funds’ industry concentration restrictions.
•Each Fund views its investments in municipal securities as not representing interests in any particular industry or group of industries. For information about municipal securities, see the Municipal Obligations section.
Loans
A Fund may not make loans to other persons, except (i) as permitted by the 1940 Act and the Rules and Regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC Staff, or other authority of competent jurisdiction, or (ii) pursuant to exemptive or other relief or permission from the SEC, SEC Staff, or other authority of competent jurisdiction. Generally, this means the Funds are typically permitted to make loans but must take into account potential issues such as liquidity, valuation, and avoidance of impermissible transactions. Examples of permissible loans include (a) the lending of its portfolio securities, (b) the purchase of debt securities, loan participations, and/or engaging in direct corporate loans in accordance with the Fund’s investment objective and policies, (c) the entry into a repurchase agreement (to the extent such entry is deemed to be a loan), and (d) loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
Other Investment Strategies and Risks
Artificial Intelligence
The capabilities and use of artificial intelligence (“AI”) are rapidly increasing. AI may be utilized by the Funds’ advisor and/or sub-advisors; by issuers in which the Funds invest; or by the Funds’ service providers. AI technologies rely heavily on the collection and analysis of large amounts of data and complex algorithms, and it is possible that AI may produce inaccurate, biased, misleading, or incomplete outputs that could lead to adverse effects for the advisor and/or sub-advisor, issuers, and/or service providers using such technologies. These adverse effects may include reputational harm, legal liability, disruptions to business operations, and/or operational errors and investment losses by users of AI technologies, all of which could impact the Funds. AI also could face regulatory scrutiny in the future, which could limit its development and use. It is impossible to predict the full extent of risks that could impact the Funds from the development and use of AI.
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Commodity Index-Linked Notes
A commodity index-linked note is a type of structured note that is a derivative instrument. Over the long term, the returns on a fund’s investments in commodity index-linked notes are expected to exhibit low or negative correlation with stocks and bonds, which means the prices of commodity-linked notes may move in a different direction than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decrease in value and the prices of certain commodities, such as oil and metals, have historically tended to increase. The reverse may be true during “bull markets,” when the value of traditional securities such as stocks and bonds is increasing. Under such economic conditions, a fund’s investments in commodity index-linked notes may be expected not to perform as well as investments in traditional securities. There can be no assurance, however, that derivative instruments will perform in that manner in the future and, at certain times in the past, the price movements of commodity-linked investments have been parallel to debt and equity securities. If commodities prices move in tandem with the prices of financial assets, they may not provide overall portfolio diversification benefits.
Convertible Securities
A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the fund’s ability to achieve its investment objective.
Synthetic Convertibles
A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
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More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when such a combination may better achieve a fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
A fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the fund in turn assumes credit risk associated with the convertible note.
Corporate Reorganizations
Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation, or reorganization proposal has been announced if, in the judgment of those managing the fund’s investments, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed, or becomes subject to unanticipated uncertainties, including, for example, new or revised laws or regulations, the market price of the securities may decline below the purchase price paid by a fund.
In general, securities that are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount: significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets, or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of those managing the fund’s investments, which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.
Cyber Security Issues
Each Fund and its service providers may be subject to cyber security risks. Those risks include, among others, theft, misuse, or corruption of data maintained online or digitally; denial of service attacks on websites; the loss or unauthorized release of confidential and proprietary business and personal information; operational disruption; or various other forms of cyber security breaches. Cyber-attacks against or security breakdowns of a Fund or its service providers may harm the Fund and its shareholders, potentially resulting in, among other things, financial losses, the inability to buy or sell Fund shares, the inability to calculate a Fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance and remediation costs. Geopolitical tensions may, from time to time, increase the scale and sophistication of cyber-attacks. Cyber security risks may also affect issuers of securities in which a Fund invests, potentially causing the Fund’s investment in such issuers to lose value. Despite cyber security protocols and other risk management processes, there can be no guarantee that a Fund will avoid losses relating to cyber security risks or other information security breaches. The rapidly increasing capabilities and use of artificial intelligence (as discussed under "Artificial Intelligence"), including by bad actors, could exacerbate these risks.
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Derivatives
Options on Securities and Securities Indices
Funds may write (sell) and purchase call and put options on securities and on securities indices. Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities that the Fund plans to purchase, or to generate additional revenue.
•Exchange-Traded Options. An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction.
•Over the Counter (“OTC”) Options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.
•FLexible EXchange Options (“FLEX Options”). FLEX Options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European-style options, which are exercisable only at the expiration date, versus American-style options, which are exercisable any time prior to the expiration date), and expiration dates, while achieving price discovery in competitive, transparent auction markets and avoiding the counterparty exposure of the OTC option positions.
There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities. The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for a Fund.
Writing Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.
The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.
A Fund usually owns the underlying security covered by any outstanding call option. With respect to an outstanding put option, a Fund deposits and maintains with its custodian or segregates on the Fund’s records, cash, or other liquid assets with a value at least equal to the market value of the option that was written.
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Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.
Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. For a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.
When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.
Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.
Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. Each Fund engages in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of those managing the fund’s investments, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.
Index Warrants. A Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then a Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.
Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. A Fund generally purchases or writes only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If the Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities until the option expires or is exercised. A Fund’s ability to terminate option positions established in the over-the-counter market may be more limited than a Fund's ability to terminate exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.
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Futures Contracts and Options on Futures Contracts
Funds may purchase and sell futures contracts of many types, including for example, futures contracts covering indexes, financial instruments, and foreign currencies. Funds may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. The Commodity Futures Trading Commission regulates futures contracts, options on futures contracts, and the commodity exchanges on which they are traded. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Funds may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Funds may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.
Futures Contracts. Funds may purchase or sell a futures contract to gain exposure to a particular market asset without directly purchasing that asset. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Fund usually liquidates futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.
A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).
When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as “initial margin.” In contrast to the use of margin account to purchase securities, the Fund’s deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund’s performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.
Subsequent payments to and from the futures commission merchant, known as “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as “marking to market.” The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.
In using futures contracts, a Fund may seek to establish with more certainty than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund’s debt securities decline in value and thereby keeps the Fund’s net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts.
When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.
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Options on Futures Contracts. Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.
Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.
If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.
When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund’s custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.
Risks Associated with Futures Transactions. There are many risks associated with transactions in futures contracts and related options. The value of the assets that are the subject of the futures contract may not move in the anticipated direction. A Fund’s successful use of futures contracts is subject to the ability of those managing the fund’s investments to predict correctly the factors affecting the market values of the Fund’s portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.
Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. A Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund’s ability effectively to hedge its portfolio.
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Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Debt-Linked and Equity-Linked Securities
Each Fund may invest in debt-linked and equity-linked securities. The investment results of such instruments are intended to correspond generally to the performance of one or more specified equity or debt securities, or of a specific index or analogous “basket” of equity or debt securities. Therefore, investing in these instruments involves risks similar to the risks of investing in the underlying stocks or bonds directly. In addition, a Fund bears the risk that the issuer of an equity- or debt-linked security may default on its obligations under the instrument. Equity- and debt-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments as well as structured notes. Like many derivatives and structured notes, equity- and debt-linked securities may be considered illiquid, potentially limiting a Fund’s ability to dispose of them.
Hybrid Instruments
A hybrid instrument is a type of derivative that combines a traditional stock or bond with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be economically similar to a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable and therefore are subject to many of the same risks as investments in those underlying securities, instruments or commodities.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
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Spread Transactions
Funds may engage in spread trades, which typically represent a simultaneous purchase and sale of two different contracts designed to capture the change in the relationship in price between the two contracts. Spread transactions are typically accompanied by lower margin requirements and lower volatility than an outright purchase. Funds may purchase spread options. The purchase of a covered spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The security covering the spread option is maintained in segregated accounts either with the Fund’s custodian or on the Fund’s records. The Funds do not consider a security covered by a spread option to be “pledged” as that term is used in the Fund’s policy limiting the pledging or mortgaging of assets. The purchase of spread options can be used to protect Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.
Swap Agreements and Options on Swap Agreements
Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency swap agreements and currency exchange rate swap agreements. Funds may also enter into options on swap agreements (“swap options”).
Funds may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; to protect against currency fluctuations; as a duration management technique; to protect against any increase in the price of securities a Fund anticipates purchasing at a later date; to gain exposure to one or more securities, currencies, or interest rates; to take advantage of perceived mispricing in the securities markets; or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.
•Interest Rate Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
•Currency Swaps. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
•Index Swaps. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury Securities).
•Total Return Swaps. A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases.
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•Commodity Swap Agreements. Consistent with a Fund’s investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the Secured Overnight Financing Rate (SOFR) or a similar reference rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.
•Credit Default Swap Agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.
Funds may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally-weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which a Fund is exposed, such investments entail additional risks that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.
•Investment Pools. Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid.
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•Contracts for Differences. “Contracts for differences” are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. For example, as to one of the baskets, a Fund’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, a Fund’s return is based on theoretical short futures positions in the securities comprising that other basket. The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage. Funds may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences. Funds may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.
•Swaptions. A swap option (also known as “swaptions”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The buyer and seller of the swap option agree on the strike price, length of the option period, the term of the swap, notional amount, amortization and frequency of settlement. Funds may engage in swap options for hedging purposes or in an attempt to manage and mitigate credit and interest rate risk. Funds may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, imperfect correlation between movements of the price of the swap options and the price of the securities, indices or other assets serving as reference instruments for the swap option, reducing the effectiveness of the instrument for hedging or investment purposes.
Obligations under Swap Agreements. The swap agreements a Fund enters into settle in cash and, therefore, provide for calculation of the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund's current obligations (or rights) under such a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's current obligations under such a swap agreement will be accrued daily (offset against any amounts owed to the Fund).
Risks Associated with Swap Agreements. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of those managing the fund’s investments to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by those managing the fund’s investments. Certain restrictions imposed on each Fund by the Internal Revenue Code may limit a Fund’s ability to use swap agreements.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Liquidity of Swap Agreements. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid. The liquidity of swap agreements will be determined by those managing the fund’s investments based on various factors, including:
•the frequency of trades and quotations,
•the number of dealers and prospective purchasers in the marketplace,
•dealer undertakings to make a market,
•the nature of the security (including any demand or tender features), and
•the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).
Such determination will govern whether a swap will be deemed to be within each Fund’s restriction on investments in illiquid securities.
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Valuing Swap Agreements. For purposes of applying a fund’s investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the funds at market value. In the case of a credit default swap, however, in applying certain of the funds’ investment policies and restrictions the fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the funds’ other investment policies and restrictions. For example, a fund may value credit default swaps at full exposure value for purposes of the fund’s credit quality guidelines because such value reflects the fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Permissible Uses of Futures and Options on Futures Contracts
Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund’s exposure to various currency, commodity, equity, or fixed-income markets. Each Fund may engage in futures trading in an effort to generate returns. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.
Limitations on the Use of Futures, Options on Futures Contracts, and Swaps
CFTC Rule 4.5 provides that an investment company does not meet the definition of “commodity pool operator” under the CEA if its use of futures contracts, options on futures contracts, and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. Each Fund intends to limit its use of futures contracts, options on futures contracts, and swaps to the degree necessary to fall within one of the two exclusions. If a Fund is unable to do so, it may incur expenses that are necessary to comply with the CEA and the rules the CFTC has adopted under it.
Risk of Potential Government Regulation of Derivatives
It is possible that additional government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent a fund from using such instruments as a part of its investment strategy, and could ultimately prevent a fund from being able to achieve its investment objective. It is difficult to predict the effects future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a fund to use certain instruments as a part of its investment strategy.
Limits or restrictions applicable to the counterparties with which the funds engage in derivative transactions could also prevent the funds from using certain instruments.
Environmental, Social, and Governance Factors in the Selection of Portfolio Securities
(Applicable to all or a portion of the following Funds: Blue Chip Account, Core Plus Bond Account, Diversified International Account, Equity Income Account, Global Emerging Markets Account, LargeCap Growth Account I, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio)
The portfolio managers of the Funds consider one or more environmental, social, and/or governance (“ESG”) factors along with other, non-ESG factors in making investment decisions. The consideration of ESG factors is intended to further the stated objective of the particular Funds. These ESG factors are generally no more significant than other factors in the investment selection process, such that ESG factors may not be determinative in deciding to include or exclude any particular investment in the portfolio. By way of example, environmental factors can include one or more of the following: climate change, natural resources, pollution and waste, and environmental opportunities. Social factors can include one or more of the following: human capital, product liability, stakeholder opposition, and social opportunities. Governance factors can include corporate governance and/or corporate behavior. Integration of ESG factors is qualitative and subjective by nature. There is no guarantee that the criteria used, or judgment exercised, will reflect the beliefs or values of any particular investor. Further, there is no assurance that any strategy or integration of ESG factors will be successful or profitable.
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Fixed-Income Securities
ETNs
Certain funds may invest in, or sell short, exchange-traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.
ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear their proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The Internal Revenue Service (“IRS”) and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may also be times when an ETN share trades at a premium or discount to its market benchmark or strategy.
Funding Agreements
Some Funds may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to a Fund on a monthly basis guaranteed interest, which is based on an index (such as SOFR or a similar reference rate). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company. GICs are considered illiquid securities and will be subject to any limitations on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.
Generally, funding agreements are not assignable or transferable without the permission of the issuing company, and an active secondary market in some funding agreements does not currently exist. Investments in GICs are subject to the risks associated with fixed-income instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.
Inflation-Indexed Bonds
Some Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
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Step-Coupon Securities
Each Fund may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.
“Stripped” Securities
Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.
Structured Notes
Some Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.
Structured notes can serve many different purposes in the management of a fund. For example, they can be used to increase a fund’s exposure to changes in the value of assets that a fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They also can be used to hedge the risks associated with other investments a fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a fund’s portfolio as a whole. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments.
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Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Structured notes also may be more difficult to accurately price than less complex securities and instruments or more traditional debt securities. Many structured notes have limited or no liquidity, so that a fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the analysis of those managing the fund’s investments of the issuer’s creditworthiness and financial prospects, and of their forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative securities.
Zero-Coupon Securities
Each Fund may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.
Foreign Currency Transactions
Options on Foreign Currencies
A Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. Each Fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio. Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require a Fund to forgo a portion or all of the benefits of advantageous changes in those rates.
Each Fund also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.
Futures on Currency
A foreign currency future provides for the future sale by one party and purchase by another party of a specified quantity of foreign currency at a specified price and time. A public market exists in futures contracts covering a number of foreign currencies. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.
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Forward Foreign Currency Exchange Contracts
Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.
The typical use of a forward contract is to “lock in” the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
Those managing the fund’s investments also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, each Fund may enter into “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.
It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.
Foreign Securities
Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability, or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability; military action or unrest; or adverse diplomatic developments.
Asia-Pacific Countries
In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision- making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.
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An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
China
Investing in China involves special considerations, including: the risk of nationalization or expropriation of assets or confiscatory taxation; greater governmental involvement in and control over the economy, interest rates and currency exchange rates; controls on foreign investment and limitations on repatriation of invested capital; greater social, economic and political uncertainty; dependency on exports and the corresponding importance of international trade; and currency exchange rate fluctuations. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government’s actions in this respect may not be transparent or predictable. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. These and other factors may decrease the value and liquidity of a fund’s investments.
A fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). VIEs are not formally recognized under Chinese law and are subject to risks, such as the risk that China could cease to allow VIEs, could impose new restrictions on VIEs, or could deem the contractual arrangements of VIEs unenforceable. These risks could limit or eliminate the remedies and rights available to VIEs and their investors, such as a fund. If these risks materialize, the value of a fund’s investments in VIEs could be adversely affected, and a fund could incur significant losses with no available recourse.
Investments in Stock Connect and Bond Connect
Funds may invest in China A shares, which are shares of certain Chinese companies listed and traded through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange (“SSE”), the Shenzhen Stock Exchange (“SZSE”) and China Securities Depository and Clearing Corporation Limited, which seeks to provide mutual stock market access between Mainland China and Hong Kong. Trading through Stock Connect is subject to numerous restrictions and risks that could impair the Fund’s ability to invest in or sell China A shares and adversely affect the Fund’s performance, such as the following:
•China A shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules, regulations, and restrictions. Such securities may lose their eligibility, in which case they presumably could be sold but could no longer be purchased through Stock Connect. Market volatility and settlement difficulties in the China A share markets may result in significant fluctuations in the prices and liquidity of the securities traded on such markets. Further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Fund.
•Stock Connect is generally only available on business days when both the China and Hong Kong markets are open and when banking services are available in both markets on the corresponding settlement days. As a result, a Fund may not be able trade when it would be otherwise attractive to do so, and the Fund may not be able to dispose of its China A shares in a timely manner.
•Investing in China A shares is subject to Stock Connect’s clearance and settlement procedures, which could pose risks to the Fund. Certain requirements must be completed before the market opening, or a Fund cannot sell the shares on that trading day. Stock Connect also imposes quotas that limit aggregate net purchases on an exchange on a particular day, and an investor cannot purchase and sell the same security through Stock Connect on the same trading day. Once the daily quota is reached, orders to purchase additional China A shares through Stock Connect will be rejected. Such restrictions could limit a Fund’s ability to sell its China A shares in a timely manner, or to sell them at all.
•If a Fund holds 5% or more of a China A share issuer’s total shares through Stock Connect investments, the Fund must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. All accounts managed by the Funds’ Advisor and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.
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•Stock Connect uses an omnibus clearing structure, and the Fund’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Fund’s advisor to effectively manage a Fund, and may expose the Fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A shares through Stock Connect may be available only through a single broker that is an affiliate of the Fund’s custodian, which may affect the quality of execution provided by such broker.
•China A shares purchased through Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, and not the Fund’s name as the beneficial owner. Therefore, a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A shares may be limited. While Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership through Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve.
•The Fund’s investments in China A shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Investments in China A shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. If the depository of the SSE and the SZSE defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process.
•Fees, costs and taxes imposed on foreign investors (such as the Fund) may be higher than comparable fees, costs and taxes imposed on owners of other securities that provide similar investment exposure. Trades using Stock Connect may also be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities. Uncertainties in China’s tax rules related to the taxation of income and gains from investments in China A shares could result in unexpected tax liabilities for the Fund, and the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.
•Because trades of eligible China A shares on Stock Connect must be settled in Renminbi (RMB), the Chinese currency, Funds investing through Stock Connect will be exposed to RMB currency risks. The ability to hedge RMB currency risks may be limited. The RMB is subject to exchange control restrictions, and the Fund could be adversely affected by delays in converting currencies into RMB and vice versa.
•Because Stock Connect is in its early stages, the effect on the market for trading China A shares with the introduction of numerous foreign investors is currently unknown. Stock Connect is relatively new and may be subject to further interpretation and guidance. There can be no assurance as to Stock Connect’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.
Funds may also invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China - Hong Kong Bond Connect program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of investors (such as the Fund) in accounts maintained with maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). Investments using Bond Connect are subject to risks similar to those described above with respect to Stock Connect.
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Europe
The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. Certain funds may invest in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The United Kingdom (the "UK") departed the EU on January 31, 2020 (commonly referred to as "Brexit"). As a result of Brexit, the UK may be less stable than it had been in prior years, and investments in the UK may be more volatile due to economic uncertainty and currency exchange rate fluctuations. The impact of these actions by European countries, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.
Japan
Japanese investments may be significantly affected by events influencing Japan’s economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Japan is located in a seismically active area, and has experienced earthquakes and tsunamis that have significantly affected important elements of its infrastructure. Due to these events, Japan’s financial markets can fluctuate dramatically. The full extent of the impact of earthquakes and tsunamis on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.
Latin America
Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, the political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Certain Latin American countries may also have managed currencies, which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Finally, a number of Latin American countries are among the largest debtors of developing markets. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.
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High Yield Securities
Each Fund may invest a portion of its assets in bonds that are rated below investment grade (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global Ratings. If the bond has been rated by only one of the rating agencies, that rating will determine the bond's rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond's quality. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. Issuers of high yield securities may be involved in restructurings or bankruptcy proceedings that may not be successful. If an issuer defaults, it may not be able to pay all or a portion of interest and principal owed to the fund, it may exchange the high yield securities owned by the fund for other securities, including equities, and/or the fund may incur additional expenses while seeking recovery of its investment. Some funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. Those managing the fund’s investments will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each fund has with regard to high yield bonds unless those managing the fund’s investments deem such securities to be the equivalent of investment-grade bonds. Some of the high yield securities consist of Rule 144A securities. High yield securities may contain any type of interest rate payment or reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and those with auction rate features.
Initial Public Offerings (“IPOs”)
An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.
When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund’s assets grow, the effect of the fund’s investments in IPOs on the fund’s performance probably will decline, which could reduce the fund’s performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period. This may increase the turnover of the fund’s portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.
Interfund Lending and Borrowing
The SEC has granted an exemption permitting Principal Funds to borrow money from and lend money to each other for temporary or emergency purposes. The loans are subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with a fund’s investment objectives and policies. Interfund loans and borrowings have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The Board is responsible for overseeing and periodically reviewing the interfund lending program.
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Inverse Floating Rate and Other Variable and Floating Rate Instruments
Each Fund may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating rate debt instruments, or “inverse floaters”. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.
Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies (including interval funds), unit investment trusts, various exchange-traded funds (“ETFs”), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as certain closed-end investment companies, do not continuously offer their shares for sale (like open-end investment companies) but instead issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. An interval fund is a type of closed-end investment company that is continuously offered at net asset value, is not listed on an exchange, and only periodically offers to repurchase a limited amount of outstanding shares from its shareholders. Investing in interval funds involves liquidity risk, and the liquidity risk is even greater in interval funds that invest in securities of companies with smaller market capitalizations, derivatives, securities with substantial market and/or credit risk, or securities that are themselves illiquid. Other types of investment companies, such as ETFs, are continuously offered at net asset value but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than NAV.
A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The fund would also continue to pay its own advisory fees and other expenses. Consequently, the fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
A fund may invest in affiliated underlying funds, and those who manage such fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
Master Limited Partnerships (“MLPs”)
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from “Qualifying Income”. Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP’s organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.
An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.
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The business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/ or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The costs of natural gas pipeline MLPs to perform services may exceed the negotiated rates under “negotiated rate” contracts. Processing MLPs may be directly affected by energy commodity prices. Propane MLPs own the underlying energy commodity, and therefore have direct exposure to energy commodity prices. The MLP industry in general could be hurt by market perception that MLP’s performance and valuation are directly tied to commodity prices.
Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low-cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.
Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids (“NGLs”). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.
Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.
MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy Regulatory Commission (“FERC”), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and establishment of reasonable rates for transporting petroleum and petroleum products by pipeline. Certain MLPs regulated by the FERC have the right, but are not obligated, to redeem common units held by an investor who is not subject to U.S. federal income taxation. The financial condition and results of operations of an MLP that redeems its common units could be adversely impacted.
MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.
MLPs may be subject to liability relating to the release of substances into the environment, including liability under federal “Superfund” and similar state laws for investigation and remediation of releases and threatened releases of hazardous materials, as well as liability for injury and property damage for accidental events, such as explosions or discharges of materials causing personal injury and damage to property. Such potential liabilities could have a material adverse effect upon the financial condition and results of operations of MLPs.
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MLPs are subject to numerous business related risks, including: deterioration of business fundamentals reducing profitability due to development of alternative energy sources, consumer sentiment with respect to global warming, changing demographics in the markets served, unexpectedly prolonged and precipitous changes in commodity prices and increased competition that reduces the MLP’s market share; the lack of growth of markets requiring growth through acquisitions; disruptions in transportation systems; the dependence of certain MLPs upon the energy exploration and development activities of unrelated third parties; availability of capital for expansion and construction of needed facilities; a significant decrease in natural gas production due to depressed commodity prices or otherwise; the inability of MLPs to successfully integrate recent or future acquisitions; and the general level of the economy.
Municipal Obligations and AMT-Subject Bonds
Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.
The term “Municipal Obligations” includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities. To the extent that a fund invests a significant portion of its assets in municipal obligations issued in connection with a single project, the fund likely will be affected by the economic, business or political environment of the project.
AMT-Subject Bonds are industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal individual alternative minimum tax.
Municipal Bonds
Municipal Bonds may be either “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Funds may also invest in “moral obligation” bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.
Municipal Commercial Paper
Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
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Municipal Notes
Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer’s receipt of the anticipated revenues. Other notes include “Construction Loan Notes” issued to provide construction financing for specific projects, and “Bank Notes” issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes (“Project Notes”) are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.
•Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.
•Bond Anticipation Notes (“BANs”) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer’s access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.
•Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association (“GNMA”) to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan.
•Revenue Anticipation Notes (“RANs”) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.
•Tax Anticipation Notes (“TANs”) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer’s capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer’s ability to meet its obligations on outstanding TANs.
Other Municipal Obligations
Other kinds of Municipal Obligations are occasionally available in the marketplace, and the fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned.
Stand-By Commitments
Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant funds’ option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a fund with respect to a particular municipal security held in the fund’s portfolio.
The amount payable to a fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the fund. Absent unusual circumstances, the fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.
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A fund’s right to exercise a stand-by commitment would be unconditional and unqualified. Although a fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the funds without the payment of any direct or indirect consideration. The funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a fund’s portfolio would not exceed 0.50% of the value of a fund’s total assets calculated immediately after each stand-by commitment is acquired.
The funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that those managing the fund’s investments believe present minimum credit risks. A fund’s ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a fund will be evaluated on an ongoing basis by those managing the fund’s investments.
A fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a fund’s portfolio.
Variable and Floating Rate Obligations
Certain Municipal Obligations, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically, such instruments carry demand features permitting the fund to redeem at par.
The fund’s right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. Those managing the fund’s investments monitor on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
Funds may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A fund has the right to demand payment on seven days’ notice, for all or any part of the fund’s participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the fund.
Risks of Municipal Obligations
The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The fund’s ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.
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Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the fund to pay “exempt interest” dividends may be adversely affected. The fund would reevaluate its investment objective and policies and consider changes in its structure.
Pay-in-Kind Securities
Each Fund may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security, and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.
Portfolio Turnover (Active Trading)
Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio’s purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.
It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.
Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio’s holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.
Higher portfolio turnover rates generally increase transaction costs that are expenses of the Fund. Active trading may generate short-term gains (losses) for taxable shareholders.
The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

Account/Portfolio	2025 Turnover	2024 Turnover	Comments
SAM Balanced	48.2%	19.4%	Turnover increased in 2025 due to allocation changes over the year.
SAM Conservative Growth	47.2	20.8	Turnover increased in 2025 due to allocation changes over the year.
SAM Strategic Growth	49.8	20.5	Turnover increased in 2025 due to allocation changes over the year.
U.S. LargeCap S&P 500 Index Buffer April	25.3	158.4	Turnover varies due to cash flow activity.
U.S. LargeCap S&P 500 Index Buffer October	89.5	43.9	Turnover varies due to cash flow activity.
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Preferred Securities
Preferred securities can include: traditional preferred securities, hybrid-preferred securities, $25 par hybrid preferred securities, baby bonds, U.S. dividend received deduction (“DRD”) preferred stock, fixed rate and floating rate adjustable preferred securities, step-up preferred securities, public and 144A $1000 par capital securities including U.S. agency subordinated debt issues, trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities.
•Traditional Preferred Securities. Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds.
•Hybrid or Trust Preferred Securities. Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities (characteristics of both subordinated debt and preferred stock). Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.
Preferred securities may be issued by trusts (likely one that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company) or other special purpose entities established by operating companies, and are therefore not direct obligations of operating companies. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution can be looked to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a fund.
•Floating Rate Preferred Securities. Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.
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If a portion of a fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, distributions reported by a fund as derived from qualified dividend income (“QDI”) will be taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided certain holding period and other requirements are met by both the shareholder and the fund. Dividend income that a fund receives from REITs, if any, will generally not be treated as QDI and will not qualify for the corporate dividends-received deduction. It is unclear the extent to which distributions a fund receives from investments in certain preferred securities will be eligible for treatment as QDI or for the corporate dividends-received deduction. A fund cannot predict at this time what portion, if any, of its dividends will qualify for the corporate dividends-received deduction or be eligible for the reduced rates of taxation applicable to QDI.
Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs (“REIT-like”) entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make and/or invests in construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See “Foreign Securities”).
Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
Each Fund may invest in repurchase and reverse repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the fund’s investments deem creditworthy (those that are large, well-capitalized, and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Funds pay to the seller of the securities.
In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund’s limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by those managing the fund’s investments.
Each Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A Fund will enter into reverse repurchase agreements only with parties that those managing the fund's investments deem creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund.
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A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
Each Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.
Restricted and Illiquid Securities
A Fund may experience difficulty in valuing and selling illiquid securities and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act, (7) thinly-traded securities, and (8) securities whose resale is restricted under the federal securities laws or contractual provisions (including restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers). Generally, restricted securities may be sold only in a public offering for which a registration statement has been filed and declared effective or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund that owns restricted securities may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell.
Illiquid and restricted securities are priced at fair value as determined in good faith by PGI as the Funds’ valuation designee, subject to the Board’s oversight. As described above, some of the Funds have adopted investment restrictions that limit investments in illiquid securities.
Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts’ expenses.
Securitized Products - Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which a Fund may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.
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In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.
The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.
Each Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CBOs, CLOs, and other CDOs are types of asset-backed securities. A CBO is a trust that is often backed by a diversified pool of high risk, below-investment-grade fixed-income securities. The collateral can be from many different types of fixed-income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities, and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs, and other CDOs may charge management fees and administrative expenses.
Short Sales
A short sale involves the sale by a fund of a security that it does not own with the expectation of covering settlement by purchasing the same security at a later date at a lower price. A fund may also enter into a short position by using a derivative instrument, such as a future, forward, or swap agreement. If the price of the security or derivative increases prior to the time the fund is required to replace the borrowed security, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the broker. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the value of the investment.
A “short sale against the box” is a technique that involves selling either a security owned by a fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, at no additional cost, for delivery at a specified date in the future. Each fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short against the box increases prior to the scheduled delivery date, a fund will lose money.
Special Purpose Acquisition Companies (“SPACs”)
Each Fund may invest in securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC or similar entity generally maintains assets (less a portion retained to cover expenses) in a trust account comprised of U.S. government securities, money market securities, and cash, and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments. Because SPACs and similar entities are in essence blank-check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition, which may not occur. For example, even if an acquisition or merger target is identified, the Fund may elect not to participate in, or vote to approve, the proposed transaction. Moreover, an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value.
SPACs are also subject to the following additional risks:
•The risk that, in the case of SPACs used as an opportunity for startups to go public without going through the traditional IPO process, such startups may become publicly traded with potentially less due diligence than what is typical in a traditional IPO through an underwriter and may not be experienced in facing the challenges, expenses and risks of being a public company, including the increased regulatory and financial scrutiny and the need to comply with applicable governance and accounting requirements.
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•SPAC sponsors may have a potential conflict of interest to complete a deal that may be unfavorable for other investors in the SPAC. For example, SPAC sponsors often own warrants to acquire additional shares of the company at a fixed price, and the exercise by the SPAC sponsor of its warrants may dilute the value of the equity interests of other investors in the SPAC.
•Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.
•Only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a lower price. Investments in SPACs may include private placements, including PIPEs, and, accordingly, may be considered illiquid and/or be subject to restrictions on resale.
•Values of investments in SPACs may be highly volatile and may depreciate significantly over time.
Supranational Entities
Each Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.
Synthetic Securities
Incidental to other transactions in fixed income securities and/or for investment purposes, a Fund also may combine options on securities with cash, cash equivalent investments or other fixed income securities in order to create “synthetic” securities which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain non-U.S. governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). A Fund also may purchase forward non-U.S. exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic non-U.S. currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics. The use of synthetic bonds and other synthetic securities may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Synthetic securities may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.
Temporary Defensive Measures/Money Market Instruments
Each Fund may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that each Fund may purchase:
•U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.
•U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
•U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
•U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.
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•Bank Obligations - Certificates of deposit, time deposits and bankers’ acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of those managing the fund’s investments, are of comparable quality. A Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by those managing the fund’s investments to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund.
A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers’ acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.
•Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.
•Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity, with certain exceptions permitted by applicable regulations.
•Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.
•Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.
U.S. Government and U.S. Government-Sponsored Securities
U.S. government securities refers to a variety of debt securities issued by or guaranteed by the U.S. Treasury, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), and are supported by the full faith and credit of the United States meaning that the U.S. government is required to repay the principal in the event of default. Others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. The U.S. government does not guarantee the market price of any U.S. government security.
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Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government.
U.S. government securities and U.S. government-sponsored securities may be adversely impacted by changes in interest rates or a default by or decline in the credit rating of the applicable government-sponsored entity. There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight, and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. government securities may be affected adversely by changes in the ratings of those securities.
Warrants and Rights
The Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.
When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made.
When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.
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LEADERSHIP STRUCTURE AND BOARD
PVC's Board has overall responsibility for overseeing PVC's operations in accordance with the 1940 Act, other applicable laws, and PVC's charter. Each Board Member serves on the Boards of the following investment companies: Principal Funds, Inc. (“PFI”), Principal Variable Contracts Funds, Inc. (“PVC”), and Principal Exchange-Traded Funds (“PETF”), which are collectively referred to in this SAI as the “Principal Funds.” The Principal Funds are part of a "Fund Complex," which is comprised of the Principal Funds (PFI, PVC, and PETF), Principal Real Asset Fund, and Principal Private Credit Fund. Board Members who are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Principal Funds are considered “interested persons” of the Funds (as defined in the 1940 Act) and are referred to in this SAI as “Interested Board Members.” Board Members who are not Interested Board Members are referred to as “Independent Board Members.”
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Principal Funds. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Principal Funds.
The Board meets in regularly scheduled meetings throughout the year. Board meetings may occur in-person, by telephone, or virtually. In addition, the Board holds special meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Independent Board Members also meet annually to consider renewal of advisory contracts.
The Chairman of the Board is an interested person of the Principal Funds. The Independent Board Members have appointed a Lead Independent Board Member whose role is to review and approve, with the Chairman, each Board meeting’s agenda and to facilitate communication between and among the Independent Board Members, management, and the full Board. The Board’s leadership structure is appropriate for the Principal Funds given its characteristics and circumstances, including the number of portfolios, variety of asset classes, net assets, and distribution arrangements. The appropriateness of this structure is enhanced by the establishment and allocation of responsibilities among the following Committees, which report their activities to the Board on a regular basis.
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Committee Members	Primary Purpose and Responsibilities	Meetings Held During the Last Fiscal Year
15(c) Committee Padelford L. Lattimer, Chair Daniel J. Beckman Katharin S. Dyer Karen McMillan	The Committee’s primary purpose is to assist the Board in performing the annual review of the Funds’ advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.	3
Audit Committee Frances P. Grieb, Chair Craig Damos Victor L. Hymes Sharmila C. Kassam	The Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Principal Funds' accounting policies, financial reporting, and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Principal Funds' financial statements; 2) the Principal Funds' compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Principal Funds' independent registered public accountants. The Audit Committee also facilitates communication among the independent registered public accountants, PGI’s internal auditors, Principal Funds management, and the Board.	8
Executive Committee Kamal Bhatia, Chair Craig Damos Kenneth A. McCullum	The Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Principal Funds' business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange that does not require shareholder approval.	None
Nominating and Governance Committee Victor L. Hymes, Chair Craig Damos Frances P. Grieb Thomas A. Swank	The Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee’s nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Principal Funds. Recommendations should be submitted in writing to the Principal Funds Secretary, in care of the Principal Funds, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Funds as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
	When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an “interested person” of the Funds as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.	6
Operations Committee Thomas A. Swank, Chair Daniel J. Beckman Katharin S. Dyer Padelford L. Lattimer	The Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Principal Funds, communications with the Principal Funds' shareholders, and the Principal Funds' operations.	4
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Risk oversight forms part of the Board’s general oversight of the Principal Funds. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Principal Funds and principal service providers. As part of its regular oversight functions, the Board, directly or through a committee, interacts with and reviews reports from, among others, management, sub-advisors, the Chief Compliance Officer, the independent registered public accounting firm, and internal auditors for PGI or its affiliates, as appropriate. The Board, with the assistance of management and PGI, reviews investment policies and risks in connection with its review of Principal Funds performance. In addition, as part of the Board’s periodic review of advisory, sub-advisory, and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board has designated PGI as the Funds’ valuation designee, as permitted by SEC Rule 2a-5, where PGI is responsible for the day-to-day valuation and oversight responsibilities of the Funds, subject to the Board’s oversight. PGI has established a Valuation Committee to fulfill its oversight responsibilities as the Funds’ valuation designee.
Each Board Member has significant prior senior management and/or board experience. Board Members are selected and retained based upon their skills, experience, judgment, analytical ability, diligence, and ability to work effectively with other Board Members, a commitment to the interests of shareholders, and, for each Independent Board Member, a demonstrated willingness to take an independent and questioning view of management. In addition to these general qualifications, the Board seeks members who build upon the Board’s diversity. Below is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion that each person identified below should serve as a Board Member. As required by rules adopted under the 1940 Act, the Independent Board Members select and nominate all candidates for Independent Board Member positions.
Independent Board Members
Daniel J. Beckman. Mr. Beckman has served as an Independent Board Member of the Principal Funds since 2026. He served as President of Ameriprise Trust Company from 2024 to 2025. Mr. Beckman served as the President and Principal Executive Officer of the Columbia Funds and Columbia Acorn/Wanger Funds from 2021 to 2025. From 2015 to 2025, he served as Vice President of Columbia Management Investment Advisers, LLC. Mr. Beckman also served as a Director of Columbia Management Investment Distributors, Inc. from 2018 to 2025. Through his education, employment experience, and experience as a board member, Mr. Beckman is experienced with financial, regulatory, and investment matters.
Craig Damos. Mr. Damos has served as an Independent Board Member of the Principal Funds since 2008. Since 2011, Mr. Damos has served as the President of C.P. Damos Consulting, LLC (doing business as Craig Damos Consulting). He has also served as a Director of the employees’ stock ownership plan of the Baker Group since 2020. Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006 to 2010; Vertical Growth Officer of Weitz Company from 2004 to 2006; and Chief Financial Officer of Weitz Company from 2000 to 2004. From 2005 to 2008, Mr. Damos served as a Director of West Bank. Through his education, employment experience, and experience as a board member, Mr. Damos is experienced with financial, accounting, regulatory, and investment matters.
Katharin S. Dyer. Ms. Dyer has served as an Independent Board Member of the Principal Funds since 2023. She is the Founder and Chief Executive Officer of PivotWise, a firm providing strategic advice focused on digital transformation. Ms. Dyer currently serves as a Director of Liquidity Services and the Grameen Foundation. She was formerly employed by IBM Global Services as a Global Partner and a member of the senior leadership team from 2016 to 2018. Ms. Dyer was a member of the Global Management Team at American Express Company from 2013 to 2015. Through her education, employment experience, and experience as a board member, Ms. Dyer is experienced with financial, information and digital technology, investment, and regulatory matters.
Frances P. Grieb. Ms. Grieb has served as an Independent Board Member of the Principal Funds since 2023. Ms. Grieb currently serves as a Director of the National Advisory Board of the College of Business at the University of Nebraska at Omaha. She is a member of the American Institute of Certified Public Accountants and the National Association of Corporate Directors. From 2022 to 2025, she served as a Director of First Interstate BancSystem, Inc. and from 2014 to 2022, she served as a Director of Great Western Bancorp, Inc. Ms. Grieb is a retired partner having served in various leadership roles at Deloitte LLP from 1982 to 2010. Ms. Grieb is a retired Certified Public Accountant. Through her education, employment experience, and experience as a board member, Ms. Grieb is experienced with financial, accounting, investment, and regulatory matters.
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Victor L. Hymes. Mr. Hymes has served as an Independent Board Member of the Principal Funds since 2020. He currently serves as Founder, Chief Executive Officer, and Chief Investment Officer of Legato Capital Management, LLC. Over the past thirty years, Mr. Hymes has served in the roles of Chief Executive Officer, Chief Operating Officer, Chief Investment Officer, portfolio manager, and other senior management positions with investment management firms, including Zurich Scudder Investments, Inc., Goldman, Sachs & Co., and Kidder, Peabody & Co. Mr. Hymes has served on numerous boards and has chaired four investment committees over the past two decades. Through his education, employment experience, and experience as a board member, Mr. Hymes is experienced with financial, accounting, regulatory, and investment matters.
Sharmila C. Kassam. Ms. Kassam has served as an Independent Board Member of the Principal Funds since 2025. She is the Founder of Aligned Capital Investing, LLC. Ms. Kassam served as Vice President and Head of Asset Owner Solutions at Nasdaq, Inc. from 2021 to 2023. From 2014 to 2019, Ms. Kassam served as Deputy Chief Investment Officer, Texas Employees Retirement Fund. Ms. Kassam is a licensed attorney and Certified Public Accountant. She is also faculty for the Institutional Limited Partner Association Institute. Through her education, employment experience, and experience as a board member, Ms. Kassam is experienced in financial, regulatory, accounting, and investment matters.
Padelford L. Lattimer. Mr. Lattimer has served as an Independent Board Member of the Principal Funds since 2020. He currently serves as Managing Partner for TBA Management Consulting LLC. For more than twenty years, Mr. Lattimer served in various capacities at financial services companies, including as a senior managing director for TIAA Cref Asset Management (2004-2010), First Vice President at Mellon Financial Corporation (2002-2004), and in product management roles at Citibank (2000-2002). Through his education, employment experience, and experience as a board member, Mr. Lattimer is experienced with financial, regulatory, and investment matters.
Karen McMillan. Ms. McMillan has served as an Independent Board Member of the Principal Funds since 2014. She served as a Managing Director of Patomak Global Partners, LLC from 2014 to 2021. From 2007 to 2014, Ms. McMillan served as General Counsel to the Investment Company Institute. Prior to that (from 1999-2007), she worked as an attorney in private practice, specializing in the mutual fund industry. From 1991 to 1999, she served in various roles as counsel at the SEC, Division of Investment Management, including as Assistant Chief Counsel. Through her professional education, experience as an attorney, and experience as a board member, Ms. McMillan is experienced in financial, investment, and regulatory matters.
Thomas A. Swank. Mr. Swank has served as an Independent Board Member of the Principal Funds since 2024. From 2015 to 2023, Mr. Swank served as the Chief Executive Officer and President of Wellabe, formerly American Enterprise Group, Inc. He has served as the Chairman of the Board for Wellabe since 2023 and as a Director since 2015. Mr. Swank has also served as a Director on the Director Forum 500 - American Council of Life Insurers since 2015. Through his education, employment experience, and experience as a board member, Mr. Swank is experienced with financial, accounting, regulatory, and investment matters.
Interested Board Members
Kamal Bhatia. Mr. Bhatia has served as Chair of the Principal Funds since 2023. He has also served as President and Chief Executive Officer of the Principal Funds since 2019. Since February 2024, Mr. Bhatia has served as the President and Chief Executive Officer for Principal Asset ManagementSM. He served as Senior Executive Managing Director - Global Head of Investments for Principal Asset ManagementSM in 2023 and a Senior Executive Director and Chief Operating Officer of Principal Asset ManagementSM from 2019 to 2023. Mr. Bhatia joined Principal® in 2019 and serves as a director of numerous Principal® affiliates. From 2011 to 2019, he was a Senior Vice President for Oppenheimer Funds. Mr. Bhatia is a CFA® charter holder. Through his education and experience, Mr. Bhatia is experienced with financial, marketing, regulatory, and investment matters.
Kenneth A. McCullum. Mr. McCullum has served as a Board Member of the Principal Funds since 2023. Mr. McCullum has served as Executive Vice President and Chief Risk Officer for Principal® since 2023. Prior to that, he served as Senior Vice President and Chief Risk Officer for Principal® from 2020 to 2023 and Vice President and Chief Actuary for Principal® from 2015 to 2020. From 2013 to 2015, Mr. McCullum was an Executive Vice President responsible for business development at Delaware Life Insurance Company. He served as a Senior Vice President for the life annuity business at Sun Life from 2010 to 2013. Mr. McCullum is a Fellow of the Society of Actuaries and is a Member of the American Academy of Actuaries. Through his education and experience, Mr. McCullum is experienced with financial, accounting, regulatory, and investment matters.
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Additional Information Regarding Board Members and Officers
The following tables present additional information regarding the Board Members and Principal Funds officers, including their principal occupations, which, unless specific dates are shown, are of more than five years duration. For each Board Member, the tables also include information concerning other directorships held in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act.

INDEPENDENT BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Principal Funds	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Daniel J. Beckman 711 High Street Des Moines, IA 50392 1962	Director, PFI and PVC (since 2026) Trustee, PETF (since 2026)	President, Ameriprise Trust Company (2024-2025); President and Principal Executive Officer, Columbia Funds (2021-2025); Vice President, Columbia Management Investment Advisers, LLC (2015-2025); Vice President - Head of North America Product, Columbia Management Investment Advisers, LLC (2015-2023); President and Principal Executive Officer, Columbia Acorn/Wanger Funds (2021-2025)	124	Columbia Funds (170 Portfolios) (2021-2025); Ameriprise Trust Company (2016-2025); Columbia Management Investment Distributors, Inc. (2018-2025)
Craig Damos 711 High Street Des Moines, IA 50392 1954	Lead Independent Board Member (since 2020) Director, PFI and PVC (since 2008) Trustee, PETF (since 2014)	President, C.P. Damos Consulting, LLC (consulting services)	124	Principal Real Asset Fund (2019-2024)
Katharin S. Dyer 711 High Street Des Moines, IA 50392 1957	Director, PFI and PVC (since 2023) Trustee, PETF (since 2023)	Founder and Chief Executive Officer, PivotWise (consulting services)	124	Liquidity Services, Inc. (2020-present); Principal Real Asset Fund (2023-2024)
Frances P. Grieb 711 High Street Des Moines, IA 50392 1960	Director, PFI and PVC (since 2023) Trustee, PETF (since 2023)	Retired	124	First Interstate BancSystem, Inc. (2022-2025); Principal Real Asset Fund (2023-2024); Great Western Bancorp, Inc. and Great Western Bank (2014-2022)
Victor L. Hymes 711 High Street Des Moines, IA 50392 1957	Director, PFI and PVC (since 2020) Trustee, PETF (since 2020)	Founder, CEO, CIO, Legato Capital Management, LLC (investment management company)	124	Principal Real Asset Fund (2020-2024)
Sharmila C. Kassam 711 High Street Des Moines, IA 50392 1973	Director, PFI and PVC (since 2025) Trustee, PETF (since 2025)	Founder and Consultant, Aligned Capital Investing, LLC (consulting services); Vice President and Head of Asset Owner Solutions, Nasdaq, Inc. (financial services) from 2021-2023	124	Calamos Aksia Private Market Funds (2023-2025); Greenbacker Energy (GREC II Fund) (2022-2025); GRIID Infrastructure (2024-2024); Foundation Credit Opportunities (2019-2023)
Padelford L. Lattimer 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2020) Trustee, PETF (since 2020)	Managing Partner, TBA Management Consulting LLC (management consulting and staffing company)	124	Principal Real Asset Fund (2020-2024)
Karen McMillan 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2014) Trustee, PETF (since 2014)	Founder/Owner, Tyche Consulting LLC (consulting services) from 2021-2024; Managing Director, Patomak Global Partners, LLC (financial services consulting) from 2014-2021	124	Principal Real Asset Fund (2019-2024)
Thomas A. Swank 711 High Street Des Moines, IA 50392 1960	Director, PFI and PVC (since 2024) Trustee, PETF (since 2024)	Chief Executive Officer and President, Wellabe (formerly, American Enterprise Group, Inc.) (life and health insurance) from 2015-2023	124	Wellabe (formerly, American Enterprise Group, Inc.) (2015-present); Principal Real Asset Fund (2024)
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INTERESTED BOARD MEMBERS
Name, Address, and Year of Birth	Positions Held with Fund Complex	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	Director and Chair, PFI and PVC (since 2023) Trustee and Chair, PETF (since 2023) Chief Executive Officer and President (since 2019)	Principal Financial Group* President and Chief Executive Officer – Principal Asset ManagementSM (since 2024) Senior Executive Managing Director - Global Head of Investments – Principal Asset ManagementSM (2023) Senior Executive Director and Chief Operating Officer – Principal Asset ManagementSM (2019-2023)	124	Principal Real Asset Fund (2023-2024)
Kenneth A. McCullum 711 High Street Des Moines, IA 50392 1964	Director, PFI and PVC (since 2023) Trustee, PETF (since 2023)	Principal Financial Group* Executive Vice President and Chief Risk Officer (since 2023) Senior Vice President and Chief Risk Officer (2020-2023)	124	Principal Real Asset Fund (2023-2024)

PRINCIPAL FUNDS OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Principal Funds	Principal Occupation(s) During Past 5 Years
George Djurasovic 711 High Street Des Moines, IA 50392 1971	Vice President and General Counsel (since 2023)	Principal Financial Group* Vice President and General Counsel – Principal Asset ManagementSM (since 2022) Artisan Partners Limited Partnership Global Chief Compliance Officer (2013-2022)
Calvin Eib 711 High Street Des Moines, IA 50392 1963	Assistant Tax Counsel (since 2023)	Principal Financial Group* Assistant General Counsel (since 2025) Counsel (2021-2025)
Megan Hoffmann 711 High Street Des Moines, IA 50392 1979	Vice President and Treasurer (since 2025) Vice President and Controller (2021-2025)	Principal Financial Group* Senior Director – Fund Accounting and Administration (since 2025) Senior Director – Fund Administration (2024) Director – Accounting (2020-2024)
Laura B. Latham 711 High Street Des Moines, IA 50392 1986	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2018-2023)	Principal Financial Group* Assistant General Counsel (since 2025) Counsel (2018-2025)
Ann Meiners 711 High Street Des Moines, IA 50392 1977	Vice President and Assistant Treasurer (since 2025) Vice President and Assistant Controller (2025)	Principal Financial Group* Director – Fund Accounting (since 2024) Assistant Director – Fund Accounting (2017-2024)
David P. Michalik 711 High Street Des Moines, IA 50392 1991	Counsel and Assistant Secretary (since 2025)	Principal Financial Group* Counsel (since 2025) The Northern Trust Company Second Vice President (2019-2025)
Diane K. Nelson 711 High Street Des Moines, IA 50392 1965	AML Officer (since 2016)	Principal Financial Group* Director – Compliance (since 2024) Chief Compliance Officer/AML Officer (2015-2024)
Tara Parks 711 High Street Des Moines, IA 50392 1983	Vice President and Assistant Treasurer (since 2025) Vice President and Assistant Controller (2021-2025)	Principal Financial Group* Senior Director – Fund Tax (since 2024) Director – Accounting (2019-2024)
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PRINCIPAL FUNDS OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Principal Funds	Principal Occupation(s) During Past 5 Years
Deanna Y. Pellack 711 High Street Des Moines, IA 50392 1987	Counsel and Secretary (since 2024) Counsel and Assistant Secretary (2023-2024) Assistant Counsel and Assistant Secretary (2022-2023)	Principal Financial Group* Assistant General Counsel (since 2026) Counsel (2022-2026) The Northern Trust Company Vice President (2019-2022)
Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Chief Operating Officer (since 2021)	Principal Financial Group* Managing Director – Global Head of Fund Services (since 2024) Managing Director – Global Fund Ops (2021-2024)
Teri R. Root 711 High Street Des Moines, IA 50392 1979	Chief Compliance Officer (since 2018)	Principal Financial Group* Chief Compliance Officer – Funds (since 2018) Vice President (since 2015)
Michael Scholten 711 High Street Des Moines, IA 50392 1979	Chief Financial Officer (since 2021)	Principal Financial Group* Assistant Vice President and Actuary (since 2021)
Adam U. Shaikh 711 High Street Des Moines, IA 50392 1972	Vice President and Assistant General Counsel (since 2023) Assistant Secretary (since 2022) Assistant Counsel (2006-2023)	Principal Financial Group* Associate General Counsel (since 2024) Assistant General Counsel (2018-2024)
John L. Sullivan 711 High Street Des Moines, IA 50392 1970	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2019-2023)	Principal Financial Group* Assistant General Counsel (since 2023) Counsel (2019-2023)
Barbara Wenig 711 High Street Des Moines, IA 50392 1972	Vice President (since 2024)
Principal Financial Group*
Executive Managing Director – Chief Business Officer
  (since 2025)
Executive Managing Director – Global Head of Operations and
  Services - Principal Asset ManagementSM (2021-2024)

Brant K. Wong 711 High Street Des Moines, IA 50392 1976	Vice President (since 2025)
Principal Financial Group*
Head of Retirement Solutions (since 2025)

J.P. Morgan Asset Management
Head of Retirement Platforms and Strategy (2022-2025)
Head of Retirement Service, Product and National Accounts
  (2019-2022)

Jared A. Yepsen 711 High Street Des Moines, IA 50392 1981	Tax Counsel (since 2025) Assistant Tax Counsel (2017-2025)	Principal Financial Group* Assistant General Counsel (since 2023) Counsel (2015-2023)
*The reference to Principal Financial Group includes positions held by the Interested Board Members / Principal Funds Officers, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth in this SAI are each Interested Board Member's / Principal Funds Officer’s title with Principal Workforce, LLC, an affiliated entity of PGI that is the payroll employer of the Interested Board Members and Principal Funds Officers.
Board Member Ownership of Securities
The following tables set forth the dollar range of the equity securities of Funds included in this SAI, and aggregate dollar range of the equity securities of the funds in the Fund Complex, that were beneficially owned by the Board Members as of December 31, 2025. As of that date, Board Members did not own shares of the Funds included in this SAI that are not listed.
47

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only Interested Board Members are eligible to participate in an employee benefit program that invests in the Fund Complex. Board Members who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

Independent Board Members
Account/Portfolio	Beckman(1)	Damos	Dyer	Grieb	Hymes	Kassam(2)	Lattimer	McMillan	Swank
Accounts/Portfolios in this SAI	A	A	A	A	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E	E	A	E	E	E
(1)Appointment effective March 10, 2026.
(2)Appointment effective September 10, 2025.

Interested Board Members
Account/Portfolio	Bhatia	McCullum
Accounts/Portfolios in this SAI	A	A
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E
Board Member and Officer Compensation
The Principal Funds do not pay any remuneration to officers or to any Board Members listed above as Interested Board Members. The Board annually considers a proposal to reimburse PGI for certain expenses, including a portion of the compensation of the Chief Compliance Officer (“CCO”). If the proposal is adopted, these amounts are allocated across all Funds and the other PGI-sponsored registered investment companies for which the CCO serves as the Chief Compliance Officer.
Each Independent Board Member received compensation for service as a member of the Boards of all investment companies in the Principal Funds based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Board Member compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of the Principal Funds.
The following table provides information regarding the compensation received by the Independent Board Members from the Funds included in this SAI and from the Fund Complex during the fiscal year ended December 31, 2025. The Principal Funds do not provide retirement benefits or pensions to any of the Board Members.

Board Member	Funds in this SAI	Fund Complex(3)
Daniel J. Beckman (1)	$0	$0
Craig Damos	31,745	461,500
Katharin S. Dyer	27,171	395,000
Frances P. Grieb	27,555	400,750
Victor L. Hymes	28,340	412,000
Sharmila C. Kassam (2)	15,087	226,000
Padelford L. Lattimer	28,202	410,000
Karen McMillan	28,746	417,500
Thomas A. Swank	27,417	398,750
(1)Mr. Beckman was elected to the Board effective March 10, 2026.
(2)Ms. Kassam was elected to the Board effective September 10, 2025.
(3)"Fund Complex" includes the Principal Real Asset Fund and the Principal Private Credit Fund, which are not overseen by the Board Members, and the Board Members do not receive compensation from those Funds.

48

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors
Principal Global Investors, LLC (doing business as Principal Asset ManagementSM) (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. (“Principal®”), serves as the investment advisor for the Funds. Principal Management Corporation, previously an affiliate of PGI, served as the investment advisor to the Funds prior to its merger with and into PGI on May 1, 2017.
PGI directly makes decisions to purchase or sell securities for each Fund, except for those Funds or portions of Funds for which PGI has retained a sub-advisor to provide such services, as described below.
Affiliated Persons of the Registrant Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Registrant who are also affiliated persons of PGI or affiliated advisors, see the Interested Board Members and Principal Funds Officers tables in the “Leadership Structure and Board” section.
Sub-Advisors
PGI has executed agreements with various sub-advisors. Under those sub-advisory agreements, the sub-advisor agrees to assume the obligations of PGI to provide investment advisory services for a specific Fund. For these services, PGI pays each sub-advisor a fee, which is set forth in greater detail below in the "Sub-Advisory Agreements for the Funds" section.

Sub-Advisor:    Los Angeles Capital Management LLC (“Los Angeles Capital”) is a California limited liability company. It is owned by key employees through its parent holding companies, LACM Holdings Inc. and LACM Equity LLC (collectively, the “Parent Company”). Thomas D. Stevens, Chairman, holds a controlling equity interest in the Parent Company.
Fund(s):    a portion of the assets of LargeCap Growth I

Sub-Advisor:    Principal Real Estate Investors, LLC (doing business as Principal Real Estate) (“Principal-REI”) is an indirect subsidiary of Principal Financial Group, Inc.
Fund(s):    Real Estate Securities

Sub-Advisor:    T. Rowe Price Associates, Inc. (“T. Rowe Price”) is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company.
Fund(s):    a portion of the assets of LargeCap Growth I

Sub-Advisor:    Westfield Capital Management Company, L.P. (“Westfield Capital”) is a privately-held Delaware limited partnership. Westfield Capital is employee owned, led by CEO Will Muggia. Monex Group, Inc. has a non-controlling equity interest in the company.
Fund(s):    a portion of the assets of LargeCap Growth I

Codes of Ethics
The Registrant, PGI, PFD (as defined below), and each of the sub-advisors have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act. PGI and the sub-advisors each have also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of the Funds from using that information for their personal benefit. Except in limited circumstances, the Code for PGI and the Registrant prohibits portfolio managers from personally trading securities that are held or traded in the actively managed portfolios for which they are responsible. Certain sub-advisors have adopted Codes that do not permit personnel subject to such Code to invest in securities that may be purchased or held by a Fund. However, other sub-advisors’ Codes do permit, subject to conditions, personnel subject to the Code to invest in securities that may be purchased or held by a Fund. The Registrant’s Board reviews reports at least annually regarding the operation of the Code of Ethics of the Registrant, PGI, PFD, and each sub-advisor. A copy of the Registrant’s Code will be provided upon request, which may be made by contacting the Registrant.
49

Management Agreement
Under the terms of the Management Agreement with the Registrant, PGI, the investment advisor, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates, for providing investment advisory services and specified other services. The management fee schedule for each Fund is as follows (expressed as a percentage of average net assets).

	Net Asset Value of Account		Net Asset Value of Account
Account/Portfolio	Overall Fee	Account/Portfolio	Overall Fee
Diversified Balanced	0.05%	Principal LifeTime 2040	0.00%
Diversified Balanced Adaptive Allocation	0.12%	Principal LifeTime 2050	0.00%
Diversified Growth Adaptive Allocation	0.12%	Principal LifeTime 2060	0.00%
Diversified Income	0.05%	U.S. LargeCap S&P 500 Index Buffer January	0.69%
Principal LifeTime Strategic Income	0.00%	U.S. LargeCap S&P 500 Index Buffer April	0.69%
Principal LifeTime 2020	0.00%	U.S. LargeCap S&P 500 Index Buffer July	0.69%
Principal LifeTime 2030	0.00%	U.S. LargeCap S&P 500 Index Buffer October	0.69%

	Net Asset Value of Account
Account/Portfolio	First $100 million	Next $100 million	Next $100 million	Next $100 million	Thereafter
Core Plus Bond	0.50%	0.45%	0.40%	0.35%	0.30%
Government & High Quality Bond	0.48%	0.47%	0.46%	0.45%	0.44%
LargeCap Growth I	0.80%	0.75%	0.70%	0.65%	0.60%
Real Estate Securities	0.79%	0.77%	0.73%	0.70%	0.68%
SmallCap	0.85%	0.80%	0.75%	0.70%	0.65%

	Net Asset Value of Account
Account/Portfolio	First $100 million	Next $100 million	Next $100 million	Next $100 million	Next $300 million	Next $300 million	Over $1 billion
Equity Income	0.60%	0.55%	0.50%	0.45%	0.40%	0.39%	0.38%
MidCap	0.65%	0.60%	0.55%	0.50%	0.45%	0.44%	0.43%

	Net Asset Value of Account
Account/Portfolio	First $250 million	Next $250 million	Next $250 million	Next $250 million	Thereafter
Diversified International	0.81%	0.78%	0.75%	0.70%	0.65%
Global Emerging Markets	1.00%	0.98%	0.96%	0.95%	0.90%

	Net Asset Value of Account
Account/Portfolio	First $500 million	Over $500 million
Blue Chip	0.60%	0.55%
Principal Capital Appreciation	0.625%	0.500%
Short-Term Income	0.40%	0.39%

	Net Asset Value of Account
Account/Portfolio	First $1 billion	Over $1 billion
SAM Balanced*	0.25%	0.20%
SAM Conservative Balanced*	0.25%	0.20%
SAM Conservative Growth*	0.25%	0.20%
SAM Flexible Income*	0.25%	0.20%
SAM Strategic Growth*	0.25%	0.20%
* Breakpoints are based on aggregate SAM Portfolio net assets.
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	Net Asset Value of Account
Account/Portfolio	First $3 billion	Over $3 billion
Diversified Growth	0.05%	0.04%
LargeCap S&P 500 Index	0.19%	0.15%

	Net Asset Value of Account
Account/Portfolio	First $3 billion	Next $3 billion	Over $6 billion
Bond Market Index	0.14%	0.12%	0.10%
Fund Operating Expenses
Except for certain Fund expenses set out below, PGI is responsible for expenses, administrative duties, and services, including the following: expenses incurred in connection with the registration of the Funds and the Funds’ shares with the SEC; office space, facilities, and costs of keeping the Funds’ books; compensation of all personnel who are officers and all Board Members who are affiliated with PGI; fees for auditors and legal counsel; preparing and printing Fund prospectuses; and administration of shareholder accounts, including issuance, maintenance of the open account system, dividend disbursement, reports to shareholders, and redemptions. However, some or all of these expenses may be assumed by Principal Life, and some or all of the administrative duties and services may be delegated by PGI to Principal Life or an affiliate thereof.
Each Fund pays for certain corporate expenses incurred in its operation. Among such expenses, each Fund pays brokerage commissions on portfolio transactions; transfer taxes and other charges and fees attributable to investment transactions; any other local, state, or federal taxes; fees and expenses of all Board Members who are not affiliated with PGI; interest; and fees for the Funds’ custodian.
Contractual Limits on Total Annual Fund Operating Expenses
PGI has contractually agreed to limit Fund expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. Subject to applicable expense limits, the Funds may reimburse PGI for expenses incurred during the current fiscal year.
The operating expense limits and the agreement terms are as follows:

Contractual Limits on Total Annual Fund Operating Expenses
Account	Class 2	Expiration
Blue Chip	0.90%	04/30/2027
U.S. LargeCap S&P 500 Index Buffer January	0.95%	04/30/2027
U.S. LargeCap S&P 500 Index Buffer April	0.95%	04/30/2027
U.S. LargeCap S&P 500 Index Buffer July	0.95%	04/30/2027
U.S. LargeCap S&P 500 Index Buffer October	0.95%	04/30/2027
Contractual Management Fee Waivers
PGI has contractually agreed to waive a portion of certain Fund’s management fees. The fee waiver will reduce the Fund’s management fees by the amounts listed below:

Contractual Management Fee Waivers
Account	Waiver	Expiration
LargeCap Growth I	0.016%	4/30/2027
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Management Fees Paid
Management fees paid for investment management services (before any waivers/reimbursements from PGI) during the periods indicated were as follows:

Management Fees Paid for Periods Ended December 31 (amounts in thousands)
Account/Portfolio	2025		2024		2023
Blue Chip	$154		$125		$72
Bond Market Index	2,706		3,283		3,305
Core Plus Bond	1,022		972		917
Diversified Balanced	278		348		372
Diversified Balanced Adaptive Allocation	267		293	(1)	267
Diversified Growth	1,034		1,420		1,531
Diversified Growth Adaptive Allocation	1,776		1,841	(1)	1,565
Diversified Income	97		118		126
Diversified International	2,153		2,127		2,096
Equity Income	3,270		3,290		3,076
Global Emerging Markets	737		689		679
Government & High Quality Bond	525		583		615
LargeCap Growth I	4,159		4,284		3,568
LargeCap S&P 500 Index	4,743		5,589		5,355
MidCap	3,435		3,441		3,113
Principal Capital Appreciation	1,450		1,278		1,045
Principal LifeTime 2020	—		—		—
Principal LifeTime 2030	—		—		—
Principal LifeTime 2040	—		—		—
Principal LifeTime 2050	—		—		—
Principal LifeTime 2060	—		—		—
Principal LifeTime Strategic Income	—		—		—
Real Estate Securities	1,944		1,212		1,093
SAM Balanced	1,302		1,371		1,330
SAM Conservative Balanced	363		381		376
SAM Conservative Growth	941		932		842
SAM Flexible Income	273		305		323
SAM Strategic Growth	1,061		1,001		846
Short-Term Income	516		552		549
SmallCap	1,388		1,461		1,401
U.S. LargeCap S&P 500 Index Buffer January	348	(2)	244		126
U.S. LargeCap S&P 500 Index Buffer April	262	(2)	380		184	(3)
U.S. LargeCap S&P 500 Index Buffer July	394	(2)	366		363
U.S. LargeCap S&P 500 Index Buffer October	472	(2)	269		123
(1) Effective May 1, 2024, the Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account and the Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.
(2) Effective May 1, 2025, the U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account; the U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account; the U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account; and the U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account.
(3) Period from March 29, 2023, date operations commenced, through December 31, 2023.
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Management Fees Waived
For the following Funds, PGI waived a portion of the management fee during the periods indicated as follows:

Management Fees Waived for Periods Ended December 31 (amounts in thousands)
Account	2025	2024	2023
LargeCap Growth I	$98	$101	$82
Expenses Reimbursed
For the following Funds, PGI reimbursed certain expenses during the periods indicated as follows:

Expenses Reimbursed for Periods Ended December 31 (amounts in thousands)
Account	2025		2024	2023
Blue Chip	$6		$3	$13
LargeCap Growth I	—		—	11
U.S. LargeCap S&P 500 Index Buffer January	10	(1)	8	10
U.S. LargeCap S&P 500 Index Buffer April	11	(1)	6	5	(2)
U.S. LargeCap S&P 500 Index Buffer July	10	(1)	4	12
U.S. LargeCap S&P 500 Index Buffer October	9	(1)	6	13
(1) Effective May 1, 2025, the U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account; the U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account; the U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account; and the U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account.
(2) Period from March 29, 2023, date operations commenced, through December 31, 2023.
Sub-Advisory Agreements for the Funds
PGI (and not the Funds) pays the sub-advisors fees determined pursuant to a sub-advisory agreement with each sub-advisor, including those sub-advisors that are at least 95% owned, directly or indirectly, by PGI or its affiliates (“Wholly-Owned Sub-Advisors”) and the sub-advisors for the Funds listed in the tables below. Fees paid to sub-advisors are individually negotiated between PGI and each sub-advisor and may vary.

Aggregate Fees Paid to Sub-Advisors (other than Wholly-Owned Sub-Advisors) for Fiscal Years Ended December 31 (dollar amounts in thousands)
Account	2025		2024		2023
	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
LargeCap Growth I	$1,170	0.23%	$1,225	0.22%	$992	0.22%
Distributor
Principal Funds Distributor, Inc. (“PFD” or the “Distributor”), a Washington corporation, serves as the distributor for the Funds’ Classes 1 and 2 shares on a continuous basis. PFD is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). PFD is located at 711 High Street, Des Moines, IA 50392.
PFD serves as distributor to the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”), which provides that the Registrant will pay all fees and expenses in connection with (1) the preparation and filing of registration statements; (2) necessary state filings; (3) preparation and distribution of prospectuses and shareholder reports to current shareholders, tax information, notices, proxy statements, and proxies; (4) preparation and distribution of dividend and capital gain payments to shareholders; (5) issuance, transfer, registry, and maintenance of open account charges; and (6) communication with shareholders concerning these items. The Registrant will also pay taxes, including, in the case of redeemed shares, any initial transfer taxes unpaid. PFD will assume responsibility for (or will enter into arrangements providing for the payment of) the expense of printing prospectuses used for the solicitation of new accounts of the Funds. PFD will also pay (or will enter into arrangements providing for the payment of) the expenses of other sales literature for the Funds, as well as other expenses in connection with the sale and offering for sale of Fund shares.
Pursuant to the Distribution Agreement, PFD acts as an agent of the Registrant with respect to sales and repurchases of Fund shares in the various states PFD is qualified as a broker-dealer. PFD accepts orders for Fund shares at net asset value. Other than 12b-1 fees paid to PFD with respect to Class 2 shares, no compensation is paid to PFD.
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Rule 12b-1 Fees/Distribution Plans and Agreements
Class 2 shares of the Funds are subject to a Distribution Plan and Agreement (described below), sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares and for providing services to shareholders in accordance with a plan adopted by the Board and approved by its shareholders. Pursuant to such rule, the Board and initial shareholders of Class 2 shares have approved and entered into a Distribution Plan and Agreement (each, a “Plan” and together, the “Plans”). The Registrant believes the Plans will be beneficial as they may position the Funds to be able to build and retain assets, which will, in turn, have a beneficial effect on total expense ratios and provide flexibility in the management of the Funds by reducing the need to liquidate portfolio securities to meet redemptions. The Registrant also believes the Plans will encourage registered representatives to provide ongoing servicing to the shareholders.
In adopting and annually approving continuation of the Plans, the Board (including a majority of the Independent Board Members) determined that there was a reasonable likelihood that the Plans would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board, including a majority of the Independent Board Members, annually. The Plans may be amended by a vote of the Board, including a majority of the Independent Board Members, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans may be terminated upon a vote of a majority of the Independent Board Members or by vote of a majority of the outstanding voting securities of the affected class.
Payments under the Plans will normally be made for accounts that are closed to new investors.
The Plans provide that each Fund makes payments to the Distributor from assets of the Class 2 shares to compensate the Distributor and other selling dealers, various banks, broker-dealers, and other financial intermediaries, for providing certain distribution services and shareholder services. Such services may include, but are not limited to:
•formulation and implementation of marketing and promotional activities;
•preparation, printing, and distribution of sales literature;
•preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
•obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
•making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
•providing training, marketing, and support with respect to the sale of shares.
Each Fund pays the Distributor a fee after the end of each month at an annual rate of 0.25% of the respective daily net asset value of the assets attributable to the Class 2 shares.
The Distributor may remit on a continuous basis up to 0.25% to its registered representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.
If the Distributor’s actual expenses are less than the Rule 12b-1 fee it receives, the Distributor is entitled to retain the full amount of the fees.
For the fiscal year ended December 31, 2025, each Fund made the following 12b-1 payments to PFD, and PFD, from these 12b-1 payments, made the following payments to financial intermediaries that distribute and/or service the Fund’s shares. The “Retained by PFD” column reflects the difference between the amount paid by the Fund to PFD and the amount of that 12b-1 fee paid by PFD to financial intermediaries. That difference/remainder is then used by PFD to pay for other 12b-1-eligible expenses. For the fiscal year ended December 31, 2025, the 12b-1-eligible expenses for each Fund were greater than the amount of the Fund’s 12b-1 payments to PFD.
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Account/Portfolio	Paid by Fund to PFD (amount in thousands)	Paid by PFD to Financial Intermediaries (amount in thousands)	Retained by PFD (amounts in thousands)
Blue Chip	$64	$59	$5
Bond Market Index	—	—	—
Core Plus Bond	—	—	—
Diversified Balanced	1,305	1,302	3
Diversified Balanced Adaptive Allocation	557	557	—
Diversified Growth	5,170	5,164	6
Diversified Growth Adaptive Allocation	3,699	3,698	1
Diversified Income	487	486	1
Diversified International	—	—	—
Equity Income	210	209	1
Global Emerging Markets	—	—	—
Government & High Quality Bond	—	—	—
LargeCap Growth I	—	—	—
LargeCap S&P 500 Index	180	180	—
MidCap	124	124	—
Principal Capital Appreciation	219	219	—
Principal LifeTime 2020	—	—	—
Principal LifeTime 2030	—	—	—
Principal LifeTime 2040	—	—	—
Principal LifeTime 2050	—	—	—
Principal LifeTime 2060	—	—	—
Principal LifeTime Strategic Income	—	—	—
Real Estate Securities	243	243	—
SAM Balanced	372	372	—
SAM Conservative Balanced	83	83	—
SAM Conservative Growth	499	499	—
SAM Flexible Income	78	78	—
SAM Strategic Growth	588	588	—
Short-Term Income	—	—	—
SmallCap	24	24	—
U.S. LargeCap S&P 500 Index Buffer January	126	126	—
U.S. LargeCap S&P 500 Index Buffer April	95	95	—
U.S. LargeCap S&P 500 Index Buffer July	143	143	—
U.S. LargeCap S&P 500 Index Buffer October	171	171	—
Custodian
The custodian of the portfolio securities and cash assets of the Funds is The Bank of New York Mellon, One Wall Street, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.
Transfer Agent
Principal Shareholder Services, Inc. (“PSS”) (711 High Street, Des Moines, IA 50392) provides transfer agency services for the Registrant. The Registrant currently pays no fee for the services PSS provides to the Classes 1 and 2 shares pursuant to the Transfer Agency Agreement for Classes 1 and 2 shares.
55

Securities Lending Agent
The Bank of New York Mellon serves as the securities lending agent for the Funds. Information regarding securities lending during the Funds’ fiscal year ended December 31, 2024 is as follows:

Account	Gross income (including from cash collateral reinvestment)	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service that are not included in revenue split	Administrative fees not included in revenue split	Indemnification fees not included in revenue split	Net rebate paid to borrower	Other fees not included in revenue split	Aggregate fees/ compensation	Net income from securities lending
Blue Chip	$355	$7	$—	$—	$—	$289	$—	$295	$59
Bond Market Index	237,283	5,753	—	—	—	179,661	—	185,414	51,869
Core Plus Bond	83,903	2,074	—	—	—	63,139	—	65,213	18,690
Diversified International	34,559	583	—	—	—	28,728	—	29,311	5,247
Equity Income	123,122	2,294	—	—	—	100,179	—	102,473	20,649
Global Emerging Markets	5,363	305	—	—	—	2,308	—	2,613	2,750
Government & High Quality Bond	—	—	—	—	—	—	—	—	—
LargeCap Growth I	3,573	67	—	—	—	2,889	—	2,956	617
LargeCap S&P 500 Index	17,533	5,297	—	—	—	(35,439)	—	(30,142)	47,674
MidCap	82,821	1,657	—	—	—	66,248	—	67,905	14,916
Principal Capital Appreciation	—	—	—	—	—	—	—	—	—
Short-Term Income	44,168	944	—	—	—	34,715	—	35,660	8,508
SmallCap	33,495	2,715	—	—	—	6,339	—	9,053	24,442
The services provided by The Bank of New York Mellon, as securities lending agent for the Funds, include: coordinating, with the Funds, the selection of securities to be loaned; negotiating loan terms; monitoring the value of securities loaned and corresponding collateral, marking to market daily; coordinating collateral movements; monitoring dividends; and transferring, recalling, and arranging the return of loaned securities to the Funds upon loan termination.
MULTIPLE CLASS STRUCTURE
The Board has adopted a multiple class plan (the "Multiple Class Plan") pursuant to SEC Rule 18f-3. The share classes each Fund offers are identified in the chart included under the heading “History of the Funds”. The share classes offered under the Multiple Class Plan include Classes 1 and 2 shares, which are available without any front-end sales charge or contingent deferred sales charge.
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INTERMEDIARY COMPENSATION
As of the date of this SAI, the Distributor anticipates that the firms that will receive additional payments for distribution of the applicable variable annuities and variable life insurance contracts that include shares of the Funds as investment options, or for the distribution of the Funds to retirement plans, or for administrative services (other than Rule 12b-1 fees and the reimbursement of costs, such as those associated with education, training and marketing efforts, conferences, ticket charges, and other general marketing expenses) include, but are not necessarily limited to, the following:
American General Life Insurance Company
Equitable Financial Life Insurance Company
Equitable Financial Life Insurance Company of America
Midland National Life Insurance Company
New York Life Insurance and Annuity Corporation
Principal Life Insurance Company
Principal National Life Insurance Company
The United States Life Insurance Company in the City of New York
Thrivent Financial for Lutherans
The preceding list is subject to change at any time without notice. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since the date noted above are not reflected. To obtain a current list, call 1-800-222-5852.
See the Distribution Plans and Intermediary Compensation section of the Prospectus for additional information.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by PGI or by the Fund’s sub-advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of PGI and of each Fund’s sub-advisor is to obtain the best overall terms. In pursuing this objective, PGI or the sub-advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that PGI or a sub-advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when PGI or the sub-advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which PGI or the sub-advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent each of the Funds from compensating a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Therefore, PGI or a sub-advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. PGI or a sub-advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.
PGI or a sub-advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors, and trends; portfolio strategy; performance of client accounts; and access to research analysts, corporate management personnel, and industry experts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions or terms that are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or a sub-advisor’s overall responsibilities to the accounts under its management. PGI or a sub-advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and PGI or a sub-advisor may use it in servicing some or all of the accounts it manages.
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PGI and the sub-advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended December 31, 2025 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

Account	Amount of Transactions Because of Research Services Provided	Related Commissions Paid
Blue Chip	$19,861,095	$2,700
Diversified International	134,897,080	75,245
Equity Income	215,574,277	63,389
Global Emerging Markets	38,178,879	22,814
LargeCap Growth I	300,227,935	40,525
LargeCap S&P 500 Index	203,647,307	39,540
MidCap	288,312,225	68,363
Principal Capital Appreciation	190,477,959	43,475
Real Estate Securities	85,118,017	44,882
SmallCap	103,313,576	72,188
Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a sub‑advisor, or PGI, participates. These procedures prohibit a Fund from directly or indirectly benefiting a sub‑advisor affiliate or PGI affiliate in connection with such underwritings. In addition, for underwritings where a sub-advisor affiliate or PGI participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Fund could purchase in the underwritings. The sub-advisor shall determine the amounts and proportions of orders allocated to the sub-advisor or affiliate. The Board will receive quarterly reports on these transactions.
The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated investment company or between a Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC Rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; must be consistent with the investment objective, investment strategy, and risk profile of the Fund; and no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board will receive quarterly reports on these transactions.
The Board has also approved procedures that permit a Fund’s sub-advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board will receive quarterly reports on these transactions.
Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with a Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.
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The following table shows the brokerage commissions paid during the periods indicated.

Total Brokerage Commissions Paid for Periods Ended December 31
Account/Portfolio	2025		2024		2023
Blue Chip	$3,909		$2,618		$1,411
Bond Market Index	25,700		20,200		7,400
Core Plus Bond	4,140		—		—
Diversified Balanced	—		—		—
Diversified Balanced Adaptive Allocation	2,487		5,292	(1)	6,982
Diversified Growth	—		—		—
Diversified Growth Adaptive Allocation	17,190		39,053	(1)	50,588
Diversified Income	—		—		—
Diversified International	181,565		145,412		176,457
Equity Income	100,000		111,769		107,213
Global Emerging Markets	91,857		81,247		52,622
Government & High Quality Bond	—		—		—
LargeCap Growth I	92,698		76,305		52,978
LargeCap S&P 500 Index	101,619		152,369		58,610
MidCap	104,618		108,765		74,010
Principal Capital Appreciation	76,495		52,864		61,002
Principal LifeTime 2020	—		—		—
Principal LifeTime 2030	—		—		—
Principal LifeTime 2040	—		—		—
Principal LifeTime 2050	—		—		—
Principal LifeTime 2060	—		—		—
Principal LifeTime Strategic Income	—		—		—
Real Estate Securities	78,146		131,892		38,247
SAM Balanced	174,720		3,860		7,690
SAM Conservative Balanced	32,103		890		1,622
SAM Conservative Growth	140,742		1,520		4,880
SAM Flexible Income	24,707		740		1,520
SAM Strategic Growth	210,351		900		5,620
Short-Term Income	—		—		—
SmallCap	132,645		114,397		84,807
U.S. LargeCap S&P 500 Index Buffer January	6,563	(2)	9,536		4,499
U.S. LargeCap S&P 500 Index Buffer April	1,878	(2)	10,799		8,055	(3)
U.S. LargeCap S&P 500 Index Buffer July	8,380	(2)	14,793		10,588
U.S. LargeCap S&P 500 Index Buffer October	7,720	(2)	5,710		1,587
(1)Effective May 1, 2024, the Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account and the Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.
(2)Effective May 1, 2025, the U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account; the U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account; the U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account; and the U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account.
(3)Period from March 29, 2023, the date operations commenced, through December 31, 2023.
Primary reasons for changes in brokerage commissions for those Funds with relatively greater variations for the three years were changes in commission rates; changes in Fund size; changes in market conditions; changes in money managers of certain Funds; and implementation of investment strategies. In some cases, such events required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.
None of the Funds paid brokerage commissions to brokers affiliated with PGI or such Fund’s sub-advisors for the three most recent fiscal years.
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The following table indicates the value of each Fund’s aggregate holdings of the securities of its regular brokers or dealers for the fiscal year ended December 31, 2025.

Holdings of Securities of Principal Variable Contracts Funds, Inc. Regular Brokers and Dealers
Account	Broker or Dealer	Holdings (in thousands)
Bond Market Index	Bank of America Corp	$10,066
	Bank of Montreal	1,056
	Barclays PLC	2,746
	Citigroup Inc	6,901
	Goldman Sachs Group Inc/The	7,107
	JPMorgan Chase & Co	10,812
	Morgan Stanley	9,507
	UBS Group AG	232
	Wells Fargo & Co	7,037
Core Plus Bond	Bank of America Corp	$1,003
	Barclays PLC	521
	Citigroup Inc	926
	Goldman Sachs Group Inc/The	1,889
	Jane Street Group LLC	1,362
	JPMorgan Chase & Co	1,549
	Morgan Stanley	2,939
	UBS Group AG	439
Equity Income	Bank of America Corp	$17,743
	Citigroup Inc	5,355
	JPMorgan Chase & Co	24,403
	Morgan Stanley	19,864
LargeCap Growth I	Bank of America Corp	$64
	Citigroup Inc	81
	Goldman Sachs Group Inc/The	31
LargeCap S&P 500 Index	Bank of America Corp	$14,937
	Citigroup Inc	8,440
	Goldman Sachs Group Inc/The	10,658
	JPMorgan Chase & Co	35,460
	Morgan Stanley	8,668
	Wells Fargo & Co	11,827
Principal Capital Appreciation	Bank of America Corp	$1,224
	JPMorgan Chase & Co	8,059
	Morgan Stanley	2,095
Short-Term Income	Bank of America Corp	$718
	Bank of Montreal	599
	Barclays PLC	492
	BNP Paribas SA	408
	Citigroup Inc	1,963
	Goldman Sachs Group Inc/The	2,188
	JPMorgan Chase & Co	2,128
	Morgan Stanley	3,012
	UBS Group AG	746
	Wells Fargo & Co	693
SmallCap	Stifel Financial Corp	$2,204
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Allocation of Trades
By the Manager (PGI). PGI has its own trading platform and personnel that perform trade-related functions. Where applicable, PGI trades on behalf of its own clients. Such transactions are executed in accordance with PGI’s trading policies and procedures, including, but not limited to, trade allocations and order aggregation, purchase of new issues, and directed brokerage. PGI acts as discretionary investment advisor for a variety of individual accounts, ERISA accounts, registered investment companies, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. PGI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.
If, in carrying out the investment objectives of its respective clients, occasions arise in which PGI deems it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or “bunched” basis. PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.
Because of PGI’s role as investment advisor to each of the Funds and discretionary advisor to funds of funds and some underlying funds, conflicts may arise in connection with the services PGI provides to funds of funds with respect to asset class and target weights for each asset class and investments made in underlying funds. PGI also provides advisory services to funds that have multiple investment advisors (“Multi-Managed Funds”). These services include determining the portion of a Multi-Managed Fund’s portfolio to be allocated to an advisor. Conflicts may arise in connection with the services PGI provides to the funds of funds that it manages, in connection with the services PGI provides to other funds of funds and Multi-Managed Funds, for the following reasons:
•PGI serves as the investment advisor to the underlying funds in which the funds of funds invest, sometimes as the discretionary advisor, and an affiliated investment advisor may serve as sub-advisor to the funds in which a fund of funds may invest. This raises a potential conflict because PGI’s or an affiliated company’s profit margin may vary depending upon the underlying fund in which the funds of funds invest.
•PGI or an affiliated person may serve as investment advisor to a portion of a Multi-Managed Fund. In addition, PGI might recommend that an affiliated person serve as sub-advisor to a portion of a Multi-Managed Fund. This raises a potential conflict because PGI’s or an affiliated investment advisor’s profit margin may vary depending on the extent to which a Multi-Managed Fund’s assets are managed by PGI or allocated to an affiliated advisor.
•A sub-advisor may determine that the asset class PVC has hired it to manage (for example, small capitalization growth stocks) can be managed effectively only by limiting the amount of money devoted to the purchase of securities in the asset class. In such a case, a sub-advisor may impose a limit on the amount of money PVC may place with the sub-advisor for management. When a sub-advisor for two or more PVC Funds imposes such a limit, PGI and/or the sub-advisor may need to determine which Fund will be required to limit its investment in the asset class and the degree to which the Fund will be so limited. PGI and the sub-advisor may face a conflict of interest in making its determination.
PGI implements the following in an effort to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest:
•PGI implements a process for selecting underlying funds that emphasizes the selection of funds within the Principal Funds Complex that are determined to be consistent with the fund of fund’s objective and principal investment strategies. However, PGI will select an unaffiliated underlying fund managed by an unaffiliated sub-advisor when deemed necessary or appropriate based upon a consideration of the Fund’s objective and investment strategies and available expertise and resources within the Principal organization.
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•PGI uses a process to select investment advisors that emphasizes the selection of PGI or Principal-affiliated sub-advisors that are determined to be qualified under PGI’s due diligence process. However, PGI will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s objective and investment strategies and available expertise and resources within the Principal organization.
•PGI provides ongoing oversight of the Funds’ investments to monitor adherence to their investment program.
By the Sub-Advisors. The portfolio managers of each sub-advisor manage a number of accounts other than the Funds’ portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest, including, for example, conflicts among investment strategies, allocating time and attention to account management, allocation of investment opportunities, knowledge of and timing of fund trades, selection of brokers and dealers, and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes, and, in some cases, review by independent third parties.
Investments the sub-advisor deems appropriate for a Fund’s portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund’s portfolio and other accounts. In such circumstances, the sub-advisor may determine that orders for the purchase or sale of the same security for the Fund’s portfolio and one or more other accounts should be combined. In this event, the transactions will be priced and allocated in a manner deemed by the sub-advisor to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.
SHAREHOLDER RIGHTS
Each Fund shareholder is eligible to vote, either in person or by proxy, at all shareholder meetings for that Fund. This includes the right to vote on the election of board members, selection of the independent registered public accounting firm, and other matters submitted to meetings of shareholders of the Fund. Each share has equal rights with every other share of the Fund as to dividends, earnings, voting, assets, and redemption. Shares are fully paid, non-assessable, and have no preemptive or appraisal rights. Shares of a Fund are issued as full or fractional shares. Each fractional share has proportionately the same rights including voting as are provided for a full share. Shareholders of the Fund may remove any board member with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of all Fund shareholders.
A quorum must be present at a meeting of shareholders for business to be transacted. PVC’s Bylaws state that a quorum is the presence in person or by proxy of the holders of one-third of the shares of capital stock of PVC or, when the meeting relates to a certain Fund, that Fund, issued and outstanding and entitled to vote on the record date.
Certain proposals presented to shareholders for approval require the vote of a “majority of the outstanding voting securities,” which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund.
PVC’s Bylaws provide that PVC does not need to hold an annual meeting of shareholders unless required by applicable law, including under the 1940 Act if required for the following actions: election of board members, approval of an investment advisory agreement, ratification of the selection of the independent registered public accounting firm, and approval of the distribution agreement. PVC intends to hold shareholder meetings only when required by law and at such other times when the Board deems it to be appropriate.
See the “Control Persons and Principal Holders of Securities” section below for information regarding Principal Life’s process for voting shares attributable to variable products.
Shareholder inquiries should be directed to: Principal Variable Contracts Funds, Inc., 711 High Street, Des Moines, IA 50392.
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PRICING OF FUND SHARES
Each Fund’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Fund’s NAV for each class is calculated each day the New York Stock Exchange (“NYSE”) is open, as of the close of business of the NYSE (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday/Presidents’ Day; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.
The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price shares as of 3:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
For all Funds the share price is calculated by:
•taking the current market value of the total assets of the Fund,
•subtracting liabilities of the Fund,
•dividing the remainder proportionately into the classes of the Fund,
•subtracting the liability of each class, and
•dividing the remainder by the total number of shares owned in that class.
In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and any foreign markets within the Western Hemisphere are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.
Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.
Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services that may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Debt securities with remaining maturities of sixty days or less for which market quotations and information furnished by a third-party pricing service are not readily available will be valued at amortized cost, which approximates current value. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board.
A Fund’s securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Manager believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
Certain securities issued by companies in emerging markets may have more than one quoted valuation at any point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and PGI is authorized to make such determinations subject to the oversight of the Board as may from time to time be necessary.
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TAX CONSIDERATIONS
Qualification as a Regulated Investment Company
Each Fund intends to qualify annually to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “IRC”), by satisfying certain requirements prescribed by Subchapter M of the IRC. To qualify as a RIC, a Fund must invest in assets that produce types of income specified in the IRC (“Qualifying Income”). Whether the income from derivatives, swaps, commodity-linked derivatives, and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, a Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives, and other commodity/natural resource-related securities may be restricted. Further, if a Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC for a given year. In addition, a Fund must satisfy certain diversification tests under the IRC to qualify as a RIC. If a Fund fails to qualify as a RIC, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders’ ability to treat distributions (as long- or short-term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.
Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options, or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an “identified mixed straddle” such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term, and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the IRC may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The IRC may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.
International Funds
Some foreign securities purchased by the Funds may be subject to foreign withholding taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. The Funds may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income. Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize additional taxable income, which in turn must be distributed. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a 30% tax on (a) dividends paid by the Fund, and (b) certain capital gain distributions and/or the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The IRS recently issued proposed regulations indicating its intent to eliminate the 30% withholding tax on gross proceeds. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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PORTFOLIO HOLDINGS DISCLOSURE
The portfolio holdings of any Fund that is a fund of funds are shares of underlying mutual funds; holdings of any fund of funds may be made available upon request. In addition, the Funds may publish month-end portfolio holdings information for each Fund’s portfolio on the www.PrincipalAM.com website on the thirteenth business day of the following month. The Funds may also occasionally publish information on the websites relating to specific events, such as the impact of a natural disaster, corporate debt default, or similar events on portfolio holdings. The Funds may also occasionally publish information on the websites concerning the removal, addition, or change in weightings of underlying funds in which the funds of funds invest. It is the Funds’ policy to disclose only public information regarding portfolio holdings (i.e., information published on the websites or filed with the SEC), except as described below.
Non-Specific Information. Under the Portfolio Holdings Disclosure Policy, the Funds may distribute non-specific information about the Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund’s holdings. This information may be made available at any time (or without delay).
Policy. The Funds and PGI have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:
1)Daily to the Funds’ portfolio pricing services, Bloomberg LP, ICE Data Services, J.P. Morgan PricingDirect, Inc., and S&P Global, to obtain prices for portfolio securities;
2)Upon proper request to government regulatory agencies or to self-regulatory organizations;
3)As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Funds;
4)To the sub-advisors’ proxy service providers (Broadridge Financial Solutions, LLC, Glass Lewis & Co., and Institutional Shareholder Services (ISS)) to facilitate voting of proxies;
5)To the Funds’ custodian, The Bank of New York Mellon, in connection with the custodial services it provides to the Funds; and
6)Kessler, Topaz, Meltzer & Check, LLP, in connection with legal services it provides to the Funds.
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The Funds are also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Funds, PGI, or the Fund’s sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund’s shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund’s or PGI’s Chief Compliance Officer (“CCO”) must approve such disclosure, in writing, before it occurs. The Funds currently have disclosure agreements with the following:

Abel Noser	Eagle	Natixis Investment Managers
ACA Compliance Alpha	Eagle Investment Systems Corp.	Nordlogic
AcadiaSoft	Electra	Northern Trust
Accenture	Electra Information Systems	Northern Trust Integrated Trading Solutions
Advent Axys	Everest (Allvue Systems)	Omgeo LLC
Advent APX	FactSet	Portfolio BI, Inc.
Ashland Partners	FactSet Research Systems Inc.	PORTIA (SS&C Technologies)
Askia, LLC	Financial Recovery Technologies (FRT)	Qontigo (Axioma Risk System)
Assette	FIS Capital Markets US, LLC	Rimes Technologies Corporation
Bank of America	FIS Global Asset Management	Russell Investments Implementation
Barra	FIS PTA	Services, LLC
BlackRock Aladdin	Generic Network Systems	S&P Global Ratings
Bloomberg AIM	Global Trading Analytics	S3
Bloomberg LP	Goldman Sachs	SEI Global Services, Inc.
Bloomberg Port	Gresham Technologies	SEI Investments Co
Bloomberg Professional Services	ICE Data Pricing & Reference Data	SS&C
BNY	ICE Liquidity	SS&C Advent
Broadridge Business Process Outsourcing	IHS Markit LTD	SS&C Eze
Solutions, LLC	INDATA	SS&C Geneva
Broadridge (Proxy Edge)	InvestCloud Inc	SS&C Geneva Managed Services
Brown Brothers Harriman	Investment Company Institute (ICI)	SS&C Vision FI
Charles River	JP Morgan	StarCompliance Operating, LLC
Charles River Development	LexisNexis	State Street Bank & Trust
Charles River Investment Management Solutions	LiquidNet	SWIFT
Charles River Trading System	Loomis, Sayles & Company, LP	TriOptima
Clearwater Analytics	Markit WSO Services	TriOptima AB
Confluence Technologies	Microsoft Azure	Virtu Americas LLC
Consensys Limited	Morgan Stanley	Virtus Shared Services
Corporation Service Company	Morningstar, Inc.	Watson Wheatley
DTCC OASYS	MSCI
Dynamo Software	MSCI ESG Risk Metrics
Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.
The Funds’ non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, third-party service providers, rating and ranking organizations, and affiliated persons of the Funds. Neither the Funds nor PGI nor any other party receives compensation in connection with the disclosure of Fund portfolio information. The Funds’ CCO will periodically, but no less frequently than annually, review the Funds’ portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Board. In addition, the Board must approve any change in the Funds’ portfolio holdings disclosure policy that would expand the distribution of such information.
66

PROXY VOTING POLICIES AND PROCEDURES
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to PGI or to the Fund’s sub-advisor, as appropriate. PGI and each sub-advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix B to this SAI. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.
The Funds that operate as funds of funds invest in shares of other Funds and shares of funds of PFI or PETF. PGI is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, PGI will vote shares of such fund on any proposal submitted to the fund’s shareholders in the same proportion as the votes of other shareholders of the underlying fund.
For Funds that participate in a securities lending program, the voting rights for securities that are loaned are transferred to the borrower. Therefore, the lender (i.e., a Fund) is not entitled to vote the loaned securities, unless it recalls those securities. Those managing the Fund’s investments may recall securities for voting purposes when they reasonably believe the ability to vote such securities outweighs the additional revenue received if such securities were not recalled.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2025, is available, without charge, upon request, by calling 1-800-222-5852, sending an email request to prospectus@principalfunds.com, or by accessing the Funds' most recently filed Form N-PX on the Funds website at www.PrincipalAM.com/PVCProspectuses and on the SEC website at www.sec.gov.
FINANCIAL STATEMENTS
The financial statements of the Funds at December 31, 2025, are incorporated herein by reference to the Funds' most recent Annual Report to Shareholders filed with the SEC on Form N-CSR.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 700 Nicollet Mall, Suite 500, Minneapolis, MN 55402, is the independent registered public accounting firm for the Principal Funds.
67

GENERAL INFORMATION
LargeCap S&P 500 Index, U.S. LargeCap S&P 500 Index Buffer January, U.S. LargeCap S&P 500 Index Buffer April, U.S. LargeCap S&P 500 Index Buffer July, and U.S. LargeCap S&P 500 Index Buffer October Accounts
The Funds are not sponsored, endorsed, sold, or promoted by S&P Global (“S&P Global”). S&P Global makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly or the ability of the S&P 500 Index to track general stock market performance. S&P Global’s only relationship to Principal Life Insurance Company and PGI is the licensing of certain trademarks and trade names of S&P Global and the S&P 500 Index which are determined, composed, and calculated by S&P Global without regard to Principal Life Insurance Company, PGI, or the Funds. S&P Global has no obligation to take the needs of Principal Life Insurance Company, PGI or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P Global is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P Global has no obligation or liability in connection with the administration, marketing, or trading of the Funds.
S&P GLOBAL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA CONTAINED THEREIN AND S&P GLOBAL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P GLOBAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, PRINCIPAL, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P GLOBAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P GLOBAL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
68

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
The following list identifies shareholders who own more than 25% of the voting securities of a Fund as of March 31, 2026. It is presumed that a person who owns more than 25% of the voting securities of a Fund controls the Fund. A control person could control the outcome of proposals presented to shareholders for approval. The information is listed in alphabetical order by Fund.

Account/Portfolio Name	Percentage of Voting Securities Owned of Each Account	Control Person – Name and Address	Jurisdiction Under Which the Company is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
BLUE CHIP	88.50%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
BOND MARKET INDEX	35.45%	DIVERSIFIED GROWTH ACCOUNT	MARYLAND	PRINCIPAL
		ATTN MUTUAL FUND ACCOUNTING H221		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
BOND MARKET INDEX	28.78%	DIVERSIFIED GROWTH ADAPTIVE	MARYLAND	PRINCIPAL
		ALLOCATION ACCOUNT		FINANCIAL GROUP
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
CORE PLUS BOND	98.10%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED BALANCED	99.51%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN INDIVIDUAL LIFE ACCOUNTING		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED BALANCED	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
ADAPTIVE ALLOCATION		ATTN INDIVIDUAL LIFE ACCOUNTING		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED GROWTH	99.94%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN INDIVIDUAL LIFE ACCOUNTING		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED GROWTH	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
ADAPTIVE ALLOCATION		ATTN INDIVIDUAL LIFE ACCOUNTING		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED INCOME	99.93%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN INDIVIDUAL LIFE ACCOUNTING		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED INTERNATIONAL	98.52%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
EQUITY INCOME	51.28%	PRINCIPAL LIFE INSURANCE CO	IOWA	PRINCIPAL
		RIS FIN MGMT B&C T-005-W40		FINANCIAL GROUP
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001
69

Account/Portfolio Name	Percentage of Voting Securities Owned of Each Account	Control Person – Name and Address	Jurisdiction Under Which the Company is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
GLOBAL EMERGING	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
MARKETS		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
GOVERNMENT & HIGH	82.58%	PRINCIPAL LIFE INSURANCE CO	IOWA	PRINCIPAL
QUALITY BOND		RIS FIN MGMT B&C T-005-W40		FINANCIAL GROUP
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001
LARGECAP GROWTH I	97.95%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP S&P 500 INDEX	38.24%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN INDIVIDUAL LIFE ACCOUNTING		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP S&P 500 INDEX	32.44%	DIVERSIFIED GROWTH ACCOUNT	MARYLAND	PRINCIPAL
		ATTN MUTUAL FUND ACCOUNTING H221		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
MIDCAP	93.56%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL CAPITAL	56.77%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
APPRECIATION		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL CAPITAL	29.45%	THRIVENT FINANCIAL FOR LUTHERANS	WISCONSIN	THRIVENT
APPRECIATION		901 MARQUETTE AVE STE 2500		FINANCIAL
		MINNEAPOLIS MN 55402-3211
PRINCIPAL LIFETIME 2020	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2030	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2040	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2050	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2060	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
70

Account/Portfolio Name	Percentage of Voting Securities Owned of Each Account	Control Person – Name and Address	Jurisdiction Under Which the Company is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
PRINCIPAL LIFETIME	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
STRATEGIC INCOME		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
REAL ESTATE SECURITIES	46.32%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
REAL ESTATE SECURITIES	44.06%	NYLIAC	NEW YORK	NEW YORK LIFE
		ATTN ASHESH UPADHYAY		INSURANCE
		30 HUDSON ST		COMPANY
		JERSEY CITY NJ 07302-4804
SAM BALANCED	75.01%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE	87.02%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
BALANCED		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE	51.81%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
GROWTH		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE	40.58%	FARMERS NEW WORLD LIFE INS CO	CALIFORNIA	FARMER'S
GROWTH		ATTN SEGREGATED ASSETS		INSURANCE GROUP
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM FLEXIBLE INCOME	90.81%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM STRATEGIC GROWTH	52.68%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM STRATEGIC GROWTH	44.89%	FARMERS NEW WORLD LIFE INS CO	CALIFORNIA	FARMER'S
		ATTN SEGREGATED ASSETS		INSURANCE GROUP
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SHORT-TERM INCOME	98.51%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP	95.20%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
		ATTN INDIVIDUAL LIFE ACCOUNTING		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
71

Account/Portfolio Name	Percentage of Voting Securities Owned of Each Account	Control Person – Name and Address	Jurisdiction Under Which the Company is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
US LARGECAP S&P 500 INDEX	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
BUFFER JANUARY		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
US LARGECAP S&P 500 INDEX	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
BUFFER APRIL		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
US LARGECAP S&P 500 INDEX	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
BUFFER JULY		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
US LARGECAP S&P 500 INDEX	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL
BUFFER OCTOBER		ATTN IND ACCTNG G-12-S41		FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
Funds that operate as funds of funds and Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, neither the funds of funds nor Principal Life Insurance Company exercise voting discretion.
Principal Life votes each Fund’s shares allocated to each of its registered separate accounts and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts. The shares are voted in accordance with instructions received from contract holders, policy owners, participants, and annuitants. Other shares of each Fund held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Principal Life will vote the shares based upon the instructions received from contract owners, regardless of the number of contract owners who provide such instructions. A potential effect of this proportional voting is that a small number of contract owners may determine the outcome of a shareholder vote if only a small number of contract owners provide voting instructions. Shares of each of the Funds held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Life determines, under applicable law, that a Fund’s shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those Fund shares in its own right. Shares held by retirement plans are voted in accordance with the governing documents of the plans.
72

Principal Holders of Securities
The Registrant is unaware of any persons who own beneficially (but are not shareholders of record) 5% or more of any class of the Funds’ outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Funds’ outstanding shares as of March 31, 2026. The list is presented in alphabetical order by Fund.

Fund/Class	Percentage of Ownership	Name and Address of Owner
BLUE CHIP, Class 2	71.53%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
BLUE CHIP, Class 2	11.50%	MIDLAND NATIONAL LIFE
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833
BLUE CHIP, Class 2	9.12%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
BOND MARKET INDEX, Class 1	35.45%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
BOND MARKET INDEX, Class 1	28.78%	DIVERSIFIED GROWTH ADAPTIVE
		ALLOCATION ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
BOND MARKET INDEX, Class 1	13.82%	DIVERSIFIED BALANCED ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
BOND MARKET INDEX, Class 1	6.53%	DIVERSIFIED INCOME ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
BOND MARKET INDEX, Class 1	6.00%	DIVERSIFIED BALANCED ADAPTIVE
		ALLOCATION ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
CORE PLUS BOND, Class 1	27.85%	PRINCIPAL LIFE INSURANCE CO CUST
		VUL
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
CORE PLUS BOND, Class 1	10.69%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
CORE PLUS BOND, Class 1	10.54%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
73

Fund/Class	Percentage of Ownership	Name and Address of Owner
CORE PLUS BOND, Class 1	10.53%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
CORE PLUS BOND, Class 1	10.20%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
CORE PLUS BOND, Class 1	9.16%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO
		VARIABLE UNIVERSAL LIFE III
		ATTN INDIVIDUAL ACCOUNT
		711 HIGH ST
		DES MOINES IA 50392-0001
CORE PLUS BOND, Class 1	5.17%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED BALANCED ADAPTIVE ALLOCATION,	100.00%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL LIFETIME INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED BALANCED, Class 1	39.88%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		PRINCIPAL FLEXIBLE VARIABLE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED BALANCED, Class 1	31.54%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL - PRINFLEX
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED BALANCED, Class 1	6.10%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL - FLEXIBLE
		VARIABLE LIFE INSURANCE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED BALANCED, Class 1	5.57%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL - VARIABLE
		UNIVERSAL LIFE ACCUMULATOR II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED BALANCED, Class 2	90.49%	PRINCIPAL LIFE INSURANCE CO CUST.
		FBO PRINCIPAL INVESTMENT PLUS
		VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
74

Fund/Class	Percentage of Ownership	Name and Address of Owner
DIVERSIFIED BALANCED, Class 2	5.97%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL LIFETIME
		INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED GROWTH ADAPTIVE ALLOCATION,	100.00%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL LIFETIME
		INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED GROWTH, Class 2	83.09%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS
		VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED GROWTH, Class 2	15.64%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL LIFETIME
		INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED INCOME, Class 2	52.90%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS
		VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED INCOME, Class 2	45.94%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL LIFETIME INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED INTERNATIONAL, Class 1	18.45%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED INTERNATIONAL, Class 1	17.39%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED INTERNATIONAL, Class 1	11.03%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED INTERNATIONAL, Class 1	9.87%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
75

Fund/Class	Percentage of Ownership	Name and Address of Owner
DIVERSIFIED INTERNATIONAL, Class 1	7.84%	PRINCIPAL LIFE INSURANCE CO CUST
		VUL INCOME
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED INTERNATIONAL, Class 1	7.19%	PRINCIPAL LIFE INSURANCE CO CUST
		VUL II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
DIVERSIFIED INTERNATIONAL, Class 1	6.92%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
EQUITY INCOME, Class 1	18.00%	JP MORGAN CHASE BANK NA FBO:
		INTELLIGENT VARIABLE UNIV LIFE
		TEACHERS INSURANCE & ANNUITY ASSOC.
		SEPARATE ACCOUNT VA-5
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500
EQUITY INCOME, Class 1	10.49%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
EQUITY INCOME, Class 1	10.17%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
EQUITY INCOME, Class 1	9.25%	SAM STRATEGIC GROWTH PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
EQUITY INCOME, Class 1	7.39%	PRINCIPAL LIFE INSURANCE CO
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		PRINCIPAL FINANCIAL GROUP
		711 HIGH ST
		DES MOINES IA 50392-0001
EQUITY INCOME, Class 1	6.47%	PRINCIPAL LIFE INSURANCE CO CUST PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
EQUITY INCOME, Class 1	6.38%	SAM BALANCED PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
EQUITY INCOME, Class 1	5.06%	SAM CONS GROWTH PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
EQUITY INCOME, Class 2	49.43%	THRIVENT FINANCIAL FOR LUTHERANS
		901 MARQUETTE AVE STE 2500
		MINNEAPOLIS MN 55402-3211
76

Fund/Class	Percentage of Ownership	Name and Address of Owner
EQUITY INCOME, Class 2	20.32%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
EQUITY INCOME, Class 2	12.36%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
EQUITY INCOME, Class 2	6.14%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPARATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997
EQUITY INCOME, Class 2	5.12%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
GLOBAL EMERGING MARKETS, Class 1	15.65%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
GLOBAL EMERGING MARKETS, Class 1	14.35%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
GLOBAL EMERGING MARKETS, Class 1	13.42%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
GLOBAL EMERGING MARKETS, Class 1	11.56%	PRINCIPAL LIFE INSURANCE CO CUST VUL INCOME
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
GLOBAL EMERGING MARKETS, Class 1	8.85%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
GLOBAL EMERGING MARKETS, Class 1	6.81%	PRINCIPAL LIFE INSURANCE CO CUST - VUL II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
GLOBAL EMERGING MARKETS, Class 1	6.67%	PRINCIPAL LIFE INSURANCE CO CUST PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
GLOBAL EMERGING MARKETS, Class 1	6.24%	PRINCIPAL LIFE INSURANCE CO CUST
		VARIABLE UNIVERSAL LIFE INCOME II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
77

Fund/Class	Percentage of Ownership	Name and Address of Owner
GLOBAL EMERGING MARKETS, Class 1	5.96%	PRINCIPAL NATIONAL LIFE INS CO
		FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992
GOVERNMENT & HIGH QUALITY BOND, Class 1	17.74%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
GOVERNMENT & HIGH QUALITY BOND, Class 1	12.91%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
GOVERNMENT & HIGH QUALITY BOND, Class 1	12.36%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
GOVERNMENT & HIGH QUALITY BOND, Class 1	9.20%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
GOVERNMENT & HIGH QUALITY BOND, Class 1	6.91%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
GOVERNMENT & HIGH QUALITY BOND, Class 1	6.34%	SAM BALANCED PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP GROWTH I, Class 1	25.36%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP GROWTH I, Class 1	18.12%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP GROWTH I, Class 1	18.03%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP GROWTH I, Class 1	9.31%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
78

Fund/Class	Percentage of Ownership	Name and Address of Owner
LARGECAP GROWTH I, Class 1	6.42%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO
		VARIABLE UNIVERSAL LIFE III
		ATTN INDIVIDUAL ACCOUNT
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP S&P 500 INDEX, Class 1	33.45%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP S&P 500 INDEX, Class 1	17.21%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP S&P 500 INDEX, Class 1	15.10%	DIVERSIFIED GROWTH ADAPTIVE
		ALLOCATION ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP S&P 500 INDEX, Class 1	7.62%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO
		VARIABLE UNIVERSAL LIFE III
		ATTN INDIVIDUAL ACCOUNT
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP S&P 500 INDEX, Class 1	7.10%	DIVERSIFIED BALANCED ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP S&P 500 INDEX, Class 2	92.28%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
LARGECAP S&P 500 INDEX, Class 2	6.79%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY V2
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
MIDCAP, Class 1	30.28%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
MIDCAP, Class 1	18.83%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
MIDCAP, Class 1	11.36%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS
		VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
79

Fund/Class	Percentage of Ownership	Name and Address of Owner
MIDCAP, Class 1	5.49%	PRINCIPAL LIFE INSURANCE CO CUST
		VUL II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
MIDCAP, Class 2	50.14%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES
		VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
MIDCAP, Class 2	36.23%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
MIDCAP, Class 2	7.90%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
PRINCIPAL CAPITAL APPRECIATION, Class 1	26.69%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS
		VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL CAPITAL APPRECIATION, Class 1	19.69%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL CAPITAL APPRECIATION, Class 1	8.71%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPARATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997
PRINCIPAL CAPITAL APPRECIATION, Class 1	7.71%	AMERICAN GENERAL LIFE INSURANCE CO
		VARIABLE PRODUCTS DEPARTMENT
		ATTN: DEBORAH KERAI
		PO BOX 1591
		HOUSTON TX 77251-1591
PRINCIPAL CAPITAL APPRECIATION, Class 1	7.61%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL CAPITAL APPRECIATION, Class 1	5.74%	PRINCIPAL LIFE INSURANCE CO CUST
		VUL II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL CAPITAL APPRECIATION, Class 2	72.05%	THRIVENT FINANCIAL FOR LUTHERANS
		901 MARQUETTE AVE STE 2500
		MINNEAPOLIS MN 55402-3211
80

Fund/Class	Percentage of Ownership	Name and Address of Owner
PRINCIPAL CAPITAL APPRECIATION, Class 2	17.02%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2020, Class 1	31.91%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2020, Class 1	24.90%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2020, Class 1	13.31%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO VARIABLE UNIVERSAL LIFE III
		ATTN INDIVIDUAL ACCOUNT
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2020, Class 1	13.06%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2030, Class 1	38.74%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2030, Class 1	21.21%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO VARIABLE UNIVERSAL LIFE III
		ATTN INDIVIDUAL ACCOUNT
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2030, Class 1	11.42%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2030, Class 1	7.27%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2030, Class 1	7.25%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO PRIVATE PLACEMENT VUL
		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
81

Fund/Class	Percentage of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2040, Class 1	37.35%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2040, Class 1	21.32%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO VARIABLE UNIVERSAL LIFE III
		ATTN INDIVIDUAL ACCOUNT
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2040, Class 1	12.75%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2040, Class 1	9.18%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO PRIVATE PLACEMENT VUL
		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2050, Class 1	28.89%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2050, Class 1	26.01%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO VARIABLE UNIVERSAL LIFE III
		ATTN INDIVIDUAL ACCOUNT
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2050, Class 1	12.32%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2050, Class 1	8.10%	PRINCIPAL LIFE INSURANCE CO CUST VUL INCOME
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2050, Class 1	5.67%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2060, Class 1	34.69%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2060, Class 1	31.95%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO VARIABLE UNIVERSAL LIFE III
		ATTN INDIVIDUAL ACCOUNT
		711 HIGH ST
		DES MOINES IA 50392-0001
82

Fund/Class	Percentage of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2060, Class 1	10.69%	PRINCIPAL NATIONAL LIFE INS CO
		FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992
PRINCIPAL LIFETIME 2060, Class 1	9.13%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2060, Class 1	5.01%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL - PRIVATE PLACEMENT VUL
		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME STRATEGIC INCOME, Class 1	44.69%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME STRATEGIC INCOME, Class 1	15.72%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME STRATEGIC INCOME, Class 1	15.12%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO VARIABLE UNIVERSAL LIFE III
		ATTN INDIVIDUAL ACCOUNT
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME STRATEGIC INCOME, Class 1	13.92%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
REAL ESTATE SECURITIES, Class 1	17.14%	NYLIAC
		ATTN ASHESH UPADHYAY
		30 HUDSON ST
		JERSEY CITY NJ 07302-4804
REAL ESTATE SECURITIES, Class 1	11.04%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
REAL ESTATE SECURITIES, Class 1	10.51%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
REAL ESTATE SECURITIES, Class 1	8.07%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
83

Fund/Class	Percentage of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES, Class 1	7.45%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
REAL ESTATE SECURITIES, Class 1	6.52%	SAM BALANCED PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
REAL ESTATE SECURITIES, Class 1	5.19%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO VARIABLE UNIVERSAL LIFE III
		ATTN INDIVIDUAL ACCOUNT
		711 HIGH ST
		DES MOINES IA 50392-0001
REAL ESTATE SECURITIES, Class 1	5.04%	PRINCIPAL LIFE INSURANCE CO CUST PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
REAL ESTATE SECURITIES, Class 1	5.01%	SAM CONS GROWTH PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001
REAL ESTATE SECURITIES, Class 2	91.07%	NYLIAC
		ATTN ASHESH UPADHYAY
		30 HUDSON ST
		JERSEY CITY NJ 07302-4804
REAL ESTATE SECURITIES, Class 2	7.50%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM BALANCED, Class 1	47.60%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM BALANCED, Class 1	7.53%	PRINCIPAL NATIONAL LIFE INS CO FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992
SAM BALANCED, Class 1	7.35%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM BALANCED, Class 1	7.04%	PRINCIPAL LIFE INSURANCE CO CUST
		VARIABLE UNIVERSAL LIFE INCOME II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM BALANCED, Class 1	6.28%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
84

Fund/Class	Percentage of Ownership	Name and Address of Owner
SAM BALANCED, Class 1	5.20%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPARATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997
SAM BALANCED, Class 2	34.71%	FARMERS NEW WORLD LIFE INS CO
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM BALANCED, Class 2	22.34%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM BALANCED, Class 2	12.53%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM BALANCED, Class 2	11.42%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM BALANCED, Class 2	10.33%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPARATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997
SAM CONSERVATIVE BALANCED, Class 1	37.01%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE BALANCED, Class 1	32.20%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE BALANCED, Class 1	5.75%	PRINCIPAL NATIONAL LIFE INS CO
		FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992
SAM CONSERVATIVE BALANCED, Class 1	5.53%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE BALANCED, Class 1	5.41%	PRINCIPAL LIFE INSURANCE CO CUST
		VARIABLE UNIVERSAL LIFE INCOME II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE BALANCED, Class 2	43.85%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
85

Fund/Class	Percentage of Ownership	Name and Address of Owner
SAM CONSERVATIVE BALANCED, Class 2	28.06%	FARMERS NEW WORLD LIFE INS CO
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM CONSERVATIVE BALANCED, Class 2	10.74%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM CONSERVATIVE BALANCED, Class 2	8.17%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM CONSERVATIVE GROWTH, Class 1	20.86%	PRINCIPAL NATIONAL LIFE INS CO
		FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992
SAM CONSERVATIVE GROWTH, Class 1	18.25%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE GROWTH, Class 1	13.47%	PRINCIPAL LIFE INSURANCE CO CUST
		VARIABLE UNIVERSAL LIFE INCOME II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE GROWTH, Class 1	10.76%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE GROWTH, Class 1	6.39%	PRINCIPAL LIFE INSURANCE CO CUST VUL INCOME
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE GROWTH, Class 1	6.37%	AMERICAN GENERAL LIFE INSURANCE CO
		VARIABLE PRODUCTS DEPARTMENT
		ATTN: DEBORAH KERAI
		PO BOX 1591
		HOUSTON TX 77251-1591
SAM CONSERVATIVE GROWTH, Class 1	5.22%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM CONSERVATIVE GROWTH, Class 2	41.82%	FARMERS NEW WORLD LIFE INS CO
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM CONSERVATIVE GROWTH, Class 2	27.44%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM CONSERVATIVE GROWTH, Class 2	10.69%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
86

Fund/Class	Percentage of Ownership	Name and Address of Owner
SAM CONSERVATIVE GROWTH, Class 2	9.70%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM FLEXIBLE INCOME, Class 1	43.45%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM FLEXIBLE INCOME, Class 1	18.24%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM FLEXIBLE INCOME, Class 1	12.70%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM FLEXIBLE INCOME, Class 1	5.52%	PRINCIPAL NATIONAL LIFE INS CO
		FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992
SAM FLEXIBLE INCOME, Class 2	60.39%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM FLEXIBLE INCOME, Class 2	10.89%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM FLEXIBLE INCOME, Class 2	6.70%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM FLEXIBLE INCOME, Class 2	6.42%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPARATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997
SAM FLEXIBLE INCOME, Class 2	6.38%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY V2
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM FLEXIBLE INCOME, Class 2	5.41%	FARMERS NEW WORLD LIFE INS CO
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM STRATEGIC GROWTH, Class 1	33.01%	PRINCIPAL NATIONAL LIFE INS CO FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992
87

Fund/Class	Percentage of Ownership	Name and Address of Owner
SAM STRATEGIC GROWTH, Class 1	14.07%	PRINCIPAL LIFE INSURANCE CO CUST
		VARIABLE UNIVERSAL LIFE INCOME II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM STRATEGIC GROWTH, Class 1	10.34%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM STRATEGIC GROWTH, Class 1	8.08%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM STRATEGIC GROWTH, Class 1	7.82%	PRINCIPAL LIFE INSURANCE CO CUST
		VUL INCOME
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM STRATEGIC GROWTH, Class 2	46.58%	FARMERS NEW WORLD LIFE INS CO
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM STRATEGIC GROWTH, Class 2	29.89%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SAM STRATEGIC GROWTH, Class 2	10.30%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SAM STRATEGIC GROWTH, Class 2	6.96%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SHORT-TERM INCOME, Class 1	36.65%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SHORT-TERM INCOME, Class 1	19.20%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SHORT-TERM INCOME, Class 1	8.79%	PRINCIPAL NATIONAL LIFE INSURANCE
		CO CUST FBO VARIABLE UNIVERSAL LIFE III
		ATTN INDIVIDUAL ACCOUNT
		711 HIGH ST
		DES MOINES IA 50392-0001
SHORT-TERM INCOME, Class 1	7.37%	PRINCIPAL LIFE INSURANCE CO CUST - VUL
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
88

Fund/Class	Percentage of Ownership	Name and Address of Owner
SHORT-TERM INCOME, Class 1	6.90%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SMALLCAP, Class 1	21.53%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SMALLCAP, Class 1	21.02%	PRINCIPAL LIFE INSURANCE CO CUST PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SMALLCAP, Class 1	12.70%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SMALLCAP, Class 1	6.57%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SMALLCAP, Class 1	6.50%	PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL
		INDIVIDUAL - EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SMALLCAP, Class 1	5.45%	PRINCIPAL LIFE INSURANCE CO CUST VUL INCOME
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SMALLCAP, Class 1	5.15%	PRINCIPAL LIFE INSURANCE CO CUST VUL II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
SMALLCAP, Class 2	46.46%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
SMALLCAP, Class 2	27.79%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
SMALLCAP, Class 2	16.34%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005
US LARGECAP S&P 500 INDEX BUFFER APRIL,	60.78%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
89

Fund/Class	Percentage of Ownership	Name and Address of Owner
US LARGECAP S&P 500 INDEX BUFFER APRIL,	31.84%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL LIFETIME INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
US LARGECAP S&P 500 INDEX BUFFER JANUARY,	85.91%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL PIVOT SERIES
		VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
US LARGECAP S&P 500 INDEX BUFFER JANUARY,	8.50%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL LIFETIME
		INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
US LARGECAP S&P 500 INDEX BUFFER JULY,	59.87%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL PIVOT SERIES
		VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
US LARGECAP S&P 500 INDEX BUFFER JULY,	33.73%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL LIFETIME INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
US LARGECAP S&P 500 INDEX BUFFER OCTOBER,	60.11%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL PIVOT SERIES
		VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
US LARGECAP S&P 500 INDEX BUFFER OCTOBER,	22.50%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL LIFETIME INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
US LARGECAP S&P 500 INDEX BUFFER OCTOBER,	11.17%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL INVESTMENT PLUS
		VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001
US LARGECAP S&P 500 INDEX BUFFER OCTOBER,	5.93%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
Management Ownership
As of March 31, 2026, the Board Members and officers of the Funds, as a group, owned less than 1% of the outstanding shares of any class of any of the Funds.
90

PORTFOLIO MANAGER DISCLOSURE
(as provided by the Investment Advisors)
This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. The “Ownership of Securities” tables reflect the portfolio managers’ beneficial ownership, which means a direct or indirect pecuniary interest. For some portfolio managers, this includes beneficial ownership of Fund shares through variable life insurance and variable annuity contracts. For information about potential material conflicts of interest, see Brokerage Allocation and Other Practices - Allocation of Trades.
This section lists information about PGI’s portfolio managers first. Next, the section includes information about the sub-advisors’ portfolio managers alphabetically by sub-advisor, which is provided by the sub-advisors.
Information in this section is as of December 31, 2025, unless otherwise noted.
91

Advisor: Principal Global Investors, LLC (Principal Asset Allocation Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Brody Dass: Diversified Balanced, Diversified Balanced Adaptive Allocation, Diversified Growth, Diversified Growth Adaptive Allocation, and Diversified Income Accounts; and SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM Strategic Growth Portfolios

Registered investment companies	8	$15.2 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	24	$166.5 million	0	$0
James W. Fennessey: LargeCap Growth I and Principal LifeTime Strategic Income, 2020, 2030, 2040, 2050, and 2060 Accounts
Registered investment companies	32	$65.0 billion	0	$0
Other pooled investment vehicles	39	$77.8 billion	0	$0
Other accounts	26	$4.2 billion	0	$0
Todd A. Jablonski: Principal LifeTime Strategic Income, 2020, 2030, 2040, 2050, 2060 Accounts; and SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM Strategic Growth Portfolios

Registered investment companies	31	$47.1 billion	0	$0
Other pooled investment vehicles	38	$77.8 billion	0	$0
Other accounts	2	$62.9 million	0	$0
Michael Messina: LargeCap Growth Account I
Registered investment companies	6	$32.6 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Tyler O'Donnell(1): Diversified Balanced Adaptive Allocation and Diversified Growth Adaptive Allocation Accounts
Registered investment companies	10	$19.7 billion	0	$0
Other pooled investment vehicles	4	$62.7 billion	0	$0
Other accounts	3	$3.1 billion	0	$0
Chad Severin: Principal LifeTime Strategic Income, 2020, 2030, 2040, 2050, and 2060 Accounts
Registered investment companies	26	$32.4 billion	0	$0
Other pooled investment vehicles	38	$77.8 billion	0	$0
Other accounts	0	$0	0	$0
Aaron J. Siebel(1): Diversified Balanced Adaptive Allocation and Diversified Growth Adaptive Allocation Accounts
Registered investment companies	14	$24.7 billion	0	$0
Other pooled investment vehicles	4	$62.7 billion	0	$0
Other accounts	3	$3.1 billion	0	$0
Scott Smith: Principal LifeTime Strategic Income, 2020, 2030, 2040, 2050, and 2060 Accounts
Registered investment companies	26	$32.4 billion	0	$0
Other pooled investment vehicles	51	$78.0 billion	0	$0
Other accounts	26	$4.2 billion	0	$0
Yesim Tokat-Acikel: Diversified Balanced, Diversified Balanced Adaptive Allocation, Diversified Growth, Diversified Growth Adaptive Allocation, and Diversified Income Accounts; and SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM Strategic Growth Portfolios

Registered investment companies	9	$15.3 billion	0	$0
Other pooled investment vehicles	4	$193.5 million	0	$0
Other accounts	30	$259.3 million	0	$0
May Tong: LargeCap Growth I; and Principal LifeTime Strategic Income, 2020, 2030, 2040, 2050, and 2060 Accounts
Registered investment companies	36	$74.8 billion	0	$0
Other pooled investment vehicles	39	$80.9 billion	0	$0
Other accounts	0	$0	0	$0
(1)For more information regarding Tyler O'Donnell’s and Aaron J. Siebel’s Other Accounts Managed, see Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers).
92

Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral schedule. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG's employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Brody Dass	Diversified Balanced	None
Brody Dass	Diversified Balanced Adaptive Allocation	None
Brody Dass	Diversified Growth	None
Brody Dass	Diversified Growth Adaptive Allocation	None
Brody Dass	Diversified Income	None
Brody Dass	SAM Balanced	None
Brody Dass	SAM Conservative Balanced	None
Brody Dass	SAM Conservative Growth	None
Brody Dass	SAM Flexible Income	None
Brody Dass	SAM Strategic Growth	None
James W. Fennessey	LargeCap Growth I	None
James W. Fennessey	Principal LifeTime Strategic Income	None
James W. Fennessey	Principal LifeTime 2020	None
James W. Fennessey	Principal LifeTime 2030	None
James W. Fennessey	Principal LifeTime 2040	None
James W. Fennessey	Principal LifeTime 2050	None
James W. Fennessey	Principal LifeTime 2060	None
Todd A. Jablonski	Principal LifeTime Strategic Income	None
Todd A. Jablonski	Principal LifeTime 2020	None
Todd A. Jablonski	Principal LifeTime 2030	None
Todd A. Jablonski	Principal LifeTime 2040	None
Todd A. Jablonski	Principal LifeTime 2050	None
Todd A. Jablonski	Principal LifeTime 2060	None
93

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Todd A. Jablonski	SAM Balanced	None
Todd A. Jablonski	SAM Conservative Balanced	None
Todd A. Jablonski	SAM Conservative Growth	None
Todd A. Jablonski	SAM Flexible Income	None
Todd A. Jablonski	SAM Strategic Growth	None
Michael Messina	LargeCap Growth I	None
Tyler O'Donnell(1)	Diversified Balanced Adaptive Allocation	None
Tyler O'Donnell(1)	Diversified Growth Adaptive Allocation	None
Chad Severin	Principal LifeTime Strategic Income	None
Chad Severin	Principal LifeTime 2020	None
Chad Severin	Principal LifeTime 2030	None
Chad Severin	Principal LifeTime 2040	None
Chad Severin	Principal LifeTime 2050	None
Chad Severin	Principal LifeTime 2060	None
Aaron J. Siebel(1)	Diversified Balanced Adaptive Allocation	None
Aaron J. Siebel(1)	Diversified Growth Adaptive Allocation	None
Scott Smith	Principal LifeTime Strategic Income	None
Scott Smith	Principal LifeTime 2020	None
Scott Smith	Principal LifeTime 2030	None
Scott Smith	Principal LifeTime 2040	None
Scott Smith	Principal LifeTime 2050	None
Scott Smith	Principal LifeTime 2060	None
Yesim Tokat-Acikel	Diversified Balanced	None
Yesim Tokat-Acikel	Diversified Balanced Adaptive Allocation	None
Yesim Tokat-Acikel	Diversified Growth	None
Yesim Tokat-Acikel	Diversified Growth Adaptive Allocation	None
Yesim Tokat-Acikel	Diversified Income	None
Yesim Tokat-Acikel	SAM Balanced	None
Yesim Tokat-Acikel	SAM Conservative Balanced	None
Yesim Tokat-Acikel	SAM Conservative Growth	None
Yesim Tokat-Acikel	SAM Flexible Income	None
Yesim Tokat-Acikel	SAM Strategic Growth	None
May Tong	LargeCap Growth I	None
May Tong	Principal LifeTime Strategic Income	None
May Tong	Principal LifeTime 2020	None
May Tong	Principal LifeTime 2030	None
May Tong	Principal LifeTime 2040	None
May Tong	Principal LifeTime 2050	None
May Tong	Principal LifeTime 2060	None
(1)For more information regarding Tyler O'Donnell’s and Aaron J. Siebel’s Ownership of Securities, see Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers).
94

Advisor: Principal Global Investors, LLC (Principal Edge Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Daniel R. Coleman: Equity Income and Principal Capital Appreciation Accounts
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	9	$14.7 billion	0	$0
Other accounts	15	$2.1 billion	0	$0
Theodore Jayne: Principal Capital Appreciation Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	5	$5.1 billion	0	$0
Other accounts	1	$826.0 million	0	$0
Sarah E. Radecki: Equity Income Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	4	$9.6 billion	0	$0
Other accounts	13	$1.2 billion	0	$0
Nedret Vidinli: Equity Income Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	2	$8.0 billion	0	$0
Other accounts	5	$92.8 million	0	$0
Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral schedule. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG's employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
95

Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Daniel R. Coleman	Equity Income	None
Daniel R. Coleman	Principal Capital Appreciation	None
Theodore Jayne	Principal Capital Appreciation	None
Sarah E. Radecki	Equity Income	None
Nedret Vidinli	Equity Income	None

96

Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Paul H. Blankenhagen: Diversified International Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	9	$28.8 billion	0	$0
Other accounts	13	$2.5 billion	1	$284.1 million
Emily Foshag: SmallCap Account
Registered investment companies	2	$2.4 billion	0	$0
Other pooled investment vehicles	3	$573.0 million	0	$0
Other accounts	11	$2.0 billion	2	$529.2 million
Daniel Graña: Global Emerging Markets Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	5	$6.1 billion	0	$0
Other accounts	0	$0	0	$0
John Paul Lech: Global Emerging Markets Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	5	$6.1 billion	0	$0
Other accounts	0	$0	0	$0
George P. Maris: Diversified International Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	9	$28.8 billion	0	$0
Other accounts	13	$2.5 billion	1	$284.1 million
K. William Nolin: Blue Chip and MidCap Accounts
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	7	$44.6 billion	0	$0
Other accounts	33	$7.2 billion	0	$0
Phil Nordhus: SmallCap Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	2	$2.7 billion	0	$0
Other accounts	11	$2.0 billion	2	$529.2 million
Tyler O'Donnell(1): LargeCap S&P 500 Index, U.S. LargeCap S&P 500 Index Buffer January, U.S. LargeCap S&P 500 Index Buffer April, U.S. LargeCap S&P 500 Index Buffer July, and U.S. LargeCap S&P 500 Index Buffer October Accounts

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	23	$82.4 billion	0	$0
Other accounts	3	$3.4 billion	0	$0
Brian W. Pattinson: SmallCap Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	5	$4.3 billion	0	$0
Other accounts	21	$3.4 billion	2	$529.2 million
Matthew Peron: Diversified International Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	9	$28.8 billion	0	$0
Other accounts	13	$2.5 billion	1	$284.1 million
97

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Tom Rozycki: Blue Chip and MidCap Accounts
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	7	$44.6 billion	0	$0
Other accounts	33	$7.2 billion	0	$0
Aaron J. Siebel(1): LargeCap S&P 500 Index, U.S. LargeCap S&P 500 Index Buffer January, U.S. LargeCap S&P 500 Index Buffer April, U.S. LargeCap S&P 500 Index Buffer July, and U.S. LargeCap S&P 500 Index Buffer October Accounts

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	26	$87.2 billion	0	$0
Other accounts	4	$4.5 billion	0	$0
(1)For more information regarding Tyler O'Donnell’s and Aaron J. Siebel’s Other Accounts Managed, see Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers).
Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral schedule. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG's employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
98

Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Paul H. Blankenhagen	Diversified International	None
Emily Foshag	SmallCap	None
Daniel Graña	Global Emerging Markets	None
John Paul Lech	Global Emerging Markets	None
George P. Maris	Diversified International	None
K. William Nolin	Blue Chip	None
K. William Nolin	MidCap	None
Phil Nordhus	SmallCap	None
Tyler O’Donnell(1)	LargeCap S&P 500 Index	None
Tyler O’Donnell(1)	U.S. LargeCap S&P 500 Index Buffer January	None
Tyler O’Donnell(1)	U.S. LargeCap S&P 500 Index Buffer April	None
Tyler O’Donnell(1)	U.S. LargeCap S&P 500 Index Buffer July	None
Tyler O’Donnell(1)	U.S. LargeCap S&P 500 Index Buffer October	None
Brian W. Pattinson	SmallCap	None
Matthew Peron	Diversified International	None
Tom Rozycki	Blue Chip	None
Tom Rozycki	MidCap	None
Aaron J. Siebel(1)	LargeCap S&P 500 Index	None
Aaron J. Siebel(1)	U.S. LargeCap S&P 500 Index Buffer January	None
Aaron J. Siebel(1)	U.S. LargeCap S&P 500 Index Buffer April	None
Aaron J. Siebel(1)	U.S. LargeCap S&P 500 Index Buffer July	None
Aaron J. Siebel(1)	U.S. LargeCap S&P 500 Index Buffer October	None
(1)For more information regarding Tyler O'Donnell’s and Aaron J. Siebel’s Ownership of Securities, see Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers).
99

Advisor: Principal Global Investors, LLC (Principal Fixed Income Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Scott Brustkern(1): Bond Market Index Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	27	$376.2 million	0	$0
Jeff Callahan: Bond Market Index and Short-Term Income Accounts
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	13	$13.3 billion	0	$0
Other accounts	19	$948.1 million	1	$401.0 million
Bryan C. Davis: Core Plus Bond and Government & High Quality Bond Accounts
Registered investment companies	3	$11.9 billion	0	$0
Other pooled investment vehicles	12	$9.6 billion	0	$0
Other accounts	26	$5.9 billion	1	$1.7 million
John R. Friedl: Core Plus Bond Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	29	$16.5 billion	0	$0
Other accounts	11	$351.7 million	0	$0
Zach Gassmann: Government & High Quality Bond Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	21	$7.1 billion	0	$0
Other accounts	11	$3.0 billion	0	$0
Michael Goosay: Core Plus Bond and Short-Term Income Accounts
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$149.3 million	0	$0
Other accounts	10	$741.6 million	1	$401.0 million
Tina Paris: Core Plus Bond Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	10	$1.6 billion	0	$0
Other accounts	11	$739.3 million	0	$0
(1) Information as of January 31, 2026.
Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
100

Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral schedule. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG's employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Scott Brustkern(1)	Bond Market Index	None
Jeff Callahan	Bond Market Index	None
Jeff Callahan	Short-Term Income	None
Bryan C. Davis	Core Plus Bond	None
Bryan C. Davis	Government & High Quality Bond	None
John R. Friedl	Core Plus Bond	None
Zach Gassmann	Government & High Quality Bond	None
Michael Goosay	Core Plus Bond	None
Michael Goosay	Short-Term Income	None
Tina Paris	Core Plus Bond	None
(1) Information as of February 28, 2026.

101

Sub-Advisor: Principal Real Estate Investors, LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Keith Bokota: Real Estate Securities Account
Registered investment companies	3	$6.5 billion	0	$0
Other pooled investment vehicles	2	$1.7 billion	0	$0
Other accounts	28	$2.7 billion	1	$116.2 million
Anthony Kenkel: Real Estate Securities Account
Registered investment companies	6	$8.2 billion	0	$0
Other pooled investment vehicles	7	$3.8 billion	0	$0
Other accounts	66	$7.5 billion	3	$287.7 million
Kelly D. Rush: Real Estate Securities Account
Registered investment companies	6	$8.2 billion	0	$0
Other pooled investment vehicles	7	$3.8 billion	0	$0
Other accounts	66	$7.5 billion	3	$287.7 million
Compensation
Principal Real Estate Investors, LLC offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral schedule. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG’s employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Keith Bokota	Real Estate Securities	None
Anthony Kenkel	Real Estate Securities	None
Kelly D. Rush	Real Estate Securities	None
102

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody’s global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE:	Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to three years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.
MIG 1 denotes superior credit quality, afforded excellent protection from established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.

Description of S&P Global Ratings’ Credit Rating Definitions:
S&P Global’s credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
•Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•Nature of and provisions of the financial obligation;
•Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC, CC and C:
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:
Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.
D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:	Indicates that a rating has not been assigned or is no longer assigned.

SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed debt restructuring the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.
SP-3:	A speculative capacity to pay principal and interest.
D:
Assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty.

APPENDIX B – PROXY VOTING POLICIES
The proxy voting policies applicable to each Fund appear in the following order:
The proxy voting policy for the Principal Funds is first, followed by PGI’s proxy voting policy, and followed by the proxy voting policies for the sub-advisors, alphabetically.
B-1

Proxy Voting Policies and Procedures For
Principal Funds, Inc. (“PFI”)
Principal Variable Contracts Funds, Inc.(“PVC”)
Principal Exchange-Traded Funds (“PETF”)
(each a “Fund” and together “the Principal Funds”)
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Principal Global Investors (“PGI”) or to the Fund’s sub-advisor, as appropriate. PGI and each sub-advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Fund’s Board. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.
Funds that operate as funds of funds invest in shares of other Funds of PFI and PETF. PGI is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, PGI will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.
For Funds that participate in a securities lending program, the voting rights for securities that are loaned are transferred to the borrower. Therefore, the lender (i.e., a Fund) is not entitled to vote the loaned securities, unless it recalls those securities. Those managing the Fund’s investments may recall securities for voting purposes when they reasonably believe the ability to vote such securities outweighs the additional revenue received if such securities were not recalled.
The Funds have a policy prohibiting investment in PFG securities except for those Funds that track an index and are permitted to do so under SEC no-action relief. If any such securities are owned in any of the Funds’ portfolios, the Investment Adviser will vote according to third-party guidelines. PGI has a policy to not buy securities of affiliated entities in the portfolios they manage.
Further, for PVC, Principal Life votes each Fund’s shares allocated to each of its registered separate accounts and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts. The shares are voted in accordance with instructions received from contract holders, policy owners, participants, and annuitants. Other shares of each Fund held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Principal Life will vote the shares based upon the instructions received from contract owners, regardless of the number of contract owners who provide such instructions. A potential effect of this proportional voting is that a small number of contract owners may determine the outcome of a shareholder vote if only a small number of contract owners provide voting instructions. Shares of each of the Funds held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Life determines, under applicable law, that a Fund’s shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those Fund shares in its own right. Shares held by retirement plans are voted in accordance with the governing documents of the plans.
Each quarter, the adviser or sub-adviser must provide to the Principal Funds:
1.Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party; and
2.Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.
Annually, the adviser or sub-adviser must provide to the Principal Funds, no later than July 31, their proxy voting data for each vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management.

Principal Global Investors, LLC
Proxy Voting Policies and Procedures
March 2025

Introduction
Principal Global Investors, LLC (doing business as Principal Asset Management) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). As a registered investment adviser, Principal Asset Management has a fiduciary duty to act in the best interests of its clients. Principal Asset Management recognizes that this duty requires it to vote client securities, for which it has voting power on the applicable record date, in a timely manner and make voting decisions that are in the best interests of its clients. This document, the Principal Asset Management Proxy Voting Policies and Procedures (the “Policy”), is intended to comply with the requirements of the Investment Advisers Act of 1940, the Investment Company Act of 1940 and the Employee Retirement Income Security Act of 1974 applicable to the voting of the proxies of both US and non- US issuers on behalf of clients of Principal Asset Management who have delegated such authority and discretion.
Relationship between Investment Strategy, Sustainable Investing and Proxy Voting
Principal Asset Management has a fiduciary duty to make investment decisions that are in its clients’ best interests to maximize the value of their shares. Proxy voting is an important part of the process through which Principal Asset Management can support strong corporate governance structures, shareholder rights and transparency. Principal Asset Management also believes a company’s positive environmental and social practices may reduce risk and, in turn, influence the value of a company. Principal Asset Management may take these factors into consideration, alongside other non-sustainability factors, when voting proxies in its effort to seek the best economic outcome for its clients. Shareholder proposals often address matters that are in direct conflict with the opinions of company management. As a result, we believe additional scrutiny is required and, therefore, all shareholder proposals are escalated to the investment teams for a final voting decision.
Roles and Responsibilities
Role of the Proxy Voting Committee
Principal Asset Management Proxy Voting Committee (the “Proxy Voting Committee”) shall (i) oversee the voting of proxies and the Proxy Advisory Firm, (ii) where necessary, make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with the Policy, (iv) review the business practices of the Proxy Advisory Firm and (v) evaluate, maintain, and review the Policy on an annual basis. The Proxy Voting Committee is comprised of representatives of each investment team and a representative from Principal Asset Management Risk, Legal, Operations, and Compliance will be available to advise the Proxy Voting Committee but are non-voting members. The Proxy Voting Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Policy and may designate personnel to instruct the vote on proxies on behalf the Principal Asset Management clients (collectively, "Authorized Persons").
The Proxy Voting Committee shall meet at least four times per year, and as necessary to address special situations.
Principal Global Investors, LLC (“PGI”) began using Principal Asset Management (“Principal AM”) as a DBA (doing business as) name and PGI will be referenced throughout this document as Principal AM (or “the Firm”). While Principal AM may include other entities, this Charter refers specifically to PGI and Principal Real Estate Investors, LLC.

Role of Portfolio Management
While the Proxy Voting Committee establishes the Guidelines and Procedures, the Proxy Voting Committee does not direct votes for any client except in certain cases where a conflict of interest exists. Each investment team is responsible for determining how to vote proxies for those securities held in the portfolios their team manages. While investment teams generally vote consistently with the Guidelines, there may be instances where their vote deviates from the Guidelines. In those circumstances, the investment team will work within the Exception Process. In some instances, the same security may be held by more than one investment team. In these cases, Principal Asset Management may vote differently on the same matter for different accounts as determined by each investment team.
Proxy Voting Guidelines
The Proxy Voting Committee and Chief Investment Officer, on an annual basis, or more frequently as needed, will establish a working group to review draft proxy voting guidelines recommended to the Committee (“Draft Guidelines”). The Guidelines Working Group will collect feedback and propose Draft Guidelines for adoption by the Committee. Each investment team maintains autonomy to select the most correlated Guidelines for their strategies. Collectively, these guidelines will constitute the current Proxy Voting Guidelines of Principal Asset Management and may change from time to time (the “Guidelines”). The Proxy Voting Committee has the obligation to determine that, in general, voting proxies pursuant to the Guidelines is in the best interests of clients. Exhibit A (Proxy Voting Philosophy Summary) provides an overview of our current philosophy underlying our three core Guidelines; Base, Sustainable and Board Aligned. Full overviews of each of these custom Guidelines are maintained and available.
There may be instances where proxy votes will not be in accordance with the Guidelines. Clients may instruct Principal Asset Management to utilize a different set of guidelines, request specific deviations, or directly assume responsibility for the voting of proxies. In addition, Principal Asset Management may deviate from the Guidelines on an exception basis if the investment team or Principal Asset Management has determined that it is the best interest of clients in a particular strategy to do so, or where the Guidelines do not direct a particular response and instead list relevant factors. Any such a deviation will comply with the Exception Process which shall include a written record setting out the rationale for the deviation.
The subject of the proxy vote may not be covered in the Guidelines. In situations where the Guidelines do not provide a position, Principal Asset Management will consider the relevant facts and circumstances of a particular vote and then vote in a manner Principal Asset Management believes to be in the clients’ bests interests. In such circumstance, the analysis will be documented in writing and periodically presented to the Proxy Voting Committee. To the extent that the Guidelines do not cover potential voting issues, Principal Asset Management may consider the spirit of the Guidelines and instruct the vote on such issues believed to be in the best interests of the client.
Use of Proxy Advisory Firms
Principal Asset Management has retained one or more third-party proxy service provider(s) (the “Proxy Advisory Firm”) to provide recommendations for proxy voting guidelines, information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals, operationally process votes in accordance with the Guidelines on behalf of the clients for whom Principal Asset Management has proxy voting responsibility, and provide reports concerning the proxies voted (“Proxy Voting Services”). Although Principal Asset Management has retained the Proxy Advisory Firm for Proxy Voting Services, the entity remains responsible for proxy voting decisions. Principal Asset Management has designed the Policy to oversee and evaluate the Proxy Advisory Firm, including with respect to the matters described below, to support its voting in accordance with this Policy.

Oversight of Proxy Advisory Firms
Prior to the selection of any new Proxy Advisory Firm and annually thereafter or more frequently if deemed necessary by Principal Asset Management, the Proxy Voting Committee will consider whether the Proxy Advisory Firm: (a) has the capacity and competency to adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide and (b) can make its recommendations in an impartial manner, in consideration of the best interests of Principal Asset Management’s clients, and consistent with its voting policies. Such considerations may include, depending on the Proxy Voting Services provided, the following: (i) periodic sampling of votes pre-populated by the Proxy Advisory Firm’s systems as well as votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by Principal Asset Management are being followed; (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to Principal Asset Management (iii) a review of those aspects of the Proxy Advisory Firm’s policies, procedures, and methodologies for formulating voting recommendations that Principal Asset Management considers material to Proxy Voting Services, including factors considered, with a particular focus on those relating to identifying, addressing and disclosing potential conflicts of interest (including potential conflicts related to the provision of Proxy Voting Services, activities other than Proxy Voting Services, and those presented by affiliation such as a controlling shareholder of the Proxy Advisory Firm) and monitoring that materially current, accurate, and complete information is used in creating recommendations and research; (iv) requiring the Proxy Advisory Firm to notify Principal Asset Management if there is a substantive change in the Proxy Advisory Firm’s policies and procedures or otherwise to business practices, including with respect to conflicts, information gathering and creating voting recommendations and research, and reviewing any such change(s); (v) a review of how and when the Proxy Advisory Firm engages with, and receives and incorporates input from, issuers, the Proxy Advisory Firm’s clients and other third-party information sources; (vi) assessing how the Proxy Advisory Firm considers factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote; (vii) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken; and (viii) assessing whether the Proxy Advisory Firm appropriately updates its methodologies, guidelines, and voting recommendations on an ongoing basis and incorporates input from issuers and Proxy Advisory Firm clients in the update process. In evaluating the Proxy Advisory Firm, Principal Asset Management may also consider the adequacy and quality of the Proxy Advisory Firm’s staffing, personnel, and/or technology.
Procedures for Voting Proxies
To increase the efficiency of the voting process, Principal Asset Management utilizes the Proxy Advisory Firm to act as its voting agent for its clients’ holdings. Issuers initially send proxy information to the clients’ custodians.
Principal Asset Management instructs these custodians to direct proxy related materials to the Proxy Advisory Firm. The Proxy Advisory Firm provides Principal Asset Management with research related to each resolution. Principal Asset Management analyzes relevant proxy materials on behalf of their clients and seek to instruct the vote (or refrain from voting) proxies in accordance with the Guidelines. A client may direct Principal Asset Management to vote for such client’s account differently than what would occur in applying the Policy and the Guidelines. Principal Asset Management may also agree to follow a client’s individualized proxy voting guidelines or otherwise agree with a client on particular voting considerations. Principal Asset Management seeks to vote (or refrain from voting) proxies for its clients in a manner determined to be in their best financial interests. In some cases, Principal Asset Management may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. Principal Asset Management may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Principal Asset Management, exceed the expected benefits of voting to the client.

Procedures for Proxy Issues within the Guidelines
Where the Guidelines address the proxy matter being voted on, the Proxy Advisory Firm will generally process all proxy votes in accordance with the Guidelines. In the case of Shareholder Proposals for actively held securities, all ballots will be escalated to the applicable investment team to make a case-by-case determination of the vote decision. The applicable investment team may provide instructions to vote contrary to the Guidelines in their discretion and with sufficient rationale documented in writing to seek to maximize the value of the client’s investments or is otherwise in the client’s best interest. This rationale will be submitted to Principal Asset Management Compliance to approve and once approved administered by Principal Asset Management Operations. This process will follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which Principal Asset Management exercises voting authority. In certain cases, a client may have elected to have Principal Asset Management administer a custom policy which is unique to the Client. If Principal Asset Management is also responsible for the administration of such a policy, in general, except for the specific policy differences, the procedures documented here will also be applicable, excluding reporting and disclosure procedures.
Procedures for Proxy Issues Outside the Guidelines
To the extent that the Guidelines do not cover potential voting issues, the Proxy Advisory Firm will seek direction from Principal Asset Management. Principal Asset Management may consider the spirit of the Guidelines and instruct the vote on such issues in a manner believed to be in the best interests of the client. Although this not an exception to the Guidelines, this process will also follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which Principal Asset Management exercises voting discretion, which shall include instances where issues fall outside the Guidelines.
Securities Lending
Some clients may have entered into securities lending arrangements with agent lenders to generate additional revenue. If a client participates in such lending, the client will need to inform Principal Asset Management as part of their contract with Principal Asset Management if they require Principal Asset Management to take actions in regard to voting securities that have been lent. If not commemorated in such agreement nor dictated by regulatory requirements, Principal Asset Management will not recall securities and as such, they will not have an obligation to direct the proxy voting of lent securities.
In the case of lending, Principal Asset Management maintains one share for each company security out on loan by the client. Principal Asset Management will vote the remaining share in these circumstances.
In cases where Principal Asset Management does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Principal Asset Management) prior to the proxy-voting deadline, Principal Asset Management or the Proxy Advisory Firm may be unable to vote.
Regional Variances in Proxy Voting
Principal Asset Management utilizes the Policy and Guidelines for both US and non-US clients, and there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is usually relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, we make reasonable efforts to vote most proxies and follow a similar process to those in the U.S. However, in some cases it may be both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances and expected costs may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. In certain instances, it may be determined by Principal Asset Management that the anticipated economic benefit outweighs the expected cost of voting. Principal Asset Management intends to make their determination on whether to vote proxies of non-U.S. companies on a case- by-case basis. In doing so, Principal Asset Management shall evaluate market requirements and impediments, including the difficulties set forth above, for voting proxies of companies in each country. Principal Asset Management periodically reviews voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect Principal Asset Management’s determinations and procedures.
Conflicts of Interest
Principal Asset Management recognizes that, from time to time, potential conflicts of interest may exist. In order to avoid any perceived or actual conflict of interest, the procedures set forth below have been established for use when Principal Asset Management encounters a potential conflict to ensure that its voting decisions are based on maximizing shareholder value and are not the product of a conflict.
Addressing Conflicts of Interest – Exception Process
Prior to voting contrary to the Guidelines, the relevant investment team must complete and submit a report to Principal Asset Management Compliance setting out the name of the security, the issue up for vote, a summary of the Guidelines’ recommendation, the vote changes requested and the rational for voting against the Guidelines’ recommendation. The member of the investment team requesting the exception must attest to compliance with Principal’s Code of Conduct and the has an affirmative obligation to disclose any known personal or business relationship that could affect the voting of the applicable proxy. Principal Asset Management Compliance will approve or deny the exception in consultation, if deemed necessary, with the Legal.
If Principal Asset Management Compliance determines that there is no potential material conflict exists, the Guidelines may be overridden. If Principal Asset Management Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee. The Proxy Voting Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual material conflict and decide by a majority vote as to how to vote the proxy – i.e., whether to permit or deny the exception.
In considering the proxy vote and potential material conflict of interest, the Proxy Voting Committee may review the following factors:
•The percentage of outstanding securities of the issuer held on behalf of clients by Principal Asset Management;
•The nature of the relationship of the issuer with the Principal Asset Management, its affiliates or its executive officers;
•Whether there has been any attempt to directly or indirectly influence the investment team’s decision;
•Whether the direction of the proposed vote would appear to benefit Principal Asset Management or a related party; and/or
•Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

To further address potential conflicts of interest for any proxy votes specific to Principal Financial Group common stock, the exception process is not applicable. In the case of any proprietary electronically traded funds (“ETF”s), mutual funds or other comingled proprietary vehicles, PGI will vote in the same proportion as all other voting shareholders of the underlying fund/vehicle, which is referred to as echo voting, and the exception process is not applicable If echo voting is not available or operationally feasible, Principal Asset Management may abstain from voting.
In the event that the Proxy Advisor Firm itself has a conflict and thus is unable to provide a recommendation, the investment team may vote in accordance with the recommendation of another independent service provider, if available. If a recommendation from an independent service provider other than the Proxy Advisor Firm is not available, the investment team will follow the Exception Process. Principal Asset Management Compliance will review the form and if it determines that there is no potential material conflict mandating a voting recommendation from the Proxy Voting Committee, the investment team may instruct the Proxy Advisory Firm to vote the proxy issue as it determines is in the best interest of clients. If Principal Asset Management Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee for consideration as outlined above.
Availability of Proxy Voting Information and Recordkeeping
Disclosure
Principal Asset Management publicly discloses on our website Principal Asset Management Vote Disclosure The interactive voting dashboard, allows for dynamic disclosure of the manner in which votes were cast, including details related to (i) votes against management, (ii) abstentions, (iii) vote rationale, and (iii) voting metrics. For more information, Clients may contact Principal Asset Management for details related to how Principal Asset Management has voted with respect to securities held in the Client’s account. On request, Principal Asset Management will provide clients with a summary of Principal Asset Management’s proxy voting guidelines, process and policies and will inform the clients how they can obtain a copy of the complete Proxy Voting Policies and Procedures upon request. Principal Asset Management will also include such information described in the preceding two sentences in Part 2A of its Form ADV.
Recordkeeping
Principal Asset Management will keep records of the following items: (i) the Guidelines, (ii) the Proxy Voting Policies and Procedures; (iii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iv) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (v) records of written client requests for proxy voting information and responses from Principal Asset Management (whether a client’s request was oral or in writing); (vi) any documents prepared by Principal Asset Management that were material to making a decision how to vote, or that memorialized the basis for the decision; (vii) a record of any testing conducted on any Proxy Advisory Firm’s votes; (viii) materials collected and reviewed by Principal Asset Management as part of its due diligence of the Proxy Advisory Firm; (ix) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to Principal Asset Management; and (x) the minutes of the Proxy Voting Committee meetings. All of the records referenced above will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of six years. If the local regulation requires that records are kept for more than six years, we will comply with the local regulation. We maintain the vast majority of these records electronically.

Appendix
Proxy Voting Philosophy
Principal Asset Management’s Proxy Voting Philosophy is built on an unwavering commitment of creating long- term value for our shareholders and investing in businesses sharing this commitment. While we think setting and executing corporate policies should generally rest with a company’s board of directors and executive management, we also think shareholders play a critical role in holding these parties accountable. We take this responsibility seriously. Our policy is implemented globally, taking into consideration the relevant legal and regulatory requirements in each region.
Our philosophy is structured around four key themes:
•Board Structure and Composition
•Board Oversight of Risk and Strategy
•Board Oversight of Executive Selection and Compensation
•Shareholder Rights and Protections
The positions described below should be understood as principles underlying our general philosophy and not as strict requirements to be followed with respect to each and every proxy vote.
Board Structure, Composition, and Accountability
The philosophy of our active investment teams: Our clients, as shareholders, own the corporation. Boards of directors are accountable to them. Corporate management, in turn, is accountable to its board. As investors, we need to be comfortable delegating trust and responsibility to these parties – and these parties should have the appropriate discretion to manage a company’s affairs with an awareness of the company’s particular circumstances. We guide our proxy voting in this area to help ensure our clients are invested in companies with trustworthy and effective boards. Examples of relevant principals underlying this philosophy include but are not limited to:
•Independence – A majority of board members are expected to be substantially independent from the company – not company executives, not key customers or suppliers, and not executives who sit on one another’s boards. Non-independent board members should be prohibited from serving on key board committees such as audit, compensation, nominating and governance. In addition, board leadership should be independent of company management either through an independent chair or lead independent director with sufficient authority.
•Board composition and selection – A board must possess the fully array of skills and experience necessary to oversee and guide the company it serves. We expect boards to curate an inventory of necessary skills and experiences and ensure full representation across the board. For new board members, boards should recruit unbiased slates of candidates who reflect the skills needed by the board.
•Board size – A board should bring a wide range of relevant perspectives, incorporate skills aligning with business needs, and include enough members to ensure sufficient levels of independence for key committees.
•Capacity and commitments of board members – Board members should demonstrate a capacity to fulfill their roles and a commitment to the responsible discharge of their duties. This includes attendance of at least 75% of board meetings and participation in no more than four other public company boards.
•Accountability – As shareholder representatives, board members should be held to a high standard with their performance assessed on a regular basis. As such, shareholders should have the right to vote on the entire slate of directors on an annual basis.

Board Oversight of Risk and Strategy
The philosophy of our active investment teams: The oversight, guidance, and support a board of directors provides to a management team is critical to the execution of its long-term corporate strategy and ultimately, the creation of shareholder value. We expect boards to assist in identifying material risks to the company’s strategy, disclosure practices, and execution and to provide risk mitigation insight and monitoring. Examples of relevant principles underlying this philosophy include but are not limited to:
•Capital Structure – Increases in authorized shares outstanding are generally accepted if the proposed authorization results in an increase in shares authorized of 10% or less over a 2-year period. Proposals to create, modify, or issue common and preferred stock are generally accepted if the rights of the issuance are not superior to the rights of the current shareholders, subject to the principal that the authorization increase is limited to 10% of less over a 2-year period.
•Mergers and Acquisitions – We expect boards to actively review potential targets and offers, assessing all such activities with shareholder value creation as the primary consideration. As investors, we recognize all merger and acquisition proposals are unique and should be assessed on their individual merit, including the deal premium, strategic rationale and possibility of competing offers.
•Auditors – A board of directors should oversee the company’s third-party auditor to ensure an independent and accurate assessment of the company’s financial position is being portrayed. This should include a regular review of auditor qualifications, independence and competency.
•Climate Reporting – We expect boards and managements to assess financially material climate risks to the business and, when relevant, provide the disclosure necessary for a reasonable investor to make informed decisions regarding potential impacts upon shareholder value.
Board Oversight of Executive Selection and Compensation
The philosophy of our active investment teams: A key aspect of a board of directors’ governance responsibility is the support, selection and assessment of the management team. Boards should hold executives to clear value creation and be willing to make changes to management when shareholder value creation falls short of reasonable potential. Boards should also create and maintain formal succession plans to ensure continuity and minimize key person risk. Examples of relevant principles underlying this philosophy include but are not limited to:
•Executive Pay – A board should have a clear philosophy on executive pay and maintain an independent compensation committee focused on attracting and retaining executives who will drive shareholder value over time. Executives’ pay and long-term performance should align executives with shareholders through measures of financial performance relative to financial targets aligned with value generation, and the performance of relevant peers. Likewise, we expect the board of directors to be aligned with shareholders through financial incentives and share ownership.
•Stock Based Compensation – We support the use of share-based incentive plans intended to increase the share ownership by management and align shareholder interests with management. Such plans should take into consideration the dollar cost of the plans to shareholders and the appropriateness of financial targets included in the plans. However, we believe that retroactive re-pricing of underwater options is indicative of poor corporate governance and will generally vote in opposition to a repricing scheme.
•Say on Pay Frequency – In order to ensure alignment between pay and performance, we support annual advisory votes to approve executive compensation.
•Executive Selection and Succession – We expect a board of directors to carry out a thorough executive selection process considering a range of qualified candidates with a variety of skills and backgrounds. It is ultimately the responsibility of a board to select the candidate they think will best generate long-term value for shareholders.

Shareholder Rights and Protections
The philosophy of our active investment teams: As investors, we view the protection of shareholder rights as integral to proper corporate governance and think major corporate changes require prior shareholder approval. We also recognize there are costs associated with shareholder proposals and think ownership thresholds are appropriate in many circumstances. We oppose all structural impediments to increasing shareholder value.
Examples of relevant principles underlying this philosophy include but are not limited to:
•Shareholder Rights Plans “Poison Pills” – We generally oppose the use of poison pills unless a “pill” is approved by shareholders and does not hamper value creation.
•Supermajority Voting – A majority vote of shareholders should be sufficient to approve items such as bylaws and acquisitions. Supermajority requirements have the potential to erode the rights of minority shareholders and are viewed negatively.
•Unequal Voting Rights – We support equal voting rights and think voting power should be allocated in direct proportion to the shareholders’ equity ownership. Accordingly, we believe that dual share classes generally present more disadvantages than advantages to long-term investors and will generally vote against proposals to create or continue such structures. Notable exceptions include Real Estate Investment Trusts.
•Shareholder Rights – We think shareholders generally have the right to nominate directors, call special meetings and act without holding a meeting in certain circumstances. However, we also recognize there is potential for abuse and therefore support reasonable ownership thresholds.
•Capital Structure – The decision to issue or repurchase stock, issue debt or split shares is made by a board presumably with the intent of improving the overall capital structure, investing in growth, reaching a broader investment audience, enhancing shareholder value, and/or managing challenging liquidity/leverage circumstances. As such, we review these decisions on a case-by-case basis taking into consideration the degree of dilution and impact on liquidity. Proposals to create, modify or issue common and preferred stock are generally accepted if the rights of the issuance are not superior to the rights of current shareholders subject to the principal that an authorization increase is limited to 10% or less over a 2-year period.
A Note on Shareholder Proposals
Shareholder Proposals are often company specific making a one-size fits all approach to voting suboptimal. For that reason, shareholder proposals are escalated to the active investment teams for case-by-case analysis and decision making. Voting decisions are made by weighing the financial materiality of the proposal against any opposing rationale from company management, with the ultimate determination driven by the economic best interest of shareholders. While votes are generally cast consistently across the investment teams, there may be situations where portfolio managers holding the same security disagree on what is in the best interests of their shareholders.
Passive Strategy Voting
Our passively managed strategies follow the same voting philosophy as our actively managed strategies. In the absence of a determination by our active investment teams, our passive strategies will typically vote in alignment with management. We think managements and boards of directors should have comprehensive insights into the company's long-term strategy and operations. This insight puts them in a sound position to determine the financial materiality of proposals and their alignment with the economic interest of shareholders in the absence of an evaluation by our active teams.
We execute this philosophy through our Proxy Voting Guidelines as overseen by our Proxy Voting committee. Strategies are aligned to one of our custom Guidelines - Base, Sustainable and Board Aligned. We provide clients with transparency into our voting history and rationale via our interactive website. In most strategies, clients may also choose to vote their own shares or request a custom set of vote guidelines aligning with their own specific requirements.

LOS ANGELES CAPITAL
Proxy Policy
Rev. February 20, 2025

I.		Introduction	3
II.		Proxy Policy Statement	3
	A.	Proxy Voting Guidelines	3
	B.	Limitations	4
	C.	Special Considerations	4
III.		Responsibility and Oversight	5
IV.		Proxy Voting Procedures	5
	A.	Materiality	5
	B.	Conflicts of Interest	5
	C.	Disclosure	6
	D.	Recordkeeping	6

I.Introduction
Los Angeles Capital Management LLC (“Los Angeles Capital” or the “Firm”) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with U.S. Securities and Exchange Commission (“SEC”) Rule 206(4) ‐ 6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and its obligations under the Employee Retirement Income Security Act of 1974 (“ERISA”). Los Angeles Capital provides investment advisory or sub-advisory services to various types of institutional clients. When clients give Los Angeles Capital the authority to vote proxies held in their client accounts such authority is specified in the advisory contract or other governing agreements.
II.Proxy Policy Statement
Los Angeles Capital has retained Glass, Lewis & Co., LLC (“Glass Lewis”) an unaffiliated third‐party, to act as an independent proxy voting agent. Glass Lewis provides proxy analysis, voting recommendations and administration, recordkeeping, and manages other operational and reporting matters of the proxy voting process. If at any time a material conflict arises in connection with the Firm voting proxies for a client account, it would be resolved in the best interest of the client.
When Los Angeles Capital is given proxy voting authority together with a client’s voting policy, the Firm oversees compliance with such policy. When the client elects to use the Firm’s standard proxy guidelines, the Firm will vote in accordance with the guidelines approved by the Firm’s Proxy Committee (“Committee”). The Committee has approved the use of Glass Lewis’ market-based U.S. and Global guidelines1, as may be modified from time to time (the “Firm’s Guidelines”). Clients with specific proxy voting goals may direct the Firm to apply a thematic set of proxy guidelines developed by Glass Lewis or provide the Firm with an alternative set of custom guidelines for use in voting proxies for the client’s account.
A.Proxy Voting Guidelines
On an annual basis, the Committee reviews the Firm’s Guidelines. Members of the Committee also selectively review a sampling of the voting recommendations and the related proxy materials in determining whether to modify the approved Firm Guidelines.
Where the Firm has proxy voting authority, the Firm ultimately retains the right to cast each vote on a case‐by‐case basis, taking into consideration the applicable proxy guidelines including any contractual obligations or the specific voting policy of the particular portfolio as well as all relevant facts and circumstances including information that might be gathered from sources beyond Glass Lewis. Management of issuers, as well as other interested parties, will sometimes release supplemental information to the proxy statement that relates to a pending proxy vote. Glass Lewis and the Firm will not always be able to consider such additional information depending on the timing of its release and voting deadlines.
In the event there is a disagreement with the Glass Lewis analysis as to a particular vote, the Committee will determine whether it is appropriate to vote contrary to the Glass Lewis recommendation provided that such decision is consistent with the approved guideline. In the rare circumstance that the Committee believes it is in the best interest of a client to vote contrary to an approved guideline, the Committee will seek client consent prior to placing a vote that is contrary to such approved guideline(s).
Los Angeles Capital recognizes that a client may issue specific directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. The Firm requires that the advisory or sub‐advisory contract specify such instructions, including instructions as to how those votes will be managed, particularly where they differ from the Firm’s Guidelines.
It is unlikely that serious conflicts of interest will arise in the context of the Firm’s proxy voting because the Firm does not engage in other financial businesses such as brokerage or managing public companies, underwriting, or investment banking. Nevertheless, should a conflict of interest arise in connection with proxy voting or Glass Lewis, such conflict will be handled as described below under Section IV B, “Conflicts of Interest.” As a matter of policy, the Firm and its employees are required to put the interests of clients ahead of their own.
1 https://www.glasslewis.com/voting-policies-current/

B.Limitations
In limited circumstances, the Firm may elect to abstain from voting or may be unable to vote a client’s proxy. These circumstances include:
•Where the Firm concludes that the effect on shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant.
•Where the securities related to the vote participate in a securities lending program and are out on loan. In many cases, where a client directs the securities lending, Los Angeles Capital may not be aware when the security is out on loan and thus may not be able to recall the security before the record date, subject to the Special Considerations outlined below.
•Where the related securities are issued in a country that participates in share blocking because it is disruptive to the management of the portfolio.
•Where multiple global custodian accounts roll up into one omnibus sub-custodian account. In the specific markets where this may occur, the account managed by Los Angeles Capital is not registered individually. Therefore, if ballots are voted differently for the underlying accounts, the omnibus vote is considered split and is rejected.
•Where in the Firm’s judgement the unjustifiable costs2 or disadvantages of voting the proxy would exceed the anticipated benefit of voting (e.g., certain non‐U.S. securities).
•Where a required Power of Attorney is not on file or it is not feasible to get one on file.
•Where a meeting involves an issuer or transaction with a relevant U.S. or non U.S. sanctioned entity or individual.
C.Special Considerations
Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations, individual client direction, and special guideline arrangements will dictate how voting will be done in these cases.
Mutual Funds
Where the Firm votes proxies for a mutual fund that it sub-advises, unless otherwise directed and agreed with such fund and its adviser, the proxies typically will be voted in accordance with the Firm’s proxy guidelines. Proxies of a mutual fund’s portfolio companies may be voted in accordance with resolutions or other instructions from an authorized person of the fund.
ERISA Accounts
The Department of Labor (“DOL”) rules emphasize that a fiduciary’s duties extend to management of shareholder rights including with respect to proxy voting. Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions. The DOL rules require voting with a focus on relevant risk-return factors and not voting in a manner that sacrifices investment returns or takes on risks that promote benefits or goals unrelated to the interests of participants and beneficiaries. Where the Firm has authority to vote proxies for an ERISA account, the Firm employs the Firm’s Guidelines unless otherwise specifically directed by the ERISA plan fiduciary. Where the Firm has authority to vote proxies for a commingled fund that is an ERISA plan asset fund, the Firm employs the Firm’s Guidelines.
Securities Lending Program
Certain situations where Los Angeles Capital may recall securities on loan to vote proxies, if operationally feasible, include: (i) where Los Angeles Capital deems a holding materially significant, (ii) where Los Angeles Capital is directing the securities lending, or (iii) where a client has made arrangements with its custodian to permit standing instructions for the recall of securities out on loan and Los Angeles Capital has agreed to implement the standing instructions.
2 The Department of Labor has indicated that such costs include, but are not limited to, expenditures related to developing proxy resolutions, proxy voting services and the analysis of the likely net effect of a particular issue on the economic value of the plan’s investment. Fiduciaries must take into consideration whether the exercise of its rights to vote a proxy is expected to have an effect on the economic value of the plan’s investment that will outweigh the costs of exercising such rights. With respect to proxies for shares of foreign corporations, a fiduciary, in deciding whether to purchase shares of a foreign corporation, should consider whether any additional difficulty and expense in voting such shares is reflected in their market price.

III.Responsibility and Oversight
The Committee was established to provide oversight to the proxy voting process and is responsible for developing, implementing, and updating the Firm’s proxy policy, reviewing approving, and/or formulating the Firm’s Guidelines, selecting and overseeing the third‐party proxy vendor, identifying any conflicts of interest, determining the votes for issues it elects to vote independently from, or that cannot be voted by, Glass Lewis, monitoring legislative and corporate governance developments surrounding proxy issues, and meeting to discuss any material issues regarding the proxy voting process. The Committee meets annually and as necessary to fulfill its obligations.
As part of the Committee’s ongoing oversight of its third-party proxy vendor, the Committee considers (i) the adequacy and quality of the proxy vendor’s staffing and personnel; (ii) the presence of conflicts and processes to address those conflicts; (iii) the robustness of the proxy vendor’s policies and procedures for ensuring that its recommendations are based on current and accurate information; and (iv) any other appropriate considerations as to the nature and quality of the proxy vendor’s services. In addition, Compliance conducts periodic reviews of ballots voted by the proxy vendor to ensure they are in line with proxy voting procedures.
In cases where the Committee votes a proxy ballot it may conduct research internally and/or use the resources of an independent research consultant or use information from any of the following sources: legislative materials, studies of corporate governance and other proxy voting issues, reports by issuers’ management on pending proxy votes, and/or published analyses of shareholder and management proposals. In such voting circumstances, two votes from voting members of the Committee or one voting member of the Committee and an internal legal counsel are required.
Los Angeles Capital’s Operations Department handles the day-to-day administration of the proxy voting process.
IV.Proxy Voting Procedures
Glass Lewis provides for the timely execution of specified proxy votes on the Firm’s behalf, which includes complete account set‐up, vote execution, reporting, recordkeeping, and compliance with ERISA.
Los Angeles Capital’s responsibility for voting proxies is generally determined by the obligations set forth under each client’s Investment Management Agreement, Limited Partnership Agreement, Prospectus, Trust Agreement or other legal documentation governing the account. Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser or delegated to a sub-adviser unless the voting right is retained by a named fiduciary of the plan. If an advisory or sub‐advisory contract or similar document states that Los Angeles Capital does not have the authority to vote client proxies, then voting is the responsibility of some other named fiduciary.
While Los Angeles Capital will accept direction from clients on specific proxy issues for their account, the Firm reserves the right to maintain its standard position on all other client accounts for which the Firm has proxy voting authority.
A.Materiality
The Committee has designated certain materiality thresholds for situations in which the Committee may vote independently from Glass Lewis or may take separate actions in regard to securities lending limitations. Materiality thresholds are monitored daily and are escalated to the Committee for review.
B.Conflicts of Interest
Los Angeles Capital attempts to minimize the risks of conflicts and reviews the Conflict of Interest Statement prepared by Glass Lewis on an annual basis.
If Glass Lewis identifies a potential conflict of interest between it and a publicly held company, it will disclose the relationship on the relevant proxy paper research report. In these situations, members of the Committee will review the proxy paper research report and vote the proxy in accordance with the Committee charter.
If an unforeseen conflict requires specialized treatment, alternate measures may be taken, up to and including having Glass Lewis refrain from writing a proxy paper research report and abstaining from making a voting recommendation on the company. In this scenario Glass Lewis would procure a substitute research report from an alternative qualified provider, and the Committee may be required to research and vote the proxy.

If the Committee identifies a potential material conflict of interest between Los Angeles Capital or an affiliated person of the Firm and the issuer whose ballot is being voted, the client whose account holds the shares of such issuer will be notified. If no directive on how to vote is issued by the client, the Committee will vote in such a way that, in the Committee’s opinion, fairly addresses the conflict in the best interest of the client.
C.Disclosure
Los Angeles Capital will provide clients with a copy of the Firm’s current proxy policies and procedures upon request. In addition, clients may request, at any time, a copy of the Firm’s voting records for their respective account(s) by making a formal request to Los Angeles Capital. Los Angeles Capital will make this information available to a client upon its request within a reasonable time. For further information, please contact a member of Operations at operations@lacapm.com.
Los Angeles Capital generally will not disclose how it has voted or intends to vote on behalf of a client account except as required by applicable law but may disclose such information to a client regarding their portfolio who itself may decide or may be required to make public such voting information. Los Angeles Capital will not disclose past votes or share amounts voted except: (i) for a valid business purpose as determined in the discretion of the Chief Compliance Officer or Chief Legal Officer, (ii) to the respective client for such client's account, (iii) as required on Form N-PX related to Say-on-Pay votes, or (iv) as otherwise required by law.
D.Recordkeeping
All proxy records pursuant to Section 204‐2 of the Advisers Act are retained by either Glass Lewis or Los Angeles Capital. Glass Lewis retains (1) records of proxy statements received regarding client securities, and (2) records of each vote cast. Los Angeles Capital retains (1) copies of its proxy policies, procedures, and Firm Guidelines; (2) copies of any document created by Los Angeles Capital that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) each written client request for information on how the adviser voted proxies on behalf of the client; (4) a copy of any written response by Los Angeles Capital to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client; and (5) regulatory filings related to proxy voting.
ERISA Accounts
Los Angeles Capital’s maintains access to proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether Los Angeles Capital is fulfilling its obligations. Such records may be maintained via Glass Lewis’ electronic system. Retention may include: (1) issuer name and meeting; (2) issues voted on and record of the vote; (3) number of shares eligible to be voted on the record date; (4) number of shares voted; and (5) where appropriate, cost‐benefit analyses.
Duration
Proxy voting books and records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such records. For the first two years, the records are fully accessible in Los Angeles Capital’s office and electronically.

T. ROWE PRICE ASSOCIATES, INC.
AND CERTAIN OF ITS INVESTMENT ADVISER AFFILIATES
PROXY VOTING POLICIES AND PROCEDURES
February 2026

RESPONSIBILITY TO VOTE PROXIES
T. Rowe Price Associates, Inc. and certain of its investment adviser affiliates1 (collectively, “T. Rowe Price”) have adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting their fiduciary duty with regard to the voting of client proxies. This document is reviewed at least annually and updated as necessary.
T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.
Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.
One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and – most importantly – our investment professionals’ views in making voting decisions. T. Rowe Price investment personnel do not coordinate with investment personnel of its affiliated investment adviser, TRPIM, with respect to proxy voting decisions.
T. Rowe Price seeks to vote all of its clients’ proxies. In certain circumstances, T. Rowe Price may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
1 This document is not applicable to T. Rowe Price Investment Management, Inc. (“TRPIM”). TRPIM votes proxies independently from the other T. Rowe Price-related investment advisers and has adopted its own proxy voting policy.

ADMINISTRATION OF POLICIES AND PROCEDURES
Environmental, Social and Governance Investing Committee. T. Rowe Price’s Environmental, Social and Governance Investing Committee (“TRPA ESG Investing Committee” or the “Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The Committee is also responsible for the oversight of third-party proxy services firms that T. Rowe Price engages to facilitate the proxy voting process.
Global Proxy Operations Team. The Global Proxy Operations team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
Governance Team. Our Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.
Responsible Investment Team. Our Responsible Investment team oversees the integration of environmental and social factors into our investment processes across asset classes. In formulating vote recommendations for matters of an environmental or social nature, the Governance team consults with the appropriate sector analyst from the Responsible Investment team, as appropriate.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the TRPA ESG Investing Committee, ISS maintains and implements custom voting policies for the Price Funds and other advisory client accounts.
Meeting Notification
T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.
Vote Determination
Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. For meetings with complex ballot items in certain international markets, research may be consulted from local domestic proxy research providers. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.
Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the TRPA ESG Investing Committee. Others review the customized vote recommendations and approve them before the votes are cast. Portfolio managers have access to current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Global Proxy Operations team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.

T. Rowe Price Voting Guidelines
Specific proxy voting guidelines have been adopted by the TRPA ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. The guidelines include regional voting guidelines as well as the guidelines for investment strategies with objectives other than purely financial returns, such as Impact and Net Zero. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esg.
Global Portfolio Companies
The TRPA ESG Investing Committee has developed custom international proxy voting guidelines based on our proxy advisor’s general global policies, regional codes of corporate governance, and our own views as investors in these markets. We apply a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of a single set of policies is not appropriate for all markets.
Fixed Income and Passively Managed Strategies
Proxy voting for our fixed income and indexed portfolios is administered by the Global Proxy Operations team using T. Rowe Price’s guidelines as set by the TRPA ESG Investing Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.
Shareblocking
Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the temporary loss of liquidity in the blocked shares.
Securities on Loan
The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities for the Price Funds in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan for the Price Funds and how they may affect proxy voting.

Monitoring and Resolving Conflicts of Interest
The TRPA ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership on the Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the time T. Rowe Price casts its vote.
With respect to personal conflicts of interest, T. Rowe Price’s Global Code of Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
Specific Conflict of Interest Situations
Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item.
In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. Shares of the Price Funds that are held by other Price Funds will generally be voted in the same proportion as shares for which voting instructions from other shareholders are timely received. If voting instructions from other shareholders are not received, or if a T. Rowe Price Fund is only held by other T. Rowe Price Funds or other accounts for which T. Rowe Price has proxy voting authority, the fund will vote in accordance with its Board’s instruction.
For shares of the Price Funds that are series of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the “Variable Insurance Portfolios”) held by insurance company separate accounts for which the insurance company has not received timely voting instructions, as well as shares the insurance company owns, those shares shall be voted in the same proportion as shares for which voting instructions from contract holders are timely received.
Limitations on Voting Proxies of Banks
T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15%aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.2
2 The FRB Relief and the process for voting of Excess Shares described herein apply to the aggregate beneficial ownership of T. Rowe Price and TRPIM.

REPORTING, RECORD RETENTION AND OVERSIGHT
The TRPA ESG Investing Committee, and certain personnel under the direction of the Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.
T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.
T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

WESTFIELD CAPITAL MANAGEMENT
Proxy Voting
March 2025
Introduction
Westfield will offer to vote proxies for all client accounts. Westfield believes that the voting of proxies can be an important tool for investors to promote best practices in corporate governance. Therefore, Westfield seeks to vote all proxies in the best interest of clients which includes ERISA plan participants and beneficiaries, as applicable. Westfield also recognizes that the voting of proxies with respect to securities held in client accounts is an investment responsibility having economic value. Based on this, Westfield votes all ballots received for client accounts and covers all costs associated with voting proxy ballots.
In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Act”), Westfield has adopted and implemented policies and procedures that they believe are reasonably designed to ensure that proxies are voted in the best interest of clients. Westfield’s authority to vote proxies for their clients is established in writing, usually by the investment advisory contract. Clients can change such authority at any time with prior written notice to Westfield. Clients can also contact their Marketing representative or the Operations Department (wcmops@wcmgmt.com) for a report of how their accounts’ securities were voted.
Oversight of Proxy Voting Function
Westfield has engaged a third-party service provider, Institutional Shareholder Services, Inc. (the “vendor”), to assist with proxy voting. The Operation’s Proxy team will:
▪oversee the vendor; this includes working with the Compliance team in performing annual audits of the proxy votes and conducting annual due diligence;
▪ensure required proxy records are retained according to applicable rules and regulations and internal policy;
▪distribute proxy reports prepared by the vendor for internal and external requests;
▪review the proxy policy and voting guidelines at least annually; and
▪identify material conflicts of interest that may impair Westfield’s ability to vote shares in clients’ best interest.
Proxy Voting Guidelines
Westfield utilizes the vendor’s proxy voting guidelines, which consider market-specific best practices, transparency, and disclosure when addressing shareholder matters. Westfield does not select a client’s voting policy. Clients must choose the policy that best fits their requirements. Clients may choose to vote in accordance with the vendor’s U.S. proxy voting guidelines (i.e., Standard Guidelines), Taft-Hartley guidelines which are in full conformity with the AFL-CIO’s proxy voting guidelines, Socially Responsible Investing Guidelines (“SRI”) or Sustainability Guidelines. A summary of ISS’ voting guidelines is located at the end of this policy.
The vendor reviews the above listed policies annually to ensure they are still considering market-specific best practices, transparency, and disclosure when addressing shareholder matters. Westfield reviews these changes annually to ensure they are in clients’ best interests.
Generally, information on Westfield’s proxy voting decisions or status of votes will not be communicated or distributed to external solicitors. On occasion, Westfield may provide such information to solicitors if it is believed that a response will benefit clients, or a response is requested from the Westfield security analyst or portfolio manager. Westfield is required to disclose all say-on-pay votes on an annual basis in its Form N-PX filing to the SEC.

Proxy Voting Process
The vendor tracks proxy meetings and reconciles proxy ballots received for each meeting. Westfield will use best efforts in obtaining any missing ballots; however, only those proxy ballots the vendor has received will be voted. For any missing ballots, the vendor and/or Westfield will contact custodians to locate such ballots. Since there can be many factors affecting proxy ballot retrieval, it is possible that Westfield will not receive a ballot in time to place a vote. Clients who participate in securities lending programs should be aware that Westfield will not call back any shares on loan for proxy voting purposes. However, Westfield could request a client call back shares if they determine there is the potential for a material benefit in doing so.
For each meeting, the vendor reviews the agenda and applies a vote recommendation for each proposal based on the written guidelines assigned to the applicable accounts. Proxies will be voted in accordance with the guidelines, unless the Westfield analyst or portfolio manager believes that following the vendor’s guidelines would not be in the clients’ best interests.
With limited exceptions, an analyst or portfolio manager may request to override the Standard or the Sustainability Guidelines at any time on or before the meeting cutoff date. When there is an upcoming material meeting (also referred to as “significant votes”), the Proxy team will bring the identified ballots to the analyst’s or portfolio manager’s attention. Westfield utilizes the vendor’s classification to determine materiality (e.g. mergers, acquisitions, proxy contests). If the analyst or portfolio manager chooses to vote against the vendor’s stated guidelines in any instance, he/she must make the request in writing and provide a rationale for the vote against the stated guidelines. No analyst or portfolio manager overrides are permitted in the Taft-Hartley and SRI guidelines.
Conflicts of Interest
Compliance and the Proxy team are responsible for identifying conflicts of interest that could arise when voting proxy ballots on behalf of Westfield’s clients. Per Westfield’s Code of Ethics and other internal policies, all employees should avoid situations where potential conflicts may exist. Westfield has put in place certain reviews to ensure proxies are voted solely on the investment merits of the proposal. In identifying potential conflicts, Compliance will review many factors, including, but not limited to existing relationships with Westfield or an employee, and the vendor’s disclosed conflicts. If an actual conflict of interest is identified, it is reviewed by the Compliance and/or Proxy teams. If it is determined that the conflict is material in nature, the analyst or portfolio manager may not override the vendor’s recommendation. Westfield’s material conflicts are coded within the vendor’s system. These meetings are flagged within the system to ensure Westfield does not override the vendor’s recommendations.
Annually, Westfield will review the vendor’s policies regarding their disclosure of their significant relationships to determine if there are conflicts that would impact Westfield. Westfield will also review their Code of Ethics which specifically identifies their actual or potential conflicts. During the annual due diligence meeting, Westfield ensures that the vendor has firewalls in place to separate the staff that performs proxy analyses and research from the members of ISS Corporate Solutions, Inc.
Proxy Reports
Westfield can provide account specific proxy reports to clients upon request or at scheduled time periods (e.g., quarterly). Client reporting requirements typically are established during the initial account set-up stage, but clients may modify this reporting schedule at any time with prior written notice to Westfield. The reports will contain at least the following information:
▪company name
▪meeting agenda
▪how the account voted on each agenda item
▪how management recommended the vote to be cast on each agenda item
▪rationale for any votes against the established guidelines (rationale is not always provided for votes that are in-line with guidelines since these are set forth in the written guidelines)

Recordkeeping
In accordance with Rule 204-2 of the Investment Advisers Act of 1940, proxy voting records will be maintained for at least five years. The following records will be retained by either Westfield or the proxy vendor:
•a copy of the Proxy Voting Polices and Guidelines and amendments that were in effect during the required time period;
•electronic or paper copies of each proxy statement received by Westfield or the vendor with respect to securities in client accounts (Westfield may also rely on obtaining copies of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);
•records of each vote cast for eachclient;
•documentation created by Westfield that were material to making a decision on how to vote proxies or memorializes the basis for such decision (basis for decisions voted in line with policy is provided in the written guidelines);
•written reports to clients on proxy voting and all client requests for information and Westfield’s response;
•disclosure documentation to clients on how they may obtain information on how Westfield voted their securities

ISS
UNITED STATES
Concise Proxy Voting Guidelines
Benchmark Policy Recommendations
Effective for Meetings on or after February 1, 2025
Published January 15, 2025
WWW.ISSGOVERNANCE.COM

The policies contained herein are a sampling only of selected key Taft-Hartley Advisory Services U.S. proxy voting guidelines, and are not intended to be exhaustive. The complete guidelines can be found at:
https://www.issgovernance.com/policy-gateway/voting-policies/
Board of Directors
Voting on Director Nominees in Uncontested Elections
General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees1 considered on case-by-case basis):
Independence
Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non- Executive Directors per ISS’ Classification of Directors) when:
▪Independent directors comprise 50 percent or less of the board;
▪The non-independent director serves on the audit, compensation, or nominating committee;
▪The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
▪The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.
Composition
Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
•Medical issues/illness;
•Family emergencies; and
•Missing only one meeting (when the total of all meetings is three or fewer).
In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.
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1 A "new nominee" is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.
2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
3 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

Overboarded Directors: Generally vote against or withhold from individual directors who:
▪Sit on more than five public company boards; or
▪Are CEOs of public companies who sit on the boards of more than two public companies besides their own - withhold only at their outside boards4.
Gender Diversity: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company's board. An exception will be made if there was at least one woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.
Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members.5 An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.
Responsiveness
Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:
▪The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
▪Disclosed outreach efforts by the board to shareholders in the wake of the vote;
▪Rationale provided in the proxy statement for the level of implementation;
▪The subject matter of the proposal;
▪The level of support for and opposition to the resolution in past meetings;
▪Actions taken by the board in response to the majority vote and its engagement with shareholders;
▪The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
▪Other factors as appropriate.
▪The board failed to act on takeover offers where the majority of shares are tendered;
▪At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:
▪The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
▪The company's response, including:
▪Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition; and
▪Disclosure of specific and meaningful actions taken to address shareholders' concerns;
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4 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.
5 Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

▪Other recent compensation actions taken by the company;
▪Whether the issues raised are recurring or isolated;
▪The company's ownership structure; and
▪Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
▪The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Accountability
Problematic Takeover Defenses, Capital Structure, and Governance Structure
Poison Pills: Generally vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:
▪The company has a poison pill with a deadhand or slowhand feature5F ;
▪The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or
▪The company has a long-term poison pill (with a term of over one year) that was not approved by the public shareholders.7
Vote case-by-case on nominees if the board adopts an initial short-term pill6 (with a term of one year or less) without shareholder approval, taking into consideration:
•The trigger threshold and other terms of the pill;
•The disclosed rationale for the adoption;
•The context in which the pill was adopted, (e.g., factors such as the company's size and stage of development, sudden changes in its market capitalization, and extraordinary industry-wide or macroeconomic events);
•A commitment to put any renewal to a shareholder vote;
•The company's overall track record on corporate governance and responsiveness to shareholders; and
•Other factors as relevant.
Unequal Voting Rights: Generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights 7F .
Exceptions to this policy will generally be limited to:
▪Newly-public companies8F with a sunset provision of no more than seven years from the date of going public;
▪Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;
▪Situations where the super-voting shares represent less than 5% of total voting power and therefore considered to be de minimis; or
▪The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.
Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.
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6 If a short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, ISS will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.
7 Approval prior to, or in connection, with a company’s becoming publicly-traded, or in connection with a de-SPAC transaction, is insufficient.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.
Problematic Governance Structure: For companies that hold or held their first annual meeting9 of public shareholders after Feb. 1, 2015, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:
▪Supermajority vote requirements to amend the bylaws or charter;
▪A classified board structure; or
▪Other egregious provisions.
A provision which specifies that the problematic structure(s) will be sunset within seven years of the date of going public will be considered a mitigating factor.
Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.
Unilateral Bylaw/Charter Amendments: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:
▪The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
▪Disclosure by the company of any significant engagement with shareholders regarding the amendment;
▪The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
▪The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
▪The company's ownership structure;
▪The company's existing governance provisions;
▪The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
▪Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.
Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:
▪Classified the board;
▪Adopted supermajority vote requirements to amend the bylaws or charter;
▪Eliminated shareholders' ability to amend bylaws;
▪Adopted a fee-shifting provision; or
▪Adopted another provision deemed egregious.
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8 This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).
9 Includes companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:
▪The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.
Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders' rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.
Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:
▪A classified board structure;
▪A supermajority vote requirement;
▪Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
▪The inability of shareholders to call special meetings;
▪The inability of shareholders to act by written consent;
▪A multi-class capital structure; and/or
▪A non-shareholder-approved poison pill.
Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:
▪The presence of a shareholder proposal addressing the same issue on the same ballot;
▪The board's rationale for seeking ratification;
▪Disclosure of actions to be taken by the board should the ratification proposal fail;
▪Disclosure of shareholder engagement regarding the board’s ratification request;
▪The level of impairment to shareholders' rights caused by the existing provision;
▪The history of management and shareholder proposals on the provision at the company’s past meetings;
▪Whether the current provision was adopted in response to the shareholder proposal;
▪The company's ownership structure; and
▪Previous use of ratification proposals to exclude shareholder proposals.
Problematic Audit-Related Practices
Generally vote against or withhold from the members of the Audit Committee if:
▪The non-audit fees paid to the auditor are excessive;
▪The company receives an adverse opinion on the company’s financial statements from its auditor; or
▪There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:
▪Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.
Problematic Compensation Practices
In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:
▪There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪The company maintains significant problematic pay practices; or
▪The board exhibits a significant level of poor communication and responsiveness to shareholders.
Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:
▪The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
▪The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.
Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.
Problematic Pledging of Company Stock: Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:
▪The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
▪The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
▪Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
▪Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
▪Any other relevant factors.
Climate Accountability
For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain10 generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.
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10 Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy :
▪Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:
▪Board governance measures;
▪Corporate strategy;
▪Risk management analyses; and
▪Metrics and targets.
▪Appropriate GHG emissions reduction targets.
At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net Zero-by-2050 GHG reduction targets for a company's operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.
Governance Failures
Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:
▪Material failures of governance, stewardship, risk oversight11, or fiduciary responsibilities at the company;
▪Failure to replace management as appropriate; or
▪Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Voting on Director Nominees in Contested Elections
Vote-No Campaigns
General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.
Proxy Contests/Proxy Access
General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:
▪Long-term financial performance of the company relative to its industry;
▪Management’s track record;
▪Background to the contested election;
▪Nominee qualifications and any compensatory arrangements;
▪Strategic plan of dissident slate and quality of the critique against management;
▪Likelihood that the proposed goals and objectives can be achieved (both slates); and
▪Stock ownership positions.
In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).
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11 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

Other Board-Related Proposals
Independent Board Chair
General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:
▪The scope and rationale of the proposal;
▪The company's current board leadership structure;
▪The company's governance structure and practices;
▪Company performance; and
▪Any other relevant factors that may be applicable.
The following factors will increase the likelihood of a “for” recommendation:
▪A majority non-independent board and/or the presence of non-independent directors on key board committees;
▪A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
▪The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
▪Evidence that the board has failed to oversee and address material risks facing the company;
▪A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
▪Evidence that the board has failed to intervene when management’s interests are contrary to shareholders' interests.
Shareholder Rights & Defenses
Shareholder Ability to Act by Written Consent
General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.
Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
▪Shareholders' current right to act by written consent;
▪The consent threshold;
▪The inclusion of exclusionary or prohibitive language;
▪Investor ownership structure; and
▪Shareholder support of, and management's response to, previous shareholder proposals.
Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
▪An unfettered12 right for shareholders to call special meetings at a 10 percent threshold;
▪A majority vote standard in uncontested director elections;
▪No non-shareholder-approved pill; and
▪An annually elected board.
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12 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

Shareholder Ability to Call Special Meetings
General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
▪Shareholders’ current right to call special meetings;
▪Minimum ownership threshold necessary to call special meetings (10 percent preferred);
▪The inclusion of exclusionary or prohibitive language;
▪Investor ownership structure; and
▪Shareholder support of, and management’s response to, previous shareholder proposals.
Virtual Shareholder Meetings
General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only13 meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.
Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:
▪Scope and rationale of the proposal; and
▪Concerns identified with the company’s prior meeting practices.
Capital/Restructuring
Common Stock Authorization
General Authorization Requests
General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:
▪If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.
▪If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.
▪If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.
▪In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.
Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:
▪The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;
▪On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
▪The company has a non-shareholder approved poison pill (including an NOL pill); or
▪The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.
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13 Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:
▪In, or subsequent to, the company's most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
▪The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
▪A government body has in the past year required the company to increase its capital ratios.
For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.
Specific Authorization Requests
General Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:
▪twice the amount needed to support the transactions on the ballot, and
▪the allowable increase as calculated for general issuances above.
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.
General Recommendation: For U.S. domestic issuers incorporated outside the U.S. and listed solely on a U.S. exchange, generally vote for resolutions to authorize the issuance of common shares up to 20 percent of currently issued common share capital, where not tied to a specific transaction or financing proposal.
For pre-revenue or other early-stage companies that are heavily reliant on periodic equity financing, generally vote for resolutions to authorize the issuance of common shares up to 50 percent of currently issued common share capital. The burden of proof will be on the company to establish that it has a need for the higher limit.
Renewal of such mandates should be sought at each year’s annual meeting.
Vote case-by-case on share issuances for a specific transaction or financing proposal.
Mergers and Acquisitions
General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
▪Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
▪Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
▪Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
▪Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

▪Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
▪Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions
The main purpose of SPACs is to identify and acquire a viable target within a specified timeframe, and failure to achieve this objective within the allotted time calls into question management's ability to execute its primary objective. The end of that timeframe is generally referred to as the termination date.
General Recommendation: Generally support requests to extend the termination date by up to one year from the SPAC's original termination date (inclusive of any built-in extension options, and accounting for prior extension requests).
Other factors that may be considered include: any added incentives, business combination status, other amendment terms, and, if applicable, use of money in the trust fund to pay excise taxes on redeemed shares.
Compensation
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Say- on-Pay)
General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:
▪There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪The company maintains significant problematic pay practices; or
▪The board exhibits a significant level of poor communication and responsiveness to shareholders.
Vote against or withhold from the members of the Compensation Committee and potentially the full board if:
▪There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for- performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
▪The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
▪The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
▪The situation is egregious.
Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices14, this analysis considers the following:
1.Peer Group.15 Alignment:
▪The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
▪The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
▪The multiple of the CEO's total pay relative to the peer group median in the most recent fiscal year.
2.Absolute Alignment16 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

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14 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
15 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company's market cap. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
16 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
▪The ratio of performance- to time-based incentive awards;
▪The overall ratio of performance-based compensation to fixed or discretionary pay;
▪The rigor of performance goals;
▪The complexity and risks around pay program design;
▪The transparency and clarity of disclosure;
▪The company's peer group benchmarking practices;
▪Financial/operational results, both absolute and relative to peers;
▪Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
•Realizable pay17 compared to grant pay; and
▪Any other factors deemed relevant.
Problematic Pay Practices
Problematic pay elements are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. The focus is on executive compensation practices that contravene the global pay principles, including:
▪Problematic practices related to non-performance-based compensation elements;
▪Incentives that may motivate excessive risk-taking or present a windfall risk; and
▪Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.
The list of examples below highlights certain problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
▪Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
▪Extraordinary perquisites or tax gross-ups;
▪New or materially amended agreements that provide for:
▪Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
▪CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers) or in connection with a problematic Good Reason definition;
▪CIC excise tax gross-up entitlements (including "modified" gross-ups);
▪Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
▪Liberal CIC definition combined with any single-trigger CIC benefits;
▪Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible;
▪Severance payments made when the termination is not clearly disclosed as involuntary (for example, a termination without cause or resignation for good reason); or
▪Any other provision or practice deemed to be egregious and present a significant risk to investors.
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17 ISS research reports include realizable pay for S&P1500 companies.

The above examples are not an exhaustive list. Please refer to ISS' U.S. Compensation Policies FAQ document for additional detail on specific pay practices that have been identified as problematic and may lead to negative vote recommendations.
Options Backdating
The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:
▪Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
▪Duration of options backdating;
▪Size of restatement due to options backdating;
▪Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
▪Adoption of a grant policy that prohibits backdating and creates a fixed grant schedule or window period for equity grants in the future.
Compensation Committee Communications and Responsiveness
Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
▪Failure to respond to majority-supported shareholder proposals on executive pay topics; or
▪Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
▪Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪Disclosure of specific and meaningful actions taken to address shareholders' concerns;
▪Other recent compensation actions taken by the company;
▪Whether the issues raised are recurring or isolated;
▪The company's ownership structure; and
▪Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Equity-Based and Other Incentive Plans
Please refer to ISS' U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.
General Recommendation: Vote case-by-case on certain equity-based compensation plans18 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "Equity Plan Scorecard" (EPSC) approach with three pillars:
▪Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
SVT based only on new shares requested plus shares remaining for future grants.
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18 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

▪Plan Features:
•Quality of disclosure around vesting upon a change in control (CIC);
•Discretionary vesting authority;
•Liberal share recycling on various award types;
•Lack of minimum vesting period for grants made under the plan;
•Dividends payable prior to award vesting.
▪Grant Practices:
▪The company’s three-year burn rate relative to its industry/market cap peers;
▪Vesting requirements in CEO's recent equity grants (3-year look-back);
▪The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
▪The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
▪Whether the company maintains a sufficient claw-back policy;
▪Whether the company maintains sufficient post-exercise/vesting share-holding requirements.
Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors ("overriding factors") apply:
▪Awards may vest in connection with a liberal change-of-control definition;
▪The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
▪The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
▪The plan is excessively dilutive to shareholders' holdings;
▪The plan contains an evergreen (automatic share replenishment) feature; or
▪Any other plan features are determined to have a significant negative impact on shareholder interests.
Social and Environmental Issues
Global Approach – E&S Shareholder Proposals
ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.
General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:
▪If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;
▪If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
▪Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
▪The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
▪Whether there are significant controversies, fines, penalties, or litigation associated with the company's practices related to the issue(s) raised in the proposal;

▪If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
▪If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.
Climate Change
Say on Climate (SoC) Management Proposals
General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan19 taking into account the completeness and rigor of the plan.
Information that will be considered where available includes the following:
▪The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;
▪Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);
▪The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);
▪Whether the company has sought and received third-party approval that its targets are science-based;
▪Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;
▪Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;
▪Whether the company’s climate data has received third-party assurance;
▪Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;
▪Whether there are specific industry decarbonization challenges; and
▪The company’s related commitment, disclosure, and performance compared to its industry peers.
Say on Climate (SoC) Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:
▪The completeness and rigor of the company’s climate-related disclosure;
▪The company’s actual GHG emissions performance;
▪Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and
▪Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.
Climate Change/Greenhouse Gas (GHG) Emissions
General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:
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19 Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

▪Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪The company's level of disclosure compared to industry peers; and
▪Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.
Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
▪The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪The company's level of disclosure is comparable to that of industry peers; or
▪There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.
Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
▪Whether the company provides disclosure of year-over-year GHG emissions performance data;
▪Whether company disclosure lags behind industry peers;
▪The company's actual GHG emissions performance;
▪The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
▪Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.
Racial Equity and/or Civil Rights Audit Guidelines
General Recommendation: Vote case-by-case on proposals asking a company to conduct an independent racial equity and/or civil rights audit, taking into account:
▪The company’s established process or framework for addressing racial inequity and discrimination internally;
▪Whether the company adequately discloses workforce diversity and inclusion metrics and goals;
▪Whether the company has issued a public statement related to its racial justice efforts in recent years, or has committed to internal policy review;
▪Whether the company has engaged with impacted communities, stakeholders, and civil rights experts;
▪The company’s track record in recent years of racial justice measures and outreach externally; and
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to racial inequity or discrimination.
ESG Compensation-Related Proposals
General Recommendation: Vote case-by-case on proposals seeking a report or additional disclosure on the company's approach, policies, and practices on incorporating environmental and social criteria into its executive compensation strategy, considering:
▪The scope and prescriptive nature of the proposal;
▪The company's current level of disclosure regarding its environmental and social performance and governance;
▪The degree to which the board or compensation committee already discloses information on whether it has considered related E&S criteria; and
▪Whether the company has significant controversies or regulatory violations regarding social or environmental issues.

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© 2025 | Institutional Shareholder Services and/or its affiliates

ISS
UNITED STATES
TAFT-HARTLEY PROXY VOTING GUIDELINES
2025 Executive Summary
Published January 17, 2025
WWW.ISSGOVERNANCE.COM

Introduction	3
Board of Directors	4
Voting on Director Nominees in Uncontested Elections	4
Board Size	5
Board Diversity	5
Majority Threshold Voting Requirement for Director Elections	5
Cumulative Voting	5
Shareholder Access to the Proxy	6
Takeover Defenses / Shareholder Rights	6
Poison Pills	6
Proxy Contests — Voting for Director Nominees in Contested Elections	6
Capital Structure	7
Increase Authorized Common Stock	7
Reverse Stock Splits	7
Dual Class Structures	7
Preferred Stock Authorization	7
Share Repurchase Programs	8
Auditor Ratification	9
Auditor Independence	9
Mergers, Acquisitions, and Restructurings	10
Mergers and Acquisitions	10
Reincorporation	10
Executive Compensation	11
Equity Incentive Plans	11
Options Backdating	11
Advisory Votes on Executive Compensation – Management Say-on-Pay Proposals (MSOP)	11
Golden Parachutes	12
Proposals to Limit Executive and Director Pay	12
Corporate Responsibility & Accountability	13
Corporate and Supplier Codes of Conduct	13
Greenhouse Gas Emissions	13
Sustainability Reporting and Planning	13
Hydraulic Fracturing	14
Workplace Practices and Human Rights	14
Environmental Justice	14
Just Transition	14

Introduction
The proxy voting policy of ISS’ Taft-Hartley Advisory Services is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.
Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.
The Taft-Hartley Advisory Services voting policy was carefully crafted to meet those requirements by promoting long-term shareholder value, emphasizing the “economic best interests” of plan participants and beneficiaries. Taft-Hartley Advisory Services will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a “worker-owner view of value.”
The Taft-Hartley Advisory Services guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses – all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:
▪Corporate policies that affect job security and wage levels;
▪Corporate policies that affect local economic development and stability;
▪Corporate responsibility to employees, communities, and the environment; and
▪Workplace safety and health issues.
Taft-Hartley Advisory Services shall analyze each proxy on a case-by-case basis, informed by the guidelines outlined in the following pages. Taft-Hartley Advisory Services does not intend for these guidelines to be exhaustive. It is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Taft-Hartley Advisory Services’ guidelines are intended to cover the most significant and frequent proxy issues that arise. Issues not covered by the guidelines shall be voted in the interest of plan participants and beneficiaries of the plan based on a worker-owner view of long-term corporate value. Taft-Hartley Advisory Services shall revise its guidelines as events warrant and will remain in conformity with the AFL-CIO proxy voting policy.

The policies contained herein are a sampling only of selected key Taft-Hartley Advisory Services U.S. proxy voting guidelines, and are not intended to be exhaustive. The complete guidelines can be found at:
https://www.issgovernance.com/policy-gateway/voting-policies/
Board of Directors
Voting on Director Nominees in Uncontested Elections
Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Taft-Hartley Advisory Services supports annually elected boards and holds directors to a high standard when voting on their election, qualifications, and compensation.
Taft-Hartley Advisory Services believes votes should be cast in a manner that will encourage the independence of boards. In particular, the Taft-Hartley guidelines board independence standards require a two-thirds majority independent board. The Taft-Hartley guidelines also employ a higher bar on director independence classifications and consider directors who have been on the board for a period exceeding 10 years as non-independent directors. Furthermore, key board committees should be composed entirely of independent directors. Taft-Hartley Advisory Services supports shareholders proposals requesting the separation of the chairman and CEO positions and opposes the election of a non-independent chair.
Taft-Hartley Advisory Services takes into account the attendance records of directors, using a benchmark attendance rate of 75 percent of board and committee meetings. Cases of chronic poor attendance without reasonable justification may also warrant adverse recommendations for nominating/governance committees or the full board. Taft-Hartley Advisory Services will also vote against a director nominee who serves on an excessive number of boards. A non-CEO director will be deemed "overboarded" if he/she sits on more than four public company boards while CEO directors will be considered as such if they serve on more than one public company board besides their own. Furthermore, adverse recommendations for directors may be warranted at companies where problematic pay practices exist, and where boards have not been accountable or responsive to their shareholders.
For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain1, Taft-Hartley Advisory Services will generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where it is determined that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

Board Size
While there is no hard and fast rule among institutional investors as to what may be an optimal board size, a board that is too large may function inefficiently. Conversely, a board that is too small may allow the CEO to exert disproportionate influence or may stretch the time requirements of individual directors too thin. Given that the preponderance of boards in the U.S. range between five and fifteen directors, many institutional investors believe this benchmark is a useful standard for evaluating such proposals. Taft-Hartley Advisory Services will generally vote against any proposal seeking to amend the company’s board size to fewer than five seats or more than fifteen seats.
Board Diversity
Taft-Hartley Advisory Services will generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) for companies where there are no women on the company's board or for companies in the Russell 3000 or S&P 1500 indices where the board has no apparent racially or ethnically diverse members2.
Taft-Hartley Advisory Services will support shareholder proposals asking the board to make greater efforts to search for qualified female and minority candidates for nomination to the board of director. Taft-Hartley fiduciaries generally believe that increasing diversity in the boardroom better reflects a company’s workforce, customers and community, and enhances shareholder value.
Majority Threshold Voting Requirement for Director Elections
Taft-Hartley fiduciaries believe shareholders should have a greater voice regarding the election of directors and view majority threshold voting as a viable alternative to the current deficiencies of the plurality system in the U.S. Shareholders have expressed strong support for resolutions on majority threshold voting. Taft-Hartley Advisory Services supports proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors, provided the proposal includes a carve-out for a plurality voting standard in contested director elections.
Cumulative Voting
Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by “cumulating” their votes for one nominee, thereby creating a measure of independence from management control. Taft-Hartley Advisory Services will generally vote against proposals to eliminate cumulative voting, and for proposals to allow cumulative voting.

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1 Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

Shareholder Access to the Proxy
Many investors view proxy access as an important shareholder right, one that is complementary to other best- practice corporate governance features. Taft-Hartley Advisory Services is generally supportive of reasonably crafted shareholder proposals advocating for the ability of long-term shareholders to cost-effectively nominate director candidates that represent their interests on management’s proxy card. Shareholder proposals that have the potential to result in abuse of the proxy access right by way of facilitating hostile takeovers will generally not be supported.
Takeover Defenses / Shareholder Rights
Topics evaluated in this category include shareholders' ability to call a special meeting or act by written consent, the adoption or redemption of poison pills, unequal voting rights, fair price provisions, greenmail, supermajority vote requirements, and confidential voting.
Taft-Hartley Advisory Services generally opposes takeover defenses, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers. Further, takeover devices can be used to entrench a board that is unresponsive to shareholders on both governance and corporate social responsibility issues.
Taft-Hartley Advisory Services will generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in- person meeting.
Poison Pills
Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While poison pills are evaluated on a case-by-case basis depending on a company’s particular set of circumstances, Taft-Hartley Advisory Services will generally vote for proposals to submit a company’s poison pill to shareholder vote and/or eliminate or redeem poison pills.
Proxy Contests — Voting for Director Nominees in Contested Elections
Contested elections of directors frequently occur when a board candidate or “dissident slate” seeks election for the purpose of achieving a significant change in corporate policy or control of seats on the board. Competing slates will be evaluated on a case-by-case basis with several considerations in mind. These include, but are not limited to, the following: personal qualifications of each candidate; the economic impact of the policies advanced by the dissident slate of nominees; and their expressed and demonstrated commitment to the interests of the shareholders of the company.

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2 Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

Capital Structure
Increase Authorized Common Stock
Corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. Taft-Hartley Advisory Services will vote for proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. An increase of up to 50 percent is enough to allow a company to meet its capital needs. Taft-Hartley Advisory Services will vote against proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase. Adverse recommendations would be considered warranted if the proposal or the company’s prior or ongoing use of authorized shares is problematic (e.g., the company has a non-shareholder approved poison pill).
Reverse Stock Splits
Reverse splits exchange multiple shares for a lesser amount to increase share price. Evaluation of management proposals to implement a reverse stock split will take into account whether there is a corresponding proportional decrease in authorized shares. Without a corresponding decrease, a reverse stock split is effectively an increase in authorized shares by way of reducing the number of shares outstanding, while leaving the number of authorized shares to be issued at the pre-split level. Taft-Hartley Advisory Services also considers if the reverse stock split is necessary to maintain listing of a company's stock on the national stock exchanges, or if there is substantial doubt about the company's ability to continue as a going concern without additional financing.
Taft-Hartley Advisory Services generally supports a reverse stock split if the number of authorized shares will be reduced proportionately. When there is not a proportionate reduction of authorized shares, Taft-Hartley trustees should oppose such proposals unless a stock exchange has provided notice to the company of a potential delisting.
Dual Class Structures
Taft-Hartley Advisory Services does not support dual share class structures. Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders. An additional drawback is the added cost and complication of maintaining the two-class system. Taft-Hartley Advisory Services will vote for a one share, one vote capital structure, and vote against the creation or continuation of dual class structures.
Preferred Stock Authorization
Preferred stock is an equity security which has certain features similar to debt instruments- such as fixed dividend payments and seniority of claims to common stock - and usually carries little to no voting rights. The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion with voting, conversion, distribution, and other rights to be determined by the board at time of issue. Taft-Hartley Advisory Services will generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Taft-Hartley Advisory Services will also consider company-specific factors including the company’s prior or ongoing use of authorized shares, disclosure on specific reasons/rationale for the proposed increase, the dilutive impact of the request, disclosure of specific risks to shareholders of not approving the request, and whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Share Repurchase Programs
While most U.S. companies can and do implement share buyback programs via board resolutions without shareholder votes, there are exceptions to this rule. Certain financial institutions, for example, are required by their regulators to receive shareholder approval for buyback programs. In addition, certain U.S.-listed cross-market companies are required by the law of their country of incorporation to receive shareholder approval to grant the board the authority to repurchase shares.
For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, Taft-Hartley Advisory Services will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-market repurchases, in the absence of company-specific concerns. Taft-Hartley Advisory Services will vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from executives at a premium to market price.

Auditor Ratification
Auditor Independence
Auditors are the backbone upon which a company’s financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor, auditor tenure, as well as whether the ratification of auditors has been put up for shareholder vote. Failure by a company to present its selection of auditors for shareholder ratification should be discouraged as it undermines good governance and disenfranchises shareholders.
Taft-Hartley Advisory Services will vote against the ratification of a company’s auditor if it receives more than one- quarter of its total fees for consulting or if auditor tenure has exceeded seven years. A vote against the election of Audit Committee members will also be recommended when auditor ratification is not included on the proxy ballot and/or when consulting fees exceed audit fees. Taft-Hartley Advisory Services supports shareholder proposals to ensure auditor independence and effect mandatory auditor ratification.

Mergers, Acquisitions, and Restructurings
Taft-Hartley Advisory Services votes for corporate transactions that take the high road to competitiveness and company growth. Taft-Hartley Advisory Services believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. Taft- Hartley Advisory Services opposes corporate transactions which indiscriminately lay off workers and shed valuable competitive resources.
Mergers and Acquisitions
Mergers, acquisitions, spinoffs, reincorporations, and other corporate restructuring plans are evaluated on a case- by-case basis, given the potential for significant impact on shareholder value and on shareholders’ economic interests. In addition, these corporate actions can have a significant impact on community stakeholders and the workforce, and may affect the levels of employment, community lending, equal opportunity, and impact on the environment.
Reincorporation
For a company that seeks to reincorporate, Taft-Hartley Advisory Services evaluates the merits of the move on a case-by-case basis, taking into consideration both financial and corporate governance concerns including the reasons for reincorporation, a comparison of both the company's governance practices and provisions prior to and following the reincorporation, and corporation laws of original state and destination state.

Executive Compensation
Equity Incentive Plans
Taft-Hartley Advisory Services supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to sustained performance. Stock options and other forms of equity compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company— and shareholders— prosper together. Poorly designed equity award programs can encourage excessive risk-taking behavior and incentivize executives to pursue corporate strategies that promote short-term stock price to the ultimate detriment of long-term shareholder value.
Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders’ share value and voting power. In general, Taft-Hartley Advisory Services supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. Option plans are evaluated on a case-by-case basis, taking into consideration factors including: exercise price, voting power dilution, equity burn rate, executive concentration ratios, pay-for-performance, and the presence of any repricing provisions.
Options Backdating
Options backdating has serious implications and has resulted in financial restatements, delisting of companies, and/or the termination of executives or directors. When options backdating has taken place, Taft-Hartley Advisory Services may consider recommending against or withholding votes from the compensation committee, depending on the severity of the practices and the subsequent corrective actions taken by the board. Taft-Hartley Advisory Services adopts a case-by-case approach to the options backdating issue to differentiate companies that had sloppy administration versus those that had committed fraud, as well as those companies that have since taken corrective action. Instances in which companies have committed fraud are more disconcerting, and Taft-Hartley Advisory Services will look to them to adopt formal policies to ensure that such practices will not re-occur in the future.
Advisory Votes on Executive Compensation – Management Say-on-Pay Proposals (MSOP)
The Dodd-Frank Wall Street Reform and Consumer Protection Act requires advisory shareholder votes on executive compensation (management “Say on Pay”), an advisory vote on the frequency of Say on Pay, as well as a shareholder advisory vote on golden parachute compensation. Taft-Hartley Advisory Services believes that executive pay programs should be fair, competitive, reasonable, and appropriate, and that pay for performance should be a central tenet in executive compensation philosophy. Taft-Hartley Advisory Services will vote against MSOP proposals if there is a misalignment between CEO pay and company performance, the company maintains problematic pay practices, or the board exhibits a significant level of poor communication and responsiveness to shareholders.
Taft-Hartley Advisory Services also supports annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Golden Parachutes
Golden parachutes are designed to protect the senior level employees of a corporation in the event of a change-in- control. Under most golden parachute agreements, senior level management employees receive a lump sum pay- out triggered by a change-in-control at usually two to three times base salary. These severance agreements can grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. Taft- Hartley Advisory Services will evaluate golden parachutes compensation and shareholder proposals to have all golden parachute agreements submitted for shareholder ratification on a case-by-case basis, consistent with Taft- Hartley Advisory Services' policies on problematic pay practices related to severance packages.
Proposals to Limit Executive and Director Pay
Taft-Hartley Advisory Services will vote for shareholder proposals that seek additional disclosure of executive and director pay information. Taft-Hartley Advisory Services will also vote for shareholder proposals that seek to eliminate outside directors’ retirement benefits. Taft-Hartley Advisory Services reviews on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to non-financial factors such as corporate downsizing, customer/employee satisfaction, community involvement, human rights, social and environmental goals, and performance.

Corporate Responsibility & Accountability
Taft-Hartley Advisory Services generally supports social, workforce, and environmental shareholder-sponsored resolutions if they seek to create responsible corporate citizens while at the same time attempting to enhance long-term shareholder value. Taft-Hartley Advisory Services typically supports proposals that ask for disclosure reporting of information that is not available outside the company and not proprietary in nature. Such reporting is particularly most vital when it appears that a company has not adequately addressed shareholder concerns regarding social, workplace, environmental and/or other issues.
Corporate and Supplier Codes of Conduct
Taft-Hartley Advisory Services generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, or economic sanctions and boycotts.
Many proposals refer to the seven core conventions, commonly referred to as the “Declaration on Fundamental Principles and Rights At Work,” ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) right to organize and bargain collectively; ii) non-discrimination in employment; iii) abolition of forced labor; and iv) end of child labor. Each member nation of the ILO body is bound to respect and promote these rights to the best of their abilities.
Taft-Hartley Advisory Services supports the implementation and reporting on ILO codes of conduct. Taft-Hartley Advisory Services also votes in favor of requests for an assessment of the company's human rights risks in its operation or in its supply chain, or report on its human rights risk assessment process.
Greenhouse Gas Emissions
Shareholder proposals asking a company to issue a report to shareholders – at reasonable cost and omitting proprietary information – on greenhouse gas emissions ask that the report include descriptions of efforts within companies to reduce emissions, their financial exposure and potential liability from operations that contribute to global warming, and their direct or indirect efforts to promote the view that global warming is not a threat.
Proponents argue that there is scientific proof that the burning of fossil fuels causes global warming, that future legislation may make companies financially liable for their contributions to global warming, and that a report on the company’s role in global warming can be assembled at reasonable cost. Taft-Hartley Advisory Services generally supports greater disclosure on climate change-related proposals.
Sustainability Reporting and Planning
The concept of sustainability is commonly understood as meeting the needs of the present generation without compromising the ability of future generations to meet their own needs. Indeed, the term sustainability is complex and poses significant challenges for companies on many levels. Many in the investment community have termed this broader responsibility the “triple bottom line,” referring to the triad of performance goals related to economic prosperity, social responsibility, and environmental quality. In essence, the concept requires companies to balance the needs and interests of their various stakeholders while operating in a manner that sustains business growth for the long-term, supports local communities and protects the environment and natural capital for future generations.
Taft-Hartley Advisory Services generally supports shareholder proposals seeking greater disclosure on the company’s environmental and social practices, and/or associated risks and liabilities.

Hydraulic Fracturing
Shareholder proponents have elevated concerns on the use of hydraulic fracturing, an increasingly controversial process in which water, sand, and a mix of chemicals is blasted horizontally into tight layers of shale rock to extract natural gas. As this practice has gained more widespread use, environmentalists have raised concerns that the chemicals mixed with sand and water to aid the fracturing process can contaminate ground water supplies.
Proponents of resolutions at companies that employ hydraulic fracturing are also concerned that wastewater produced by the process could overload the waste treatment plants to which it is shipped. Shareholders have asked companies that utilize hydraulic fracturing to report on the environmental impact of the practice and to disclose policies aimed at reducing hazards from the process.
Taft-Hartley Advisory Services generally supports shareholder requests seeking greater transparency on the practice of hydraulic fracturing and its associated risks.
Workplace Practices and Human Rights
Taft-Hartley Advisory Services supports shareholder requests for workplace safety reports, including reports on accident risk reduction effort. In addition, Taft-Hartley Advisory Services will generally support proposals calling for action on equal employment opportunity and anti-discrimination, and requests to conduct an independent racial equity and/or civil rights audit.
Environmental Justice
Companies have faced proposals addressing environmental justice concerns, focused on vulnerable stakeholders – particularly communities of color and low-income communities – who are disproportionately impacted by environmental pollution. These heightened risks can be exacerbated by climate change. Taft-Hartley Advisory Services generally supports shareholder proposals requesting disclosure of an environmental justice report, as well as a third-party environmental justice assessment.
Just Transition
Companies have faced proposals requesting disclosure on the just transition – addressing stakeholder concerns within a company’s value chain with regards to the effects of climate change and the energy transition. Relevant stakeholder groups can include employees, suppliers (and workers in supply chains), communities impacted by operations, and other vulnerable groups potentially affected by a company’s climate change strategy. Just transition disclosure should adequately assess, consult on, and address impacts on affected stakeholders regarding climate change risks. Taft-Hartley Advisory Services generally supports shareholder proposals requesting just transition and labor protection disclosure, in alignment with the International Labour Organization, the World Benchmarking Alliance, and other generally accepted guidelines and indicators.

We empower investors and companies to build for long-term and sustainable growth by providing high-quality data, analytics, and insight.
G E T S T A RT E D W I TH IS S S O L U TI O N S
Email sales@issgovernance.com or visit www.issgovernance.com for more information.
Founded in 1985, Institutional Shareholder Services group of companies (ISS) empowers investors and companies to build for long-term and sustainable growth by providing high-quality data, analytics and insight. ISS, which is majority owned by Deutsche Bourse Group, along with Genstar Capital and ISS management, is a leading provider of corporate governance and responsible investment solutions, market intelligence, fund services, and events and editorial content for institutional investors and corporations, globally. ISS’ 2,600 employees operate worldwide across 29 global locations in 15 countries. Its approximately 3,400 clients include many of the world’s leading institutional investors who rely on
ISS’ objective and impartial offerings, as well as public companies focused on ESG and governance risk mitigation as a shareholder value enhancing measure. Clients rely on ISS’ expertise to help them make informed investment decisions. This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.
The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.
The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.
ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.
Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

© 2025 | Institutional Shareholder Services and/or its affiliates
SRI PROXY VOTING GUIDELINES
2025 Executive Summary

ISS
UNITED STATES
SRI PROXY VOTING GUIDELINES
2025 Executive Summary
Published January 17, 2025
WWW.ISSGOVERNANCE.COM

Introduction	3
Management Proposals	4
Board of Directors	4
Board Responsiveness	5
Auditors	5
Takeover Defenses / Shareholder Rights	5
Miscellaneous Governance Provisions	5
Capital Structures	6
Executive and Director Compensation	6
Mergers and Corporate Restructurings	6
Mutual Fund Proxies	7
Shareholder Proposals	7
Shareholder Proposals on Corporate Governance and Executive Compensation	7
Shareholder Proposals on Social and Environmental Topics	7

Introduction
ISS’ Social Advisory Services division recognizes that socially responsible investors have dual objectives: financial and social. Socially responsible investors invest for economic gain, as do all investors, but they also require that the companies in which they invest conduct their business in a socially and environmentally responsible manner.
These dual objectives carry through to socially responsible investors' proxy voting activity once the security selection process is completed. In voting their shares, socially responsible institutional shareholders are concerned not only with sustainable economic returns to shareholders and good corporate governance but also with the ethical behavior of corporations and the social and environmental impact of their actions.
Social Advisory Services has, therefore, developed proxy voting guidelines that are consistent with the dual objectives of socially responsible shareholders. On matters of social and environmental import, the guidelines seek to reflect a broad consensus of the socially responsible investing community. Generally, we take policies that have been developed by groups such as the Interfaith Center on Corporate Responsibility, the General Board of Pension and Health Benefits of the United Methodist Church, Domini Social Investments, and other leading church shareholders and socially responsible mutual fund companies as our frame of reference. Additionally, we incorporate the active ownership and investment philosophies of leading globally recognized initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), the United Nations Principles for Responsible Investment (UNPRI), the United Nations Global Compact, and environmental and social European Union Directives.
On matters of corporate governance, executive compensation, and corporate structure, Social Advisory Services guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance consistent with responsibilities to society as a whole.
The guidelines provide an overview of how Social Advisory Services recommends that its clients vote. We note that there may be cases in which the final vote recommendation on a particular company varies from the vote guideline due to the fact that we closely examine the merits of each proposal and consider relevant information and company-specific circumstances in arriving at our decisions. Where Social Advisory Services acts as a voting agent for its clients, it follows each client’s voting policy, which may differ in some cases from the policies outlined in this document. Social Advisory Services updates its guidelines on an annual basis to take into account emerging issues and trends on environmental, social, and corporate governance topics, in addition to evolving market standards, regulatory changes, and client feedback.

The policies contained herein are a sampling only of selected key Taft-Hartley Advisory Services U.S. proxy voting guidelines, and are not intended to be exhaustive. The complete guidelines can be found at:
https://www.issgovernance.com/policy-gateway/voting-policies/
Management Proposals
Board of Directors
Social Advisory Services considers director elections to be one of the most important voting decisions that shareholders make. Boards should be composed of a majority of independent directors and key board committees should be composed entirely of independent directors. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairman of the board. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Directors are ultimately responsible to the corporation’s shareholders. The most direct expression of this responsibility is the requirement that directors be elected to their positions by the shareholders.
Social Advisory Services will generally oppose all director nominees if the board is not majority independent and will vote against or withhold from non-independent directors who sit on key board committees. Social Advisory Services will also vote against or withhold from incumbent members of the nominating committee, or other directors on a case-by-case basis, where the board is not comprised of at least 40 percent underrepresented gender identities1 or at least 20 percent racially or ethnically diverse directors. The election of directors who have failed to attend a minimum of 75 percent of board and committee meetings held during the year will be opposed. Furthermore, Social Advisory Services will vote against or withhold from a director nominee who serves on an excessive number of boards. A non-CEO director will be deemed "overboarded" if they sit on more than five public company boards while CEO directors will be considered as such if they serve on more than two public company boards besides their own.
In addition, Social Advisory Services will generally vote against or withhold from directors individually, committee members, or potentially the entire board, for failure to adequately guard against or manage ESG risks or for lack of sustainability reporting in the company's public documents and/or website in conjunction with a failure to adequately manage or mitigate ESG risks. For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain2 Social Advisory Services will generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where it has been determined that the company is not taking the minimum steps needed to be aligned with a Net Zero by 2050 trajectory.
Social Advisory Services supports requests asking for the separation of the positions of chairman and CEO, opposes the creation of classified boards, and reviews proposals to change board size on a case-by-case basis. Social Advisory Services also generally supports shareholder proposals calling for greater access to the board, affording shareholders the ability to nominate directors to corporate boards. Social Advisory Services may vote against or withhold from directors at companies where problematic pay practices exist and where boards have not been accountable or responsive to their shareholders.

_______________________
1 Underrepresented gender identities include directors who identify as women or as non-binary.
2 Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

Board Responsiveness
Social Advisory Services will vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if the board fails to act on a shareholder proposal that received the support of a majority of the shares in the previous year. When evaluating board responsiveness issues, Social Advisory Services takes into account other factors, including the board's failure to act on takeover offers where the majority of shares are tendered; if at the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Auditors
While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, Social Advisory Services believes that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. A Blue Ribbon Commission concluded that audit committees must improve their current level of oversight of independent accountants. Social Advisory Services will vote against the ratification of the auditor in cases where non-audit fees represent more than 25 percent of the total fees paid to the auditor in the previous year. Social Advisory Services supports requests asking for the rotation of the audit firm if the request includes a timetable of five years or more.
Takeover Defenses / Shareholder Rights
Topics evaluated in this category include shareholders' ability to call a special meeting or act by written consent, the adoption or redemption of poison pills, unequal voting rights, fair price provisions, greenmail, supermajority vote requirements, and confidential voting.
Social Advisory Services will generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.
Social Advisory Services generally opposes takeover defenses, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers. Further, takeover devices can be used to entrench a board that is unresponsive to shareholders on both governance and corporate social responsibility issues.
Miscellaneous Governance Provisions
Social Advisory Services evaluates proposals that concern governance issues such as shareholder meeting adjournments, quorum requirements, corporate name changes, and bundled or conditional proposals on a case- by-case basis, taking into account the impact on shareholder rights.

Capital Structures
Capital structure related topics include requests for increases in authorized stock, stock splits and reverse stock splits, issuances of blank check preferred stock, debt restructurings, and share repurchase plans.
Social Advisory Services supports a one-share, one-vote policy and opposes mechanisms that skew voting rights. Social Advisory Services supports capital requests that provide companies with adequate financing flexibility while protecting shareholders from excessive dilution of their economic and voting interests. Proposals to increase common stock are evaluated on a case-by-case basis, taking into account the company’s prior or ongoing use of share authorizations and elements of the current request.
Executive and Director Compensation
The global financial crisis resulted in significant erosion of shareholder value and highlighted the need for greater assurance that executive compensation is principally performance-based, fair, reasonable, and not designed in a manner that would incentivize excessive risk-taking by management. The crisis raised questions about the role of pay incentives in influencing executive behavior and motivating inappropriate or excessive risk-taking and other unsustainable practices that could threaten a corporation‘s long-term viability. The safety lapses that led to the disastrous explosions at BP’s Deepwater Horizon oil rig and Massey Energy’s Upper Big Branch mine, and the resulting unprecedented losses in shareholder value; a) underscore the importance of incorporating meaningful economic incentives around social and environmental considerations in compensation program design, and; b) exemplify the costly liabilities of failing to do so.
Social Advisory Services evaluates executive and director compensation by considering the presence of appropriate pay-for-performance alignment with long-term shareholder value, compensation arrangements that risk “pay for failure,” and an assessment of the clarity and comprehensiveness of compensation disclosures.
Shareholder proposals calling for additional disclosure on compensation issues or the alignment of executive compensation with social or environmental performance criteria are supported, while shareholder proposals calling for other changes to a company’s compensation programs are reviewed on a case-by-case basis.
The Dodd-Frank Wall Street Reform and Consumer Protection Act requires advisory shareholder votes on executive compensation (Say on Pay), an advisory vote on the frequency of say on pay, as well as a shareholder advisory vote on golden parachute compensation. Social Advisory Services will vote against Say on Pay proposals if there is a misalignment between CEO pay and company performance, the company maintains problematic pay practices, and the board exhibits a significant level of poor communication and responsiveness to shareholders.
Social Advisory Services will evaluate whether pay quantum is in alignment with company performance, and consideration will also be given to whether the proportion of performance-contingent pay elements is sufficient in light of concerns with a misalignment between executive pay and company performance.
Social Advisory Services will vote case-by-case on certain equity-based compensation plans depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach.
Mergers and Corporate Restructurings
Mergers, acquisitions, spinoffs, reincorporations, and other corporate restructuring plans are evaluated on a case- by-case basis, given the potential for significant impact on shareholder value and on shareholders’ economic interests. In addition, these corporate actions can have a significant impact on community stakeholders and the workforce, and may affect the levels of employment, community lending, equal opportunity, and impact on the environment.

Mutual Fund Proxies
There are a number of proposals that are specific to mutual fund proxies, including the election of trustees, investment advisory agreements, and distribution agreements. Social Advisory Services evaluates these proposals on a case-by-case basis taking into consideration recent trends and best practices at mutual funds.
Shareholder Proposals
Shareholder Proposals on Corporate Governance and Executive Compensation
Shareholder proposals topics include board-related issues, shareholder rights and board accountability issues, as well as compensation matters. Each year, shareholders file numerous proposals that address key issues regarding corporate governance and executive compensation. Social Advisory Services evaluates these proposals from the perspective that good corporate governance practices can have positive implications for a company and its ability to maximize shareholder value. Proposals that seek to improve a board’s accountability to its shareholders and other stakeholders are supported. Social Advisory Services supports initiatives that seek to strengthen the link between executive pay and performance, including performance elements related to corporate social responsibility.
Shareholder Proposals on Social and Environmental Topics
Shareholder resolutions on social and environmental topics include workplace diversity and safety topics, codes of conduct, labor standards and human rights, the environment and energy, sustainability and climate, weapons, consumer welfare, animal welfare, and public safety.
Socially responsible shareholder resolutions are receiving a great deal more attention from institutional shareholders today than they have in the past. In addition to the moral and ethical considerations intrinsic to many of these proposals, there is a growing recognition of their potential impact on the economic performance of the company. Among the reasons for this change are:
▪The number and variety of shareholder resolutions on social and environmental issues has increased;
▪Many of the sponsors and supporters of these resolutions are large institutional shareholders with significant holdings, and therefore, greater direct influence on the outcomes;
▪The proposals are more sophisticated – better written, more focused, and more sensitive to the feasibility of implementation; and
▪Investors now understand that a company’s response to social and environmental issues can have serious economic consequences for the company and its shareholders.
Social Advisory Services generally supports requests for additional disclosures that would allow shareholders to better assess the board and management's oversight of risks in the company’s operations. Social Advisory Services will closely evaluate proposals that ask the company to cease certain actions that the proponent believes are harmful to society or some segment of society with special attention to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request. Social Advisory Services supports shareholder proposals that seek to improve a company’s public image or reduce its exposure to liabilities and risks.

We empower investors and companies to build for long-term and sustainable growth by providing high-quality data, analytics, and insight.
G E T S T A RT E D W I TH IS S S O L U TI O N S
Email sales@issgovernance.com or visit www.issgovernance.com for more information.
Founded in 1985, Institutional Shareholder Services group of companies (ISS) empowers investors and companies to build for long-term and sustainable growth by providing high-quality data, analytics and insight. ISS, which is majority owned by Deutsche Bourse Group, along with Genstar Capital and ISS management, is a leading provider of corporate governance and responsible investment solutions, market intelligence, fund services, and events and editorial content for institutional investors and corporations, globally. ISS’ 2,600 employees operate worldwide across 29 global locations in 15 countries. Its approximately 3,400 clients include many of the world’s leading institutional investors who rely on
ISS’ objective and impartial offerings, as well as public companies focused on ESG and governance risk mitigation as a shareholder value enhancing measure. Clients rely on ISS’ expertise to help them make informed investment decisions. This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.
The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.
The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.
ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.
Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

© 2025 | Institutional Shareholder Services and/or its affiliates

SUSTAINABILITY PROXY VOTING GUIDELINES

ISS
UNITED STATES
SUSTAINABILITY PROXY VOTING GUIDELINES
2025 Executive Summary
Published January 17, 2025
WWW.ISSGOVERNANCE.COM

Introduction	3
Management Proposals	4
Board of Directors	4
Board Responsiveness	5
Auditors	5
Takeover Defenses / Shareholder Rights	5
Miscellaneous Governance Provisions	5
Capital Structures	6
Executive and Director Compensation	6
Mergers and Corporate Restructurings	6
Mutual Fund Proxies	6
Shareholder Proposals	7
Shareholder Proposals on Corporate Governance and Executive Compensation	7
Shareholder Proposals on Social and Environmental Topics	7

Introduction
ISS' Sustainability Advisory Services recognizes the growing view among investment professionals that sustainability or environmental, social, and corporate governance (ESG) factors could present material risks to portfolio investments. Whereas investment managers have traditionally analyzed topics such as board accountability and executive compensation to mitigate risk, greater numbers are incorporating ESG performance into their investment decision making in order to have a more comprehensive understanding of the overall risk profile of the companies in which they invest to ensure sustainable long-term profitability for their beneficiaries.
Investors concerned with portfolio value preservation and enhancement through the incorporation of sustainability factors can also carry out this active ownership approach through their proxy voting activity. In voting their shares, sustainability-minded investors are concerned not only with economic returns to shareholders and good corporate governance, but also with ensuring corporate activities and practices are aligned with the broader objectives of society. These investors seek standardized reporting on ESG issues, request information regarding an issuer’s adoption of, or adherence to, relevant norms, standards, codes of conduct or universally recognized international initiatives including affirmative support for related shareholder resolutions advocating enhanced disclosure and transparency.
Sustainability Advisory Services has, therefore, developed proxy voting guidelines that are consistent with the objectives of sustainability-minded investors and fiduciaries. On matters of ESG import, ISS' Sustainability Policy seeks to promote support for recognized global governing bodies promoting sustainable business practices advocating for stewardship of environment, fair labor practices, non-discrimination, and the protection of human rights. Generally, ISS' Sustainability Policy will take as its frame of reference internationally recognized sustainability-related initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), United Nations Principles for Responsible Investment (UNPRI), United Nations Global Compact, Global Reporting Initiative (GRI), Carbon Principles, International Labour Organization Conventions (ILO), Ceres Roadmap 2030, Global Sullivan Principles, MacBride Principles, and environmental and social European Union Directives. Each of these efforts promote a fair, unified and productive reporting and compliance environment which advances positive corporate ESG actions that promote practices that present new opportunities or that mitigate related financial and reputational risks.
On matters of corporate governance, executive compensation, and corporate structure, the Sustainability Policy guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance.
These guidelines provide an overview of how ISS approaches proxy voting issues for subscribers of the Sustainability Policy. Sustainability Advisory Services notes there may be cases in which the final vote recommendation at a particular company varies from the voting guidelines due to the fact that Sustainability Advisory Services closely examines the merits of each proposal and consider relevant information and company-specific circumstances in arriving at decisions. To that end, ISS engages with both interested shareholders as well as issuers to gain further insight into contentious issues facing the company. Where ISS acts as voting agent for clients, it follows each client’s voting policy, which may differ in some cases from the policies outlined in this document. Sustainability Advisory Services updates its guidelines on an annual basis to take into account emerging issues and trends on environmental, social and corporate governance topics, as well as the evolution of market standards, regulatory changes and client feedback.

The policies contained herein are a sampling only of selected key Sustainability Advisory Services U.S. proxy voting guidelines, and are not intended to be exhaustive. The complete guidelines can be found at:
https://www.issgovernance.com/policy-gateway/voting-policies/
Management Proposals
Board of Directors
ISS' Sustainability Advisory Services considers director elections to be one of the most important voting decisions that shareholders make. Boards should be sufficiently independent from management (and significant shareholders) so as to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.
Sustainability Advisory Services will generally oppose non-independent director nominees if the board is not composed of a majority of independent directors and will vote against or withhold from non-independent directors who sit on key board committees. Sustainability Advisory Services will also vote against or withhold from the chair of the nominating committee, or other nominees on a case-by-case basis, if the board lacks at least one director of an underrepresented gender identity1 or where the board has no apparent racially or ethnically diverse members. The election of directors who have failed to attend a minimum of 75 percent of board and committee meetings held during the year will be opposed. Furthermore, Sustainability Advisory Services will vote against or withhold from a director nominee who serves on an excessive number of boards. A non-CEO director will be deemed "overboarded" if they sit on more than five public company boards while CEO directors will be considered as such if they serve on more than two public company boards besides their own.
In addition, Sustainability Advisory Services will generally vote against or withhold from directors individually, committee members, or potentially the entire board, for failure to adequately guard against or manage ESG risks or for lack of sustainability reporting in the company's public documents and/or website in conjunction with a failure to adequately manage or mitigate ESG risks. For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain2, Sustainability Advisory Services will generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where it is determined that the company is not taking the minimum steps needed to be aligned with a Net Zero by 2050 trajectory.
Sustainability Advisory Services generally supports requests asking for the separation of the positions of chairman and CEO, and shareholder proposals calling for greater access to the board, affording shareholders the ability to nominate directors to corporate boards. Sustainability Advisory Services may vote against or withhold from directors at companies where problematic pay practices exist, and where boards have not been accountable or responsive to their shareholders.
_______________________
1 Underrepresented gender identities include directors who identify as women or as non-binary.
2 Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

Board Responsiveness
Sustainability Advisory Services will vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if the board fails to act on a shareholder proposal that received the support of a majority of the shares in the previous year. When evaluating board responsiveness issues, Sustainability Advisory Services takes into account other factors including the board's failure to act on takeover offers where the majority of shares are tendered; if at the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Auditors
While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, Sustainability Advisory Services believes that outside accountants must ultimately be accountable to shareholders.
Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. A Blue Ribbon Commission concluded that audit committees must improve their current level of oversight of independent accountants. Sustainability Advisory Services will vote against the ratification of the auditor in cases where fees for non-audit services are excessive.
Takeover Defenses / Shareholder Rights
Topics evaluated in this category include shareholders' ability to call a special meeting or act by written consent, the adoption or redemption of poison pills, unequal voting rights, fair price provisions, greenmail, supermajority vote requirements, and confidential voting.
Sustainability Advisory Services will generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.
Sustainability Advisory Services generally opposes takeover defenses, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers. Further, takeover devices can be used to entrench a board that is unresponsive to shareholders on both governance and corporate social responsibility issues.
Miscellaneous Governance Provisions
Sustainability Advisory Services evaluates proposals that concern governance issues such as shareholder meeting adjournments, quorum requirements, corporate name changes, and bundled or conditional proposals on a case-by-case basis, taking into account the impact on shareholder rights.

Capital Structures
Capital structure related topics include requests for increases in authorized stock, stock splits and reverse stock splits, issuances of blank check preferred stock, debt restructurings, and share repurchase plans.
Sustainability Advisory Services supports a one-share, one-vote policy and opposes mechanisms that skew voting rights. Sustainability Advisory Services supports capital requests that provide companies with adequate financing flexibility while protecting shareholders from excessive dilution of their economic and voting interests. Proposals to increase common stock are evaluated on a case-by-case basis, taking into account the company’s past use of share authorizations and elements of the current request.
Executive and Director Compensation
The Dodd-Frank Wall Street Reform and Consumer Protection Act requires advisory shareholder votes on executive compensation (Say on Pay), an advisory vote on the frequency of say on pay, as well as a shareholder advisory vote on golden parachute compensation. Sustainability Advisory Services will vote against Say on Pay proposals if there is an unmitigated misalignment between CEO pay and company performance, the company maintains problematic pay practices, and the board exhibits a significant level of poor communication and responsiveness to shareholders.
Sustainability Advisory Services will vote case-by-case on certain equity-based compensation plans depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach.
Mergers and Corporate Restructurings
Mergers, acquisitions, spinoffs, reincorporations, and other corporate restructuring plans are evaluated on a case-by- case basis, given the potential for significant impact on shareholder value and on shareholders’ economic interests. In addition, these corporate actions can have a significant impact on community stakeholders and the workforce, and may affect the levels of employment, community lending, equal opportunity, and impact on the environment.
Mutual Fund Proxies
There are a number of proposals that are specific to mutual fund proxies, including the election of trustees, investment advisory agreements, and distribution agreements. Sustainability Advisory Services evaluates these proposals on a case- by-case basis taking into consideration recent trends and best practices at mutual funds.

Shareholder Proposals
Shareholder Proposals on Corporate Governance and Executive Compensation
Shareholder proposals topics include board-related issues, shareholder rights and board accountability issues, as well as compensation matters. Each year, shareholders file numerous proposals that address key issues regarding corporate governance and executive compensation. Sustainability Advisory Services evaluates these proposals from the perspective that good corporate governance practices can have positive implications for a company and its ability to maximize shareholder value. Proposals that seek to improve a board’s accountability to its shareholders and other stakeholders are supported.
Shareholder Proposals on Social and Environmental Topics
Shareholder resolutions on social and environmental topics include workplace diversity and safety topics, codes of conduct, labor standards and human rights, the environment and energy, sustainability and climate, weapons, consumer welfare, and public safety.
Socially responsible shareholder resolutions are receiving a great deal more attention from institutional shareholders today than they have in the past. In addition to the moral and ethical considerations intrinsic to many of these proposals, there is a growing recognition of their potential impact on the economic performance of the company.
Among the reasons for this change are:
▪The number and variety of shareholder resolutions on social and environmental issues has increased;
▪Many of the sponsors and supporters of these resolutions are large institutional shareholders with significant holdings, and therefore, greater direct influence on the outcomes;
▪The proposals are more sophisticated – better written, more focused, and more sensitive to the feasibility of implementation; and
▪Investors now understand that a company’s response to social and environmental issues can have serious economic consequences for the company and its shareholders.
While focusing on value enhancement through risk mitigation and exposure to new sustainability-related opportunities, these resolutions also seek standardized reporting on ESG issues, request information regarding an issuer’s adoption of, or adherence to, relevant norms, standards, codes of conduct or universally recognized international initiatives to promote disclosure and transparency. Sustainability Advisory Services generally supports standards-based ESG shareholder proposals that enhance long-term shareholder and stakeholder value while aligning the interests of the company with those of society at large. In particular, the policy will focus on resolutions seeking greater transparency and/or adherence to internationally recognized standards and principles.

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© 2025 | Institutional Shareholder Services and/or its affiliates

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
PART C. OTHER INFORMATION
Item 28. Exhibits.
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Incorporation
	(1)	Articles of Restatement dated 02/14/2019 - Filed as Ex-99(a) on 02/28/2019 (Accession No. 0000012601-19-000024)
	(2)	Articles Supplementary dated 05/08/2025 *
(b)	By-laws
	(1)	Amended and Restated By-laws effective 06/09/2020 - Filed as Ex-99(b) on 09/25/2020 (Accession No. 0000012601-20-000205)
(c)	Instruments Defining Rights of Security Holders: None other than those included in response to Items 28(a) and 28(b).
(d)	Investment Advisory Agreements
	(1)	Amended and Restated Management Agreement dated 01/01/2025 - Filed as Ex-99(d)(1) on 03/04/2025 (Accession No. 0000012601-25-000024)
	(2)	a.	Los Angeles Capital Management LLC Sub-Advisory Agreement dated 04/14/2026 *
		b.	Principal Real Estate Investors, LLC Amended & Restated Sub-Advisory Agreement dated 01/01/2024 - Filed as Ex-99(d)(2)b on 04/25/2024 (Accession No. 0000012601-24-000085)
		c.	T. Rowe Price Associates, Inc. Amended & Restated Sub-Advisory Agreement dated 04/01/2026 *
		d.	Westfield Capital Management Company, L.P. Sub-Advisory Agreement dated 04/15/2026 *
(e)	Underwriting Contracts
	(1)	Distribution Agreement dated 12/14/2009 - Filed as Ex-99(e)(3) on 03/02/2011 (Accession No. 0000898745-11-000061)
(f)	Bonus or Profit Sharing Contracts - Not Applicable
(g)	Custodian Agreements
	(1)	a.	Custody Agreement between The Bank of New York Mellon and Principal Variable Contracts Funds, Inc. dated 11/11/2011 - Filed as Ex-99(g) on 02/14/2013 (Accession No. 0001144204-13-008876)
b.
Amendment to Schedule II to the Custody Agreement between The Bank of New York Mellon and Principal Variable Contracts Funds, Inc. effective 11/11/2011 dated 01/11/2023 - Filed as Ex-99(g)(1)b on 04/27/2023 (Accession No. 0001683863-23-003889)

c.
Supplement to the Global Custody Agreement Hong Kong - China - Connect Service between The Bank of New York Mellon and Principal Variable Contracts Funds, Inc. dated 04/16/2018 - Filed as Ex-99(g)(3) on 02/28/2020 (Accession No. 0000012601-20-000026)

(h)	Other Material Contracts
	(1)	Transfer Agency Agreement dated 05/01/2025 - Filed as Ex-99(h)(1) on 04/25/2025 (Accession No. 0000012601-25-000106)
	(2)	Principal Variable Contracts Funds, Inc. Contractual Fee Waiver Agreement dated 05/01/2026 *
	(3)	Principal Variable Contracts Funds, Inc. Interfund Lending Agreement dated 03/02/2026 *
	(4)	Form of Rule 12d1-4 Fund of Funds Investment Agreement - Filed as Ex-99(h)(7) on 02/11/2022 (Accession No. 0001683863-22-000622)
	(5)	Powers of Attorney for Beckman, Bhatia, Damos, Dyer, Grieb, Hymes, Kassam, Lattimer, McCullum, McMillan, and Swank dated 03/10/2026 *
(i)	Legal Opinion *
(j)	Other Opinions
	(1)	Consent of Independent Registered Public Accounting Firm *
(k)	Omitted Financial Statements - Not Applicable
(l)	Initial Capital Agreements
	(1-11)	Initial Capital Agreements 1987 – Filed as Ex-99(l)(1-11) on 4/27/2001 (Accession No. 0000012601-01-500015)
	(12-19)	Initial Capital Agreements 1998 – Filed as Ex-99(l)(12-19) on 4/27/2001 (Accession No. 0000012601-01-500015)
	(20-23)	Initial Capital Agreements 1999 – Filed as Ex-99(l)(20-23) on 4/27/2001 (Accession No. 0000012601-01-500015)
	(24-26)	Initial Capital Agreements 2000 – Filed as Ex-99(l)(24-26) on 4/27/2001 (Accession No. 0000012601-01-500015)
	(27)	Initial Capital Agreements 5/01/2002 - Filed as Ex-99(l)(27) on 12/14/2016 (Accession No. 0000012601-16-000514)
	(28)	Initial Capital Agreements 5/01/2003 – Filed as Ex-99L on 2/26/2004 (Accession No. 0000870786-04-000042)
	(29)	Initial Capital Agreements 8/30/2004 – Filed as Ex-99(l)(28) on 2/24/2005 (Accession No. 000087086-05-000028)
	(30)	Initial Capital Agreement 1/03/2007 – Filed as Ex-99(l)(29) on 2/29/2008 (Accession No. 0000950137-08-003049)

	(31)	Initial Capital Agreement 12/30/2009 - Filed as Ex-99(l)(31) on 12/14/2016 (Accession No. 0000012601-16-000514)
	(32)	Initial Capital Agreement 5/15/2012 – Filed as Ex-99(l)(30) on 2/14/2013 (Accession No. 0001144204-13-008876)
	(33)	Initial Capital Agreement 5/01/2013 – Filed as Ex-99(l)(31) on 8/16/2013 (Accession No. 0000012601-13-000132)
	(34)	Initial Capital Agreement 10/31/2013 - Filed as Ex-99(l)(32) on 2/27/2014 (Accession No. 0000012601-14-000039)
	(35)	Initial Capital Agreement 10/31/2013 - Filed as Ex-99(l)(33) on 2/27/2014 (Accession No. 0000012601-14-000039)
	(36)	Initial Capital Agreement dated 02/17/2015 - Filed as Exhibit-99(l)(25) on 3/02/2015 (Accession No. 0000012601-15-000059)
	(37)	Initial Capital Agreement dated 05/01/2015 - Filed as Ex-99(l)(35) on 05/14/2015 (Accession No. 0000012601-15-000163)
(38)
Initial Capital Agreement dated 03/30/2017 (Diversified Balanced Volatility Control and Diversified Growth Volatility Control Accounts) - Filed as Ex-99(L)(39) on 04/26/2017 (Accession No. 0000012601-17-000115)

	(39)	Initial Capital Agreement dated 05/01/2017 (Diversified Balanced Class 1) - Filed as Ex-99(I)(40) on 03/01/2018 (Accession No. 0000012601-18-000015)
	(40)	Initial Capital Agreement dated 12/09/2020 (Blue Chip Account) - Filed as Ex-99(l)(40) on 02/25/2021 (Accession No. 0000012601-21-000017)
	(41)	Initial Capital Agreement dated 06/29/2022 (Class 2 for U.S. LargeCap Buffer July Account) - Filed as Ex-99(l)(42) on 09/14/2022 (Accession No. 0001683863-22-005890)
	(42)	Initial Capital Agreement dated 09/28/2022 (Class 2 for U.S. LargeCap Buffer October Account) - Filed as Ex-99(l)(43) on 04/27/2023 (Accession No. 0001683863-23-003889)
	(43)	Initial Capital Agreement dated 12/28/2022 (Class 2 for U.S. LargeCap Buffer January Account) - Filed as Ex-99(l)(44) on 04/27/2023 (Accession No. 0001683863-23-003889)
	(44)	Initial Capital Agreement dated 03/29/2023 (Class 2 for U.S. LargeCap Buffer April Account) - Filed as Ex-99(l)(45) on 04/27/2023 (Accession No. 0001683863-23-003889)
	(45)	Initial Capital Agreement dated 04/30/2025 (Class 2 for Blue Chip Account) *
(m)	Rule 12b-1 Plan
	(1)	Amended Distribution Plan and Agreement - Class 2 Shares dated 05/01/2025 - Filed as Ex-99(m)(1) on 04/25/2025 (Accession No. 0000012601-25-000106)
(n)	Rule 18f-3 Plan
	(1)	Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated 05/01/2025 - Filed as Ex-99(n)(1) on 04/25/2025 (Accession No. 0000012601-25-000106)
(o)	Reserved.
(p)	Codes of Ethics
	(1)	Los Angeles Capital Management LLC Code of Ethics dated 07/16/2024 *
	(2)	Registrant, Principal Global Investors, LLC, and Principal Real Estate Investors, LLC Code of Ethics dated 10/01/2025 *
	(3)	T. Rowe Price Group, Inc. and its Affiliates Code of Ethics dated 07/01/2025 *
	(4)	Westfield Capital Management Company, L.P. Code of Ethics dated 10/21/2025 *
*    Filed herein.
Item 29. Persons Controlled by or Under Common Control with the Fund
The Registrant does not control and is not under common control with any person.
Item 30. Indemnification
Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys’ fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:
(i)The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.Was committed in bad faith; or
2.Was the result of active and deliberate dishonesty; or
(ii)The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.
If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant’s Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant’s Articles of Incorporation, Article 9 of Registrant’s Bylaws and Section 2-418 of the Maryland General Corporation Law.
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The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant’s registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant’s registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant’s agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Each director has entered into an indemnification agreement with the Fund. In addition, the interested directors each have available indemnifications from Principal Financial Group, Inc., the parent company of his/her employer, the Fund’s sponsor.
Item 31. Business or Other Connections of Investment Advisor
Principal Global Investors, LLC (“PGI”) serves as investment advisor and administrator for Principal Funds, Inc. (“PFI”), Principal Variable Contracts Funds, Inc. (“PVC”), Principal Real Asset Fund (“PRA”), and Principal Private Credit Fund ("PPCF"). PGI also serves as investment advisor for Principal Exchange-Traded Funds (“PETF”). PGI is part of a diversified global asset management organization that utilizes specialized investment teams and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, and asset allocation. A complete list of the officers and directors of the investment advisor, PGI, are set out below.
PGI is an indirect wholly-owned subsidiary of Principal Financial Group, Inc. (together with its affiliates, “Principal”), the headquarters of which is located at 711 High Street, Des Moines, Iowa. Many of the individuals listed below support Principal in various capacities, in some cases as directors or officers, in addition to their role with PGI. The below list includes individuals (designated by an *), who serve as officers and directors of the Registrant. For these individuals, the information as set out in the Statement of Additional Information (See Part B) under the caption “Additional Information Regarding Board Members and Officers” is incorporated by reference.
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	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)
	Patricio Abal	Counsel
	Christopher K. Agbe-Davies	Vice President, Associate General Counsel, and Assistant Secretary
*	Kamal Bhatia	Director, President and Chief Executive Officer - Principal Asset Management
	Suzanne Cohrs	Managing Director - Public Markets Strategy
	Daniel R. Coleman	Chief Investment Officer - Edge Asset Management
	Anne R. Cook	Associate General Counsel
	Ramona Dessouki	Executive Director and Chief Marketing Officer and Digital Sales
*	George Djurasovic	Vice President - Principal Asset Management General Counsel
	Jen Dulski	Counsel
	Todd E. Everett	Executive Managing Director and Global Head of Private Markets - Principal Asset Management
	Michael J. Goosay	Executive Managing Director and Chief Investment Officer and Global Head of Fixed Income
	Melinda L. Hanrahan	Managing Director - Global Equities
	Angela Harrison	Counsel
	Corrin Hatala	Counsel
	Maggie Hibbs	Counsel
	Jill M. Hittner	Director and Executive Managing Director/Chief Financial Officer - Principal Asset Management
	Todd A. Jablonski	Executive Managing Director - Global Head of Multi-Asset & Quant - Principal Asset Management
	Jaime M. Kiehn	Managing Director - Product Specialist
	Chester Knight	Managing Director - Financial Analysis and Planning
	Justin T. Lange	Vice President and Chief Compliance Officer - Principal Asset Management
*	Laura B. Latham	Assistant General Counsel
	Steve Lempa	Chief Risk Officer - Principal Asset Management
	Ming Lodh	Director - Investment Risk Management
	George P. Maris	Executive Managing Director - Chief Investment Officer/Global Head of Equities
	Kenneth A. McCullum	Director
	Adrienne L. McFarland	Associate General Counsel and Secretary
	Amy M. McNally	Global Head Risk Management - PGI
	Terri Messina	Managing Director, Global Investment Operations
*	David P. Michalik	Counsel
	Everett S. Miles	Vice President - Corporate Strategy and Development
	Karl (Bill) W. Nolin	Chief Investment Officer - Aligned Investors
	Mike Oppold	Senior Director - Accounting and Finance
*	Deanna Y. Pellack	Assistant General Counsel
	Colin D. Pennycooke	Assistant General Counsel
	J. Markham Penrod	Chief Compliance Officer - North America
	Matt Peron	Managing Director - Deputy Chief Investment Officer - Equities
	Darshini Reddivari	Counsel
*	Teri R. Root	Chief Compliance Officer - Funds
	Kelly D. Rush	Chief Investment Officer - Global Real Estate Securities
	Scott M. Sailer	Vice President - Treasurer and Corporate Chief Financial Officer
	Charles M. Schneider	Assistant General Counsel
	Brenda Scholten	Assistant Vice President and Chief Accounting Officer
*	Michael Scholten	Assistant Vice President and Actuary
*	Adam U. Shaikh	Associate General Counsel
	Jennifer Shields	Assistant General Counsel
*	John L. Sullivan	Assistant General Counsel
	Rob Susman	Managing Director - Global Head of Equities Research
*	Barbara Wenig	Executive Managing Director - Chief Business Officer - Principal Asset Management
*	Brant K. Wong	Executive Managing Director - Head of Retirement Solutions
4

Item 32.    Principal Underwriters
(a)Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for PFI, PVC, PRA, and PPCF. PFD also serves as the principal underwriter for certain variable contracts issued by American General Life Insurance Company and The United States Life Insurance Company in the City of New York, through their respective separate accounts.
(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices with	Positions and Offices
Business Address	Principal Underwriter (PFD)	with the Registrant
Christopher K. Agbe-Davies	Vice President, Associate General Counsel,	None
Principal Funds Distributors, Inc.(1)	and Assistant Secretary
John T. Berg	Director	None
The Principal Financial Group (1)
Sean Clines	Chief Financial Officer	None
Principal Funds Distributors, Inc.(1)
Ramona Dessouki	Chief Marketing Officer	None
Principal Funds Distributors, Inc.(2)
Dina Hoeske	Senior Director - Fund Shareholder Services	None
Principal Funds Distributors, Inc.(1)
Michael F. Murray	Director	None
Principal Securities, Inc.(1)
Brian S. Ness	Senior Vice President and Chief Information Officer	None
Principal Funds Distributors, Inc.(1)
Scott M. Sailer	Vice President - Treasurer and Corporate	None
Principal Funds Distributors, Inc.(1)	Chief Financial Officer
Michael Scholten	Chief Operations Officer	Chief Financial Officer
Principal Funds Distributors, Inc.(1)
Dina Sullivan	Assistant Vice President	None
Principal Funds Distributor, Inc. (3)
Jeff Trier	AML Compliance Officer	None
Principal Funds Distributors, Inc.(1)
Brant K. Wong	President and Chair of the Board	Vice President
Principal Funds Distributor, Inc. (2)

(1) Des Moines, IA 50392
(2) 888 7th Avenue, 25th Floor, New York, NY 10019
(3) 1478 Stone Point Drive, Ste 390, Roseville, CA 95661
(c)    Not applicable.
Item 33.    Location of Accounts and Records
The location of all accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder is provided in the most recent report on Form N-CEN filed by the Registrant.
Item 34.    Management Services
Not applicable.
Item 35.    Undertakings
Not applicable.
5

EXHIBIT INDEX
Articles Supplementary	Exhibit (a)(2)
Sub-Advisory Agreements	Exhibits (d)(2)a, (d)(2)c, (d)(2)d
Contractual Fee Waiver Agreement	Exhibit (h)(2)
Interfund Lending Agreement	Exhibit (h)(3)
Powers of Attorney	Exhibit (h)(5)
Legal Opinion	Exhibit (i)
Consent of Independent Registered Public Accounting Firm	Exhibit (j)(1)
Initial Capital Agreement dated 04/30/2025 (Class 2 for Blue Chip Account)	Exhibit (l)(45)
Code of Ethics	Exhibits (p)(1), (p)(2), (p)(3), (p)(4)
6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 27th day of April, 2026.

Principal Variable Contracts Funds, Inc.
(Registrant)
/s/ Kamal Bhatia __________________________________ Kamal Bhatia Director, President, and Chief Executive Officer
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Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Kamal Bhatia __________________________ Kamal Bhatia	Director, President, and Chief Executive Officer (Principal Executive Officer)	April 27, 2026

/s/ Michael Scholten __________________________ Michael Scholten	Chief Financial Officer (Principal Financial Officer)	April 27, 2026

/s/ Megan Hoffmann __________________________ Megan Hoffmann	Vice President and Treasurer (Principal Accounting Officer)	April 27, 2026

(Daniel J. Beckman)* __________________________ Daniel J. Beckman	Director	April 27, 2026

(Craig Damos)* __________________________ Craig Damos	Director	April 27, 2026

(Katharin S. Dyer)* __________________________ Katharin S. Dyer	Director	April 27, 2026

(Frances P. Grieb)* __________________________ Frances P. Grieb	Director	April 27, 2026

(Victor L. Hymes)* __________________________ Victor L. Hymes	Director	April 27, 2026

(Sharmila C. Kassam)* __________________________ Sharmila C. Kassam	Director	April 27, 2026

(Padelford L. Lattimer)* __________________________ Padelford L. Lattimer	Director	April 27, 2026

(Kenneth A. McCullum)* __________________________ Kenneth A. McCullum	Director	April 27, 2026

(Karen McMillan)* __________________________ Karen McMillan	Director	April 27, 2026

(Thomas A. Swank)* __________________________ Thomas A. Swank	Director	April 27, 2026

	/s/ Kamal Bhatia ______________________________________ Kamal Bhatia	April 27, 2026
Attorney-in-Fact
* Pursuant to Powers of Attorney filed herewith
8